UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4391

                                   PBHG Funds
               (Exact name of registrant as specified in charter)
                                    --------


                            1400 Liberty Ridge Drive
                                 Wayne, PA 19087
               (Address of principal executive offices) (Zip code)

                               David J. Bullock
                    1400 Liberty Ridge Drive, Wayne, PA 19087
                     (Name and address of agent for service)

                                   Copies to:

--------------------------------- ---------------------------------------------
    William H. Rheiner, Esq.                    John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll          Pilgrim Baxter & Associates, Ltd.
 1735 Market Street, 51st Floor               1400 Liberty Ridge Drive
  Philadelphia, PA 19103-7599                     Wayne, PA 19087
        (215) 864-8600                            (610) 341-9000
--------------------------------- ---------------------------------------------

       Registrant's telephone number, including area code: 1-800-433-0051

                     Date of fiscal year end: March 31, 2004

                  Date of reporting period: September 30, 2003

Item 1.    Reports to Stockholders.

PBHG Funds
Semi-Annual Report to Shareholders
September 30, 2003
Supplement dated November 25, 2003


On November 20, 2003, the SEC filed a civil action in the United States District Court for the Eastern District of Pennsylvania (Civil Action 03-6341) against Mr. Pilgrim, Mr. Baxter and Pilgrim Baxter (the "SEC Action") based in part on the circumstances described in the footnotes to the financial statements. The SEC Action alleges violations of Sections 17(a) of the Securities Act of 1933,
Section 10(b) of the Securities Exchange Act of 1934 and Rule 10b-5 under that Act, Sections 206(1), 206(2) and 204A of the Investment Advisers Act of 1940. With respect to Pilgrim Baxter, the SEC Action seeks injunctions, disgorgement of profits, civil monetary penalties and other equitable relief. With respect to Messrs. Pilgrim and Baxter, the SEC Action seeks injunctions, disgorgement, civil monetary penalties and other relief.

In addition, on November 20, 2003, the NYAG filed a civil action in the Supreme Court of the State of New York County of New York against Pilgrim Baxter, Mr. Pilgrim, and Mr. Baxter (the "NYAG Action") based in part on the circumstances described in the footnotes to the financial statements. The NYAG Action alleges violation of Article 23-A and Section 349 of the General Business Law of the State of New York (the Martin Act) and Section 63(12) of the State of New York's Executive Law. With respect to Pilgrim Baxter, the NYAG Action seeks injunctions, disgorgement of all fees earned throughout the period during which the alleged illegal activity occurred, disgorgement of all profits obtained from the alleged illegal activities, civil monetary penalties and other equitable relief. In addition, with respect to Messrs. Pilgrim and Baxter, the NYAG Action seeks injunctions, disgorgement, civil monetary penalties and other relief.

On or about November 17, 2003, a civil lawsuit was filed in the U.S. District Court for the Eastern District of Pennsylvania entitled Carey v. Pilgrim Baxter & Associates, Ltd, et. al. that relates to the matters described above. The complaint in the lawsuit names, among others, Pilgrim Baxter, Messrs. Pilgrim and Baxter, PBHG Funds and PBHG Fund Distributors as defendants. The complaint charges the defendants with violations of various provisions of the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, and common law breach of fiduciary duties. The plaintiff in the lawsuit seeks to recover unspecified damages on behalf of the class members. Pilgrim Baxter expects that additional lawsuits similar to this lawsuit have been or will be filed against Pilgrim Baxter, Messrs. Pilgrim and Baxter, affiliates of Pilgrim Baxter, and the PBHG Fund Family.

PBHG-SEMISUPP11/25/03

                                                         2003 SEMI-ANNUAL REPORT

                                                             September 30, 2003


                             [GRAPHIC ART OMITTED]


The Power of Discipline.  The Rewards of Time. (SM)

PBHG(R)
FUNDS

[LOGO OMITTED]

[BLANK PAGE]

PBHG Funds

TABLE OF CONTENTS

Message to Shareholders ................................................................................................     1
PBHG GROWTH FUNDS
      PBHG Emerging Growth Fund
           PBHG Class (PBEGX), Class A (PAEGX), Class C (PCEGX) ........................................................     2
      PBHG Growth Fund
           PBHG Class (PBHGX), Advisor Class (PBGWX), Class A (PAHGX), Class C (PCHGX) .................................     7
      PBHG Large Cap 20 Fund
           PBHG Class (PLCPX), Advisor Class (PLTAX), Class A (PLGAX), Class C (PCLAX) .................................    12
      PBHG Large Cap Growth Fund
           PBHG Class (PBHLX), Advisor Class (PBLAX), Class A (PALGX), Class C (PCLGX) .................................    15
      PBHG Select Growth Fund
           PBHG Class (PBHEX), Class A (PAHEX), Class C (PCHEX).........................................................    19
      PBHG Strategic Small Company Fund
           PBHG Class (PSSCX), Advisor Class (PBSSX), Class A (PSSAX), Class C (PCSSX) .................................    22
PBHG BLEND FUNDS
      PBHG Disciplined Equity Fund
           PBHG Class (PBDEX), Class A (PADEX), Class C (PCDEX) ........................................................    29
      PBHG Focused Fund
           PBHG Class (PBFVX), Class A (PAFCX), Class C (PCFCX) ........................................................    34
      PBHG Large Cap Fund
           PBHG Class (PLCVX), Advisor Class (PBLVX), Class A (PLCAX), Class C (PCCAX) .................................    37
      PBHG Mid-Cap Fund
           PBHG Class (PBMCX), Advisor Class (PMCAX), Class A (PAMIX), Class C (PCCPX) .................................    40
      PBHG Small Cap Fund
           PBHG Class (PBSVX), Advisor Class (PVAAX), Class A (PSAMX), Class C (PSCMX) .................................    45
PBHG VALUE FUNDS
      PBHG Clipper Focus Fund
           PBHG Class (PBFOX), Advisor Class (PCLFX), Class A (PAFOX), Class C (PCFOX) .................................    50
      PBHG Small Cap Value Fund
           PBHG Class (PSMVX), Class A (PACVX), Class C (PCCVX) ........................................................    53
PBHG SPECIALTY FUNDS
      PBHG REIT Fund
           PBHG Class (PBRTX), Advisor Class (PBRAX), Class A (PARTX), Class C (PCRTX) .................................    57
      PBHG Technology & Communications Fund
           PBHG Class (PBTCX), Advisor Class (PTNAX), Class A (PATCX), Class C (PCOMX) .................................    60
PBHG FIXED INCOME FUNDS
      PBHG Intermediate Fixed Income Fund
           PBHG Class (PBFIX), Class A (PAFIX), Class C (PCIRX) ........................................................    64
      PBHG IRA Capital Preservation Fund
           PBHG Class (PBCPX), Advisor Class (PACPX), Class A (PIRAX), Class C (PIRCX) .................................    68
PBHG MONEY MARKET FUNDS
      PBHG Cash Reserves Fund
           (PBCXX) .....................................................................................................    74

Statements of Operations ...............................................................................................    76
Statements of Changes in Net Assets ....................................................................................    80
Financial Highlights ...................................................................................................    86
Notes to Financial Statements ..........................................................................................    93
PBHG Shareholder Meetings ..............................................................................................   101
PBHG Disclosure Notes ..................................................................................................   102
Trustees and Officers of the Trust .....................................................................................   103

                                              PBHG FUNDS

                                                         MESSAGE TO SHAREHOLDERS

DEAR FELLOW SHAREHOLDERS:

   For five of the six months ended September 30, 2003, the broad stock market posted gains, giving rise to hopes that stocks may be taking an extended trip in positive territory after a three-year hiatus. The market gained momentum at the onset of the period, propelled by strong first quarter earnings reports, a swift end to the main combat in Iraq and a $350 billion tax cut package. The Federal Reserve did its part in June to keep the economic engine running by reducing the federal funds rate by another quarter percentage point, bringing interest rates to 45-year lows.

   During the period, we were pleased to introduce two new investment choices to the PBHG Family of Funds, PBHG Intermediate Fixed Income Fund and PBHG Small Cap Value Fund. PBHG Intermediate Fixed Income Fund seeks to provide its shareholders with a high level of current income consistent with relative stability of principal by investing in a diversified mix of fixed income securities of varying maturities. Adding another option to complement our range of equity portfolios, PBHG Small Cap Value Fund seeks to provide its shareholders with long-term growth of capital by seeking what the investment community believes to be intrinsically undervalued stocks amid the dynamic world of small cap investing.

   The Dow Jones Industrial Average returned 17.39% for the six-months ended September 30, 2003, while the S&P 500 Index recorded a healthy 18.45% gain. Investors appeared to favor more cyclical stocks for most of the past six months, which was particularly beneficial for many companies in the technology sector and for stocks of smaller companies. Technology stocks led over other sectors for most of the period, which accounted for the impressive 33.49% gain in the Nasdaq Composite Index. Small company stocks were up 34.63% for the past six months, as measured by the Russell 2000(R) Index. Our funds that focus on growth-oriented, small cap stocks, including PBHG Strategic Small Company and PBHG Emerging Growth Funds, benefited most from recent market dynamics and outperformed for the period. However, these same forces worked against several of our funds which focus on different segments of the market. Two exceptions were PBHG Clipper Focus and PBHG Disciplined Equity Funds, which benefited from favorable stock selection during the period. For more performance information on the PBHG Funds, please refer to the pages that follow.

   With the stock market generally considered to be a leading economic indicator, many are hoping that the market's strong showing over the last six months offers clues to the strength of the economic recovery, or even better, is a harbinger to sustained, robust growth ahead. Many investors have been speculating over the nature of the economic rebound, bidding up those stocks that they expect to fare best in an expanding economy. It is now time for the economy to deliver convincing evidence of improvement. While there are certainly still signs of weakness in the economy, making caution a prudent companion for anyone attempting to navigate the road ahead, there is also plenty of room for optimism. Consumer spending and housing have remained strong, and consumer sentiment appears to be recovering. Business spending and hiring remain two areas of concern, but recent data hint at improving employment prospects. Corporate earnings were also strong, leading us to believe that the earnings outlooks for many businesses look favorable and that the current environment is conducive for a good number of companies to continue to surprise positively. While earnings expectations are on the rise, there are also several powerful forces, such as low interest rates, aimed at keeping top-line growth strong. Finally, the estimates for GDP growth being released by the Commerce Department suggest that economic growth appears to be expanding at a healthy clip.

   While it is impossible to predict the direction of the stock market over the next six months, the dramatic shift in investor sentiment and budding signs of an economic recovery that emerged during the period could help keep stocks trending higher over the months ahead. To us, the greater risk is not that stocks will test new lows, but that investors, made overly cautious by the last three years, could be surprised by a revelation that the stock market has been pointing all along to an economic recovery already underway. Thank you for your continued investment.



Sincerely,

/S/David J. Bullock                                          [PHOTO OMITTED]

David J. Bullock
President
PBHG Funds

                                                PBHG FUNDS

                                           PBHG EMERGING GROWTH FUND (UNAUDITED)

PBHG EMERGING GROWTH FUND

           INVESTMENT FOCUS

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |    X     |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N


Source: Pilgrim Baxter & Associates, Ltd.



                                                       AVERAGE ANNUAL TOTAL RETURN1
                                                          AS OF SEPTEMBER 30, 2003
----------------------------------------------------------------------------------------------------------------
                                            One        Annualized     Annualized     Annualized      Annualized
                              6            Year          3 Year         5 Year         10 Year        Inception
                           Months2        Return         Return         Return         Return          to Date
----------------------------------------------------------------------------------------------------------------
   PBHG Class3              51.51%        60.19%        (30.60)%       (7.34)%        2.32%             4.61%
----------------------------------------------------------------------------------------------------------------
   Class A with load4       42.70%        50.75%        (32.18)%       (8.78)%        1.34%             3.63%
----------------------------------------------------------------------------------------------------------------
   Class A without load4    51.40%        59.94%        (30.83)%       (7.70)%        1.94%             4.22%
----------------------------------------------------------------------------------------------------------------
   Class C with load4       49.84%        57.74%        (31.34)%       (8.39)%        1.17%             3.45%
----------------------------------------------------------------------------------------------------------------
   Class C without load4    50.84%        58.74%        (31.34)%       (8.39)%        1.17%             3.45%
----------------------------------------------------------------------------------------------------------------

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
                   THE PBHG EMERGING GROWTH FUND - PBHG CLASS1
                 VERSUS THE RUSSELL 2000(R) GROWTH INDEX AND THE
                      LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                  PBHG EMERGING GROWTH FUND - PBHG CLASS   RUSSELL 2000(R) GROWTH INDEX5    LIPPER SMALL-CAP GROWTH FUNDS AVERAGE6
 6/14/93                         $10,000                             $10,000                                  $10,000
 6/30/93                          10,120                              11,413                                   10,000
 7/31/93                          10,320                              11,527                                   10,059
 8/31/93                          11,440                              12,079                                   10,607
 9/30/93                          12,650                              12,478                                   11,044
10/31/93                          13,220                              12,839                                   11,193
11/30/93                          12,480                              12,319                                   10,791
12/31/93                          13,258                              12,806                                   11,334
 1/31/94                          13,800                              13,146                                   11,654
 2/28/94                          14,244                              13,089                                   11,660
 3/31/94                          13,258                              12,285                                   10,964
 4/30/94                          13,420                              12,303                                   10,977
 5/31/94                          13,008                              12,028                                   10,718
 6/30/94                          12,152                              11,514                                   10,192
 7/31/94                          12,520                              11,678                                   10,390
 8/31/94                          13,854                              12,535                                   11,121
 9/30/94                          14,797                              12,587                                   11,251
10/31/94                          15,816                              12,721                                   11,502
11/30/94                          15,621                              12,207                                   11,111
12/31/94                          16,411                              12,494                                   11,376
 1/31/95                          15,704                              12,240                                   11,232
 2/28/95                          16,324                              12,805                                   11,721
 3/31/95                          17,497                              13,179                                   12,135
 4/30/95                          17,878                              13,377                                   12,252
 5/31/95                          17,976                              13,553                                   12,460
 6/30/95                          19,617                              14,487                                   13,394
 7/31/95                          21,584                              15,616                                   14,550
 8/31/95                          21,834                              15,808                                   14,772
 9/30/95                          22,627                              16,134                                   15,225
10/31/95                          21,942                              15,340                                   14,814
11/30/95                          23,257                              16,017                                   15,387
12/31/95                          24,361                              16,372                                   15,675
 1/31/96                          23,780                              16,237                                   15,589
 2/29/96                          25,136                              16,977                                   16,382
 3/31/96                          26,275                              17,313                                   16,931
 4/30/96                          30,079                              18,642                                   18,550
 5/31/96                          31,457                              19,598                                   19,477
 6/30/96                          29,509                              18,324                                   18,560
 7/31/96                          25,443                              16,087                                   16,683
 8/31/96                          27,448                              17,278                                   17,776
 9/30/96                          29,999                              18,168                                   18,919
10/31/96                          28,404                              17,384                                   18,297
11/30/96                          28,347                              17,868                                   18,674
12/31/96                          28,522                              18,216                                   18,883
 1/31/97                          28,817                              18,671                                   19,368
 2/28/97                          24,603                              17,544                                   18,185
 3/31/97                          22,672                              16,306                                   16,995
 4/30/97                          21,601                              16,117                                   16,786
 5/31/97                          25,874                              18,539                                   19,061
 6/30/97                          27,357                              19,168                                   20,168
 7/31/97                          28,216                              20,150                                   21,556
 8/31/97                          28,522                              20,755                                   21,935
 9/30/97                          31,289                              22,411                                   23,706
10/31/97                          28,687                              21,065                                   22,525
11/30/97                          27,616                              20,563                                   22,081
12/31/97                          27,475                              20,575                                   22,198
 1/31/98                          27,145                              20,300                                   21,921
 2/28/98                          29,111                              22,092                                   23,731
 3/31/98                          30,406                              23,019                                   24,932
 4/30/98                          30,618                              23,160                                   25,182
 5/31/98                          27,899                              21,478                                   23,522
 6/30/98                          28,758                              21,697                                   24,098
 7/31/98                          26,321                              19,885                                   22,445
 8/31/98                          21,401                              15,295                                   17,676
 9/30/98                          23,296                              16,846                                   19,001
10/31/98                          23,013                              17,725                                   19,792
11/30/98                          24,826                              19,099                                   21,450
12/31/98                          28,300                              20,828                                   23,711
 1/31/99                          28,394                              21,765                                   24,349
 2/28/99                          25,098                              19,774                                   22,187
 3/31/99                          24,353                              20,478                                   23,159
 4/30/99                          23,762                              22,286                                   24,245
 5/31/99                          24,790                              22,321                                   24,490
 6/30/99                          27,579                              23,497                                   26,625
 7/31/99                          26,929                              22,771                                   26,569
 8/31/99                          26,669                              21,919                                   26,234
 9/30/99                          28,784                              22,342                                   26,896
10/31/99                          30,699                              22,914                                   28,329
11/30/99                          34,007                              25,337                                   31,814
12/31/99                          41,981                              29,803                                   37,521
 1/31/00                          40,339                              29,525                                   37,157
 2/29/00                          53,650                              36,395                                   46,216
 3/31/00                          49,029                              32,569                                   43,845
 4/30/00                          42,901                              29,280                                   39,184
 5/31/00                          37,691                              26,717                                   36,042
 6/30/00                          47,522                              30,168                                   41,909
 7/31/00                          43,244                              27,583                                   39,286
 8/31/00                          50,353                              30,484                                   43,807
 9/30/00                          47,595                              28,969                                   42,169
10/31/00                          40,425                              26,618                                   39,415
11/30/00                          29,859                              21,785                                   32,699
12/31/00                          31,394                              23,118                                   35,446
 1/31/01                          31,182                              24,989                                   36,449
 2/28/01                          24,729                              21,564                                   31,594
 3/31/01                          21,105                              19,603                                   28,567
 4/30/01                          25,707                              22,003                                   32,064
 5/31/01                          24,914                              22,513                                   32,779
 6/30/01                          25,152                              23,127                                   33,729
 7/31/01                          22,758                              21,154                                   31,770
 8/31/01                          20,537                              19,833                                   29,892
 9/30/01                          16,490                              16,633                                   25,378
10/31/01                          18,381                              18,233                                   27,419
11/30/01                          20,497                              19,755                                   29,530
12/31/01                          21,172                              20,985                                   31,326
 1/31/02                          20,114                              20,238                                   30,364
 2/28/02                          16,980                              18,928                                   28,414
 3/31/02                          18,818                              20,573                                   30,568
 4/30/02                          16,834                              20,128                                   29,740
 5/31/02                          15,353                              18,951                                   28,295
 6/30/02                          13,555                              17,344                                   26,294
 7/31/02                          11,743                              14,679                                   22,602
 8/31/02                          11,306                              14,672                                   22,596
 9/30/02                           9,931                              13,612                                   21,138
10/31/02                          11,227                              14,300                                   21,999
11/30/02                          13,092                              15,718                                   23,642
12/31/02                          11,095                              14,634                                   22,122
 1/31/03                          10,883                              14,237                                   21,542
 2/28/03                          10,606                              13,857                                   20,911
 3/31/03                          10,500                              14,067                                   21,256
 4/30/03                          11,650                              15,398                                   23,005
 5/31/03                          13,184                              17,133                                   25,200
 6/30/03                          13,713                              17,463                                   25,921
 7/31/03                          14,864                              18,784                                   27,517
 8/31/03                          16,265                              19,792                                   29,047
 9/30/03                          15,908                              19,291                                   28,333


1 The performance data quoted represents past performance and the investment return and the principal value of an investment in the PBHG Emerging Growth Fund will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost. The PBHG Emerging Growth Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since September 30, 2003. Please call 1-800-433-0051 or visit our website at www.pbhgfunds.com for more current investment results. For performance information regarding other share classes please consult your financial adviser. Securities of small sized companies involve greater risk and price volatility than larger, more established companies. The Fund's investment in technology companies involves the risk of volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. Investors considering the PBHG Emerging Growth Fund should have a long-term investment horizon. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. Peter
  J. Niedland began managing the Fund on January 1, 2003.
2 The six month return has not been annualized.
3 The PBHG Emerging Growth Fund - PBHG Class commenced operations on June 14,
  1993.
4 The returns shown are based on the historical performance of the Fund's PBHG
  Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C and PBHG Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months.
5 For more information on the Russell 2000(R) Growth Index please see the PBHG
  Disclosure Notes on page 102.
6 The chart assumes $10,000 invested in the Lipper Small-Cap Growth Funds
  Average at that month's end, June 30, 1993. For more information on the Lipper Small-Cap Growth Funds Average please see the PBHG Disclosure Notes on page 102.

SECTOR WEIGHTINGS AT SEPTEMBER 30, 2003

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Basic Materials                  2%
Consumer Cyclical               14%
Consumer Non-Cyclical            1%
Health Care                     16%
Industrial                       9%
Services                         8%
Technology                      50%



% of Total Portfolio Investments in Common Stock



             TOP TEN COMMON STOCK HOLDINGS AT
                   SEPTEMBER 30, 2003

Sandisk                                           2.7%
Martek Biosciences                                2.6%
Altiris                                           2.2%
Power Integrations                                2.0%
Silicon Laboratories                              1.9%
Gen-Probe                                         1.8%
Manhattan Associates                              1.7%
Advanced Neuromodulation Systems                  1.6%
eResearch Technology                              1.6%
Tractor Supply                                    1.6%
------------------------------------------------------
%   of  Total Portfolio Investments              19.7%

                                                                   PBHG Funds

                                                    PBHG Emerging Growth Fund

                                                      Statement of Net Assets
                                          -----------------------------------
                                         As of September 30, 2003 (Unaudited)


                                                      Market
Description                           Shares       Value (000)
-----------------------------------------------------------------------------
Common Stock -- 99.7%
Basic Materials -- 2.1%
Advanced Materials/Products -- 0.6%
Ceradyne*                              98,600    $      2,551
                                                 -------------
                                                        2,551
-----------------------------------------------------------------------------
Chemicals-Specialty -- 1.5%
Cabot Microelectronics*               122,000           6,800
                                                 -------------
                                                        6,800
                                                 -------------
Total Basic Materials (Cost $7,707)                     9,351
                                                 -------------
-----------------------------------------------------------------------------
Consumer Cyclical -- 14.1%
Apparel Manufacturers -- 1.1%
Gymboree*                             155,000           2,184
Quiksilver*                           170,000           2,712
                                                 -------------
                                                        4,896
-----------------------------------------------------------------------------
Athletic Footwear -- 0.6%
K-Swiss, Cl A                          79,500           2,861
                                                 -------------
                                                        2,861
-----------------------------------------------------------------------------
Retail-Apparel/Shoe -- 2.7%
Jos A Bank Clothiers*                  69,800           3,069
Pacific Sunwear of California*        148,750           3,073
Urban Outfitters*                     235,000           6,124
                                                 -------------
                                                       12,266
-----------------------------------------------------------------------------
Retail-Bedding -- 0.8%
Select Comfort*                       127,600           3,381
                                                 -------------
                                                        3,381
-----------------------------------------------------------------------------
Retail-Computer Equipment -- 0.8%
Insight Enterprises*                  234,400           3,568
                                                 -------------
                                                        3,568
-----------------------------------------------------------------------------
Retail-Discount -- 1.2%
Fred's                                155,500           5,125
                                                 -------------
                                                        5,125
-----------------------------------------------------------------------------
Retail-Gardening Products -- 1.6%
Tractor Supply*                       213,500           7,005
                                                 -------------
                                                        7,005
-----------------------------------------------------------------------------
Retail-Music Store -- 0.7%
Guitar Center*                         97,100           3,123
                                                 -------------
                                                        3,123
-----------------------------------------------------------------------------
Retail-Restaurants -- 3.6%
Panera Bread, Cl A*                   103,500           4,240
PF Chang's China Bistro*              130,100           5,900
Rare Hospitality International*       104,100           2,593
Red Robin Gourmet Burgers*            130,800           3,330
                                                 -------------
                                                       16,063

                                                      Market
Description                           Shares       Value (000)
-----------------------------------------------------------------------------

Retail-Sporting Goods -- 1.0%
Dick's Sporting Goods*                123,600    $      4,615
                                                 -------------
                                                        4,615
                                                 -------------
Total Consumer Cyclical (Cost $48,121)                 62,903
                                                 -------------
-----------------------------------------------------------------------------
Consumer Non-Cyclical -- 0.5%
Coffee -- 0.2%
Peet's Coffee & Tea*                   46,400             907
                                                 -------------
                                                          907
-----------------------------------------------------------------------------
Food-Flour & Grain -- 0.3%
Stake Technology*1                    163,200           1,511
                                                 -------------
                                                        1,511
                                                 -------------
Total Consumer Non-Cyclical (Cost $2,288)               2,418
                                                 -------------
-----------------------------------------------------------------------------
Financial -- 0.5%
Finance-Consumer Loans -- 0.5%
Portfolio Recovery Associates*         90,450           2,299
                                                 -------------
                                                        2,299
                                                 -------------
Total Financial (Cost $2,308)                           2,299
                                                 -------------
-----------------------------------------------------------------------------
Health Care -- 15.7%
Diagnostic Equipment -- 1.8%
Gen-Probe*                            150,100           8,131
                                                 -------------
                                                        8,131
-----------------------------------------------------------------------------
Medical Imaging Systems -- 0.3%
Vital Images*                          74,500           1,395
                                                 -------------
                                                        1,395
-----------------------------------------------------------------------------
Medical Information Systems -- 0.5%
IMPAC Medical Systems*                 11,500             206
Per-Se Technologies*                  120,000           1,920
                                                 -------------
                                                        2,126
-----------------------------------------------------------------------------
Medical Instruments -- 3.1%
Advanced Neuromodulation Systems*     181,550           7,244
Kensey Nash*                          156,900           3,684
Ventana Medical Systems*               75,400           3,038
                                                 -------------
                                                       13,966
-----------------------------------------------------------------------------
Medical Products -- 1.2%
INAMED*                                53,400           3,922
Synovis Life Technologies*             51,900           1,269
                                                 -------------
                                                        5,191
-----------------------------------------------------------------------------
Medical-Biomedical/Genetic -- 3.9%
Digene*                               137,600           5,622
Integra LifeSciences Holdings*         14,900             421
Martek Biosciences*                   215,600          11,356
                                                 -------------
                                                       17,399
------------------------------------------------------------------------------

PBHG Funds

PBHG Emerging Growth Fund

Statement of Net Assets
-----------------------------------
As of September 30, 2003 (Unaudited)

                                                      Market
Description                           Shares       Value (000)
-----------------------------------------------------------------------------
Medical-Drugs -- 1.4%
Angiotech Pharmaceuticals*1            79,500    $      3,470
Flamel Technologies-ADR*2              80,000           2,697
                                                 -------------
                                                        6,167
-----------------------------------------------------------------------------
Medical-Generic Drugs -- 0.4%
Able Laboratories*                    105,700           1,978
                                                 -------------
                                                        1,978
-----------------------------------------------------------------------------
Medical-Hospitals -- 0.4%
Curative Health Systems*              100,000           1,787
                                                 -------------
                                                        1,787
-----------------------------------------------------------------------------
Medical-Outpatient/Home Medical -- 1.1%
Odyssey HealthCare*                    50,800           1,515
VistaCare, Cl A*                      109,000           3,412
                                                 -------------
                                                        4,927
-----------------------------------------------------------------------------
Physician Practice Management -- 1.2%
American Healthways*                  122,000           5,123
                                                 -------------
                                                        5,123
-----------------------------------------------------------------------------
Vitamins & Nutrition Products -- 0.4%
USANA Health Sciences*                 38,700           1,867
                                                 -------------
                                                        1,867
                                                 -------------
Total Health Care (Cost $47,452)                       70,057
                                                 -------------
-----------------------------------------------------------------------------
Industrial -- 7.7%
Circuit Boards -- 0.7%
TTM Technologies*                     225,000           3,213
                                                 -------------
                                                        3,213
-----------------------------------------------------------------------------
Electronic Components-Miscellaneous-- 1.8%
Benchmark Electronics*                106,900           4,518
Planar Systems*                       168,900           3,623
                                                 -------------
                                                        8,141
-----------------------------------------------------------------------------
Electronic Connectors -- 0.3%
Innovex                               102,700           1,022
                                                 -------------
                                                        1,022
-----------------------------------------------------------------------------
Electronics-Military -- 1.5%
Engineered Support Systems            109,600           6,631
                                                 -------------
                                                        6,631
-----------------------------------------------------------------------------
Hazardous Waste Disposal -- 0.9%
Stericycle*                            84,600           3,990
                                                 -------------
                                                        3,990
-----------------------------------------------------------------------------
Identification Systems/Development-- 0.2%
Metrologic Instruments*                28,000           1,008
                                                 -------------
                                                        1,008
-----------------------------------------------------------------------------

                                                      Market
Description                           Shares       Value (000)
-----------------------------------------------------------------------------
Industrial Automation/Robotics -- 0.6%
Cognex*                               104,900    $      2,758
                                                 -------------
                                                        2,758
-----------------------------------------------------------------------------
Instruments-Controls -- 0.7%
Photon Dynamics*                      109,500           3,192
                                                 -------------
                                                        3,192
-----------------------------------------------------------------------------
Miscellaneous Manufacturing -- 1.0%
Applied Films*                        145,000           4,311
                                                 -------------
                                                        4,311
                                                 -------------
Total Industrial (Cost $31,329)                        34,266
                                                 -------------
-----------------------------------------------------------------------------
Services -- 8.2%
Commercial Services -- 0.2%
Wireless Facilities*                   63,700             758
                                                 -------------
                                                          758
-----------------------------------------------------------------------------
Computer Services -- 3.2%
Cognizant Technology Solutions*       181,600           6,623
Manhattan Associates*                 297,500           7,702
                                                 -------------
                                                       14,325
-----------------------------------------------------------------------------
Consulting Services -- 3.3%
Advisory Board*                       132,200           6,008
Corporate Executive Board*            143,400           6,733
DiamondCluster International*         290,000           1,963
                                                 -------------
                                                       14,704
-----------------------------------------------------------------------------
Human Resources -- 0.6%
Resources Connection*                 110,500           2,697
                                                 -------------
                                                        2,697
-----------------------------------------------------------------------------
Schools -- 0.9%
Strayer Education                      42,300           4,091
                                                 -------------
                                                        4,091
                                                 -------------
Total Services (Cost $29,293)                          36,575
                                                 -------------
-----------------------------------------------------------------------------
Technology -- 50.9%
Applications Software -- 1.8%
Mercury Interactive*                  136,500           6,198
Verint Systems*                        80,500           1,723
                                                 -------------
                                                        7,921
-----------------------------------------------------------------------------
Cellular Telecommunications -- 0.1%
Boston Communications Group*           33,300             332
                                                 -------------
                                                          332
-----------------------------------------------------------------------------

                                                                PBHG Funds

                                                 PBHG Emerging Growth Fund

                                                   Statement of Net Assets
--------------------------------------------------------------------------
                                      As of September 30, 2003 (Unaudited)


                                                      Market
Description                           Shares       Value (000)
-----------------------------------------------------------------------------
Communications Software -- 1.8%
Avid Technology*                      122,600    $      6,478
Inter-Tel                              58,600           1,439
                                                 -------------
                                                        7,917
-----------------------------------------------------------------------------
Computer Data Security -- 1.3%
NetScreen Technologies*               266,000           5,913
                                                 -------------
                                                        5,913
-----------------------------------------------------------------------------
Computers -- 0.7%
Neoware Systems*                      181,200           3,093
                                                 -------------
                                                        3,093
-----------------------------------------------------------------------------
Computers-Integrated Systems -- 1.4%
McData, Cl B*                         341,000           4,020
Merge Technologies*                   119,100           2,006
                                                 -------------
                                                        6,026
-----------------------------------------------------------------------------
Computers-Memory Devices -- 4.7%
Dot Hill Systems*                     295,300           4,063
Lexar Media*                          295,400           5,034
Sandisk*                              188,300          12,002
                                                 -------------
                                                       21,099
-----------------------------------------------------------------------------
Computers-Peripheral Equipment -- 0.3%
Sigma Designs*                        172,000           1,477
                                                 -------------
                                                        1,477
-----------------------------------------------------------------------------
Data Processing/Management -- 1.5%
Documentum*                           315,600           6,725
                                                 -------------
                                                        6,725
-----------------------------------------------------------------------------
E-Marketing/Information -- 1.6%
Digital River*                        178,700           4,887
Valueclick*                           269,200           2,264
                                                 -------------
                                                        7,151
-----------------------------------------------------------------------------
Electronic Design Automation -- 0.6%
Magma Design Automation*              127,300           2,498
                                                 -------------
                                                        2,498
-----------------------------------------------------------------------------
Enterprise Software/Services -- 2.2%
Hyperion Solutions*                   108,500           3,132
Micromuse*                            373,800           3,058
MicroStrategy, Cl A*                   77,200           3,552
                                                 -------------
                                                        9,742
-----------------------------------------------------------------------------
Internet Application Software -- 2.1%
At Road*                              178,200           2,397
eResearch Technology*                 205,800           7,168
                                                 -------------
                                                        9,565
-----------------------------------------------------------------------------
Internet Content-Entertainment -- 0.9%
NetFlix*                              125,900           4,231
                                                 -------------
                                                        4,231
-----------------------------------------------------------------------------

                                                      Market
Description                           Shares       Value (000)
-----------------------------------------------------------------------------
Internet Infrastructure Equipment -- 0.2%
Centillium Communications*            133,900   $         947
                                                 -------------
                                                          947
-----------------------------------------------------------------------------
Internet Telephony -- 1.4%
j2 Global Communications*             161,700           6,117
                                                 -------------
                                                        6,117

-----------------------------------------------------------------------------
Networking Products -- 3.2%
Aeroflex*                             242,000           2,142
Foundry Networks*                     305,100           6,563
Netgear*                               10,400             173
SafeNet*                              145,100           5,242
                                                 -------------
                                                       14,120
-----------------------------------------------------------------------------
Semiconductor Components-Integrated Circuits-- 10.5%
Artisan Components*                   163,400           2,747
Emulex*                               241,000           6,138
Marvell Technology Group*3            110,000           4,153
O2Micro International*4               289,100           4,177
Omnivision Technologies*              130,100           5,496
PMC-Sierra*                           353,300           4,660
Power Integrations*                   270,100           8,978
Silicon Laboratories*                 186,300           8,374
Standard Microsystems*                 78,100           2,107
                                                 -------------
                                                       46,830
-----------------------------------------------------------------------------
Semiconductor Equipment -- 7.7%
Asyst Technologies*                   308,000           4,334
ATMI*                                  78,200           1,976
Credence Systems*                     137,300           1,579
Cymer*                                138,200           5,694
Formfactor*                            40,900             885
Kulicke & Soffa Industries*           275,100           2,982
LTX*                                  237,300           2,672
Photronics*                           105,800           2,249
Ultratech Stepper*                    214,000           6,039
Varian Semiconductor
   Equipment Associates*              155,300           5,816
                                                 -------------
                                                       34,226
-----------------------------------------------------------------------------
Software Tools -- 2.1%
Altiris*                              364,600           9,582
                                                 -------------
                                                        9,582
-----------------------------------------------------------------------------
Telecommunications Equipment -- 1.5%
Adtran                                 93,600           5,727
Advanced Fibre Communication*          43,700             916
                                                 -------------
                                                        6,643
-----------------------------------------------------------------------------

PBHG Funds

 PBHG Emerging Growth Fund

Statement of Net Assets
-----------------------------------
As of September 30, 2003 (Unaudited)

                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
-----------------------------------------------------------------------------
elecommunication Services -- 0.3%
Aspect Communications*                185,300    $      1,544
                                                 -------------
                                                        1,544
-----------------------------------------------------------------------------
Web Hosting/Design -- 0.7%
Macromedia*                           132,200           3,271
                                                 -------------
                                                        3,271
-----------------------------------------------------------------------------
Web Portals/ISP -- 2.3%
Netease.com-ADR*4                      92,000           5,136
Sohu.com*                             109,400           3,402
United Online*                         45,500           1,580
                                                 -------------
                                                       10,118
                                                 -------------
Total Technology (Cost $148,510)                      227,088
                                                 -------------
Total Common Stock (Cost $317,008)                    444,957
                                                 -------------
-----------------------------------------------------------------------------
Repurchase Agreement -- 2.6%
UBS Warburg LLC
   1.03%, dated 09/30/03, matures
   10/01/03, repurchase price
   $11,831,938 (collateralized by
   U.S. Government Agency Obligations:
   total market value $12,069,350)(A) $11,832          11,832
                                                 -------------
Total Repurchase Agreement (Cost $11,832)              11,832
                                                 -------------
Total Investments-- 102.3% (Cost $328,840)            456,789
                                                 -------------
-----------------------------------------------------------------------------
Other Assets and Liabilities -- (2.3)%
Payable for Administration Fees                           (59)
Payable for Investment Advisory Fees                     (332)
Payable for Capital Shares Redeemed                   (10,672)
Other Assets and Liabilities, Net                         683
                                                 -------------
Total Other Assets and Liabilities, Net               (10,380)
                                                 -------------
-----------------------------------------------------------------------------


Description                                          Value (000)
-----------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class ($0.001 par value)
   based on 37,098,455 outstanding shares
   of common stock                                $   771,840
Fund Shares of Class A ($0.001 par value)
   based on 4,156 outstanding shares
   of common stock                                         50
Fund Shares of Class C ($0.001 par value)
   based on 4,156 outstanding shares
   of common stock                                         50
Accumulated net investment loss                        (2,319)
Accumulated net realized loss on investments         (451,161)
Unrealized appreciation on investments                127,949
                                                 -------------
Total Net Assets-- 100.0%                          $  446,409
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- PBHG Class
   ($446,309,234/37,098,455 shares)                    $12.03
                                                 -------------
Net Asset Value and Redemption
   Price Per Share -- Class A
   ($50,000/4,156 shares)                              $12.03
                                                 -------------
Maximum Offering
   Price Per Share -- Class A
   ($12.03/94.25%)                                     $12.76
                                                 -------------
Net Asset Value and Offering
   Price Per Share -- Class C+
   ($50,000/4,156 shares)                              $12.03
                                                 -------------

* Non-income producing security.
+ Class C shares have a contingent sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
1 Canada domiciled security traded on the Nasdaq Stock Market.
2 France domiciled security traded on the Nasdaq Stock Market.
3 Bermuda domiciled security traded on the Nasdaq Stock Market.
4 Cayman Islands domiciled security traded on the Nasdaq Stock Market.
(A) Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
LLC -- Limited Liability Company
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

                              PBHG Funds

                                               PBHG Growth Fund (Unaudited)

                                                           PBHG Growth Fund

           INVESTMENT FOCUS

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----X-----|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N
Source: Pilgrim Baxter & Associates, Ltd.


                                        AVERAGE ANNUAL TOTAL RETURN1
                                          AS OF SEPTEMBER 30, 2003

--------------------------------------------------------------------------------------------------
                                        One    Annualized    Annualized   Annualized   Annualized
                               6       Year      3 Year        5 Year       10 Year     Inception
                            Months2   Return     Return        Return       Return       to Date
--------------------------------------------------------------------------------------------------
   PBHG Class3              20.00%     17.13%   (28.76)%       0.26%         3.36%       11.19%
--------------------------------------------------------------------------------------------------
   Advisor Class4           19.84%     16.85%   (28.92)%       0.03%         3.19%       11.08%
--------------------------------------------------------------------------------------------------
   Class A with load5       12.93%     10.10%   (30.43)%      (1.35)%        2.35%       10.45%
--------------------------------------------------------------------------------------------------
   Class A without load5    19.83%     16.81%   (29.04)%      (0.18)%        2.95%       10.82%
--------------------------------------------------------------------------------------------------
   Class C with load5       18.38%     14.92%   (29.57)%      (0.92)%        2.19%        9.99%
--------------------------------------------------------------------------------------------------
   Class C without load5    19.38%     15.92%   (29.57)%      (0.92)%        2.19%        9.99%
--------------------------------------------------------------------------------------------------

                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
                      INVESTMENT IN THE PBHG GROWTH FUND -
                       PBHG CLASS1 VERSUS THE RUSSELL MID
                    CAP GROWTH(R) INDEX, THE RUSSELL 2000(R)
            GROWTH INDEX AND THE LIPPER MID-CAP GROWTH FUNDS AVERAGE

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                            PBHG GROWTH FUND -           RUSSELL MIDCAP        RUSSELL 2000(R)               LIPPER MID-CAP
                               PBHG CLASS               GROWTH(R) INDEX6        GROWTH INDEX6            GROWTH FUNDS AVERAGE7
12/31/85                        $10,000                      $10,000               $10,000                      $10,000
 1/31/86                        $10,250                      $10,192               $10,228                      $10,233
 2/28/86                        $11,080                      $11,091               $10,983                      $11,016
 3/31/86                        $11,510                      $11,757               $11,482                      $11,588
 4/30/86                        $11,640                      $11,885               $11,763                      $11,732
 5/31/86                        $12,580                      $12,631               $12,194                      $12,490
 6/30/86                        $12,680                      $12,827               $12,233                      $12,695
 7/31/86                        $11,700                      $11,806               $10,918                      $11,565
 8/31/86                        $12,380                      $12,342               $11,153                      $12,089
 9/30/86                        $11,240                      $11,319               $10,245                      $11,129
10/31/86                        $12,193                      $12,002               $10,766                      $11,764
11/30/86                        $12,676                      $12,115               $10,718                      $11,934
12/31/86                        $12,394                      $11,755               $10,358                      $11,673
 1/31/87                        $14,728                      $13,388               $11,691                      $13,249
 2/28/87                        $16,509                      $14,385               $12,823                      $14,457
 3/31/87                        $16,871                      $14,580               $13,175                      $14,635
 4/30/87                        $16,911                      $14,200               $12,767                      $14,448
 5/31/87                        $17,046                      $14,292               $12,677                      $14,560
 6/30/87                        $16,508                      $14,877               $12,991                      $14,751
 7/31/87                        $16,604                      $15,554               $13,302                      $15,267
 8/31/87                        $17,548                      $16,196               $13,687                      $15,916
 9/30/87                        $17,524                      $15,838               $13,413                      $15,642
10/31/87                        $12,898                      $11,487                $8,994                      $11,444
11/30/87                        $11,840                      $10,688                $8,399                      $10,588
12/31/87                        $13,832                      $12,079                $9,273                      $11,920
 1/31/88                        $13,566                      $12,202                $9,454                      $11,983
 2/29/88                        $14,814                      $13,203               $10,334                      $12,872
 3/31/88                        $14,660                      $13,262               $10,888                      $12,996
 4/30/88                        $15,011                      $13,337               $11,151                      $13,270
 5/31/88                        $14,576                      $13,101               $10,783                      $13,051
 6/30/88                        $15,684                      $14,091               $11,579                      $14,027
 7/31/88                        $14,969                      $13,558               $11,363                      $13,587
 8/31/88                        $14,099                      $13,041               $10,950                      $13,113
 9/30/88                        $14,744                      $13,557               $11,260                      $13,650
10/31/88                        $14,449                      $13,475               $11,073                      $13,496
11/30/88                        $14,119                      $13,151               $10,642                      $13,146
12/31/88                        $14,780                      $13,640               $11,162                      $13,717
 1/31/89                        $15,792                      $14,444               $11,638                      $14,558
 2/28/89                        $15,553                      $14,326               $11,667                      $14,510
 3/31/89                        $15,244                      $14,501               $11,991                      $14,878
 4/30/89                        $16,467                      $15,327               $12,588                      $15,796
 5/31/89                        $18,020                      $16,142               $13,191                      $16,640
 6/30/89                        $17,004                      $15,925               $12,767                      $16,144
 7/31/89                        $18,401                      $17,173               $13,365                      $17,379
 8/31/89                        $19,177                      $17,838               $13,749                      $17,956
 9/30/89                        $19,896                      $17,831               $13,907                      $18,139
10/31/89                        $18,852                      $17,088               $13,146                      $17,352
11/30/89                        $18,698                      $17,492               $13,263                      $17,538
12/31/89                        $19,109                      $17,935               $13,413                      $17,753
 1/31/90                        $17,501                      $16,273               $12,029                      $16,242
 2/28/90                        $18,537                      $16,607               $12,485                      $16,731
 3/31/90                        $19,377                      $17,303               $13,057                      $17,432
 4/30/90                        $18,948                      $16,825               $12,669                      $17,028
 5/31/90                        $21,627                      $18,555               $13,799                      $18,852
 6/30/90                        $21,823                      $18,784               $13,881                      $18,963
 7/31/90                        $20,716                      $18,185               $13,250                      $18,428
 8/31/90                        $17,984                      $16,071               $11,332                      $16,351
 9/30/90                        $15,483                      $14,982               $10,259                      $15,107
10/31/90                        $14,787                      $14,702                $9,683                      $14,667
11/30/90                        $16,614                      $16,275               $10,574                      $15,869
12/31/90                        $17,266                      $17,014               $11,078                      $16,592
 1/31/91                        $19,518                      $18,290               $12,118                      $17,926
 2/28/91                        $20,782                      $19,901               $13,510                      $19,317
 3/31/91                        $22,659                      $20,940               $14,462                      $20,366
 4/30/91                        $22,284                      $20,754               $14,290                      $20,114
 5/31/91                        $23,271                      $21,803               $14,980                      $21,210
 6/30/91                        $20,664                      $20,615               $13,961                      $19,952
 7/31/91                        $22,323                      $21,655               $14,593                      $21,337
 8/31/91                        $23,449                      $22,332               $15,238                      $22,295
 9/30/91                        $23,074                      $22,306               $15,467                      $22,308
10/31/91                        $23,745                      $22,806               $16,126                      $23,040
11/30/91                        $22,724                      $22,054               $15,285                      $22,155
12/31/91                        $26,179                      $25,015               $16,748                      $25,133
 1/31/92                        $27,174                      $25,238               $18,064                      $25,658
 2/29/92                        $27,447                      $25,293               $18,257                      $26,107
 3/31/92                        $25,782                      $24,254               $17,207                      $24,872
 4/30/92                        $24,862                      $23,789               $16,208                      $23,974
 5/31/92                        $24,688                      $23,836               $16,171                      $24,013
 6/30/92                        $23,544                      $23,127               $15,140                      $22,992
 7/31/92                        $23,420                      $24,158               $15,615                      $23,882
 8/31/92                        $22,649                      $23,841               $15,014                      $23,295
 9/30/92                        $23,644                      $24,364               $15,433                      $23,868
10/31/92                        $25,061                      $25,097               $16,068                      $24,894
11/30/92                        $28,298                      $26,683               $17,568                      $26,756
12/31/92                        $33,612                      $27,194               $18,050                      $27,593
 1/31/93                        $33,003                      $27,515               $18,274                      $28,162
 2/28/93                        $30,891                      $26,668               $17,281                      $27,016
 3/31/93                        $34,668                      $27,440               $17,726                      $28,048
 4/30/93                        $33,868                      $26,313               $17,164                      $27,066
 5/31/93                        $37,613                      $27,555               $18,193                      $28,706
 6/30/93                        $39,822                      $27,442               $18,236                      $29,008
 7/31/93                        $40,302                      $27,355               $18,418                      $29,141
 8/31/93                        $43,375                      $28,945               $19,300                      $30,758
 9/30/93                        $47,344                      $29,292               $19,938                      $31,869
10/31/93                        $48,145                      $29,764               $20,514                      $32,098
11/30/93                        $46,320                      $29,071               $19,684                      $30,994
12/31/93                        $49,312                      $30,238               $20,461                      $32,280
 1/31/94                        $51,258                      $31,016               $21,006                      $33,184
 2/28/94                        $51,777                      $30,749               $20,913                      $32,922
 3/31/94                        $47,592                      $29,300               $19,629                      $31,095
 4/30/94                        $47,884                      $29,228               $19,659                      $31,048
 5/31/94                        $45,192                      $29,271               $19,218                      $30,567
 6/30/94                        $41,591                      $28,012               $18,397                      $29,127
 7/31/94                        $42,888                      $28,788               $18,659                      $29,852
 8/31/94                        $47,657                      $30,505               $20,028                      $31,844
 9/30/94                        $49,052                      $30,002               $20,112                      $31,729
10/31/94                        $50,577                      $30,520               $20,326                      $32,424
11/30/94                        $49,571                      $29,174               $19,504                      $31,107
12/31/94                        $51,654                      $29,583               $19,964                      $31,646
 1/31/95                        $49,122                      $29,939               $19,557                      $31,364
 2/28/95                        $51,849                      $31,532               $20,461                      $32,750
 3/31/95                        $54,219                      $32,782               $21,058                      $33,893
 4/30/95                        $53,667                      $33,057               $21,375                      $34,117
 5/31/95                        $54,089                      $33,872               $21,655                      $34,704
 6/30/95                        $59,998                      $35,414               $23,147                      $37,147
 7/31/95                        $67,238                      $37,642               $24,951                      $40,029
 8/31/95                        $67,141                      $38,055               $25,259                      $40,550
 9/30/95                        $70,712                      $38,902               $25,779                      $41,661
10/31/95                        $72,660                      $37,919               $24,511                      $40,778
11/30/95                        $75,550                      $39,613               $25,593                      $42,184
12/31/95                        $77,660                      $39,635               $26,160                      $42,408
 1/31/96                        $74,186                      $40,335               $25,944                      $42,510
 2/29/96                        $79,673                      $41,860               $27,127                      $44,189
 3/31/96                        $82,140                      $42,190               $27,663                      $44,949
 4/30/96                        $89,056                      $44,228               $29,787                      $47,974
 5/31/96                        $93,114                      $45,132               $31,314                      $49,826
 6/30/96                        $89,348                      $43,768               $29,279                      $48,042
 7/31/96                        $80,128                      $40,370               $25,705                      $43,569
 8/31/96                        $84,218                      $42,552               $27,608                      $46,236
 9/30/96                        $91,621                      $45,255               $29,030                      $49,431
10/31/96                        $85,192                      $44,724               $27,777                      $48,324
11/30/96                        $87,465                      $47,359               $28,550                      $50,068
12/31/96                        $85,290                      $46,562               $29,107                      $49,647
 1/31/97                        $85,225                      $48,622               $29,834                      $51,544
 2/28/97                        $76,102                      $47,551               $28,032                      $48,951
 3/31/97                        $68,375                      $44,864               $26,054                      $45,838
 4/30/97                        $68,667                      $45,963               $25,752                      $46,292
 5/31/97                        $77,141                      $50,082               $29,623                      $51,236
 6/30/97                        $80,420                      $51,467               $30,627                      $53,306
 7/31/97                        $85,972                      $56,394               $32,197                      $57,618
 8/31/97                        $84,153                      $55,844               $33,163                      $57,336
 9/30/97                        $90,192                      $58,670               $35,809                      $61,458
10/31/97                        $85,160                      $55,732               $33,659                      $58,342
11/30/97                        $82,465                      $56,318               $32,856                      $58,016
12/31/97                        $82,433                      $57,057               $32,875                      $58,729
 1/31/98                        $80,290                      $56,030               $32,436                      $57,836
 2/28/98                        $87,757                      $61,298               $35,300                      $63,094
 3/31/98                        $91,653                      $63,867               $36,781                      $66,375
 4/30/98                        $92,010                      $64,735               $37,006                      $67,012
 5/31/98                        $83,569                      $62,072               $34,318                      $63,480
 6/30/98                        $88,212                      $63,828               $34,668                      $66,470
 7/31/98                        $80,095                      $61,094               $31,774                      $63,040
 8/31/98                        $60,388                      $49,433               $24,439                      $50,060
 9/30/98                        $65,063                      $53,173               $26,917                      $53,745
10/31/98                        $66,524                      $57,088               $28,321                      $56,346
11/30/98                        $72,530                      $60,938               $30,518                      $60,555
12/31/98                        $82,920                      $67,249               $33,279                      $67,985
 1/31/99                        $84,705                      $69,265               $34,776                      $70,406
 2/28/99                        $76,167                      $65,878               $31,595                      $65,653
 3/31/99                        $79,576                      $69,547               $32,720                      $70,091
 4/30/99                        $76,102                      $72,716               $35,610                      $73,098
 5/31/99                        $78,764                      $71,781               $35,666                      $72,857
 6/30/99                        $88,764                      $76,792               $37,545                      $78,401
 7/31/99                        $87,530                      $74,347               $36,384                      $77,210
 8/31/99                        $89,803                      $73,574               $35,023                      $76,940
 9/30/99                        $96,978                      $72,948               $35,699                      $77,763
10/31/99                       $105,776                      $78,589               $36,613                      $84,513
11/30/99                       $122,561                      $86,727               $40,485                      $93,978
12/31/99                       $159,576                     $101,744               $47,620                     $110,913
 1/31/00                       $159,543                     $101,724               $47,177                     $109,183
 2/29/00                       $216,428                     $123,109               $58,153                     $134,622
 3/31/00                       $197,803                     $123,236               $52,040                     $130,328
 4/30/00                       $166,851                     $111,273               $46,785                     $118,364
 5/31/00                       $151,392                     $103,163               $42,689                     $109,072
 6/30/00                       $180,997                     $114,109               $48,203                     $123,426
 7/31/00                       $168,367                     $106,884               $44,072                     $119,217
 8/31/00                       $198,511                     $123,003               $48,708                     $135,001
 9/30/00                       $182,277                     $116,989               $46,288                     $130,506
10/31/00                       $166,582                     $108,983               $42,531                     $121,253
11/30/00                       $120,137                      $85,300               $34,809                      $99,185
12/31/00                       $122,895                      $89,791               $36,939                     $106,078
 1/31/01                       $129,968                      $94,920               $39,929                     $108,295
 2/28/01                       $101,003                      $78,502               $34,455                      $92,679
 3/31/01                        $85,908                      $67,267               $31,322                      $82,086
 4/30/01                       $101,833                      $78,479               $35,157                      $93,159
 5/31/01                       $100,212                      $78,111               $35,972                      $93,178
 6/30/01                       $101,319                      $78,152               $36,952                      $92,777
 7/31/01                        $92,033                      $72,881               $33,800                      $87,619
 8/31/01                        $81,600                      $67,599               $31,689                      $81,275
 9/30/01                        $69,588                      $56,427               $26,576                      $69,238
10/31/01                        $73,342                      $62,359               $29,133                      $73,829
11/30/01                        $78,479                      $69,072               $31,565                      $80,215
12/31/01                        $80,454                      $71,697               $33,530                      $83,311
 1/31/02                        $76,266                      $69,369               $32,337                      $80,612
 2/28/02                        $70,101                      $65,437               $30,244                      $76,098
 3/31/02                        $74,843                      $70,431               $32,873                      $81,113
 4/30/02                        $74,883                      $66,702               $32,161                      $78,160
 5/31/02                        $71,800                      $64,712               $30,281                      $75,557
 6/30/02                        $65,952                      $57,570               $27,713                      $68,742
 7/31/02                        $60,025                      $51,977               $23,454                      $61,517
 8/31/02                        $59,037                      $51,796               $23,443                      $60,859
 9/30/02                        $56,271                      $47,681               $21,750                      $56,891
10/31/02                        $57,891                      $51,374               $22,850                      $60,077
11/30/02                        $59,590                      $55,395               $25,115                      $63,477
12/31/02                        $56,034                      $52,048               $23,383                      $59,466
 1/31/03                        $55,362                      $51,537               $22,748                      $58,651
 2/28/03                        $54,295                      $51,089               $22,141                      $57,730
 3/31/03                        $54,927                      $52,041               $22,476                      $58,533
 4/30/03                        $58,207                      $55,584               $24,603                      $62,595
 5/31/03                        $62,317                      $60,932               $27,376                      $67,828
 6/30/03                        $62,198                      $61,801               $27,904                      $68,865
 7/31/03                        $64,055                      $64,010               $30,013                      $71,372
 8/31/03                        $68,046                      $67,535               $31,625                      $75,098
 9/30/03                        $65,913                      $66,225               $30,824                      $72,642

1 The performance data quoted represents past performance and the investment return and the principal value of an investment in the PBHG Growth Fund will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost. The PBHG Growth Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since September 30, 2003. Please call 1-800-433-0051 or visit our website at www.pbhgfunds.com for more current investment results. For performance information regarding other share classes please consult your financial adviser. Securities of small and medium sized companies involve greater risk and price volatility than larger, more established companies. The Fund's investment in technology companies involves the risk of volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. Investors considering the PBHG Growth Fund should have a long-term investment horizon. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money.
2 The six month return has not been annualized.
3 The PBHG Growth Fund-PBHG Class commenced operations on December 19, 1985.
4 The performance shown for the Advisor Class prior to its inception on August
  16, 1996, is based on the performance and expenses of the PBHG Class shares without the adjustments of the 0.25% service (12b-1) fee. If the service (12b-1) fee had been deducted, the performance of the Fund would have been lower. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. Subsequent to August 16, 1996, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception date to September 30, 2003 was (3.33)%. Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The returns shown are based on the historical performance of the Fund's PBHG
  Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months.
6 For more information on the Russell 2000(R) Growth Index and the Russell Mid
  Cap Growth(R) Index please see the PBHG Disclosure Notes on page 102. Effective July 2003, the Fund has changed its benchmark from the Russell 2000(R) Growth Index to the Russell Mid Cap Growth(R) Index to better reflect the manner in which the Fund invests.
7 The chart assumes $10,000 invested in the Lipper Mid-Cap Growth Funds Average at that month's end, December 31, 1985. For more information on the Lipper Mid-Cap Growth Funds Average please see the PBHG Disclosure Notes on page 102.

Sector Weightings at September 30, 2003

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Consumer Cyclical        20%
Energy                    1%
Financial                 2%
Health Care              18%
Industrial                9%
Services                 13%
Technology               37%

% of Total Portfolio Investments in Common Stock


                TOP TEN COMMON STOCK HOLDINGS AT
                       SEPTEMBER 30, 2003

Career Education                                  3.1%
Symantec                                          2.8%
Corporate Executive Board                         2.4%
Corinthian Colleges                               2.3%
Marvell Technology Group                          2.3%
Adobe Systems                                     2.0%
Peoplesoft                                        1.9%
Seagate Technology                                1.8%
Leapfrog Enterprises                              1.7%
New York Community Bancorp                        1.7%
------------------------------------------------------
% of  Total Portfolio Investments                22.0%

PBHG Funds

 PBHG Growth Fund

Statement of Net Assets
------------------------------------
As of September 30, 2003 (Unaudited)

                                                        Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------

Common Stock -- 94.2%
Consumer Cyclical -- 18.8%
Apparel Manufacturers -- 1.4%
Coach*                                346,800    $     18,935
                                                 -------------
                                                       18,935
-----------------------------------------------------------------------------
Audio/Video Products -- 1.4%
Harman International Industries       187,500          18,441
                                                 -------------
                                                       18,441
-----------------------------------------------------------------------------
Entertainment Software -- 0.7%
Take-Two Interactive Software*        287,500           9,824
                                                 -------------
                                                        9,824
-----------------------------------------------------------------------------
Retail-Apparel/Shoe -- 2.6%
Chico's FAS*                          451,600          13,837
Christopher & Banks                   457,150          10,908
Pacific Sunwear of California*        474,750           9,808
                                                 -------------
                                                       34,553
-----------------------------------------------------------------------------
Retail-Auto Parts -- 0.6%
O'Reilly Automotive*                  215,800           7,935
                                                 -------------
                                                        7,935
-----------------------------------------------------------------------------
Retail-Computer Equipment -- 1.2%
CDW Computer Centers*                 279,500          16,138
                                                 -------------
                                                       16,138
-----------------------------------------------------------------------------
Retail-Discount -- 2.1%
Dollar Tree Stores*                   322,000          10,787
Family Dollar Stores                  431,900          17,229
                                                 -------------
                                                       28,016
-----------------------------------------------------------------------------
Retail-Gardening Products -- 0.6%
Tractor Supply*                       254,000           8,334
                                                 -------------
                                                        8,334
-----------------------------------------------------------------------------
Retail-Home Furnishings -- 0.9%
Cost Plus*                            334,000          12,331
                                                 -------------
                                                       12,331
-----------------------------------------------------------------------------
Retail-Mail Order -- 0.9%
Williams-Sonoma*                      430,500          11,615
                                                 -------------
                                                       11,615
-----------------------------------------------------------------------------
Retail-Office Supplies -- 1.2%
Staples*                              673,000          15,984
                                                 -------------
                                                       15,984
-----------------------------------------------------------------------------
Retail-Pet Food & Supplies -- 1.5%
Petco Animal Supplies*                356,500          11,123
Petsmart*                             386,500           8,773
                                                 -------------
                                                       19,896
-----------------------------------------------------------------------------



                                                       Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------

Retail-Restaurants -- 2.1%
Applebee's International              352,500    $     11,097
Brinker International*                271,000           9,040
Cheesecake Factory*                   244,500           8,844
                                                 -------------
                                                       28,981
-----------------------------------------------------------------------------
Toys -- 1.6%
Leapfrog Enterprises*                 581,500          22,097
                                                 -------------
                                                       22,097
                                                 -------------
Total Consumer Cyclical (Cost $226,628)               253,080
                                                 -------------
-----------------------------------------------------------------------------
Energy -- 0.8%
Oil Field Machinery & Equipment -- 0.8%
FMC Technologies*                     475,400          10,183
                                                 -------------
                                                       10,183
                                                 -------------
Total Energy (Cost $10,663)                            10,183
                                                 -------------
-----------------------------------------------------------------------------
Financial -- 1.6%
S&L/Thrifts-Eastern US -- 1.6%
New York Community Bancorp            692,266          21,813
                                                 -------------
                                                       21,813
                                                 -------------
Total Financial (Cost $15,584)                         21,813
                                                 -------------
-----------------------------------------------------------------------------
Health Care -- 16.8%
Dental Supplies & Equipment -- 1.2%
Dentsply International                361,300          16,201
                                                 -------------
                                                       16,201
-----------------------------------------------------------------------------
Diagnostic Equipment -- 0.7%
Gen-Probe*                            181,700           9,843
                                                 -------------
                                                        9,843
-----------------------------------------------------------------------------
Medical Instruments -- 0.6%
Techne*                               250,000           7,947
                                                 -------------
                                                        7,947
-----------------------------------------------------------------------------
Medical Products -- 2.1%
Henry Schein*                         173,500           9,838
Varian Medical Systems*               325,300          18,698
                                                 -------------
                                                       28,536
-----------------------------------------------------------------------------
Medical-Biomedical/Genetic -- 2.3%
Affymetrix*                           336,500           7,063
Invitrogen*                           193,500          11,221
Martek Biosciences*                   249,000          13,115
                                                 -------------
                                                       31,399
-----------------------------------------------------------------------------
Medical-Drugs -- 2.5%
American Pharmaceutical Partners*     372,500          11,678
Celgene*                              499,000          21,622
                                                 -------------
                                                       33,300
-----------------------------------------------------------------------------
Medical-Generic Drugs -- 0.9%
Taro Pharmaceutical Industries*1      208,500          11,751
                                                 -------------
                                                       11,751
-----------------------------------------------------------------------------

                                                                    PBHG Funds

                                                              PBHG Growth Fund

                                                        Statement of Net Assets
                                           ------------------------------------
                                            As of September 30, 2003 (Unaudited)



                                                       Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Medical-HMO -- 0.4%
Mid Atlantic Medical Services*        101,400    $      5,215
                                                 -------------
                                                        5,215
-----------------------------------------------------------------------------
Medical-Outpatient/Home Medical -- 2.1%
Lincare Holdings*                     287,000          10,519
Odyssey HealthCare*                   295,000           8,797
Select Medical*                       301,500           8,683
                                                 -------------
                                                       27,999
-----------------------------------------------------------------------------
Pharmacy Services -- 1.5%
Caremark Rx*                          324,800           7,340
Omnicare                              367,500          13,252
                                                 -------------
                                                       20,592
-----------------------------------------------------------------------------
Respiratory Products -- 2.0%
Resmed*                               401,800          17,671
Respironics*                          208,500           8,711
                                                 -------------
                                                       26,382
-----------------------------------------------------------------------------
Therapeutics -- 0.5%
Medicines*                            257,000           6,682
                                                 -------------
                                                        6,682
                                                 -------------
Total Health Care (Cost $197,152)                     225,847
                                                 -------------
-----------------------------------------------------------------------------
Industrial -- 7.8%
Batteries/Battery Systems -- 0.6%
Wilson Greatbatch Technologies*       216,700           7,812
                                                 -------------
                                                        7,812
-----------------------------------------------------------------------------
Building-Heavy Construction -- 0.9%
Chicago Bridge & Iron2                428,000          11,624
                                                 -------------
                                                       11,624
-----------------------------------------------------------------------------
Electronic Components-Miscellaneous-- 1.7%
Jabil Circuit*                        572,400          14,911
Vishay Intertechnology*               469,000           8,217
                                                 -------------
                                                       23,128
-----------------------------------------------------------------------------
Engineering/R&D Services -- 0.7%
Jacobs Engineering Group*             202,000           9,110
                                                 -------------
                                                        9,110
-----------------------------------------------------------------------------
Filtration/Separation Products -- 0.2%
Pall                                  133,600           2,998
                                                 -------------
                                                        2,998
-----------------------------------------------------------------------------
Hazardous Waste Disposal -- 1.4%
Stericycle*                           383,100          18,071
                                                 -------------
                                                       18,071
-----------------------------------------------------------------------------
Industrial Automation/Robotics -- 0.8%
Cognex*                               426,000          11,200
                                                 -------------
                                                       11,200
-----------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Machinery-Print Trade -- 1.5%
Zebra Technologies, Cl A*             396,900    $     20,468
                                                 -------------
                                                       20,468
                                                 -------------
Total Industrial (Cost $101,382)                      104,411
-----------------------------------------------------------------------------
Services -- 12.8%
Computer Services -- 2.9%
Anteon International*                 333,100          10,193
CACI International, Cl A*             253,100          10,845
Cognizant Technology Solutions*       502,700          18,333
                                                 -------------
                                                       39,371
-----------------------------------------------------------------------------
Consulting Services -- 3.4%
Advisory Board*                       320,300          14,558
Corporate Executive Board*            645,200          30,292
                                                 -------------
                                                       44,850
-----------------------------------------------------------------------------
Schools -- 6.5%
Apollo Group, Cl A*                   284,450          18,782
Career Education*                     865,934          39,227
Corinthian Colleges*                  518,192          29,620
                                                 -------------
                                                       87,629
                                                 -------------
Total Services (Cost $98,098)                         171,850
                                                 -------------
-----------------------------------------------------------------------------
Technology -- 35.6%
Communications Software -- 1.1%
Avid Technology*                      290,500          15,350
                                                 -------------
                                                       15,350
-----------------------------------------------------------------------------
Computers-Memory Devices -- 3.3%
Network Appliance*                    719,400          14,769
Sandisk*                              101,500           6,470
Seagate Technology3                   848,200          23,071
                                                 -------------
                                                       44,310
-----------------------------------------------------------------------------
Data Processing/Management -- 0.8%
Documentum*                           522,000          11,124
                                                 -------------
                                                       11,124
-----------------------------------------------------------------------------
Decision Support Software -- 1.4%
Cognos*4                              612,400          18,997
                                                 -------------
                                                       18,997
-----------------------------------------------------------------------------
Electronic Design Automation -- 0.3%
Synopsys*                             149,700           4,606
                                                 -------------
                                                        4,606
-----------------------------------------------------------------------------
Electronic Forms -- 1.9%
Adobe Systems                         631,000          24,773
                                                 -------------
                                                       24,773
-----------------------------------------------------------------------------
Enterprise Software/Services -- 1.8%
Peoplesoft*                         1,336,000          24,302
                                                 -------------
                                                       24,302
-----------------------------------------------------------------------------

PBHG Funds

PBHG Growth Fund

Statement of Net Assets
------------------------------------
As of September 30, 2003 (Unaudited)

                                                       Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
nternet Content-Information/Networks-- 0.5%
Ask Jeeves*                           381,500   $       6,638
                                                 -------------
                                                        6,638
-----------------------------------------------------------------------------
Internet Security -- 2.7%
Symantec*                             567,300          35,751
                                                 -------------
                                                       35,751
-----------------------------------------------------------------------------
Networking Products -- 1.2%
Foundry Networks*                     726,500          15,627
                                                 -------------
                                                       15,627
-----------------------------------------------------------------------------
Semiconductor Components-Integrated Circuits-- 13.3%
Altera*                               407,700           7,706
AMIS Holdings*                        374,600           6,915
Broadcom, Cl A*                       713,800          19,001
Cypress Semiconductor*              1,016,500          17,972
Emulex*                               580,400          14,783
Intersil, Cl A*                       573,532          13,650
Linear Technology                     331,500          11,871
Marvell Technology Group*5            769,200          29,037
Maxim Integrated Products             282,500          11,159
Microchip Technology                  312,500           7,481
Power Integrations*                   235,500           7,828
QLogic*                               418,600          19,678
Silicon Laboratories*                 250,500          11,260
                                                 -------------
                                                      178,341
-----------------------------------------------------------------------------
Semiconductor Equipment -- 4.0%
Cymer*                                228,500           9,414
KLA-Tencor*                           243,000          12,490
Lam Research*                         840,300          18,613
Varian Semiconductor
   Equipment Associates*              357,900          13,403
                                                 -------------
                                                       53,920
-----------------------------------------------------------------------------
Telecommunication Equipment -- 0.6%
Adtran                                128,000           7,831
                                                 -------------
                                                        7,831
-----------------------------------------------------------------------------
Telecommunication Services -- 0.6%
Amdocs*6                              411,600           7,738
                                                 -------------
                                                        7,738
-----------------------------------------------------------------------------
Web Hosting/Design -- 0.8%
Macromedia*                           458,000          11,331
                                                 -------------
                                                       11,331
-----------------------------------------------------------------------------

                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
-----------------------------------------------------------------------------
Web Portals/ISP -- 1.3%
Overture Services*                    269,000   $       7,126
United Online*                        291,500          10,121
                                                 -------------
                                                       17,247
                                                 -------------
Total Technology (Cost $395,923)                      477,886
                                                 -------------
Total Common Stock (Cost $1,045,430)                1,265,070
                                                 -------------
Convertible Bond -- 0.0%
Timco Aviation Services
   8.00%, 01/02/07                 $        2              --
                                                 -------------
                                                           --
                                                 -------------
Total Convertible Bond (Cost $0)                           --
                                                 -------------
-----------------------------------------------------------------------------
Repurchase Agreements -- 5.9%
Barclays
   1.02%, dated 09/30/03, matures
   10/01/03, repurchase price
   $10,908,366 (collateralized by
   U.S. Government Obligations:
   total market value $11,128,587)(A)  10,908          10,908
Deutsche Bank
   1.02%, dated 09/30/03, matures
   10/01/03, repurchase price
   $30,728,654 (collateralized by
   U.S. Government Obligations:
   total market value $31,343,374)(A)  30,727          30,727
Greenwich
   1.02%, dated 09/30/03, matures
   10/01/03, repurchase price
   $18,452,487 (collateralized by
   U.S. Government Obligations:
   total market value $18,824,403)(A)  18,452          18,452
UBS Warburg LLC
   1.02%, dated 09/30/03, matures
   10/01/03, repurchase price
   $19,353,845 (collateralized by
   U.S. Government Obligations:
   total market value $19,742,864)(A)  19,353          19,353
                                                 -------------
Total Repurchase Agreements (Cost $79,440)             79,440
                                                 -------------
Total Investments-- 100.1% (Cost $1,124,870)        1,344,510
                                                 -------------
-----------------------------------------------------------------------------
Other Assets and Liabilities -- (0.1)%
Receivable for Investment Securities Sold              26,336
Payable for Administration Fees                          (173)
Payable for Distribution Fees                              (8)
Payable for Investment Advisory Fees                     (982)
Payable for Investment Securities Purchased           (21,252)
Other Assets and Liabilities, Net                      (4,593)
                                                 -------------
Total Other Assets and Liabilities, Net                  (672)
                                                 -------------
-----------------------------------------------------------------------------

                                                                  PBHG Funds

                                                            PBHG Growth Fund

                                                     Statement of Net Assets
----------------------------------------------------------------------------
                                        As of September 30, 2003 (Unaudited)


Description                                        Value (000)
-----------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class ($0.001 par value)
   based on 78,221,493 outstanding shares
   of common stock                                $ 2,762,351
Fund Shares of Advisor Class ($0.001 par value)
   based on 2,406,208 outstanding shares
   of common stock                                     83,827
Fund Shares of Class A ($0.001 par value)
   based on 2,998 outstanding shares
   of common stock                                         50
Fund Shares of Class C ($0.001 par value)
   based on 2,998 outstanding shares
   of common stock                                         50
Accumulated net investment loss                        (7,663)
Accumulated net realized loss on investments       (1,714,417)
Unrealized appreciation on investments                219,640
                                                 -------------
Total Net Assets-- 100.0%                          $1,343,838
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- PBHG Class
   ($1,304,351,670/78,221,493 shares)                 $16.68
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Advisor Class
   ($39,386,616/2,406,208 shares)                     $16.37
                                                 -------------
Net Asset Value and Redemption
   Price Per Share -- Class A
   ($50,000/2,998 shares)                             $16.68
                                                 -------------
Maximum Offering
   Price Per Share -- Class A
   ($16.68/94.25%)                                    $17.70
Net Asset Value and Offering                     -------------
   Price Per Share -- Class C+
   ($50,000/2,998 shares)                             $16.68
                                                 -------------
* Non-income producing security.
+ Class C shares have a contingent sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
1 Israel domiciled security traded on the Nasdaq Stock Market.
2 Netherlands domiciled security traded on the New York Stock Exchange.
3 Cayman Islands domiciled security traded on the New York Stock Exchange.
4 Canada domiciled security traded on the Nasdaq Stock Market.
5 Bermuda domiciled security traded on the Nasdaq Stock Market.
6 Guernsey domiciled security traded on the New York Stock Exchange.
(A) -- Tri-party repurchase agreement
Cl -- Class
LLC -- Limited Liability Company
Amount designated as "--" rounds to less than $1,000.
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

PBHG Funds

PBHG Large Cap 20 Fund

PBHG Large Cap 20 Fund (Unaudited)

         INVESTMENT FOCUS

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |    X     |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Pilgrim Baxter & Associates, Ltd.



                                         AVERAGE ANNUAL TOTAL RETURN1
                                           AS OF SEPTEMBER 30, 2003
--------------------------------------------------------------------------------------
                                           One      Annualized  Annualized  Annualized
                                6          Year       3 Year      5 Year     Inception
                             Months2      Return      Return      Return      to Date
--------------------------------------------------------------------------------------
  PBHG Class3                  17.27%      18.73%      (29.31)%      1.88%       9.28%
--------------------------------------------------------------------------------------
  Advisor Class4              17.08%      18.44%      (29.45)%      1.76%       9.18%
--------------------------------------------------------------------------------------
  Class A with load5          10.36%      11.57%      (30.94)%      0.25%       7.91%
--------------------------------------------------------------------------------------
  Class A without load5       17.07%      18.39%      (29.57)%      1.45%       8.84%
--------------------------------------------------------------------------------------
  Class C with load5          15.63%      16.51%      (30.09)%      0.69%       8.03%
--------------------------------------------------------------------------------------
  Class C without load5       16.63%      17.51%      (30.09)%      0.69%       8.03%
--------------------------------------------------------------------------------------


          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
       THE PBHG LARGE CAP 20 FUND - PBHG CLASS1 VERSUS THE S&P 500 INDEX, RUSSELL 1000(R) GROWTH INDEX AND THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                          PBHG LARGE CAP 20 FUND-         RUSSELL 1000(R)                                       LIPPER LARGE-CAP
                                 PBHG CLASS                GROWTH INDEX4           S&P 500 Index4             GROWTH FUNDS AVERAGE7
11/30/96                          $10,000                     $10,000                   $10,000                        $10,000
12/31/96                            9,841                       9,804                     9,802                          9,759
 1/31/97                           10,462                      10,492                    10,414                         10,346
 2/28/97                           10,001                      10,421                    10,496                         10,182
 3/31/97                            9,260                       9,857                    10,065                          9,645
 4/30/97                            9,881                      10,511                    10,665                         10,153
 5/31/97                           10,912                      11,270                    11,315                         10,872
 6/30/97                           11,523                      11,721                    11,822                         11,331
 7/31/97                           12,854                      12,758                    12,762                         12,391
 8/31/97                           12,234                      12,011                    12,047                         11,825
 9/30/97                           12,914                      12,602                    12,707                         12,447
10/31/97                           12,424                      12,136                    12,283                         12,018
11/30/97                           12,494                      12,652                    12,851                         12,285
12/31/97                           13,084                      12,793                    13,072                         12,450
 1/31/98                           13,355                      13,176                    13,217                         12,638
 2/28/98                           15,097                      14,167                    14,170                         13,626
 3/31/98                           15,998                      14,732                    14,896                         14,287
 4/30/98                           16,278                      14,935                    15,045                         14,508
 5/31/98                           15,848                      14,512                    14,787                         14,139
 6/30/98                           17,589                      15,400                    15,387                         14,976
 7/31/98                           17,609                      15,298                    15,224                         14,829
 8/31/98                           14,516                      13,002                    13,023                         12,493
 9/30/98                           16,708                      14,001                    13,857                         13,324
10/31/98                           17,069                      15,127                    14,984                         14,203
11/30/98                           18,320                      16,277                    15,892                         15,183
12/31/98                           21,960                      17,745                    16,808                         16,734
 1/31/99                           23,995                      18,787                    17,511                         17,754
 2/28/99                           22,294                      17,929                    16,967                         17,076
 3/31/99                           24,400                      18,873                    17,645                         18,024
 4/30/99                           23,337                      18,897                    18,329                         18,161
 5/31/99                           22,527                      18,317                    17,896                         17,651
 6/30/99                           24,178                      19,599                    18,889                         18,877
 7/31/99                           23,540                      18,977                    18,299                         18,347
 8/31/99                           24,512                      19,287                    18,209                         18,352
 9/30/99                           25,372                      18,881                    17,710                         18,182
10/31/99                           28,136                      20,307                    18,830                         19,394
11/30/99                           33,614                      21,403                    19,213                         20,484
12/31/99                           44,567                      23,629                    20,345                         22,928
 1/31/00                           43,320                      22,521                    19,322                         22,052
 2/29/00                           51,964                      23,622                    18,957                         23,521
 3/31/00                           53,163                      25,313                    20,811                         24,730
 4/30/00                           47,264                      24,109                    20,185                         23,345
 5/31/00                           41,293                      22,895                    19,771                         22,094
 6/30/00                           49,926                      24,630                    20,258                         23,614
 7/31/00                           49,542                      23,603                    19,942                         23,109
 8/31/00                           56,665                      25,740                    21,180                         25,029
 9/30/00                           51,916                      23,305                    20,062                         23,470
10/31/00                           46,677                      22,202                    19,977                         22,357
11/30/00                           35,502                      18,930                    18,402                         19,587
12/31/00                           34,725                      18,331                    18,492                         19,585
 1/31/01                           35,483                      19,597                    19,148                         20,090
 2/28/01                           29,172                      16,270                    17,402                         17,244
 3/31/01                           24,542                      14,500                    16,300                         15,530
 4/30/01                           27,008                      16,333                    17,567                         17,124
 5/31/01                           26,719                      16,093                    17,684                         16,982
 6/30/01                           25,741                      15,720                    17,254                         16,481
 7/31/01                           24,652                      15,327                    17,084                         15,923
 8/31/01                           22,089                      14,074                    16,015                         14,620
 9/30/01                           20,008                      12,669                    14,721                         13,182
10/31/01                           21,111                      13,333                    15,002                         13,734
11/30/01                           22,819                      14,614                    16,153                         15,018
12/31/01                           22,447                      14,587                    16,294                         15,069
 1/31/02                           20,918                      14,329                    16,057                         14,734
 2/28/02                           20,325                      13,735                    15,747                         14,083
 3/31/02                           20,876                      14,210                    16,339                         14,652
 4/30/02                           20,284                      13,050                    15,349                         13,656
 5/31/02                           19,443                      12,734                    15,235                         13,354
 6/30/02                           18,368                      11,556                    14,150                         12,268
 7/31/02                           16,357                      10,921                    13,047                         11,370
 8/31/02                           16,246                      10,954                    13,133                         11,407
 9/30/02                           15,447                       9,817                    11,706                         10,387
10/31/02                           16,219                      10,718                    12,736                         11,212
11/30/02                           16,164                      11,300                    13,485                         11,693
12/31/02                           15,392                      10,519                    12,693                         10,874
 1/31/03                           15,034                      10,264                    12,360                         10,659
 2/28/03                           15,061                      10,217                    12,175                         10,569
 3/31/03                           15,640                      10,407                    12,293                         10,773
 4/30/03                           16,536                      11,177                    13,306                         11,528
 5/31/03                           17,431                      11,735                    14,007                         12,085
 6/30/03                           17,748                      11,896                    14,186                         12,198
 7/31/03                           18,630                      12,192                    14,436                         12,532
 8/31/03                           19,223                      12,495                    14,717                         12,808
 9/30/03                           18,341                      12,362                    14,561                         12,568


1 The performance data quoted represents past performance and the investment return and the principal value of an investment in the PBHG Large Cap 20 Fund will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost. The PBHG Large Cap 20 Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since September 30, 2003. Please call 1-800-433-0051 or visit our website at www.pbhgfunds.com for more current investment results. For performance information regarding other share classes please consult your financial adviser. The Fund's investment in technology companies involves the risk of volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. Funds that invest in a limited number of securities may involve greater risk than more diversified funds, including a greater potential for volatility. Investors considering the PBHG Large Cap 20 Fund should have a long-term investment horizon. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money.
2 The six month return has not been annualized.
3 The PBHG Large Cap 20 Fund - PBHG Class commenced operations on November 29,
  1996.
4 The performance shown for the Advisor Class prior to its inception on December
  29, 2000, is based on the performance and expenses of the PBHG Class shares without the adjustments of the 0.25% service (12b-1) fee. If the service (12b-1) fee had been deducted, the performance of the Fund would have been lower. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. Subsequent to December 29, 2000, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception date to September 30, 2003 was (20.85)%. Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The returns shown are based on the historical performance of the Fund's PBHG
  Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months.
6 For more information on the S&P 500 Index and the Russell 1000(R) Growth Index please see the PBHG Disclosure Notes on page 102. Effective July 2003, the Fund has changed its benchmark from the S&P 500 Index to the Russell 1000(R) Growth Index to better reflect the manner in which the Fund invests.
7 The chart assumes $10,000 invested in the Lipper Large-Cap Growth Funds
  Average at that month's end, November 30, 1996. For more information on the Lipper Large-Cap Growth Funds Average please see the PBHG Disclosure Notes on page 102.

Sector Weightings at September 30, 2003

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Consumer Cyclical                   17%
Health Care                         28%
Services                             6%
Technology                          49%

% of Total Portfolio Investments in Common Stock


             TOP TEN COMMON STOCK HOLDINGS AT
                     SEPTEMBER 30, 2003

Boston Scientific                                 7.9%
Bed, Bath & Beyond                                6.5%
Gilead Sciences                                   6.5%
eBay                                              6.1%
Intel                                             6.1%
Dell Computer                                     5.5%
Xilinx                                            5.5%
Cisco Systems                                     5.4%
Yahoo                                             5.4%
Teva Pharmaceutical Industries-ADR                5.3%
------------------------------------------------------
%   of  Total Portfolio Investments              60.2%

                                                                    PBHG Funds

                                                        PBHG Large Cap 20 Fund

                                                       Statement of Net Assets
                                          ------------------------------------
                                           As of September 30, 2003 (Unaudited)


                                                        Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Common Stock -- 90.6%
Consumer Cyclical -- 15.0%
Entertainment Software -- 4.4%
Electronic Arts*                      106,600   $       9,832
                                                 -------------
                                                        9,832
-----------------------------------------------------------------------------
Retail-Bedding -- 5.9%
Bed, Bath & Beyond*                   346,200          13,218
                                                 -------------
                                                       13,218
-----------------------------------------------------------------------------
Retail-Office Supplies -- 4.7%
Staples*                              442,000          10,497
                                                 -------------
                                                       10,497
                                                 -------------
Total Consumer Cyclical (Cost $28,732)                 33,547
                                                 -------------
-----------------------------------------------------------------------------
Health Care -- 25.3%
Medical Instruments -- 7.1%
Boston Scientific*                    248,900          15,880
                                                 -------------
                                                       15,880
-----------------------------------------------------------------------------
Medical-Biomedical/Genetic -- 4.1%
Amgen*                                141,020           9,106
                                                 -------------
                                                        9,106
-----------------------------------------------------------------------------
Medical-Drugs -- 4.8%
Teva Pharmaceutical Industries ADR1   186,100          10,636
                                                 -------------
                                                       10,636
-----------------------------------------------------------------------------
Medical-HMO -- 3.4%
UnitedHealth Group                    151,900           7,643
                                                 -------------
                                                        7,643
-----------------------------------------------------------------------------
Therapeutics -- 5.9%
Gilead Sciences*                      235,900          13,194
                                                 -------------
                                                       13,194
                                                 -------------
Total Health Care (Cost $37,966)                       56,459
                                                 -------------
-----------------------------------------------------------------------------
Services -- 5.5%
E-Commerce/Services -- 5.5%
eBay*                                 230,000          12,307
                                                 -------------
                                                       12,307
                                                 -------------
Total Services (Cost $7,905)                           12,307
-----------------------------------------------------------------------------
Technology -- 44.8%
Applications Software -- 4.0%
Microsoft                             322,400           8,959
                                                 -------------
                                                        8,959
 ----------------------------------------------------------------------------
Computers -- 5.0%
Dell Computer*                        333,000          11,119
                                                 -------------
                                                       11,119
-----------------------------------------------------------------------------


                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
-----------------------------------------------------------------------------
Computers-Memory Devices -- 4.6%
Network Appliance*                    501,400    $     10,294
                                                 -------------
                                                       10,294
-----------------------------------------------------------------------------
Internet Security -- 4.3%
Symantec*                             151,000           9,516
                                                 -------------
                                                        9,516
-----------------------------------------------------------------------------
Networking Products -- 4.9%
Cisco Systems*                        558,800          10,919
                                                 -------------
                                                       10,919
-----------------------------------------------------------------------------
Semiconductor Components-Integrated Circuits-- 13.1%
Broadcom, Cl A*                       219,000           5,830
Intel                                 445,900          12,267
Xilinx*                               388,300          11,070
                                                 -------------
                                                       29,167
-----------------------------------------------------------------------------
Semiconductor Equipment -- 4.0%
Applied Materials*                    498,000           9,034
                                                 -------------
                                                        9,034
-----------------------------------------------------------------------------
Web Portals/ISP -- 4.9%
Yahoo*                                307,000          10,861
                                                 -------------
                                                       10,861
                                                 -------------
Total Technology (Cost $90,928)                        99,869
                                                 -------------
Total Common Stock (Cost $165,531)                    202,182
                                                 -------------
-----------------------------------------------------------------------------
Investment Company -- 4.7%
Index Fund-Large Cap -- 4.7%
Nasdaq-100 Index Tracking Stock*      319,600          10,362
                                                 -------------
                                                       10,362
                                                 -------------
Total Investment Company (Cost $8,635)                 10,362
                                                 -------------
-----------------------------------------------------------------------------
Repurchase Agreement -- 4.5%
UBS Warburg LLC
   1.03%, dated 09/30/03, matures
   10/01/03, repurchase price
   $10,017,384 (collateralized by
   U.S. Government Obligations:
   total market value $10,221,672)(A) $10,017          10,017
                                                 -------------
Total Repurchase Agreement (Cost $10,017)              10,017
                                                 -------------
Total Investments-- 99.8% (Cost $184,183)             222,561
                                                 -------------
-----------------------------------------------------------------------------
Other Assets and Liabilities -- 0.2%
Receivable for Investment Securities Sold               4,391
Payable for Administration Fees                           (29)
Payable for Investment Advisory Fees                     (164)
Payable for Investment Securities Purchased            (3,447)
Other Assets and Liabilities, Net                        (249)
                                                 -------------
Total Other Assets and Liabilities, Net                   502
                                                 -------------
-----------------------------------------------------------------------------

PBHG Funds

PBHG Large Cap 20 Fund

Statement of Net Assets
------------------------------------
As of September 30, 2003 (Unaudited)


Description                                        Value (000)
-----------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class ($0.001 par value)
   based on 16,744,683 outstanding shares
   of common stock                                $   568,807
Fund Shares of Advisor Class ($0.001 par value)
   based on 6,146 outstanding shares
   of common stock                                        124
Fund Shares of Class A ($0.001 par value)
   based on 3,757 outstanding shares
   of common stock                                         50
Fund Shares of Class C ($0.001 par value)
   based on 3,757 outstanding shares
   of common stock                                         50
Accumulated net investment loss                        (1,316)
Accumulated net realized loss on investments         (383,030)
Unrealized appreciation on investments                 38,378
                                                 -------------
Total Net Assets-- 100.0%                          $  223,063
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- PBHG Class
   ($222,882,019/16,744,683 shares)                    $13.31
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Advisor Class
   ($81,290/6,146 shares)                              $13.23
                                                 -------------
Net Asset Value and Redemption
   Price Per Share -- Class A
   ($50,000/3,757 shares)                              $13.31
                                                 -------------
Maximum Offering
   Price Per Share -- Class A
   ($13.31/94.25%)                                     $14.12
                                                 -------------
Net Asset Value and Offering
   Price Per Share -- Class C+
   ($50,000/3,757 shares)                              $13.31
                                                 -------------

* Non-income producing security.
+ Class C shares have a contingent sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
1 Israel domiciled security traded on the Nasdaq Stock Market.
(A) -- Tri-party repurchase agreement
Cl -- Class
ADR -- American Depositary Receipt
LLC -- Limited Liability Company
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

                                                                 PBHG Funds

                                                 PBHG Large Cap Growth Fund

                                     PBHG Large Cap Growth Fund (Unaudited)


         INVESTMENT FOCUS

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |    X     |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N
Source: Pilgrim Baxter & Associates, Ltd.


                                          AVERAGE ANNUAL TOTAL RETURN1
                                             AS OF SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------
                                          One     Annualized  Annualized  Annualized
                               6         Year       3 Year      5 Year     Inception
                            Months2     Return      Return      Return      to Date
-------------------------------------------------------------------------------------
  PBHG Class3                 15.36%      16.76%      (22.67)%      4.16%      12.07%
-------------------------------------------------------------------------------------
  Advisor Class4              15.18%      16.42%      (22.84)%      4.02%      11.98%
-------------------------------------------------------------------------------------
  Class A with load5           8.60%       9.84%      (24.39)%      2.65%      11.06%
-------------------------------------------------------------------------------------
  Class A without load5       15.24%      16.52%      (22.88)%      3.87%      11.84%
-------------------------------------------------------------------------------------
  Class C with load5          13.75%      14.60%      (23.47)%      3.08%      10.99%
-------------------------------------------------------------------------------------
  Class C without load5       14.75%      15.60%      (23.47)%      3.08%      10.99%
-------------------------------------------------------------------------------------


          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
                  THE PBHG LARGE CAP GROWTH FUND - PBHG CLASS1
                VERSUS THE S&P 500 INDEX, RUSSELL 1000(R) GROWTH
               INDEX AND THE LIPPER LARGE-CAP GROWTH FUNDS AVERAGE

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                      PBHG LARGE CAP GROWTH               RUSSELL 1000(R) GROWTH                                LIPPER-LARGE CAP
                        FUND - PBHG CLASS                        INDEX(6)               S&P 500 INDEX(6)     GROWTH FUNDS AVERAGE(7)
  4/5/95                       $10,000                           $10,000                   $10,000                      $10,000
 4/30/95                       $10,000                           $10,000                   $10,189                      $10,000
 5/31/95                       $10,070                           $10,349                   $10,596                      $10,320
 6/30/95                       $10,920                           $10,748                   $10,842                      $10,835
 7/31/95                       $11,740                           $11,195                   $11,202                      $11,390
 8/31/95                       $12,310                           $11,207                   $11,230                      $11,449
 9/30/95                       $13,160                           $11,724                   $11,704                      $11,847
10/31/95                       $13,510                           $11,732                   $11,662                      $11,770
11/30/95                       $13,720                           $12,188                   $12,174                      $12,167
12/31/95                       $13,383                           $12,258                   $12,408                      $12,100
 1/31/96                       $14,146                           $12,668                   $12,831                      $12,411
 2/29/96                       $14,827                           $12,899                   $12,950                      $12,733
 3/31/96                       $14,992                           $12,916                   $13,074                      $12,762
 4/30/96                       $15,880                           $13,256                   $13,267                      $13,155
 5/31/96                       $16,509                           $13,719                   $13,609                      $13,526
 6/30/96                       $16,158                           $13,738                   $13,661                      $13,399
 7/31/96                       $15,023                           $12,933                   $13,058                      $12,589
 8/31/96                       $15,601                           $13,267                   $13,333                      $13,012
 9/30/96                       $16,870                           $14,233                   $14,083                      $13,906
10/31/96                       $16,365                           $14,318                   $14,472                      $13,990
11/30/96                       $16,994                           $15,393                   $15,566                      $14,850
12/31/96                       $16,514                           $15,092                   $15,257                      $14,492
 1/31/97                       $17,247                           $16,151                   $16,211                      $15,365
 2/28/97                       $16,504                           $16,041                   $16,338                      $15,120
 3/31/97                       $14,727                           $15,173                   $15,666                      $14,324
 4/30/97                       $15,626                           $16,181                   $16,602                      $15,077
 5/31/97                       $17,330                           $17,348                   $17,612                      $16,144
 6/30/97                       $18,197                           $18,043                   $18,401                      $16,827
 7/31/97                       $19,860                           $19,638                   $19,866                      $18,401
 8/31/97                       $18,941                           $18,489                   $18,753                      $17,560
 9/30/97                       $20,139                           $19,399                   $19,780                      $18,483
10/31/97                       $19,282                           $18,682                   $19,119                      $17,848
11/30/97                       $19,365                           $19,475                   $20,004                      $18,244
12/31/97                       $20,206                           $19,693                   $20,348                      $18,488
 1/31/98                       $19,893                           $20,282                   $20,573                      $18,767
 2/28/98                       $22,450                           $21,808                   $22,057                      $20,235
 3/31/98                       $23,681                           $22,677                   $23,186                      $21,217
 4/30/98                       $23,817                           $22,991                   $23,419                      $21,545
 5/31/98                       $23,160                           $22,338                   $23,017                      $20,996
 6/30/98                       $24,861                           $23,707                   $23,952                      $22,239
 7/31/98                       $24,621                           $23,550                   $23,697                      $22,021
 8/31/98                       $19,945                           $20,015                   $20,271                      $18,553
 9/30/98                       $21,458                           $21,553                   $21,569                      $19,786
10/31/98                       $21,573                           $23,285                   $23,324                      $21,092
11/30/98                       $22,993                           $25,056                   $24,737                      $22,548
12/31/98                       $26,353                           $27,316                   $26,163                      $24,850
 1/31/99                       $27,213                           $28,920                   $27,257                      $26,366
 2/28/99                       $25,671                           $27,599                   $26,410                      $25,358
 3/31/99                       $27,447                           $29,052                   $27,466                      $26,766
 4/30/99                       $27,157                           $29,089                   $28,530                      $26,969
 5/31/99                       $26,029                           $28,196                   $27,856                      $26,211
 6/30/99                       $27,950                           $30,170                   $29,402                      $28,033
 7/31/99                       $26,933                           $29,212                   $28,484                      $27,245
 8/31/99                       $27,135                           $29,689                   $28,343                      $27,254
 9/30/99                       $27,593                           $29,065                   $27,566                      $27,000
10/31/99                       $30,363                           $31,260                   $29,311                      $28,801
11/30/99                       $34,284                           $32,947                   $29,907                      $30,420
12/31/99                       $44,025                           $36,373                   $31,668                      $34,049
 1/31/00                       $44,792                           $34,668                   $30,077                      $32,748
 2/29/00                       $56,129                           $36,363                   $29,508                      $34,929
 3/31/00                       $54,509                           $38,966                   $32,394                      $36,724
 4/30/00                       $48,628                           $37,112                   $31,420                      $34,668
 5/31/00                       $44,409                           $35,243                   $30,775                      $32,810
 6/30/00                       $52,833                           $37,914                   $31,534                      $35,067
 7/31/00                       $52,876                           $36,333                   $31,041                      $34,317
 8/31/00                       $59,709                           $39,623                   $32,969                      $37,168
 9/30/00                       $56,882                           $35,875                   $31,228                      $34,853
10/31/00                       $51,355                           $34,177                   $31,096                      $33,201
11/30/00                       $42,661                           $29,139                   $28,645                      $29,087
12/31/00                       $43,945                           $28,217                   $28,785                      $29,084
 1/31/01                       $44,051                           $30,167                   $29,806                      $29,835
 2/28/01                       $39,143                           $25,045                   $27,088                      $25,607
 3/31/01                       $34,584                           $22,320                   $25,372                      $23,062
 4/30/01                       $37,499                           $25,143                   $27,344                      $25,430
 5/31/01                       $37,438                           $24,773                   $27,527                      $25,219
 6/30/01                       $36,638                           $24,199                   $26,857                      $24,475
 7/31/01                       $35,264                           $23,594                   $26,593                      $23,645
 8/31/01                       $32,364                           $21,665                   $24,928                      $21,711
 9/30/01                       $28,664                           $19,502                   $22,915                      $19,575
10/31/01                       $29,872                           $20,525                   $23,352                      $20,395
11/30/01                       $31,835                           $22,497                   $25,143                      $22,302
12/31/01                       $31,413                           $22,454                   $25,363                      $22,378
 1/31/02                       $30,129                           $22,058                   $24,993                      $21,881
 2/28/02                       $28,589                           $21,142                   $24,511                      $20,914
 3/31/02                       $29,706                           $21,874                   $25,433                      $21,759
 4/30/02                       $28,724                           $20,088                   $23,891                      $20,279
 5/31/02                       $27,939                           $19,602                   $23,715                      $19,831
 6/30/02                       $26,233                           $17,789                   $22,026                      $18,219
 7/31/02                       $23,741                           $16,811                   $20,309                      $16,885
 8/31/02                       $23,741                           $16,861                   $20,442                      $16,939
 9/30/02                       $22,533                           $15,112                   $18,221                      $15,425
10/31/02                       $23,620                           $16,499                   $19,824                      $16,650
11/30/02                       $23,710                           $17,395                   $20,991                      $17,364
12/31/02                       $22,366                           $16,193                   $19,758                      $16,148
 1/31/03                       $22,110                           $15,800                   $19,240                      $15,829
 2/28/03                       $22,019                           $15,728                   $18,951                      $15,696
 3/31/03                       $22,804                           $16,020                   $19,136                      $15,999
 4/30/03                       $23,846                           $17,205                   $20,712                      $17,120
 5/31/03                       $25,160                           $18,063                   $21,803                      $17,947
 6/30/03                       $25,477                           $18,312                   $22,082                      $18,114
 7/31/03                       $26,353                           $18,768                   $22,471                      $18,610
 8/31/03                       $26,957                           $19,235                   $22,909                      $19,020
 9/30/03                       $26,308                           $19,029                   $22,665                      $18,664

1 The performance data quoted represents past performance and the investment return and the principal value of an investment in the PBHG Large Cap Growth Fund will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost. The PBHG Large Cap Growth Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since September 30, 2003. Please call 1-800-433-0051 or visit our website at www.pbhgfunds.com for more current investment results. For performance information regarding other share classes please consult your financial adviser. The Fund's investment in technology companies involves the risk of volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. The returns shown reflect past fee waiver and /or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance would have been lower. Investors considering the PBHG Large Cap Growth Fund should have a long-term investment horizon. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money.
2 The six month return has not been annualized.
3 The PBHG Large Cap Growth Fund - PBHG Class commenced operations on April 5,
  1995.
4 The performance shown for the Advisor Class prior to its inception on December
  29, 2000, is based on the performance and expenses of the PBHG Class shares without the adjustments of the 0.25% service (12b-1) fee. If the service (12b-1) fee had been deducted, the performance of the Fund would have been lower. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. Subsequent to December 29, 2000, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception date to September 30, 2003 was (17.20)%. Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The returns shown are based on the historical performance of the Fund's PBHG
  Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months.
6 For more information on the S&P 500 Index and the Russell 1000(R) Growth Index please see the PBHG Disclosure Notes on page 102. Effective July 2003, the Fund has changed its benchmark from the S&P 500 Index to the Russell 1000(R) Growth Index to better reflect the manner in which the Fund invests.
7 The chart assumes $10,000 invested in the Lipper Large-Cap Growth Funds
  Average at that month's end, April 30, 1995. For more information on the Lipper Large-Cap Growth Funds Average please see the PBHG Disclosure Notes on page 102.

Sector Weightings at September 30, 2003

Consumer Cyclical              18%
Consumer Non-Cyclical           3%
Energy                          1%
Financial                       7%
Health Care                    26%
Industrial                      4%
Services                        5%
Technology                     36%

% of Total Portfolio Investments in Common Stock


              TOP TEN COMMON STOCK HOLDINGS
                  AT SEPTEMBER 30, 2003

Boston Scientific                                 3.8%
Intel                                             3.4%
Microsoft                                         3.2%
Teva Pharmaceutical Industries-ADR                3.0%
Cisco Systems                                     2.8%
Gilead Sciences                                   2.7%
eBay                                              2.5%
Dell Computer                                     2.5%
Amgen                                             2.4%
Bed, Bath & Beyond                                2.4%
------------------------------------------------------
%   of  Total Portfolio Investments              28.7%

PBHG Funds

PBHG Large Cap Growth Fund

Statement of Net Assets
-----------------------------------
As of September 30, 2003 (Unaudited)

                                                      Market
Description                           Shares        Value (000)
-----------------------------------------------------------------------------
Common Stock -- 95.5%
Consumer Cyclical -- 17.2%
Apparel Manufacturers -- 1.1%
Coach*                                 37,400    $      2,042
                                                 -------------
                                                        2,042
-----------------------------------------------------------------------------
Broadcast Services/Programming -- 0.8%
Clear Channel Communications           38,400           1,471
                                                 -------------
                                                        1,471
-----------------------------------------------------------------------------
Cable TV -- 1.8%
Comcast, Cl A*                         80,700           2,384
EchoStar Communications, Cl A*         27,600           1,056
                                                 -------------
                                                        3,440
-----------------------------------------------------------------------------
Casino Services -- 1.6%
International Game Technology         108,000           3,040
                                                 -------------
                                                        3,040
-----------------------------------------------------------------------------
Cruise Lines -- 0.9%
Carnival1                              52,800           1,736
                                                 -------------
                                                        1,736
-----------------------------------------------------------------------------
E-Commerce/Products -- 0.8%
Amazon.Com*                            31,800           1,538
                                                 -------------
                                                        1,538
-----------------------------------------------------------------------------
Entertainment Software -- 1.7%
Electronic Arts*                       35,869           3,308
                                                 -------------
                                                        3,308
-----------------------------------------------------------------------------
Retail-Bedding -- 2.3%
Bed, Bath & Beyond*                   113,800           4,345
                                                 -------------
                                                        4,345
-----------------------------------------------------------------------------
Retail-Building Products -- 1.5%
Lowe's                                 57,200           2,969
                                                 -------------
                                                        2,969
-----------------------------------------------------------------------------
Retail-Discount -- 2.1%
Wal-Mart Stores                        71,600           3,999
                                                 -------------
                                                        3,999
-----------------------------------------------------------------------------
Retail-Office Supplies -- 2.0%
Staples*                              165,500           3,931
                                                 -------------
                                                        3,931
-----------------------------------------------------------------------------
Retail-Restaurants -- 0.6%
Starbucks*                             43,200           1,244
                                                 -------------
                                                        1,244
                                                 -------------
Total Consumer Cyclical (Cost $25,567)                 33,063
                                                 -------------
-----------------------------------------------------------------------------


                                                        Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Consumer Non-Cyclical -- 2.9%
Beverages-Non-Alcoholic -- 1.0%
PepsiCo                                42,100   $       1,929
                                                 -------------
                                                        1,929
-----------------------------------------------------------------------------
Cosmetics & Toiletries -- 1.9%
Estee Lauder, Cl A                     28,300             965
Procter & Gamble                       27,900           2,590
                                                 -------------
                                                        3,555
                                                 -------------
Total Consumer Non-Cyclical (Cost $5,035)               5,484
                                                 -------------
-----------------------------------------------------------------------------
Energy -- 0.7%
Oil & Gas Drilling -- 0.4%
Nabors Industries*2                    19,900             741
                                                 -------------
                                                          741
-----------------------------------------------------------------------------
Oil-Field Services -- 0.3%
Schlumberger7                          10,200             494
                                                 -------------
                                                          494
                                                 -------------
Total Energy (Cost $1,288)                              1,235
                                                 -------------
-----------------------------------------------------------------------------
Financial -- 6.7%
Finance-Consumer Loans -- 1.0%
SLM                                    48,600           1,893
                                                 -------------
                                                        1,893
-----------------------------------------------------------------------------
Finance-Investment Banker/Broker -- 0.8%
Goldman Sachs Group                    18,100           1,519
                                                 -------------
                                                        1,519
-----------------------------------------------------------------------------
Finance-Mortgage Loan/Banker -- 1.6%
Countrywide Financial                  18,800           1,472
Fannie Mae                             23,200           1,628
                                                 -------------
                                                        3,100
-----------------------------------------------------------------------------
Multi-Line Insurance -- 0.8%
American International Group           27,607           1,593
                                                 -------------
                                                        1,593
-----------------------------------------------------------------------------
Property/Casualty Insurance -- 0.9%
Progressive                            23,500           1,624
                                                 -------------
                                                        1,624
-----------------------------------------------------------------------------
Super-Regional Banks-US -- 1.6%
Bank of America                        12,900           1,007
Wells Fargo                            39,200           2,019
                                                 -------------
                                                        3,026
                                                 -------------
Total Financial (Cost $11,663)                         12,755
                                                 -------------
-----------------------------------------------------------------------------
Health Care -- 25.0%
Medical Instruments -- 4.9%
Boston Scientific*                    109,900           7,012
Medtronic                              51,600           2,421
                                                 -------------
                                                        9,433
-----------------------------------------------------------------------------

                                                                    PBHG Funds

                                                    PBHG Large Cap Growth Fund

                                                       Statement of Net Assets
                                          ------------------------------------
                                          As of September 30, 2003 (Unaudited)


                                                        Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Medical Products -- 3.4%
Johnson & Johnson                      65,400    $      3,239
Varian Medical Systems*                17,300             994
Zimmer Holdings*                       42,500           2,342
                                                 -------------
                                                        6,575
-----------------------------------------------------------------------------
Medical-Biomedical/Genetic -- 3.0%
Amgen*                                 68,000           4,391
Genentech*                             17,500           1,402
                                                 -------------
                                                        5,793
-----------------------------------------------------------------------------
Medical-Drugs -- 7.1%
AstraZeneca-ADR3                       13,900             603
Medimmune*                             28,700             948
Pfizer                                139,740           4,245
Teva Pharmaceutical Industries-ADR4    97,600           5,578
Wyeth                                  46,900           2,162
                                                 -------------
                                                       13,536
-----------------------------------------------------------------------------
Medical-HMO -- 4.0%
Anthem*                                22,100           1,576
UnitedHealth Group                     80,500           4,051
WellPoint Health Networks*             25,900           1,996
                                                 -------------
                                                        7,623
-----------------------------------------------------------------------------
Therapeutics -- 2.6%
Gilead Sciences*                       87,500           4,894
                                                 -------------
                                                        4,894
                                                 -------------
Total Health Care (Cost $36,369)                       47,854
                                                 -------------
-----------------------------------------------------------------------------
Industrial -- 3.6%
Aerospace/Defense -- 1.5%
Lockheed Martin                        43,300           1,998
Northrop Grumman                       10,900             940
                                                 -------------
                                                        2,938
-----------------------------------------------------------------------------
Diversified Manufacturing Operations-- 1.0%
3M                                     15,200           1,050
Danaher                                13,000             960
                                                 -------------
                                                        2,010
-----------------------------------------------------------------------------
Electronic Components-Miscellaneous-- 1.1%
Flextronics International*5            75,700           1,073
Jabil Circuit*                         36,300             946
                                                 -------------
                                                        2,019
                                                 -------------
Total Industrial (Cost $7,519)                          6,967
                                                 -------------
-----------------------------------------------------------------------------
Services -- 5.2%
E-Commerce/Services -- 3.3%
eBay*                                  86,600           4,634
InterActiveCorp*                       52,900           1,748
                                                 -------------
                                                        6,382
-----------------------------------------------------------------------------


                                                       Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Schools -- 1.9%
Apollo Group, Cl A*                    54,500    $      3,599
                                                 -------------
                                                        3,599
                                                 -------------
Total Services (Cost $6,909)                            9,981
                                                 -------------
-----------------------------------------------------------------------------
Technology -- 34.2%
Applications Software -- 3.0%
Microsoft                             209,700           5,828
                                                 -------------
                                                        5,828
-----------------------------------------------------------------------------
Cellular Telecommunications -- 1.6%
AT&T Wireless Services*               368,100           3,011
                                                 -------------
                                                        3,011
-----------------------------------------------------------------------------
Computers -- 2.4%
Dell Computer*                        135,700           4,531
                                                 -------------
                                                        4,531
-----------------------------------------------------------------------------
Computers-Memory Devices -- 3.4%
EMC*                                  144,400           1,824
Network Appliance*                    145,600           2,989
Seagate Technology6                    62,700           1,705
                                                 -------------
                                                        6,518
-----------------------------------------------------------------------------
Data Processing/Management -- 1.6%
First Data                             50,500           2,018
Veritas Software*                      34,100           1,071
                                                 -------------
                                                        3,089
-----------------------------------------------------------------------------
Electronic Forms -- 1.2%
Adobe Systems                          58,900           2,312
                                                 -------------
                                                        2,312
-----------------------------------------------------------------------------
Enterprise Software/Services -- 0.9%
Oracle*                               155,700           1,747
                                                 -------------
                                                        1,747
-----------------------------------------------------------------------------
Internet Security -- 2.1%
Symantec*                              63,700           4,014
                                                 -------------
                                                        4,014
-----------------------------------------------------------------------------
Networking Products -- 3.0%
Cisco Systems*                        262,300           5,125
Juniper Networks*                      47,500             709
                                                 -------------
                                                        5,834
-----------------------------------------------------------------------------
Semiconductor Components-Integrated Circuits-- 8.3%
Altera*                                44,300             837
Analog Devices*                        37,300           1,418
Broadcom, Cl A*                        56,100           1,494
Intel                                 225,600           6,206
Linear Technology                      55,500           1,987
Maxim Integrated Products              22,600             893
Xilinx*                               110,300           3,145
                                                 -------------
                                                       15,980
-----------------------------------------------------------------------------

PBHG Funds

PBHG Large Cap Growth Fund

Statement of Net Assets
------------------------------------
As of September 30, 2003 (Unaudited)

                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
-----------------------------------------------------------------------------
Semiconductor Equipment -- 2.7%
Applied Materials*                    143,000   $       2,594
KLA-Tencor*                            51,100           2,627
                                                 -------------
                                                        5,221
-----------------------------------------------------------------------------
Telecommunication Equipment -- 1.2%
Nokia Oyj-ADR8                         82,500           1,287
Nortel Networks9                      223,600             917
                                                 -------------
                                                        2,204
-----------------------------------------------------------------------------
Web Portals/ISP -- 2.0%
Yahoo*                                106,000           3,750
                                                 -------------
                                                        3,750
-----------------------------------------------------------------------------
Wireless Equipment -- 0.8%
Qualcomm                               38,900           1,620
                                                 -------------
                                                        1,620
                                                 -------------
Total Technology (Cost $54,743)                        65,659
                                                 -------------
Total Common Stock (Cost $149,093)                    182,998
-----------------------------------------------------------------------------
Investment Company -- 1.5%
Index Fund-Large Cap -- 1.5%
Nasdaq-100 Index Tracking Stock*       88,500           2,869
                                                 -------------
                                                        2,869
                                                 -------------
Total Investment Company (Cost $2,569)                  2,869
                                                 -------------
-----------------------------------------------------------------------------
Repurchase Agreement -- 2.8%
UBS Warburg LLC
   1.03%, dated 09/30/03, matures
   10/01/03, repurchase price
   $5,421,416 (collateralized by
   U.S. Government Obligations:
   total market value $5,534,764)(A) $  5,421           5,421
                                                 -------------
Total Repurchase Agreement (Cost $5,421)                5,421
                                                 -------------
Total Investments-- 99.8% (Cost $157,083)             191,288
                                                 -------------
-----------------------------------------------------------------------------
Other Assets and Liabilities -- 0.2%
Receivable for Investment Securities Sold               3,332
Payable for Administration Fees                           (24)
Payable for Investment Advisory Fees                     (122)
Payable for Investment Securities Purchased            (2,485)
Other Assets and Liabilities, Net                        (240)
                                                 -------------
Total Other Assets and Liabilities, Net                   461
                                                 -------------
-----------------------------------------------------------------------------


Description                                          Value (000)
-----------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class ($0.001 par value)
   based on 10,972,149 outstanding shares
   of common stock                                 $  364,708
Fund Shares of Advisor Class ($0.001 par value)
   based on 30,904 outstanding shares
   of common stock                                        551
Fund Shares of Class A ($0.001 par value)
   based on 2,865 outstanding shares
   of common stock                                         50
Fund Shares of Class C ($0.001 par value)
   based on 2,865 outstanding shares
   of common stock                                         50
Accumulated net investment loss                          (778)
Accumulated net realized loss on investments         (207,037)
Unrealized appreciation on investments                 34,205
                                                 -------------
Total Net Assets-- 100.0%                         $   191,749
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- PBHG Class
   ($191,114,528/10,972,149 shares)                    $17.42
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Advisor Class
   ($534,635/30,904 shares)                            $17.30
                                                 -------------
Net Asset Value and Redemption
   Price Per Share -- Class A
   ($49,903/2,865 shares)                              $17.42
                                                 -------------
Maximum Offering
   Price Per Share -- Class A
   ($17.42/94.25%)                                     $18.48
                                                 -------------
Net Asset Value and Offering
   Price Per Share -- Class C+
   ($49,840/2,866 shares)                              $17.39
                                                 -------------

* Non-income producing security.
+ Class C shares have a contingent sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
1 Panama domiciled security traded on the New York Stock Exchange.
2 Bermuda domiciled security traded on the New York Stock Exchange.
3 British domiciled security traded on the New York Stock Exchange.
4 Israel domiciled security traded on the Nasdaq Stock Market.
5 Singapore domiciled security traded on the Nasdaq Stock Market.
6 Cayman Islands domiciled security traded on the New York Stock Exchange.
7 Netherlands Antilles domiciled security traded on the New York Stock Exchange. 8 Finland domiciled security traded on the New York Stock Exchange.
9 Canada domiciled security traded on the New York Stock Exchange.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
LLC -- Limited Liability Company
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

                                                                 PBHG Funds

                                                    PBHG Select Growth Fund

                                        PBHG Select Growth Fund (Unaudited)

         INVESTMENT FOCUS

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|-----X----|               C
|           |           |          |               A
|           |           |          |               P
|           |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Pilgrim Baxter & Associates, Ltd.



                               AVERAGE ANNUAL TOTAL RETURN1
                                 AS OF SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------
                                          One     Annualized  Annualized  Annualized
                               6         Year       3 Year      5 Year     Inception
                            Months2     Return      Return      Return      to Date
-------------------------------------------------------------------------------------
  PBHG Class3                 23.68%      24.55%      (35.53)%      2.16%      10.82%
-------------------------------------------------------------------------------------
  Class A with load4          16.42%      17.19%      (37.00)%      0.55%       9.64%
-------------------------------------------------------------------------------------
  Class A without load4       23.52%      24.30%      (35.75)%      1.75%      10.40%
-------------------------------------------------------------------------------------
  Class C with load4          22.05%      22.38%      (36.23)%      0.99%       9.58%
-------------------------------------------------------------------------------------
  Class C without load4       23.05%      23.38%      (36.23)%      0.99%       9.58%
-------------------------------------------------------------------------------------

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
         IN THE PBHG SELECT GROWTH FUND - PBHG CLASS1 VERSUS THE RUSSELL
        3000(R) GROWTH INDEX, THE S&P 500 INDEX AND THE LIPPER MULTI-CAP
                              GROWTH FUNDS AVERAGE

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                      PBHG SELECT GROWTH             RUSSELL 3000(R) GROWTH                              LIPPER MULTI-CAP GROWTH
                      FUND - PBHG CLASS                    INDEX4                S&P 500 INDEX4                FUNDS AVERAGE5
  4/5/95                     $10,000                       $10,000                   $10,000                       $10,000
 4/30/95                     $10,210                       $10,000                   $10,189                       $10,000
 5/31/95                     $10,620                       $10,328                   $10,596                       $10,263
 6/30/95                     $11,930                       $10,756                   $10,842                       $10,989
 7/31/95                     $13,680                       $11,243                   $11,202                       $11,784
 8/31/95                     $14,240                       $11,268                   $11,230                       $11,913
 9/30/95                     $14,850                       $11,757                   $11,704                       $12,278
10/31/95                     $15,300                       $11,705                   $11,662                       $12,049
11/30/95                     $15,690                       $12,166                   $12,174                       $12,466
12/31/95                     $15,836                       $12,255                   $12,409                       $12,458
 1/31/96                     $16,184                       $12,614                   $12,831                       $12,596
 2/29/96                     $17,382                       $12,878                   $12,950                       $13,055
 3/31/96                     $17,690                       $12,918                   $13,075                       $13,142
 4/30/96                     $19,206                       $13,324                   $13,267                       $13,895
 5/31/96                     $20,804                       $13,813                   $13,609                       $14,422
 6/30/96                     $20,015                       $13,733                   $13,661                       $13,948
 7/31/96                     $18,059                       $12,838                   $13,058                       $12,770
 8/31/96                     $19,257                       $13,230                   $13,333                       $13,385
 9/30/96                     $21,562                       $14,164                   $14,084                       $14,376
10/31/96                     $20,322                       $14,179                   $14,472                       $14,231
11/30/96                     $20,793                       $15,179                   $15,566                       $14,934
12/31/96                     $20,269                       $14,937                   $15,258                       $14,698
 1/31/97                     $20,765                       $15,919                   $16,211                       $15,521
 2/28/97                     $18,324                       $15,731                   $16,338                       $14,806
 3/31/97                     $16,461                       $14,857                   $15,667                       $13,915
 4/30/97                     $16,927                       $15,743                   $16,602                       $14,262
 5/31/97                     $19,203                       $16,978                   $17,613                       $15,676
 6/30/97                     $19,979                       $17,649                   $18,402                       $16,286
 7/31/97                     $21,852                       $19,147                   $19,866                       $17,901
 8/31/97                     $20,765                       $18,184                   $18,753                       $17,552
 9/30/97                     $22,804                       $19,136                   $19,780                       $18,744
10/31/97                     $21,231                       $18,382                   $19,120                       $17,902
11/30/97                     $20,600                       $19,037                   $20,005                       $17,852
12/31/97                     $21,655                       $19,230                   $20,348                       $17,956
 1/31/98                     $21,221                       $19,725                   $20,573                       $18,038
 2/28/98                     $23,383                       $21,232                   $22,057                       $19,599
 3/31/98                     $24,987                       $22,083                   $23,187                       $20,581
 4/30/98                     $24,935                       $22,372                   $23,420                       $20,815
 5/31/98                     $23,476                       $21,645                   $23,017                       $19,901
 6/30/98                     $26,466                       $22,872                   $23,952                       $21,101
 7/31/98                     $24,325                       $22,565                   $23,697                       $20,540
 8/31/98                     $19,596                       $19,029                   $20,271                       $16,820
 9/30/98                     $21,490                       $20,526                   $21,570                       $18,351
10/31/98                     $20,196                       $22,130                   $23,324                       $19,248
11/30/98                     $21,707                       $23,816                   $24,738                       $20,869
12/31/98                     $25,773                       $25,964                   $26,163                       $23,632
 1/31/99                     $26,115                       $27,462                   $27,257                       $25,386
 2/28/99                     $23,745                       $26,115                   $26,410                       $23,837
 3/31/99                     $26,829                       $27,459                   $27,467                       $25,560
 4/30/99                     $25,897                       $27,659                   $28,531                       $26,064
 5/31/99                     $24,790                       $26,875                   $27,857                       $25,452
 6/30/99                     $26,942                       $28,722                   $29,403                       $27,421
 7/31/99                     $26,363                       $27,811                   $28,485                       $26,975
 8/31/99                     $28,318                       $28,157                   $28,344                       $27,228
 9/30/99                     $29,157                       $27,642                   $27,567                       $27,443
10/31/99                     $35,023                       $29,633                   $29,311                       $29,567
11/30/99                     $44,490                       $31,333                   $29,907                       $32,497
12/31/99                     $67,241                       $34,746                   $31,668                       $38,207
 1/31/00                     $70,543                       $33,210                   $30,077                       $37,061
 2/29/00                    $101,120                       $35,285                   $29,508                       $43,328
 3/31/00                     $91,437                       $37,281                   $32,395                       $43,228
 4/30/00                     $71,213                       $35,363                   $31,420                       $39,329
 5/31/00                     $63,034                       $33,492                   $30,776                       $36,576
 6/30/00                     $86,290                       $36,149                   $31,534                       $40,556
 7/31/00                     $83,575                       $34,531                   $31,041                       $39,473
 8/31/00                     $97,524                       $37,691                   $32,969                       $43,886
 9/30/00                     $89,239                       $34,239                   $31,229                       $41,485
10/31/00                     $77,124                       $32,538                   $31,097                       $38,623
11/30/00                     $51,729                       $27,668                   $28,645                       $32,204
12/31/00                     $50,732                       $26,957                   $28,785                       $32,696
 1/31/01                     $52,922                       $28,842                   $29,807                       $33,671
 2/28/01                     $40,987                       $24,012                   $27,089                       $28,307
 3/31/01                     $32,706                       $21,430                   $25,373                       $25,077
 4/30/01                     $37,677                       $24,134                   $27,344                       $28,114
 5/31/01                     $37,369                       $23,846                   $27,528                       $27,836
 6/30/01                     $37,246                       $23,387                   $26,858                       $27,385
 7/31/01                     $33,887                       $22,704                   $26,593                       $26,007
 8/31/01                     $30,072                       $20,876                   $24,928                       $23,791
 9/30/01                     $25,815                       $18,706                   $22,915                       $20,639
10/31/01                     $27,341                       $19,738                   $23,352                       $21,921
11/30/01                     $30,220                       $21,618                   $25,144                       $24,137
12/31/01                     $30,011                       $21,667                   $25,364                       $24,504
 1/31/02                     $28,510                       $21,257                   $24,994                       $23,840
 2/28/02                     $26,639                       $20,342                   $24,512                       $22,488
 3/31/02                     $27,981                       $21,116                   $25,434                       $23,682
 4/30/02                     $26,492                       $19,480                   $23,892                       $22,339
 5/31/02                     $25,286                       $18,959                   $23,716                       $21,721
 6/30/02                     $23,243                       $17,216                   $22,026                       $19,824
 7/31/02                     $21,078                       $16,152                   $20,309                       $18,058
 8/31/02                     $20,401                       $16,197                   $20,443                       $17,968
 9/30/02                     $19,195                       $14,549                   $18,221                       $16,570
10/31/02                     $20,598                       $15,845                   $19,825                       $17,808
11/30/02                     $21,312                       $16,749                   $20,992                       $18,896
12/31/02                     $19,823                       $15,592                   $19,758                       $17,460
 1/31/03                     $18,937                       $15,211                   $19,240                       $17,241
 2/28/03                     $18,986                       $15,120                   $18,952                       $17,074
 3/31/03                     $19,331                       $15,398                   $19,136                       $17,344
 4/30/03                     $20,672                       $16,556                   $20,712                       $18,652
 5/31/03                     $22,161                       $17,449                   $21,803                       $19,967
 6/30/03                     $22,087                       $17,696                   $22,082                       $20,274
 7/31/03                     $23,379                       $18,198                   $22,472                       $20,971
 8/31/03                     $24,868                       $18,689                   $22,909                       $21,731
 9/30/03                     $23,908                       $18,468                   $22,666                       $21,259

1 The performance data quoted represents past performance and the investment return and the principal value of an investment in the PBHG Select Growth Fund will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost. The PBHG Select Growth Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since September 30, 2003. Please call 1-800-433-0051 or visit our website at www.pbhgfunds.com for more current investment results. For performance information regarding other share classes please consult your financial adviser. Securities of small and medium sized companies involve greater risk and price volatility than larger, more established companies. The Fund's investment in technology companies involves the risk of volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. The returns shown reflect past fee waiver and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance would have been lower. Investors considering the PBHG Select Growth Fund should have a long-term investment horizon. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. Prior to April 1, 2003 the PBHG Select Growth Fund was named the PBHG Select Equity Fund.
2 The six month return has not been annualized.
3 The PBHG Select Growth Fund commenced operations on April 5, 1995.
4 The returns shown are based on the historical performance of the Fund's PBHG
  Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C and PBHG Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months.
5 For more information on the Russell 3000(R) Growth Index and S&P 500 Index please see the PBHG Disclosure Notes on page 102. Effective July 2003, the Fund has changed its benchmark from the S&P 500 Index to the Russell 3000(R) Growth Index to better reflect the manner in which the Fund invests.
6 The chart assumes $10,000 invested in the Lipper Multi-Cap Growth Funds
  Average at that month's end, April 30, 1995. For more information on the Lipper Multi-Cap Growth Funds Average please see the PBHG Disclosure Notes on page 102.

Sector Weightings at September 30, 2003

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Consumer Cyclical           12%
Financial                    1%
Health Care                 28%
Industrial                   3%
Services                    11%
Technology                  45%

% of Total Portfolio Investments in Common Stock





              TOP TEN COMMON STOCK HOLDINGS
                  AT SEPTEMBER 30, 2003

Power Integrations                                5.6%
Apollo Group, Cl A                                5.3%
Boston Scientific                                 5.2%
Intel                                             5.1%
QLogic                                            5.0%
Network Appliance                                 5.0%
Digene                                            4.9%
Coach                                             4.8%
Yahoo                                             4.5%
Martek Biosciences                                3.8%
------------------------------------------------------
%   of  Total Portfolio Investments              49.2%

PBHG Funds

PBHG Select Growth Fund

Statement of Net Assets
------------------------------------
As of September 30, 2003 (Unaudited)

                                                      Market
Description                           Shares       Value (000)
-----------------------------------------------------------------------------
Common Stock -- 95.2%
Consumer Cyclical -- 11.6%
Apparel Manufacturers -- 4.6%
Coach*                                215,800    $     11,783
                                                 -------------
                                                       11,783
-----------------------------------------------------------------------------
Cable TV -- 3.4%
EchoStar Communications, Cl A*        230,300           8,814
                                                 -------------
                                                        8,814
-----------------------------------------------------------------------------
Retail-Computer Equipment -- 1.8%
CDW Computer Centers*                  80,400           4,642
                                                 -------------
                                                        4,642
-----------------------------------------------------------------------------
Toys -- 1.8%
Leapfrog Enterprises*                 125,000           4,750
                                                 -------------
                                                        4,750
                                                 -------------
Total Consumer Cyclical (Cost $23,924)                 29,989
                                                 -------------
-----------------------------------------------------------------------------
Financial -- 1.3%
Finance-Mortgage Loan/Banker -- 1.3%
Countrywide Financial                  42,700           3,342
                                                 -------------
                                                        3,342
                                                 -------------
Total Financial (Cost $1,914)                           3,342
                                                 -------------
-----------------------------------------------------------------------------
Health Care -- 26.6%
Diagnostic Kits -- 2.0%
OraSure Technologies*                 531,700           5,051
                                                 -------------
                                                        5,051
-----------------------------------------------------------------------------
Medical Instruments -- 5.0%
Boston Scientific*                    200,300          12,779
                                                 -------------
                                                       12,779
-----------------------------------------------------------------------------
Medical-Biomedical/Genetic -- 8.2%
Digene*                               293,200          11,980
Martek Biosciences*                   175,200           9,228
                                                 -------------
                                                       21,208
-----------------------------------------------------------------------------
Medical-Drugs -- 3.5%
Teva Pharmaceutical Industries-ADR1   157,900           9,024
                                                 -------------
                                                        9,024
-----------------------------------------------------------------------------
Medical-Generic Drugs -- 2.2%
Pharmaceutical Resources*              85,000           5,799
                                                 -------------
                                                        5,799
-----------------------------------------------------------------------------
Therapeutics -- 5.7%
Medicines*                            299,000           7,774
Neurocrine Biosciences*               137,800           6,824
                                                 -------------
                                                       14,598
                                                 -------------
Total Health Care (Cost $47,401)                       68,459
                                                 -------------
-----------------------------------------------------------------------------


                                                       Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Industrial -- 2.7%
Electronic Components-Miscellaneous-- 2.7%
Jabil Circuit*                        264,300    $      6,885
                                                 -------------
                                                        6,885
                                                 -------------
Total Industrial (Cost $7,298)                          6,885
-----------------------------------------------------------------------------
Services -- 10.0%
Consulting Services -- 1.8%
Corporate Executive Board*            101,900           4,784
                                                 -------------
                                                        4,784
-----------------------------------------------------------------------------
E-Commerce/Services -- 3.2%
InterActiveCorp*                      246,100           8,134
                                                 -------------
                                                        8,134
-----------------------------------------------------------------------------
Schools -- 5.0%
Apollo Group, Cl A*                   195,050          12,879
                                                 -------------
                                                       12,879
                                                 -------------
Total Services (Cost $20,384)                          25,797
                                                 -------------
-----------------------------------------------------------------------------
Technology -- 43.0%
Computers-Memory Devices -- 6.1%
Dot Hill Systems*                     263,100           3,620
Network Appliance*                    592,400          12,162
                                                 -------------
                                                       15,782
-----------------------------------------------------------------------------
Electronic Design Automation -- 3.0%
Synopsys*                             250,800           7,717
                                                 -------------
                                                        7,717
-----------------------------------------------------------------------------
Networking Products -- 3.2%
Juniper Networks*                     540,700           8,067
                                                 -------------
                                                        8,067
-----------------------------------------------------------------------------
Semiconductor Components-
   Integrated Circuits -- 18.4%
Intel                                 455,200          12,523
Omnivision Technologies*              207,800           8,777
Power Integrations*                   413,300          13,738
QLogic*                               260,600          12,251
                                                 -------------
                                                       47,289
-----------------------------------------------------------------------------
Semiconductor Equipment -- 6.1%
KLA-Tencor*                           167,500           8,610
Lam Research*                         321,400           7,119
                                                 -------------
                                                       15,729
-----------------------------------------------------------------------------

                                                                     PBHG Funds

                                                        PBHG Select Growth Fund

                                                        Statement of Net Assets
-------------------------------------------------------------------------------
                                           As of September 30, 2003 (Unaudited)


                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
-----------------------------------------------------------------------------

Web Portals/ISP -- 6.2%
Sohu.com*                             160,000    $      4,976
Yahoo*                                312,800          11,067
                                                 -------------
                                                       16,043
                                                 -------------
Total Technology (Cost $93,727)                       110,627
                                                 -------------
Total Common Stock (Cost $194,648)                    245,099
                                                 -------------
-----------------------------------------------------------------------------
Investment Company -- 3.9%
Index Fund-Large Cap -- 3.9%
Nasdaq-100 Index Tracking Stock*      312,100          10,118
                                                 -------------
                                                       10,118
                                                 -------------
Total Investment Company (Cost $7,995)                 10,118
                                                 -------------
-----------------------------------------------------------------------------
Repurchase Agreement -- 1.3%
Deutsche Bank
   1.00%, dated 09/30/03, matures
   10/1/03, repurchase price
   $3,420,957 (collateralized by
   U.S. Government Obligations:
   total market value $3,489,529)(A)$   3,421           3,421
                                                 -------------
Total Repurchase Agreement (Cost $3,421)                3,421
                                                 -------------
Total Investments-- 100.4% (Cost $206,064)            258,638
                                                 -------------
------------------------------------------------------------------------------
Other Assets and Liabilities -- (0.4)%
Payable for Administration Fees                           (33)
Payable for Investment Advisory Fees                     (190)
Other Assets and Liabilities, Net                        (870)
                                                 -------------
Total Other Assets and Liabilities, Net                (1,093)
                                                 -------------
------------------------------------------------------------------------------


Description                                          Value (000)
-----------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class ($0.001 par value)
   based on 13,246,934 outstanding shares
   of common stock                                 $1,437,952
Fund Shares of Class A ($0.001 par value)
   based on 2,573 outstanding shares
   of common stock                                         50
Fund Shares of Class C ($0.001 par value)
   based on 2,573 outstanding shares
   of common stock                                         50
Accumulated net investment loss                        (1,802)
Accumulated net realized loss on investments       (1,231,279)
Unrealized appreciation on investments                 52,574
                                                 -------------
Total Net Assets-- 100.0%                         $   257,545
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- PBHG Class
   ($257,445,152/13,246,934 shares)                    $19.43
                                                 -------------
Net Asset Value and Redemption
   Price Per Share -- Class A
   ($50,000/2,573 shares)                              $19.43
                                                 -------------
Maximum Offering
   Price Per Share
   ($19.43/94.25%)                                     $20.62
                                                 -------------
Net Asset Value and Offering
   Price Per Share -- Class C+
    ($50,000/2,573 shares)                             $19.43
                                                 -------------

* Non-income producing security.
+ Class C shares have a contingent sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
1 Israel domiciled security traded on the Nasdaq Stock Market.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

PBHG Funds

PBHG Strategic Small Company Fund

PBHG Strategic Small Company Fund (Unaudited)



           INVESTMENT FOCUS

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |     X    |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Pilgrim Baxter & Associates, Ltd.



                                         AVERAGE ANNUAL TOTAL RETURN1
                                           AS OF SEPTEMBER 30, 2003
-------------------------------------------------------------------------------------
                                          One     Annualized  Annualized  Annualized
                               6         Year       3 Year      5 Year     Inception
                            Months2     Return      Return      Return      to Date
-------------------------------------------------------------------------------------
  PBHG Class3                 38.88%       36.68%     (12.67)%     11.60%       8.48%
-------------------------------------------------------------------------------------
  Advisor Class4              38.69%       36.34%     (12.74)%     11.55%       8.44%
-------------------------------------------------------------------------------------
  Class A with load5          30.81%       28.72%     (14.53)%     10.07%       7.18%
-------------------------------------------------------------------------------------
  Class A without load5       38.74%       36.59%     (12.83)%     11.37%       8.12%
-------------------------------------------------------------------------------------
  Class C with load5          37.17%       34.35%     (13.54)%     10.49%       7.27%
-------------------------------------------------------------------------------------
  Class C without load5       38.17%       35.35%     (13.54)%     10.49%       7.27%
-------------------------------------------------------------------------------------

                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
  INVESTMENT IN THE PBHG STRATEGIC SMALL COMPANY FUND - PBHG CLASS1 VERSUS THE
       RUSSELL 2000(R) INDEX AND THE LIPPER SMALL-CAP GROWTH FUNDS AVERAGE

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                                PBHG Strategic Small                                         Lipper Small-Cap
                               Company Fund - PBHG Class     Russell 2000 Index6           Growth Funds Average6
12/31/96                              $10,000                   $10,000                         $10,000
 1/31/97                               10,120                    10,200                          10,257
 2/28/97                                9,350                     9,952                           9,630
 3/31/97                                8,860                     9,483                           9,000
 4/30/97                                8,750                     9,509                           8,890
 5/31/97                               10,270                    10,567                          10,094
 6/30/97                               11,130                    11,020                          10,681
 7/31/97                               12,170                    11,533                          11,416
 8/31/97                               12,410                    11,797                          11,617
 9/30/97                               13,440                    12,660                          12,554
10/31/97                               12,820                    12,104                          11,929
11/30/97                               12,520                    12,026                          11,694
12/31/97                               12,567                    12,236                          11,756
 1/31/98                               12,502                    12,043                          11,609
 2/28/98                               13,439                    12,933                          12,568
 3/31/98                               13,870                    13,467                          13,204
 4/30/98                               13,999                    13,541                          13,336
 5/31/98                               12,922                    12,812                          12,457
 6/30/98                               13,073                    12,839                          12,762
 7/31/98                               12,244                    11,800                          11,887
 8/31/98                                9,466                     9,508                           9,361
 9/30/98                               10,004                    10,252                          10,063
10/31/98                               10,381                    10,671                          10,481
11/30/98                               11,501                    11,230                          11,360
12/31/98                               12,835                    11,924                          12,557
 1/31/99                               13,105                    12,083                          12,895
 2/28/99                               11,957                    11,104                          11,750
 3/31/99                               11,856                    11,278                          12,264
 4/30/99                               12,092                    12,288                          12,840
 5/31/99                               12,576                    12,468                          12,969
 6/30/99                               13,937                    13,032                          14,100
 7/31/99                               13,960                    12,674                          14,071
 8/31/99                               14,083                    12,205                          13,893
 9/30/99                               14,308                    12,208                          14,243
10/31/99                               14,815                    12,257                          15,003
11/30/99                               16,209                    12,989                          16,848
12/31/99                               19,482                    14,459                          19,870
 1/31/00                               19,188                    14,227                          19,678
 2/29/00                               24,796                    16,577                          24,475
 3/31/00                               23,682                    15,484                          23,220
 4/30/00                               21,514                    14,552                          20,751
 5/31/00                               20,559                    13,704                          19,087
 6/30/00                               24,625                    14,898                          22,194
 7/31/00                               22,898                    14,419                          20,805
 8/31/00                               26,265                    15,519                          23,200
 9/30/00                               26,008                    15,063                          22,332
10/31/00                               24,331                    14,391                          20,874
11/30/00                               19,727                    12,913                          17,317
12/31/00                               21,799                    14,022                          18,771
 1/31/01                               22,342                    14,752                          19,303
 2/28/01                               19,024                    13,785                          16,732
 3/31/01                               17,279                    13,110                          15,129
 4/30/01                               19,353                    14,136                          16,980
 5/31/01                               20,039                    14,483                          17,359
 6/30/01                               20,425                    14,983                          17,863
 7/31/01                               19,496                    14,172                          16,825
 8/31/01                               18,509                    13,715                          15,830
 9/30/01                               15,691                    11,868                          13,440
10/31/01                               17,093                    12,563                          14,521
11/30/01                               18,466                    13,536                          15,639
12/31/01                               19,624                    14,371                          16,589
 1/31/02                               18,938                    14,222                          16,080
 2/28/02                               17,579                    13,832                          15,048
 3/31/02                               19,124                    14,943                          16,188
 4/30/02                               18,537                    15,080                          15,750
 5/31/02                               17,450                    14,410                          14,984
 6/30/02                               16,177                    13,695                          13,925
 7/31/02                               13,603                    11,627                          11,970
 8/31/02                               13,688                    11,597                          11,966
 9/30/02                               12,673                    10,764                          11,194
10/31/02                               13,302                    11,110                          11,650
11/30/02                               14,361                    12,101                          12,520
12/31/02                               13,088                    11,427                          11,715
 1/31/03                               12,730                    11,111                          11,408
 2/28/03                               12,258                    10,775                          11,074
 3/31/03                               12,473                    10,914                          11,257
 4/30/03                               13,703                    11,949                          12,183
 5/31/03                               15,190                    13,231                          13,345
 6/30/03                               15,662                    13,471                          13,727
 7/31/03                               16,764                    14,313                          14,573
 8/31/03                               17,736                    14,970                          15,383
 9/30/03                               17,322                    14,693                          15,005

1 The performance data quoted represents past performance and the investment return and the principal value of an investment in the PBHG Strategic Small Company Fund will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost. The PBHG Strategic Small Company Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since September 30, 2003. Please call 1-800-433-0051 or visit our website at www.pbhgfunds.com for more current investment results. For performance information regarding other share classes please consult your financial adviser. Securities of small sized companies involve greater risk and price volatility than larger, more established companies. The Fund's investment in technology companies involves the risk of volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Strategic Small Company Fund should have a long-term investment horizon. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money.
2 The six month return has not been annualized.
3 The PBHG Strategic Small Company Fund - PBHG Class commenced operations on
  December 31, 1996.
4 The performance shown for the Advisor Class prior to its inception on August
  31, 2002, is based on the performance and expenses of the PBHG Class shares without the adjustments of the 0.25% service (12b-1) fee. If the service (12b-1) fee had been deducted, the performance of the Fund would have been lower. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. Subsequent to August 31, 2002, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception date to September 30, 2003 was 23.92%. Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The returns shown are based on the historical performance of the Fund's PBHG
  Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months.
6 For more information on the Russell 2000(R) Index and the Lipper Small-Cap
  Growth Funds Average please see the PBHG Disclosure Notes on page 102.

Sector Weightings at September 30, 2003

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Basic Materials                  1%
Consumer Cyclical               16%
Energy                           3%
Financial                       10%
Health Care                     18%
Industrial                       7%
Services                        12%
Technology                      31%
Transportation                   1%
Utilities                        1%

% of Total Portfolio Investments in Common Stock




            TOP TEN COMMON STOCK HOLDINGS AT
                    SEPTEMBER 30, 2003

Sandisk                                           1.9%
Career Education                                  1.8%
Urban Outfitters                                  1.3%
Odyssey HealthCare                                1.3%
PF Chang's China Bistro                           1.3%
Tractor Supply                                    1.2%
Foundry Networks                                  1.2%
Omnivision Technologies                           1.1%
University of Phoenix Online                      1.1%
Krispy Kreme Doughnuts                            1.1%
------------------------------------------------------
%   of  Total Portfolio Investments              13.3%

                                                                   PBHG Funds

                                            PBHG Strategic Small Company Fund

                                                      Statement of Net Assets
                                         ------------------------------------
                                         As of September 30, 2003 (Unaudited)

                                                       Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Common Stock -- 95.5%
Basic Materials -- 1.1%
Advanced Materials/Products -- 0.5%
Ceradyne*                              18,000   $         465
                                                 -------------
                                                          465
-----------------------------------------------------------------------------
Chemicals-Diversified -- 0.6%
Olin                                   32,600             516
                                                 -------------
                                                          516
                                                 -------------
Total Basic Materials (Cost $792)                         981
                                                 -------------
-----------------------------------------------------------------------------
Consumer Cyclical -- 14.9%
Apparel Manufacturers -- 0.3%
Quiksilver*                            18,200             290
                                                 -------------
                                                          290
-----------------------------------------------------------------------------
Athletic Footwear -- 0.5%
K-Swiss, Cl A                          13,400             482
                                                 -------------
                                                          482
-----------------------------------------------------------------------------
Audio/Video Products -- 0.1%
Tivo*                                   9,900              73
                                                 -------------
                                                           73
-----------------------------------------------------------------------------
Distribution/Wholesale -- 0.7%
Bell Microproducts*                    28,300             184
Scansource*                            11,100             406
                                                 -------------
                                                          590
-----------------------------------------------------------------------------
Motion Pictures & Services -- 0.2%
Macrovision*                            9,800             181
                                                 -------------
                                                          181
-----------------------------------------------------------------------------
Printing-Commercial -- 0.6%
Valassis Communications*               19,100             504
                                                 -------------
                                                          504
-----------------------------------------------------------------------------
Publishing-Books -- 0.6%
Scholastic*                            19,200             553
                                                 -------------
                                                          553
-----------------------------------------------------------------------------
Publishing-Newspapers -- 0.3%
Journal Register*                      16,600             311
                                                 -------------
                                                          311
-----------------------------------------------------------------------------
Radio -- 1.2%
Emmis Communications, Cl A*            38,600             779
Radio One, Cl A*                        3,600              53
Spanish Broadcasting System, Cl A*     25,500             217
                                                 -------------
                                                        1,049
-----------------------------------------------------------------------------
Retail-Apparel/Shoe -- 4.1%
Bebe Stores*                            8,800             238
Charming Shoppes*                      51,800             296
Jos A Bank Clothiers*                  16,900             743
-----------------------------------------------------------------------------


                                                        Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Kenneth Cole Productions, Cl A         14,700   $         384
Too*                                   37,600             554
Urban Outfitters*                      43,400           1,131
Wet Seal, Cl A*                        35,200             354
                                                 -------------
                                                        3,700
-----------------------------------------------------------------------------
Retail-Bedding -- 0.5%
Select Comfort*                        17,100             453
                                                 -------------
                                                          453
-----------------------------------------------------------------------------
Retail-Bookstore -- 0.4%
Barnes & Noble*                        13,400             341
                                                 -------------
                                                          341
-----------------------------------------------------------------------------
Retail-Computer Equipment -- 0.6%
Electronics Boutique Holdings*         11,900             340
Insight Enterprises*                   16,300             248
                                                 -------------
                                                          588
-----------------------------------------------------------------------------
Retail-Gardening Products -- 1.2%
Tractor Supply*                        32,200           1,056
                                                 -------------
                                                        1,056
-----------------------------------------------------------------------------
Retail-Home Furnishings -- 0.2%
Cost Plus*                              5,300             196
                                                 -------------
                                                          196
-----------------------------------------------------------------------------
Retail-Regional Department Store -- 0.6%
Dillard's, Cl A                        36,900             516
                                                 -------------
                                                          516
-----------------------------------------------------------------------------
Retail-Restaurants -- 2.6%
Krispy Kreme Doughnuts*                23,600             909
Panera Bread, Cl A*                     7,900             323
PF Chang's China Bistro*               24,300           1,102
                                                 -------------
                                                        2,334
-----------------------------------------------------------------------------
Television -- 0.2%
Lin TV, Cl A*                           8,500             181
                                                 -------------
                                                          181
                                                 -------------
Total Consumer Cyclical (Cost $9,392)                  13,398
                                                 -------------
-----------------------------------------------------------------------------
Consumer Non-Cyclical -- 0.2%
Food-Flour & Grain -- 0.2%
Stake Technology*1                     22,300             207
                                                 -------------
                                                          207
                                                 -------------
Total Consumer Non-Cyclical (Cost $177)                   207
                                                 -------------
-----------------------------------------------------------------------------
Energy -- 2.7%
Oil & Gas Drilling -- 0.4%
Atwood Oceanics*                       14,400             346
                                                 -------------
                                                          346
-----------------------------------------------------------------------------

PBHG Funds

PBHG Strategic Small Company Fund

Statement of Net Assets
-----------------------------------
As of September 30, 2003 (Unaudited)

                                                        Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Oil Companies-Exploration & Production-- 1.3%
Stone Energy*                          12,000   $         423
Tom Brown*                             18,200             468
Vintage Petroleum                      22,700             247
                                                 -------------
                                                        1,138
-----------------------------------------------------------------------------
Oil Field Machinery & Equipment -- 0.2%
Lone Star Technologies*                11,300             153
                                                 -------------
                                                          153
-----------------------------------------------------------------------------
Oil Refining & Marketing -- 0.3%
Frontier Oil                           19,400             285
                                                 -------------
                                                          285
-----------------------------------------------------------------------------
Oil-Field Services -- 0.5%
CAL Dive International*                11,500             223
Universal Compression Holdings*        11,700             252
                                                 -------------
                                                          475
                                                 -------------
Total Energy (Cost $2,511)                              2,397
                                                 -------------
-----------------------------------------------------------------------------
Financial -- 9.2%
Commercial Banks-Central US -- 0.3%
PrivateBancorp                          8,800             291
                                                 -------------
                                                          291
-----------------------------------------------------------------------------
Commercial Banks-Western US -- 0.5%
Greater Bay Bancorp                    23,000             478
                                                 -------------
                                                          478
-----------------------------------------------------------------------------
Finance-Consumer Loans -- 0.4%
Portfolio Recovery Associates*         13,500             343
                                                 -------------
                                                          343
-----------------------------------------------------------------------------
Investment Management/Advisory Services-- 0.4%
Affiliated Managers Group*              4,300             270
National Financial Partners*            2,800              76
                                                 -------------
                                                          346
-----------------------------------------------------------------------------
Life/Health Insurance -- 0.7%
Scottish Annuity & Life Holdings2      11,900             287
Stancorp Financial Group                5,900             339
                                                 -------------
                                                          626
-----------------------------------------------------------------------------
Multi-Line Insurance -- 1.2%
Allmerica Financial                    21,800             519
HCC Insurance Holdings                 12,200             355
Horace Mann Educators                  11,100             161
                                                 -------------
                                                        1,035
-----------------------------------------------------------------------------
Real Estate Management/Services -- 0.7%
Jones Lang Lasalle*                    18,000             333
Trammell Crow*                         23,000             286
                                                 -------------
                                                          619
-----------------------------------------------------------------------------


                                                        Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Reinsurance -- 1.2%
Odyssey Re Holdings                    21,900  $          451
Platinum Underwriters Holdings3        23,600             663
                                                 -------------
                                                        1,114
-----------------------------------------------------------------------------
REITS-Hotels -- 0.5%
Meristar Hospitality                   55,900             396
                                                 -------------
                                                          396
-----------------------------------------------------------------------------
REITS-Office Property -- 1.1%
American Financial Realty Trust        30,200             426
Brandywine Realty Trust                14,000             359
Mack-Cali Realty                        5,200             204
                                                 -------------
                                                          989
-----------------------------------------------------------------------------
REITS-Regional Malls -- 0.2%
CBL & Associates Properties             4,200             210
                                                 -------------
                                                          210
-----------------------------------------------------------------------------
S&L/Thrifts-Central US -- 0.4%
Bank Mutual                             8,500             361
                                                 -------------
                                                          361
-----------------------------------------------------------------------------
S&L/Thrifts-Eastern US -- 1.4%
Brookline Bancorp                      54,460             802
Provident Financial Services           22,900             439
                                                 -------------
                                                        1,241
-----------------------------------------------------------------------------
S&L/Thrifts-Southern US -- 0.2%
Jefferson Bancshares*                  14,000             200
                                                 -------------
                                                          200
                                                 -------------
Total Financial (Cost $6,893)                           8,249
                                                 -------------
-----------------------------------------------------------------------------
Health Care -- 17.6%
Diagnostic Equipment -- 1.6%
Cytyc*                                 29,300             441
Gen-Probe*                             14,000             758
Immucor*                                8,350             225
                                                 -------------
                                                        1,424
-----------------------------------------------------------------------------
Disposable Medical Products -- 0.6%
ICU Medical*                           21,800             593
                                                 -------------
                                                          593
-----------------------------------------------------------------------------
Health Care Cost Containment -- 0.3%
Hooper Holmes                          41,300             275
                                                 -------------
                                                          275
-----------------------------------------------------------------------------
Medical Information Systems -- 1.0%
Cerner*                                13,600             420
IMPAC Medical Systems*                 11,000             197
Quality Systems*                        6,200             249
                                                 -------------
                                                          866
-----------------------------------------------------------------------------

                                                                PBHG Funds

                                         PBHG Strategic Small Company Fund

                                                   Statement of Net Assets
                                      ------------------------------------
                                      As of September 30, 2003 (Unaudited)


                                                        Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Medical Instruments -- 1.2%
Kensey Nash*                           17,100   $         401
SurModics*                             12,400             333
Thoratec*                              20,400             347
                                                 -------------
                                                        1,081
-----------------------------------------------------------------------------
Medical Labs & Testing Services -- 1.2%
Covance*                               33,800             756
LabOne                                 14,700             343
                                                 -------------
                                                        1,099
-----------------------------------------------------------------------------
Medical Products -- 1.5%
Closure Medical*                       11,600             283
INAMED*                                 6,100             448
Synovis Life Technologies*             13,600             333
Wright Medical Group*                  10,300             260
                                                 -------------
                                                        1,324
-----------------------------------------------------------------------------
Medical-Biomedical/Genetic -- 2.3%
Digene*                                17,600             719
Integra LifeSciences Holdings*         19,000             537
Interpore International*               10,200             157
Martek Biosciences*                     9,600             506
Myriad Genetics*                       12,700             144
                                                 -------------
                                                        2,063
-----------------------------------------------------------------------------
Medical-Drugs -- 0.6%
Medicis Pharmaceutical, Cl A            4,200             246
SICOR*                                 13,800             266
                                                 -------------
                                                          512
-----------------------------------------------------------------------------
Medical-Generic Drugs -- 1.6%
Eon Labs*                              13,500             518
Pharmaceutical Resources*               4,600             314
Taro Pharmaceutical Industries*4       11,000             620
                                                 -------------
                                                        1,452
-----------------------------------------------------------------------------
Medical-HMO -- 1.3%
American Medical Security Group        14,400             292
Centene*                                6,550             199
Coventry Health Care*                  12,600             665
                                                 -------------
                                                        1,156
-----------------------------------------------------------------------------
Medical-Hospitals -- 0.5%
LifePoint Hospitals*                   20,500             493
                                                 -------------
                                                          493
-----------------------------------------------------------------------------
Medical-Outpatient/Home Medical -- 2.2%
Apria Healthcare Group*                20,800             570
Matria Healthcare*                     17,200             297
Odyssey HealthCare*                    37,600           1,121
                                                 -------------
                                                        1,988
-----------------------------------------------------------------------------
Pharmacy Services -- 0.8%
Accredo Health*                        26,200             733
                                                 -------------
                                                          733
-----------------------------------------------------------------------------


                                                        Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Physician Practice Management -- 0.9%
American Healthways*                   18,750   $         787
                                                 -------------
                                                          787
                                                 -------------
Total Health Care (Cost $11,738)                       15,846
                                                 -------------
-----------------------------------------------------------------------------
Industrial -- 6.8%
Aerospace/Defense -- 0.3%
Teledyne Technologies*                 18,000             262
                                                 -------------
                                                          262
-----------------------------------------------------------------------------
Aerospace/Defense-Equipment -- 0.5%
Moog, Cl A*                            10,800             423
                                                 -------------
                                                          423
-----------------------------------------------------------------------------
Batteries/Battery Systems -- 0.3%
Wilson Greatbatch Technologies*         8,100             292
                                                 -------------
                                                          292
-----------------------------------------------------------------------------
Circuit Boards -- 1.1%
Park Electrochemical                   29,300             667
TTM Technologies*                      23,400             334
                                                 -------------
                                                        1,001
-----------------------------------------------------------------------------
Diversified Manufacturing Operations-- 1.0%
Brink's                                50,700             880
                                                 -------------
                                                          880
-----------------------------------------------------------------------------
Electronic Components-Miscellaneous-- 0.4%
Benchmark Electronics*                  7,900             334
                                                 -------------
                                                          334
-----------------------------------------------------------------------------
Electronics-Military -- 0.4%
EDO                                    19,300             391
                                                 -------------
                                                          391
-----------------------------------------------------------------------------
Hazardous Waste Disposal -- 0.3%
Stericycle*                             6,500             307
                                                 -------------
                                                          307
-----------------------------------------------------------------------------
Identification Systems/Development-- 0.5%
Metrologic Instruments*                12,700             457
                                                 -------------
                                                          457
-----------------------------------------------------------------------------
Instruments-Scientific -- 0.4%
Fisher Scientific International*        7,800             310
                                                 -------------
                                                          310
-----------------------------------------------------------------------------
Lasers-Systems/Components -- 0.5%
Cymer*                                 10,800             445
                                                 -------------
                                                          445
-----------------------------------------------------------------------------
Machinery-Construction & Mining -- 0.4%
JLG Industries                         28,100             324
                                                 -------------
                                                          324
-----------------------------------------------------------------------------

PBHG Funds

PBHG Strategic Small Company Fund

Statement of Net Assets
-----------------------------------
As of September 30, 2003 (Unaudited)


                                                        Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Miscellaneous Manufacturing -- 0.3%
Aptargroup                              8,300   $         304
                                                 -------------
                                                          304
-----------------------------------------------------------------------------
Non-Hazardous Waste Disposal -- 0.4%
Waste Connections*                     10,700             375
                                                 -------------
                                                          375
                                                 -------------
Total Industrial (Cost $4,799)                          6,105
                                                 -------------
-----------------------------------------------------------------------------
Services -- 11.5%
Advertising Services -- 0.2%
RH Donnelley                            4,600             186
                                                 -------------
                                                          186
-----------------------------------------------------------------------------
Commercial Services -- 1.8%
Arbitron*                              24,500             865
Icon ADR*5                             16,600             629
Wireless Facilities*                   13,400             159
                                                 -------------
                                                        1,653
-----------------------------------------------------------------------------
Commercial Services-Finance -- 1.1%
Coinstar*                              42,700             575
National Processing*                   20,200             390
                                                 -------------
                                                          965
-----------------------------------------------------------------------------
Computer Services -- 1.7%
Cognizant Technology Solutions*        24,900             908
Manhattan Associates*                  24,100             624
                                                 -------------
                                                        1,532
-----------------------------------------------------------------------------
Consulting Services -- 1.8%
Advisory Board*                        15,000             682
Charles River Associates*              10,000             285
PDI*                                   18,500             454
SM&A*                                  20,000             230
                                                 -------------
                                                        1,651
-----------------------------------------------------------------------------
Direct Marketing -- 0.7%
Advo*                                  14,100             587
                                                 -------------
                                                          587
-----------------------------------------------------------------------------
Human Resources -- 0.4%
Gevity HR                              13,300             195
Medical Staffing Network Holdings*     16,400             124
                                                 -------------
                                                          319
-----------------------------------------------------------------------------
Rental Auto/Equipment -- 0.4%
Aaron Rents                            19,350             405
                                                 -------------
                                                          405
-----------------------------------------------------------------------------
Schools -- 2.8%
Career Education*                      33,294           1,508
University of Phoenix Online*          14,733             981
                                                 -------------
                                                        2,489
-----------------------------------------------------------------------------


                                                        Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Security Services -- 0.6%
Integrated Alarm Services Group*       62,900   $         526
                                                 -------------
                                                          526
                                                 -------------
Total Services (Cost $6,988)                           10,313
                                                 -------------
-----------------------------------------------------------------------------
Technology -- 29.9%
Applications Software -- 1.1%
Barra*                                 11,300             424
Quest Software*                        42,700             517
                                                 -------------
                                                          941
-----------------------------------------------------------------------------
Cellular Telecommunications -- 0.3%
Boston Communications Group*           25,300             252
                                                 -------------
                                                          252
-----------------------------------------------------------------------------
Communications Software -- 0.7%
Avid Technology*                       11,700             618
                                                 -------------
                                                          618
-----------------------------------------------------------------------------
Computers -- 0.4%
Neoware Systems*                       22,200             379
                                                 -------------
                                                          379
-----------------------------------------------------------------------------
Computers-Integrated Systems -- 1.3%
Cray*                                  30,500             335
McData, Cl B*                          38,100             449
Merge Technologies*                    21,400             360
                                                 -------------
                                                        1,144
-----------------------------------------------------------------------------
Computers-Memory Devices -- 3.3%
Advanced Digital Information*          27,200             381
Dot Hill Systems*                      28,600             394
Lexar Media*                           34,700             591
Sandisk*                               25,200           1,606
                                                 -------------
                                                        2,972
-----------------------------------------------------------------------------
Computers-Peripheral Equipment -- 1.3%
Electronics for Imaging*               31,900             744
Logitech International-ADR*6            6,600             205
Sigma Designs*                         13,100             112
Transact Technologies*                  8,500             143
                                                 -------------
                                                        1,204
-----------------------------------------------------------------------------
Data Processing/Management -- 0.7%
Filenet*                               31,200             626
                                                 -------------
                                                          626
-----------------------------------------------------------------------------
Decision Support Software -- 0.4%
NetlQ*                                 32,300             386
                                                 -------------
                                                          386
-----------------------------------------------------------------------------
E-Marketing/Information -- 0.5%
aQuantive*                              9,400              87
Digital River*                         14,600             399
                                                 -------------
                                                          486
-----------------------------------------------------------------------------

                                                                  PBHG Funds

                                           PBHG Strategic Small Company Fund

                                                     Statement of Net Assets
                                        -------------------------------------
                                        As of September 30, 2003 (Unaudited)


                                                        Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Enterprise Software/Services -- 1.1%
Ascential Software*                    11,600  $          215
Micromuse*                             29,400             241
MicroStrategy, Cl A*                    9,200             423
Packeteer*                             11,300             136
                                                 -------------
                                                        1,015
-----------------------------------------------------------------------------
Internet Application Software -- 1.1%
At Road*                               17,800             239
eResearch Technology*                  21,000             732
                                                 -------------
                                                          971
-----------------------------------------------------------------------------
Internet Connective Services -- 0.0%
PC-Tel*                                 3,300              35
                                                 -------------
                                                           35
-----------------------------------------------------------------------------
Internet Content-Entertainment -- 0.4%
NetFlix*                               10,900             366
                                                 -------------
                                                          366
-----------------------------------------------------------------------------
Internet Infrastructure Software -- 0.3%
SupportSoft.com*                       23,200             260
                                                 -------------
                                                          260
-----------------------------------------------------------------------------
Internet Telephony -- 0.5%
j2 Global Communications*              12,400             469
                                                 -------------
                                                          469
-----------------------------------------------------------------------------
Networking Products -- 2.2%
Extreme Networks*                      24,600             155
Foundry Networks*                      46,700           1,005
Netgear*                                9,300             155
SafeNet*                               17,800             643
                                                 -------------
                                                        1,958
-----------------------------------------------------------------------------
Semiconductor Components-Integrated Circuits-- 7.9%
Actel*                                 12,300             295
Artisan Components*                    10,500             176
Cypress Semiconductor*                  8,800             156
DSP Group*                             15,200             379
Emulex*                                20,500             522
Fairchild Semiconductor
 International, Cl A*                  42,400             703
GlobespanVirata*                      101,000             729
Integrated Device Technology*          46,000             571
Intersil, Cl A*                        20,992             500
Marvell Technology Group*3             18,000             679
Omnivision Technologies*               23,300             984
Power Integrations*                    18,100             602
Silicon Laboratories*                  18,600             836
                                                 -------------
                                                        7,132
-----------------------------------------------------------------------------


                                                        Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Semiconductor Equipment -- 2.0%
Formfactor*                            16,700   $         361
LTX*                                   29,800             336
Mattson Technology*                    30,000             272
MKS Instruments*                       23,400             507
Veeco Instruments*                     15,800             315
                                                 -------------
                                                        1,791
-----------------------------------------------------------------------------
Software Tools -- 0.4%
Altiris*                               14,600             384
                                                 -------------
                                                          384
-----------------------------------------------------------------------------
Telecommunication Equipment -- 0.4%
Adtran                                  5,700             349
                                                 -------------
                                                          349
-----------------------------------------------------------------------------
Telecommunication Equipment-Fiber Optics-- 0.4%
KVH Industries*                        13,800             348
                                                 -------------
                                                          348
-----------------------------------------------------------------------------
Web Hosting/Design -- 0.9%
eCollege.com*                          10,000             201
Macromedia*                            24,400             604
                                                 -------------
                                                          805
-----------------------------------------------------------------------------
Web Portals/ISP -- 1.9%
Netease.com ADR*2                       9,200             514
Sohu.com*                              10,100             314
United Online*                         24,600             854
                                                 -------------
                                                        1,682
-----------------------------------------------------------------------------
Wireless Equipment -- 0.4%
Powerwave Technologies*                23,000             152
Spectralink*                            9,400             176
                                                 -------------
                                                          328
                                                 -------------
Total Technology (Cost $18,648)                        26,901
                                                 -------------
-----------------------------------------------------------------------------
Transportation -- 0.9%
Airlines -- 0.2%
Skywest                                10,800             187
                                                 -------------
                                                          187
-----------------------------------------------------------------------------
Transportation-Air Freight -- 0.5%
CNF                                    14,500             465
                                                 -------------
                                                          465
-----------------------------------------------------------------------------
Transportation-Services -- 0.2%
UTI Worldwide7                          4,700             143
                                                 -------------
                                                          143
                                                 -------------
Total Transportation (Cost $730)                          795
                                                 -------------
-----------------------------------------------------------------------------

PBHG Funds

PBHG Strategic Small Company Fund

Statement of Net Assets
------------------------------------
As of September 30, 2003 (Unaudited)

                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
-----------------------------------------------------------------------------
Utilities -- 0.7%
Electric-Integrated -- 0.2%
MGE Energy                              7,400   $         224
                                                 -------------
                                                          224
-----------------------------------------------------------------------------
Gas-Distribution -- 0.2%
UGI                                     5,100             147
                                                 -------------
                                                          147
-----------------------------------------------------------------------------
Water -- 0.3%
Philadelphia Suburban                  10,300             248
                                                 -------------
                                                          248
                                                 -------------
Total Utilities (Cost $479)                               619
                                                 -------------
Total Common Stock (Cost $63,147)                      85,811
                                                 -------------
-----------------------------------------------------------------------------
Repurchase Agreement -- 3.8%
Barclays
   1.03%, dated 09/30/03, matures
   10/01/03, repurchase price
   $3,438,654 (collateralized by
   U.S. Government Obligations:
   total market value $3,507,643)(A)$   3,439           3,439
                                                 -------------
Total Repurchase Agreement (Cost $3,439)                3,439
                                                 -------------
Total Investments-- 99.3% (Cost $66,586)               89,250
                                                 -------------
-----------------------------------------------------------------------------
Other Assets and Liabilities -- 0.7%
Receivable for Investment Securities Sold                 982
Payable for Administration Fees                           (12)
Payable for Investment Advisory Fees                      (77)
Other Assets and Liabilities, Net                        (222)
                                                 -------------
Total Other Assets and Liabilities, Net                   671
                                                 -------------
-----------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class ($0.001 par value)
   based on 7,337,124 outstanding shares
   of common stock                                     97,770
Fund Shares of Advisor Class ($0.001 par value)
   based on 79,877 outstanding shares
   of common stock                                        762
Fund Shares of Class A ($0.001 par value)
   based on 4,266 outstanding shares
   of common stock                                         50
Fund Shares of Class C ($0.001 par value)
   based on 4,266 outstanding shares
   of common stock                                         50
Accumulated net investment loss                          (419)
Accumulated net realized loss on investments          (30,956)
Unrealized appreciation on investments                 22,664
                                                 -------------
Total Net Assets-- 100.0%                         $    89,921
                                                 -------------


Description
-----------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- PBHG Class
   ($88,852,992/7,337,124 shares)                      $12.11
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Advisor Class
   ($965,004/79,877 shares)                            $12.08
                                                 -------------
Net Asset Value and Redemption
   Price Per Share -- Class A
   ($51,640/4,267 shares)                              $12.10
                                                 -------------
Maximum Offering
   Price Per Share -- Class A
   ($12.10/94.25%)                                     $12.84
                                                 -------------
Net Asset Value and Offering
   Price Per Share -- Class C+
   ($51,576/4,266 shares)                              $12.09
                                                 -------------

* Non-income producing security.
+ Class C shares have a contingent sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
1 Canada domiciled security traded on the Nasdaq Stock Market.
2 Cayman Islands domiciled security traded on the New York Stock Exchange.
3 Bermuda domiciled security traded on the New York Stock Exchange.
4 Israel domiciled security traded on the Nasdaq Stock Market.
5 Ireland domiciled security traded on the Nasdaq Stock Market.
6 Switzerland domiciled security traded on the Nasdaq Stock Market.
7 British Virgin Islands domiciled security traded on the Nasdaq Stock Market.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
REIT -- Real Estate Investment Trust
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

                                        PBHG Funds

                                                  PBHG Disciplined Equity Fund

                                       PBHG Disciplined Equity Fund (Unaudited)


          INVESTMENT FOCUS

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |     X     |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Pilgrim Baxter & Associates, Ltd.

                                           AVERAGE ANNUAL TOTAL RETURN1
                                             AS OF SEPTEMBER 30, 2003
---------------------------------------------------------------------------------------
                                     One    Annualized Annualized Annualized  Annualized
                            6       Year      3 Year     5 Year     10 Year    Inception
                         Months2   Return     Return     Return     Return      to Date
---------------------------------------------------------------------------------------
   PBHG Class3           19.86%     23.11%    (9.31)%     1.15%     10.38%      10.24%
---------------------------------------------------------------------------------------
   Class A with load4    12.80%     15.59%   (11.52)%    (0.51)%     9.06%       8.91%
---------------------------------------------------------------------------------------
   Class A without load4 19.61%     22.67%    (9.76)%     0.69%      9.71%       9.55%
---------------------------------------------------------------------------------------
   Class C with load4    18.18%     20.77%   (10.43)%    (0.06)%     8.89%       8.73%
---------------------------------------------------------------------------------------
   Class C without load4 19.18%     21.77%   (10.43)%    (0.06)%     8.89%       8.73%
---------------------------------------------------------------------------------------

          COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN
      PBHG DISCIPLINED EQUITY FUND - PBHG CLASS1 VERSUS THE S&P 500 INDEX
                   AND THE LIPPER LARGE-CAP CORE FUNDS AVERAGE

[line chart omitted, plot points follows]

                        PBHG DISCIPLINED EQUITY FUND -                                  LIPPER LARGE-CAP
                                 PBHG CLASS                   S&P 500 Index5           CORE FUNDS AVERAGE6
  7/1/93                           $10,000                          $10,000                     $10,000
 7/31/93                             9,845                           10,189                      10,000
 8/31/93                            10,217                           10,575                      10,379
 9/30/93                            10,109                           10,494                      10,410
10/31/93                            10,343                           10,711                      10,573
11/30/93                            10,156                           10,609                      10,413
12/31/93                            10,401                           10,737                      10,656
 1/31/94                            10,734                           11,102                      10,996
 2/28/94                            10,501                           10,801                      10,785
 3/31/94                            10,078                           10,330                      10,321
 4/30/94                            10,196                           10,463                      10,412
 5/31/94                            10,397                           10,634                      10,501
 6/30/94                            10,167                           10,374                      10,212
 7/31/94                            10,438                           10,714                      10,503
 8/31/94                            10,810                           11,154                      10,932
 9/30/94                            10,500                           10,881                      10,691
10/31/94                            10,704                           11,125                      10,860
11/30/94                            10,262                           10,720                      10,459
12/31/94                            10,375                           10,879                      10,579
 1/31/95                            10,632                           11,161                      10,732
 2/28/95                            11,010                           11,596                      11,138
 3/31/95                            11,303                           11,939                      11,441
 4/30/95                            11,666                           12,290                      11,709
 5/31/95                            12,132                           12,781                      12,088
 6/30/95                            12,437                           13,078                      12,443
 7/31/95                            12,888                           13,512                      12,910
 8/31/95                            12,888                           13,546                      12,960
 9/30/95                            13,448                           14,117                      13,398
10/31/95                            13,378                           14,067                      13,292
11/30/95                            13,849                           14,684                      13,825
12/31/95                            14,041                           14,967                      13,984
 1/31/96                            14,483                           15,477                      14,395
 2/29/96                            14,748                           15,620                      14,653
 3/31/96                            14,802                           15,771                      14,788
 4/30/96                            14,908                           16,003                      15,063
 5/31/96                            15,334                           16,416                      15,418
 6/30/96                            15,367                           16,478                      15,378
 7/31/96                            14,638                           15,751                      14,662
 8/31/96                            14,922                           16,083                      15,060
 9/30/96                            15,499                           16,988                      15,872
10/31/96                            15,927                           17,456                      16,161
11/30/96                            17,120                           18,776                      17,224
12/31/96                            17,268                           18,404                      16,930
 1/31/97                            18,081                           19,554                      17,809
 2/28/97                            17,965                           19,707                      17,796
 3/31/97                            17,505                           18,897                      17,045
 4/30/97                            18,273                           20,025                      17,845
 5/31/97                            19,111                           21,245                      18,963
 6/30/97                            20,123                           22,196                      19,733
 7/31/97                            21,897                           23,962                      21,304
 8/31/97                            21,127                           22,620                      20,379
 9/30/97                            22,553                           23,859                      21,429
10/31/97                            21,171                           23,062                      20,685
11/30/97                            22,178                           24,130                      21,320
12/31/97                            22,418                           24,544                      21,664
 1/31/98                            22,684                           24,816                      21,824
 2/28/98                            24,625                           26,605                      23,402
 3/31/98                            26,147                           27,968                      24,443
 4/30/98                            26,786                           28,249                      24,693
 5/31/98                            26,786                           27,764                      24,149
 6/30/98                            27,873                           28,891                      24,987
 7/31/98                            27,761                           28,584                      24,605
 8/31/98                            23,549                           24,451                      20,890
 9/30/98                            25,641                           26,018                      22,143
10/31/98                            27,846                           28,134                      23,784
11/30/98                            29,203                           29,839                      25,190
12/31/98                            30,897                           31,558                      26,875
 1/31/99                            31,832                           32,878                      27,837
 2/28/99                            30,925                           31,856                      26,915
 3/31/99                            31,946                           33,131                      27,981
 4/30/99                            34,043                           34,414                      28,935
 5/31/99                            33,561                           33,601                      28,310
 6/30/99                            35,801                           35,466                      29,901
 7/31/99                            34,793                           34,359                      29,058
 8/31/99                            34,850                           34,189                      28,739
 9/30/99                            33,752                           33,251                      28,049
10/31/99                            35,177                           35,355                      29,690
11/30/99                            35,519                           36,074                      30,462
12/31/99                            37,096                           38,199                      32,557
 1/31/00                            34,926                           36,280                      31,174
 2/29/00                            34,233                           35,593                      31,286
 3/31/00                            37,429                           39,075                      33,886
 4/30/00                            36,071                           37,899                      32,798
 5/31/00                            35,528                           37,122                      31,958
 6/30/00                            36,328                           38,037                      32,940
 7/31/00                            35,663                           37,442                      32,462
 8/31/00                            38,022                           39,768                      34,686
 9/30/00                            36,396                           37,668                      32,854
10/31/00                            36,063                           37,509                      32,519
11/30/00                            33,575                           34,552                      29,781
12/31/00                            33,636                           34,721                      30,159
 1/31/01                            34,819                           35,953                      30,961
 2/28/01                            32,726                           32,675                      28,122
 3/31/01                            31,043                           30,605                      26,210
 4/30/01                            33,230                           32,983                      28,281
 5/31/01                            33,503                           33,204                      28,377
 6/30/01                            32,971                           32,396                      27,565
 7/31/01                            32,910                           32,077                      27,130
 8/31/01                            31,481                           30,069                      25,420
 9/30/01                            29,113                           27,641                      23,242
10/31/01                            29,235                           28,168                      23,825
11/30/01                            31,460                           30,328                      25,634
12/31/01                            31,545                           30,594                      25,834
 1/31/02                            31,000                           30,148                      25,356
 2/28/02                            30,603                           29,566                      24,772
 3/31/02                            31,825                           30,678                      25,692
 4/30/02                            30,084                           28,818                      24,194
 5/31/02                            29,596                           28,606                      23,949
 6/30/02                            27,091                           26,568                      22,153
 7/31/02                            24,648                           24,497                      20,465
 8/31/02                            24,800                           24,658                      20,557
 9/30/02                            22,052                           21,978                      18,419
10/31/02                            23,945                           23,913                      19,895
11/30/02                            24,892                           25,320                      20,909
12/31/02                            23,512                           23,832                      19,678
 1/31/03                            22,896                           23,208                      19,160
 2/28/03                            22,464                           22,860                      18,873
 3/31/03                            22,649                           23,082                      19,039
 4/30/03                            24,436                           24,983                      20,497
 5/31/03                            25,700                           26,299                      21,520
 6/30/03                            26,131                           26,636                      21,727
 7/31/03                            26,686                           27,106                      22,139
 8/31/03                            27,148                           27,633                      22,556
 9/30/03                            27,148                           27,340                      22,256


1 The performance data quoted represents past performance and the investment return and the principal value of an investment in the PBHG Disciplined Equity Fund will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost. The PBHG Disciplined Equity Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since September 30, 2003. Please call 1-800-433-0051 or visit our website at www.pbhgfunds.com for more current investment results. For performance information regarding other share classes please consult your financial adviser. Securities of small and medium sized companies involve greater risk and price volatility than larger, more established companies. The Fund's investment in technology companies involves the risk of volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Disciplined Equity Fund should have a long-term investment horizon. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money.
2 The six month return has not been annualized.
3 The PBHG Disciplined Equity Fund - PBHG Class commenced operations on July 1,
  1993.
4 The returns shown are based on the historical performance of the Fund's PBHG
  Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C and PBHG Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months.
5 For more information on the S&P 500 Index please see the PBHG Disclosure Notes on page 102.
6 The chart assumes $10,000 invested in the Lipper Large-Cap Core Funds Average at that month's end, July 31, 1993. For more information on the Lipper Large-Cap Core Funds Average please see the PBHG Disclosure Notes on page 102.

Sector Weightings at September 30, 2003

[pie chart omitted, plot points follows]

Basic Materials               3%
Consumer Cyclical            10%
Consumer Non-Cyclical         9%
Energy                        7%
Financial                    22%
Health Care                  15%
Industrial                    4%
Services                      5%
Technology                   20%
Transportation                1%
Utilities                     4%

% of Total Portfolio Investments in Common Stock





Top Ten Common Stock Holdings at September 30, 2003

Exxon Mobil                                       4.1%
Pfizer                                            4.0%
Microsoft                                         4.0%
Intel                                             3.9%
Johnson & Johnson                                 3.5%
Wells Fargo                                       3.0%
Dell Computers                                    2.9%
PepsiCo                                           2.9%
Bank of America                                   2.9%
US Bancorp                                        2.4%
------------------------------------------------------
%   of  Total Portfolio Investments              33.6%

PBHG Funds

PBHG Disciplined Equity Fund

Statement of Net Assets
-----------------------------------
As of September 30, 2003 (Unaudited)

                                                       Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Common Stock -- 97.9%
Basic Materials -- 2.8%
Metal-Diversified -- 1.4%
Freeport-McMoRan Copper & Gold, Cl B   29,061   $         962
                                                 -------------
                                                          962
-----------------------------------------------------------------------------
Paper & Related Products -- 1.4%
Georgia-Pacific                        37,613             912
                                                 -------------
                                                          912
                                                 -------------
Total Basic Materials (Cost $1,523)                     1,874
                                                 -------------
-----------------------------------------------------------------------------
Consumer Cyclical -- 10.1%
Apparel Manufacturers -- 0.4%
Liz Claiborne                           7,458             254
                                                 -------------
                                                          254
-----------------------------------------------------------------------------
Auto-Cars/Light Trucks -- 0.7%
Ford Motor                             41,934             452
                                                 -------------
                                                          452
-----------------------------------------------------------------------------
Auto/Truck Parts & Equipment-Original-- 2.0%
Johnson Controls                       13,900           1,315
                                                 -------------
                                                        1,315
-----------------------------------------------------------------------------
Building-Residential/Commercial -- 0.1%
Pulte Homes                             1,306              89
                                                 -------------
                                                           89
-----------------------------------------------------------------------------
Casino Hotels -- 0.1%
Harrah's Entertainment*                 1,636              69
                                                 -------------
                                                           69
-----------------------------------------------------------------------------
Coatings/Paint -- 0.0%
Sherwin-Williams                          811              24
                                                 -------------
                                                           24
-----------------------------------------------------------------------------
Hotels & Motels -- 0.1%
Marriott International, Cl A            1,721              74
                                                 -------------
                                                           74
-----------------------------------------------------------------------------
Multimedia -- 2.3%
Walt Disney                            77,144           1,556
                                                 -------------
                                                        1,556
-----------------------------------------------------------------------------
Retail-Building Products -- 2.0%
Home Depot                             42,829           1,364
                                                 -------------
                                                        1,364
-----------------------------------------------------------------------------
Retail-Discount -- 2.1%
Dollar General                          6,024             120
Family Dollar Stores                      771              31
Wal-Mart Stores                        22,296           1,245
                                                 -------------
                                                        1,396
-----------------------------------------------------------------------------


                                                        Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Retail-Major Department Store -- 0.1%
May Department Stores                   1,307  $           32
                                                 -------------
                                                           32
-----------------------------------------------------------------------------
Toys -- 0.2%
Hasbro                                  5,714             107
                                                 -------------
                                                          107
                                                 -------------
Total Consumer Cyclical (Cost $6,441)                   6,732
                                                 -------------
-----------------------------------------------------------------------------
Consumer Non-Cyclical -- 8.8%
Beverages-Non-Alcoholic -- 3.2%
Coca-Cola                               5,678             244
PepsiCo                                41,501           1,902
                                                 -------------
                                                        2,146
-----------------------------------------------------------------------------
Brewery -- 0.4%
Anheuser-Busch                          6,083             300
                                                 -------------
                                                          300
-----------------------------------------------------------------------------
Consumer Products-Miscellaneous -- 0.4%
American Greetings, Cl A                7,778             151
Clorox                                  1,888              87
                                                 -------------
                                                          238
-----------------------------------------------------------------------------
Cosmetics & Toiletries -- 3.0%
Avon Products                           7,451             481
Colgate-Palmolive                      27,374           1,530
                                                 -------------
                                                        2,011
-----------------------------------------------------------------------------
Food-Confectionery -- 0.3%
Hershey Foods                           2,773             201
                                                 -------------
                                                          201
-----------------------------------------------------------------------------
Food-Miscellaneous/Diversified -- 0.1%
HJ Heinz                                1,006              34
                                                 -------------
                                                           34
-----------------------------------------------------------------------------
Tobacco -- 1.4%
Altria Group                           20,931             917
                                                 -------------
                                                          917
                                                 -------------
Total Consumer Non-Cyclical (Cost $5,404)               5,847
                                                 -------------
-----------------------------------------------------------------------------
Energy -- 6.8%
Oil Companies-Integrated -- 5.4%
ChevronTexaco                          10,578             756
Exxon Mobil                            73,587           2,693
Marathon Oil                            5,510             157
                                                 -------------
                                                        3,606
-----------------------------------------------------------------------------
Oil Refining & Marketing -- 1.1%
Sunoco                                 17,993             724
                                                 -------------
                                                          724
-----------------------------------------------------------------------------

                                                                    PBHG Funds

                                                  PBHG Disciplined Equity Fund

                                                       Statement of Net Assets
                                          ------------------------------------
                                          As of September 30, 2003 (Unaudited)


                                                       Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Oil-Field Services -- 0.3%
Halliburton                             9,517   $         231
                                                 -------------
                                                          231
                                                 -------------
Total Energy (Cost $4,458)                              4,561
-----------------------------------------------------------------------------
Financial -- 21.7%
Diversified Financial Services -- 0.6%
Citigroup                               8,038             366
                                                 -------------
                                                          366
-----------------------------------------------------------------------------
Finance-Consumer Loans -- 2.0%
SLM                                    33,979           1,324
                                                 -------------
                                                        1,324
-----------------------------------------------------------------------------
Finance-Investment Banker/Broker -- 0.8%
Lehman Brothers Holdings                1,657             114
Merrill Lynch                           8,399             450
                                                 -------------
                                                          564
-----------------------------------------------------------------------------
Finance-Mortgage Loan/Banker -- 0.5%
Countrywide Financial                     865              68
Freddie Mac                             5,165             270
                                                 -------------
                                                          338
-----------------------------------------------------------------------------
Financial Guarantee Insurance -- 0.1%
AMBAC Financial Group                     642              41
                                                 -------------
                                                           41
-----------------------------------------------------------------------------
Investment Management/Advisory Services-- 0.0%
Franklin Resources                        490              22
                                                 -------------
                                                           22
-----------------------------------------------------------------------------
Life/Health Insurance -- 0.6%
Aflac                                  13,337             431
                                                 -------------
                                                          431
-----------------------------------------------------------------------------
Multi-Line Insurance -- 0.5%
American International Group            1,799             104
Metlife                                 7,419             208
                                                 -------------
                                                          312
-----------------------------------------------------------------------------
Property/Casualty Insurance -- 3.8%
St. Paul                               30,723           1,138
XL Capital, Cl A1                      18,480           1,431
                                                 -------------
                                                        2,569
-----------------------------------------------------------------------------
S&L/Thrifts-Western US -- 2.3%
Washington Mutual                      39,227           1,544
                                                 -------------
                                                        1,544
-----------------------------------------------------------------------------

                                                        Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Super-Regional Banks-US -- 10.5%
Bank of America                        24,266   $       1,894
National City                          38,248           1,127
US Bancorp                             65,972           1,582
Wachovia                               11,719             483
Wells Fargo                            37,466           1,929
                                                 -------------
                                                        7,015
                                                 -------------
Total Financial (Cost $13,480)                         14,526
-----------------------------------------------------------------------------
Health Care -- 15.2%
Health Care Cost Containment -- 0.6%
McKesson                               11,863             395
                                                 -------------
                                                          395
-----------------------------------------------------------------------------
Medical Products -- 3.4%
Johnson & Johnson                      45,687           2,262
                                                 -------------
                                                        2,262
-----------------------------------------------------------------------------
Medical-Drugs -- 7.2%
Forest Laboratories*                    8,407             432
Merck                                   6,076             308
Pfizer                                 86,950           2,642
Wyeth                                  31,094           1,433
                                                 -------------
                                                        4,815
-----------------------------------------------------------------------------
Medical-HMO -- 2.8%
Aetna                                   7,668             468
UnitedHealth Group                     27,506           1,384
                                                 -------------
                                                        1,852
-----------------------------------------------------------------------------
Medical-Wholesale Drug Distributors-- 1.2%
Cardinal Health                        13,454             786
                                                 -------------
                                                          786
-----------------------------------------------------------------------------
Pharmacy Services -- 0.0%
Medco Health Solutions                    758              20
                                                 -------------
                                                           20
                                                 -------------
Total Health Care (Cost $9,899)                        10,130
                                                 -------------
-----------------------------------------------------------------------------
Industrial -- 3.7%
Aerospace/Defense-Equipment -- 0.0%
United Technologies                       189              15
                                                 -------------
                                                           15
-----------------------------------------------------------------------------
Diversified Manufacturing Operations-- 1.3%
Cooper Industries, Cl A2                1,289              62
General Electric                       27,559             821
                                                 -------------
                                                          883
-----------------------------------------------------------------------------
Engines-Internal Combustion -- 1.4%
Cummins                                20,700             920
                                                 -------------
                                                          920
-----------------------------------------------------------------------------

PBHG Funds

PBHG Disciplined Equity Fund

Statement of Net Assets
-----------------------------------
As of September 30, 2003 (Unaudited)


                                                        Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Filtration/Separation Products -- 0.0%
Pall                                      808  $           18
                                                 -------------
                                                           18
                                                 -------------
-----------------------------------------------------------------------------
Industrial Automation/Robotics -- 0.7%
Rockwell Automation                    18,217             478
                                                 -------------
                                                          478
-----------------------------------------------------------------------------
Instruments-Scientific -- 0.1%
Waters*                                 1,050              29
                                                 -------------
                                                           29
-----------------------------------------------------------------------------
Tools-Hand Held -- 0.2%
Stanley Works                           4,089             121
                                                 -------------
                                                          121
                                                 -------------
Total Industrial (Cost $2,426)                          2,464
                                                 -------------
-----------------------------------------------------------------------------
Services -- 5.4%
Commercial Services-Finance -- 1.4%
Deluxe                                 20,975             842
Equifax                                 4,977             111
                                                 -------------
                                                          953
-----------------------------------------------------------------------------
Computer Services -- 1.5%
Computer Sciences*                     24,887             935
Sungard Data Systems*                   2,722              72
                                                 -------------
                                                        1,007
-----------------------------------------------------------------------------
Printing-Commercial -- 0.2%
RR Donnelley & Sons                     4,081             101
                                                 -------------
                                                          101
-----------------------------------------------------------------------------
Telephone-Integrated -- 2.3%
BellSouth                              51,946           1,230
SBC Communications                     13,253             295
Sprint-FON Group                        2,816              42
                                                 -------------
                                                        1,567
                                                 -------------
Total Services (Cost $4,158)                            3,628
                                                 -------------
-----------------------------------------------------------------------------
Technology -- 19.3%
Applications Software -- 3.9%
Microsoft                              93,101           2,587
                                                 -------------
                                                        2,587
-----------------------------------------------------------------------------
Cellular Telecommunications -- 1.3%
Nextel Communications, Cl A*           46,129             908
                                                 -------------
                                                          908
-----------------------------------------------------------------------------
Computers -- 2.3%
Hewlett-Packard                        40,842             791
International Business Machines         8,408             742
                                                 -------------
                                                        1,533
-----------------------------------------------------------------------------

                                                       Market
Description                            Shares        Value (000)
-----------------------------------------------------------------------------
Computers-Integrated Systems -- 2.9%
Dell Computers*                        57,114    $      1,907
                                                 -------------
                                                        1,907
-----------------------------------------------------------------------------
Data Processing/Management -- 0.1%
Fiserv*                                 2,780             101
                                                 -------------
                                                          101
-----------------------------------------------------------------------------
Enterprise Software/Services -- 1.8%
Oracle*                               105,460           1,183
                                                 -------------
                                                        1,183
-----------------------------------------------------------------------------
Networking Products -- 0.1%
Cisco Systems*                          3,162              62
                                                 -------------
                                                           62
-----------------------------------------------------------------------------
Semiconductor Components-Integrated Circuits-- 5.3%
Intel                                  93,705           2,578
Maxim Integrated Products                 480              19
National Semiconductor*                18,556             599
Nvidia*                                19,845             316
Xilinx*                                   508              14
                                                 -------------
                                                        3,526
-----------------------------------------------------------------------------
Telecommunication Equipment -- 0.3%
ADC Telecommunications*                 9,761              23
Andrew*                                17,155             211
                                                 -------------
                                                          234
-----------------------------------------------------------------------------
Wireless Equipment -- 1.3%
Motorola                               72,183             864
                                                 -------------
                                                          864
                                                 -------------
Total Technology (Cost $11,131)                        12,905
-----------------------------------------------------------------------------
Transportation -- 0.5%
Transportation-Rail -- 0.5%
Norfolk Southern                       14,695             272
Union Pacific                             780              45
                                                 -------------
                                                          317
                                                 -------------
Total Transportation (Cost $333)                          317
                                                 -------------
-----------------------------------------------------------------------------
Utilities -- 3.6%
Electric-Integrated -- 3.6%
Centerpoint Energy                      1,778              16
Edison International                   36,648             700
Exelon                                  9,841             625
NiSource                                1,587              32
Southern Company                        1,524              45
TXU                                    41,950             988
                                                 -------------
                                                        2,406
                                                 -------------
Total Utilities (Cost $2,096)                           2,406
                                                 -------------
Total Common Stock (Cost $61,349)                      65,390
                                                 -------------
-----------------------------------------------------------------------------

                                                                  PBHG Funds

                                                PBHG Disciplined Equity Fund

                                                     Statement of Net Assets
                                        -------------------------------------
                                        As of September 30, 2003 (Unaudited)


                                         Face          Market
Description                          Amount (000)    Value (000)
-----------------------------------------------------------------------------
U.S. Treasury Obligation -- 0.5%
U.S. Treasury Bill
   1.00%, 03/11/04(B)(C)                 $350   $         348
                                                 -------------
                                                          348
                                                 -------------
Total U.S. Treasury Obligation (Cost $348)                348
                                                 -------------
-----------------------------------------------------------------------------
Repurchase Agreement -- 1.4%
Morgan Stanley
   0.80%, dated 09/30/03, matures
   10/01/03, repurchase price
   $925,227 (collateralized by
   U.S. Government Obligations:
   total market value $945,085)(A)        925             925
                                                 -------------
Total Repurchase Agreement (Cost $925)                    925
                                                 -------------
Total Investments-- 99.8% (Cost $62,622)               66,663
                                                 -------------
-----------------------------------------------------------------------------
Other Assets and Liabilities -- 0.2%
Payable for Administration Fees                            (8)
Payable for Investment Advisory Fees                      (39)
Other Assets and Liabilities, Net                         151
                                                 -------------
Total Other Assets and Liabilities, Net                   104
                                                 -------------
-----------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class ($0.001 par value)
   based on 7,563,710 outstanding shares
   of common stock                                     95,792
Fund Shares of Class A ($0.001 par value)
   based on 5,774 outstanding shares
   of common stock                                         50
Fund Shares of Class C ($0.001 par value)
   based on 5,774 outstanding shares
   of common stock                                         50
Undistributed net investment income                       239
Accumulated net realized loss on investments          (33,356)
Unrealized appreciation on investments                  4,041
Unrealized depreciation on futures                        (49)
                                                 -------------
Total Net Assets-- 100.0%                         $    66,767
                                                 -------------


Description
-----------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- PBHG Class
   ($66,665,228/7,563,710 shares)                       $8.81
                                                 -------------
Net Asset Value and Redemption
   Price Per Share -- Class A
   ($50,866/5,774 shares)                               $8.81
                                                 -------------
Maximum Offering
   Price Per Share -- Class A
   ($8.81/94.25%)                                       $9.35
                                                 -------------
Net Asset Value and Offering
   Price Per Share -- Class C+
   ($50,803/5,774 shares)                               $8.80
                                                 -------------
* Non-income producing security.
+ Class C shares have a contingent sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
1 Cayman Islands domiciled security traded on the New York Stock Exchange.
2 Bermuda domiciled security traded on the New York Stock Exchange.
(A) -- Tri-party repurchase agreement
(B) -- Security has been pledged as collateral for open futures contracts.
(C) -- The rate reflected on the Statement of Net Assets represents the security's effective yield at time of purchase.
Cl -- Class
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

PBHG Funds

 PBHG Focused Fund

PBHG Focused Fund (Unaudited)


          INVESTMENT FOCUS

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |      X    |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N
Source: Pilgrim Baxter & Associates, Ltd.

                                         AVERAGE ANNUAL TOTAL RETURN1
                                           AS OF SEPTEMBER 30, 2003

                                              One        Annualized      Annualized
                               6             Year          3 Year         Inception
                            Months2         Return         Return          to Date
------------------------------------------------------------------------------------
  PBHG Class3                 23.15%          24.92%          (5.35)%        10.43%
------------------------------------------------------------------------------------
  Class A with load4          16.00%          17.47%          (7.51)%         8.69%
------------------------------------------------------------------------------------
  Class A without load4       23.03%          24.63%          (5.67)%        10.10%
------------------------------------------------------------------------------------
  Class C with load4          21.57%          22.70%          (6.37)%         9.27%
------------------------------------------------------------------------------------
  Class C without load4       22.57%          23.70%          (6.37)%         9.27%
------------------------------------------------------------------------------------

                 COMPARISON OF CHANGE IN THE VALUE OF A $10,000
  INVESTMENT IN THE PBHG FOCUSED FUND - PBHG CLASS1 VERSUS THE RUSSELL 3000(R)
      INDEX, THE S&P 500 INDEX AND THE LIPPER MULTI-CAP CORE FUNDS AVERAGE


[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                        PBHG FOCUSED FUND -                                                        LIPPER MULTI-CAP
                           PBHG CLASS            RUSSELL 3000 INDEX5       S&P 500 Index5         CORE FUNDS AVERAGE6
2/12/99                      $10,000                    $10,000                 $10,000                  $10,000
2/28/99                       $9,932                    $10,072                 $10,072                  $10,000
3/31/99                      $10,136                    $10,442                 $10,475                  $10,350
4/30/99                      $10,058                    $10,913                 $10,881                  $10,770
5/31/99                      $10,446                    $10,705                 $10,624                  $10,647
6/30/99                      $11,318                    $11,246                 $11,213                  $11,207
7/31/99                      $11,541                    $10,905                 $10,863                  $10,980
8/31/99                      $11,560                    $10,781                 $10,809                  $10,799
9/30/99                      $11,638                    $10,506                 $10,513                  $10,575
10/31/99                     $11,986                    $11,165                 $11,178                  $11,091
11/30/99                     $12,888                    $11,477                 $11,406                  $11,551
12/31/99                     $14,802                    $12,210                 $12,077                  $12,552
1/31/2000                    $16,066                    $11,731                 $11,471                  $12,116
2/29/2000                    $16,739                    $11,840                 $11,253                  $12,669
3/31/2000                    $19,173                    $12,767                 $12,354                  $13,416
4/30/2000                    $17,381                    $12,318                 $11,983                  $12,940
5/31/2000                    $17,516                    $11,972                 $11,737                  $12,604
6/30/2000                    $17,827                    $12,326                 $12,026                  $13,084
7/31/2000                    $17,464                    $12,108                 $11,838                  $12,923
8/31/2000                    $18,656                    $13,006                 $12,573                  $13,857
9/30/2000                    $18,676                    $12,417                 $11,910                  $13,372
10/31/2000                   $18,780                    $12,240                 $11,859                  $13,205
11/30/2000                   $17,029                    $11,112                 $10,924                  $12,170
12/31/2000                   $18,475                    $11,299                 $10,978                  $12,618
1/31/2001                    $19,558                    $11,685                 $11,367                  $12,973
2/28/2001                    $19,314                    $10,618                 $10,331                  $12,007
3/31/2001                    $18,486                     $9,926                  $9,676                  $11,283
4/30/2001                    $19,834                    $10,722                 $10,428                  $12,105
5/31/2001                    $20,248                    $10,808                 $10,498                  $12,212
6/30/2001                    $19,930                    $10,608                 $10,243                  $12,001
7/31/2001                    $19,696                    $10,434                 $10,142                  $11,775
8/31/2001                    $19,027                     $9,818                  $9,507                  $11,185
9/30/2001                    $16,946                     $8,951                  $8,739                  $10,134
10/31/2001                   $17,392                     $9,160                  $8,906                  $10,402
11/30/2001                   $18,645                     $9,865                  $9,589                  $11,150
12/31/2001                   $19,111                    $10,004                  $9,673                  $11,381
1/31/2002                    $17,676                     $9,879                  $9,532                  $11,190
2/28/2002                    $17,237                     $9,677                  $9,348                  $10,927
3/31/2002                    $17,344                    $10,101                  $9,700                  $11,421
4/30/2002                    $16,894                     $9,571                  $9,111                  $10,988
5/31/2002                    $16,937                     $9,460                  $9,044                  $10,846
6/30/2002                    $15,599                     $8,779                  $8,400                  $10,073
7/31/2002                    $14,143                     $8,081                  $7,745                   $9,237
8/31/2002                    $14,271                     $8,119                  $7,796                   $9,279
9/30/2002                    $12,676                     $7,266                  $6,949                   $8,438
10/31/2002                   $13,704                     $7,845                  $7,560                   $8,947
11/30/2002                   $14,603                     $8,320                  $8,005                   $9,467
12/31/2002                   $13,640                     $7,849                  $7,535                   $8,975
1/31/2003                    $13,511                     $7,657                  $7,338                   $8,778
2/28/2003                    $12,965                     $7,531                  $7,228                   $8,626
3/31/2003                    $12,858                     $7,610                  $7,298                   $8,685
4/30/2003                    $13,886                     $8,232                  $7,899                   $9,337
5/31/2003                    $14,946                     $8,729                  $8,315                   $9,948
6/30/2003                    $15,214                     $8,847                  $8,422                  $10,076
7/31/2003                    $15,342                     $9,050                  $8,570                  $10,286
8/31/2003                    $16,049                     $9,250                  $8,737                  $10,581
9/30/2003                    $15,834                     $9,150                  $8,644                  $10,446

1 The performance data quoted represents past performance and the investment return and the principal value of an investment in the PBHG Focused Fund will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost. The PBHG Focused Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since September 30, 2003. Please call 1-800-433-0051 or visit our website at www.pbhgfunds.com for more current investment results. For performance information regarding other share classes please consult your financial adviser. Securities of small and medium sized companies involve greater risk and price volatility than larger, more established companies. The Fund's investment in technology companies involves the risk of volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. Funds that invest in a limited number of securities may involve greater risk than more diversified funds, including a greater potential for volatility. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Focused Fund should have a long-term investment horizon. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. Prior to April 1, 2003, the PBHG Focused Fund was named the PBHG Focused Value Fund. The PBHG Focused Fund changed its investment focus style from Value to Blend effective April 1, 2003.
2 The six month return has not been annualized.
3 The PBHG Focused Fund - PBHG Class commenced operations on February 12, 1999. 4 The returns shown are based on the historical performance of the Fund's PBHG
  Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C and PBHG Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months.
5 For more information on the Russell 3000(R) Index and the S&P 500 Index please see the PBHG Disclosure Notes on page 102. Effective July 2003, the Fund has changed its benchmark from the S&P 500 Index to the Russell 3000(R) Index to better reflect the manner in which the Fund invests.
6 The chart assumes $10,000 invested in the Lipper Multi-Cap Core Funds Average at that month's end, February 28, 1999. For more information on the Lipper Multi-Cap Core Funds Average please see the PBHG Disclosure Notes on page 102.

Sector Weightings at September 30, 2003

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Consumer Cyclical              4%
Energy                         4%
Financial                     19%
Health Care                   12%
Industrial                     9%
Services                       9%
Technology                    37%
Transportation                 6%



% of Total Portfolio Investments in Common Stock


Top Ten Common Stock Holdings at September 30, 2003

Pitney Bowes                                      6.3%
Microsoft                                         6.1%
Infosys Technologies-ADR                          5.8%
United Parcel Service, Cl B                       5.5%
Freddie Mac                                       4.9%
Applera-Applied Biosystems Group                  4.8%
Pfizer                                            4.8%
AON                                               4.6%
Transocean                                        4.4%
Nokia Oyj-ADR                                     4.3%
------------------------------------------------------
%   of  Total Portfolio Investments              51.5%

                                                                     PBHG Funds

                                                              PBHG Focused Fund

                                                        Statement of Net Assets
                                           ------------------------------------
                                           As of September 30, 2003 (Unaudited)


                                                        Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Common Stock -- 97.6%
Consumer Cyclical -- 3.3%
Multimedia -- 3.3%
AOL Time Warner*                       59,500   $         899
                                                 -------------
                                                          899
                                                 -------------
Total Consumer Cyclical (Cost $926)                       899
                                                 -------------
-----------------------------------------------------------------------------
Energy -- 4.3%
Oil & Gas Drilling -- 4.3%
Transocean*1                           57,300           1,146
                                                 -------------
                                                        1,146
                                                 -------------
Total Energy (Cost $1,273)                              1,146
                                                 -------------
-----------------------------------------------------------------------------
Financial -- 18.8%
Finance-Mortgage Loan/Banker -- 4.8%
Freddie Mac                            24,500           1,283
                                                 -------------
                                                        1,283
-----------------------------------------------------------------------------
Insurance Brokers -- 4.4%
AON                                    57,200           1,193
                                                 -------------
                                                        1,193
-----------------------------------------------------------------------------
Life/Health Insurance -- 3.6%
Protective Life                        32,500             970
                                                 -------------
                                                          970
-----------------------------------------------------------------------------
REITS-Office Property -- 3.0%
American Financial Realty Trust        57,700             813
                                                 -------------
                                                          813
-----------------------------------------------------------------------------
Super-Regional Banks-US -- 3.0%
Wells Fargo                            15,600             803
                                                 -------------
                                                          803
                                                 -------------
Total Financial (Cost $5,079)                           5,062
                                                 -------------
-----------------------------------------------------------------------------
Health Care -- 11.5%
Medical Products -- 3.8%
Baxter International                   34,800           1,011
                                                 -------------
                                                        1,011
-----------------------------------------------------------------------------
Medical-Drugs -- 4.6%
Pfizer                                 41,000           1,245
                                                 -------------
                                                        1,245
-----------------------------------------------------------------------------
Medical-Hospitals -- 3.1%
Tenet Healthcare*                      58,000             840
                                                 -------------
                                                          840
                                                 -------------
Total Health Care (Cost $2,886)                         3,096
                                                 -------------
-----------------------------------------------------------------------------
Industrial -- 8.7%
Aerospace/Defense -- 4.0%
Lockheed Martin                        23,300           1,075
                                                 -------------
                                                        1,075
-----------------------------------------------------------------------------


                                                        Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Instruments-Scientific -- 4.7%
Applera-Applied Biosystems Group       56,200    $      1,254
                                                 -------------
                                                        1,254
                                                 -------------
Total Industrial (Cost $2,083)                          2,329
-----------------------------------------------------------------------------
Services -- 9.2%
Telephone-Integrated -- 9.2%
AT&T                                   35,900             774
BellSouth                              42,500           1,006
SBC Communications                     30,600             681
                                                 -------------
                                                        2,461
                                                 -------------
Total Services (Cost $2,609)                            2,461
                                                 -------------
-----------------------------------------------------------------------------
Technology -- 36.4%
Applications Software -- 15.1%
Infosys Technologies-ADR2              22,500           1,532
Intuit*                                18,600             897
Microsoft                              57,900           1,609
                                                 -------------
                                                        4,038
-----------------------------------------------------------------------------
Data Processing/Management -- 2.4%
Automatic Data Processing              18,100             649
                                                 -------------
                                                          649
-----------------------------------------------------------------------------
Electronic Components-Semiconductors-- 1.8%
Infineon Technologies-ADR*3            38,300             494
                                                 -------------
                                                          494
-----------------------------------------------------------------------------
Electronic Design Automation -- 2.0%
Cadence Design Systems*                39,400             528
                                                 -------------
                                                          528
-----------------------------------------------------------------------------
Electronic Forms -- 2.6%
Adobe Systems                          18,100             711
                                                 -------------
                                                          711
-----------------------------------------------------------------------------
Office Automation & Equipment -- 6.2%
Pitney Bowes                           43,200           1,655
                                                 -------------
                                                        1,655
-----------------------------------------------------------------------------
Semiconductor Components-Integrated Circuits-- 2.1%
United Microelectronics-ADR*4         125,160             564
                                                 -------------
                                                          564
-----------------------------------------------------------------------------
Telecommunication Equipment -- 4.2%
Nokia Oyj-ADR5                         72,100           1,125
                                                 -------------
                                                        1,125
                                                 -------------
Total Technology (Cost $8,781)                          9,764
                                                 -------------
-----------------------------------------------------------------------------
Transportation -- 5.4%
Transportation-Services -- 5.4%
United Parcel Service, Cl B            22,600           1,442
                                                 -------------
                                                        1,442
                                                 -------------
Total Transportation (Cost $1,353)                      1,442
                                                 -------------
Total Common Stock (Cost $24,990)                      26,199
                                                 -------------

-----------------------------------------------------------------------------

PBHG Funds

PBHG Focused Fund

Statement of Net Assets
-----------------------------------
As of September 30, 2003 (Unaudited)

                                        Face           Market
Description                         Amount (000)     Value (000)
-----------------------------------------------------------------------------
Repurchase Agreement -- 2.0%
Morgan Stanley
   0.80%, dated 09/30/03, matures
   10/01/03, repurchase price
   $537,594 (collateralized by
   U.S. Government Obligations:
   total market value $549,133)(A)   $    538   $         538
                                                 -------------
Total Repurchase Agreement (Cost $538)                    538
                                                 -------------
Total Investments-- 99.6% (Cost $25,528)               26,737
                                                 -------------
-----------------------------------------------------------------------------
Other Assets and Liabilities -- 0.4%
Payable for Administration Fees                            (3)
Payable for Investment Advisory Fees                      (19)
Other Assets and Liabilities, Net                         141
                                                 -------------
Total Other Assets and Liabilities, Net                   119
                                                 -------------
-----------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class ($0.001 par value)
   based on 1,809,379 outstanding shares
   of common stock                                     34,272
Fund Shares of Class A ($0.001 par value)
   based on 3,381 outstanding shares
   of common stock                                         50
Fund Shares of Class C ($0.001 par value)
   based on 3,381 outstanding shares
   of common stock                                         50
Accumulated net investment loss                           (23)
Accumulated net realized loss on investments           (8,702)
Unrealized appreciation on investments                  1,209
                                                 -------------
Total Net Assets-- 100.0%                        $     26,856
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- PBHG Class
   ($26,755,627/1,809,379 shares)                      $14.79
                                                 -------------
Net Asset Value and Redemption
   Price Per Share -- Class A
   ($50,000/3,381 shares)                              $14.79
                                                 -------------
Maximum Offering
   Price Per Share -- Class A
   ($14.79/94.25%)                                     $15.69
                                                 -------------
Net Asset Value and Offering
   Price Per Share -- Class C+
   ($50,000/3,381 shares)                              $14.79
                                                 -------------
* Non-income producing security.
+ Class C shares have a contingent sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
1 Cayman Islands domiciled security traded on the New York Stock Exchange.
2 India domiciled security traded on the Nasdaq Stock Market.
3 Germany domiciled security traded on the New York Stock Exchange.
4 Taiwan domiciled security traded on the New York Stock Exchange.
5 Finland domiciled security traded on the New York Stock Exchange.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
REIT -- Real Estate Investment Trust
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

PBHG Funds

PBHG Large Cap Fund

PBHG Large Cap Fund (Unaudited)


          INVESTMENT FOCUS

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |      X    |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Pilgrim Baxter & Associates, Ltd.

                                       AVERAGE ANNUAL TOTAL RETURN1
                                         AS OF SEPTEMBER 30, 2003

--------------------------------------------------------------------------------------
                                           One     Annualized  Annualized  Annualized
                                6         Year       3 Year      5 Year     Inception
                             Months2     Return      Return      Return      to Date
--------------------------------------------------------------------------------------
  PBHG Class3                 16.63%      19.11%       (4.21)%      7.45%       9.90%
--------------------------------------------------------------------------------------
  Advisor Class4              16.46%      18.87%       (4.46)%      7.29%       9.77%
--------------------------------------------------------------------------------------
  Class A with load5           9.59%      11.65%       (6.63)%      5.53%       8.30%
--------------------------------------------------------------------------------------
  Class A without load5       16.29%      18.47%       (4.77)%      6.79%       9.25%
--------------------------------------------------------------------------------------
  Class C with load5          14.85%      16.59%       (5.48)%      5.99%       8.44%
--------------------------------------------------------------------------------------
  Class C without load5       15.85%      17.59%       (5.48)%      5.99%       8.44%
--------------------------------------------------------------------------------------

      COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE PBHG
            LARGE CAP FUND - PBHG CLASS1 VERSUS THE S&P 500 INDEX AND
                     THE LIPPER LARGE-CAP CORE FUNDS AVERAGE

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                               PBHG LARGE CAP FUND -                                                   LIPPER LARGE-CAP CORE
                                 PBHG CLASS                       S&P 500 INDEX6                          FUNDS AVERAGE6
12/31/96                             $10,000                         $10,000                                  $10,000
1/31/97                              $10,240                         $10,625                                  $10,519
2/28/97                              $10,430                         $10,708                                  $10,512
3/31/97                              $10,110                         $10,268                                  $10,068
4/30/97                              $10,380                         $10,881                                  $10,540
5/31/97                              $11,080                         $11,544                                  $11,201
6/30/97                              $11,560                         $12,061                                  $11,656
7/31/97                              $12,400                         $13,020                                  $12,584
8/31/97                              $12,000                         $12,291                                  $12,038
9/30/97                              $12,450                         $12,964                                  $12,657
10/31/97                             $12,110                         $12,531                                  $12,218
11/30/97                             $12,390                         $13,111                                  $12,593
12/31/97                             $12,562                         $13,336                                  $12,796
1/31/98                              $12,540                         $13,484                                  $12,891
2/28/98                              $13,407                         $14,456                                  $13,823
3/31/98                              $14,101                         $15,197                                  $14,438
4/30/98                              $14,198                         $15,350                                  $14,585
5/31/98                              $14,101                         $15,086                                  $14,264
6/30/98                              $14,339                         $15,698                                  $14,759
7/31/98                              $14,318                         $15,531                                  $14,533
8/31/98                              $12,312                         $13,286                                  $12,339
9/30/98                              $13,201                         $14,137                                  $13,079
10/31/98                             $14,578                         $15,287                                  $14,048
11/30/98                             $15,553                         $16,213                                  $14,879
12/31/98                             $16,925                         $17,148                                  $15,874
1/31/99                              $17,244                         $17,865                                  $16,442
2/28/99                              $16,509                         $17,310                                  $15,898
3/31/99                              $16,962                         $18,002                                  $16,528
4/30/99                              $17,415                         $18,699                                  $17,091
5/31/99                              $17,550                         $18,258                                  $16,722
6/30/99                              $18,701                         $19,271                                  $17,662
7/31/99                              $18,297                         $18,669                                  $17,164
8/31/99                              $17,991                         $18,577                                  $16,975
9/30/99                              $17,844                         $18,068                                  $16,568
10/31/99                             $18,787                         $19,211                                  $17,537
11/30/99                             $19,142                         $19,601                                  $17,993
12/31/99                             $18,796                         $20,756                                  $19,231
1/31/00                              $18,634                         $19,713                                  $18,413
2/29/00                              $17,372                         $19,340                                  $18,480
3/31/00                              $19,379                         $21,232                                  $20,015
4/30/00                              $19,962                         $20,593                                  $19,373
5/31/00                              $20,723                         $20,171                                  $18,877
6/30/00                              $20,270                         $20,668                                  $19,456
7/31/00                              $19,460                         $20,345                                  $19,174
8/31/00                              $20,771                         $21,608                                  $20,488
9/30/00                              $21,516                         $20,468                                  $19,406
10/31/00                             $21,743                         $20,381                                  $19,208
11/30/00                             $22,034                         $18,774                                  $17,591
12/31/00                             $23,303                         $18,866                                  $17,814
1/31/01                              $24,881                         $19,535                                  $18,288
2/28/01                              $24,679                         $17,754                                  $16,611
3/31/01                              $23,336                         $16,629                                  $15,481
4/30/01                              $24,528                         $17,922                                  $16,704
5/31/01                              $24,780                         $18,042                                  $16,761
6/30/01                              $24,310                         $17,603                                  $16,282
7/31/01                              $24,427                         $17,429                                  $16,025
8/31/01                              $23,403                         $16,338                                  $15,015
9/30/01                              $20,902                         $15,019                                  $13,728
10/31/01                             $21,103                         $15,305                                  $14,073
11/30/01                             $22,849                         $16,479                                  $15,141
12/31/01                             $22,974                         $16,624                                  $15,259
1/31/02                              $22,116                         $16,381                                  $14,977
2/28/02                              $22,099                         $16,065                                  $14,632
3/31/02                              $22,436                         $16,669                                  $15,175
4/30/02                              $21,460                         $15,659                                  $14,290
5/31/02                              $22,032                         $15,543                                  $14,146
6/30/02                              $20,165                         $14,436                                  $13,085
7/31/02                              $18,500                         $13,311                                  $12,088
8/31/02                              $18,500                         $13,398                                  $12,143
9/30/02                              $15,877                         $11,942                                  $10,880
10/31/02                             $17,088                         $12,993                                  $11,751
11/30/02                             $17,844                         $13,758                                  $12,350
12/31/02                             $17,357                         $12,950                                  $11,623
1/31/03                              $16,862                         $12,610                                  $11,317
2/28/03                              $16,094                         $12,421                                  $11,148
3/31/03                              $16,213                         $12,542                                  $11,246
4/30/03                              $17,306                         $13,575                                  $12,107
5/31/03                              $18,449                         $14,290                                  $12,711
6/30/03                              $18,535                         $14,473                                  $12,833
7/31/03                              $18,808                         $14,728                                  $13,077
8/31/03                              $19,012                         $15,015                                  $13,323
9/30/03                              $18,910                         $14,855                                  $13,146

1 The performance data quoted represents past performance and the investment return and the principal value of an investment in the PBHG Large Cap Fund will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost. The PBHG Large Cap Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since September 30, 2003. Please call 1-800-433-0051 or visit our website at www.pbhgfunds.com for more current investment results. For performance information regarding other share classes please consult your financial adviser. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Large Cap Fund should have a long-term investment horizon. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. Prior to April 1, 2003 the PBHG Large Cap Fund was named the PBHG Large Cap Value Fund. The PBHG Large Cap Fund changed its investment focus style from Value to Blend effective April 1, 2003.
2 The six month return has not been annualized.
3 The PBHG Large Cap Fund - PBHG Class commenced operations on December 31,
  1996.
4 The performance shown for the Advisor Class prior to its inception on December
  29, 2000, is based on the performance and expenses of the PBHG Class shares without the adjustments of the 0.25% service (12b-1) fee. If the service (12b-1) fee had been deducted, the performance of the Fund would have been lower. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. Subsequent to December 29, 2000, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception date to September 30, 2003 was (7.56)%. Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The returns shown are based on the historical performance of the Fund's PBHG
  Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months.
6 For more information on the S&P 500 Index and the Lipper Large-Cap Core Funds
  Average please see the PBHG Disclosure Notes on page 102.

Sector Weightings at September 30, 2003

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Consumer Cyclical                 2%
Consumer Non-Cyclical            13%
Energy                           16%
Financial                        35%
Health Care                      26%
Services                          8%

% of Total Portfolio Investments in Common Stock





Top Ten Common Stock Holdings at September 30, 2003

Freddie Mac                                       5.0%
Pfizer                                            4.4%
Fannie Mae                                        4.3%
SBC Communications                                4.2%
Baxter International                              3.8%
Tenet Healthcare                                  3.4%
Anadarko Petroleum                                3.4%
Merck                                             3.2%
Exxon Mobil                                       2.8%
Conagra Foods                                     2.6%
------------------------------------------------------
%   of  Total Portfolio Investments              37.1%

PBHG Funds

PBHG Large Cap Fund

Statement of Net Assets
------------------------------------
As of September 30, 2003 (Unaudited)

                                                       Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Common Stock -- 97.1%
Consumer Cyclical -- 2.2%
Auto-Cars/Light Trucks -- 2.2%
General Motors                        158,000    $      6,467
                                                 -------------
                                                        6,467
                                                 -------------
Total Consumer Cyclical (Cost $6,069)                   6,467
                                                 -------------
-----------------------------------------------------------------------------
Consumer Non-Cyclical -- 12.9%
Food-Miscellaneous/Diversified -- 8.0%
Conagra Foods                         348,900           7,411
HJ Heinz                              100,000           3,428
Kraft Foods, Cl A                     199,600           5,888
Sara Lee                              370,500           6,802
                                                 -------------
                                                       23,529
-----------------------------------------------------------------------------
Food-Retail -- 1.1%
Albertson's                           155,100           3,190
                                                 -------------
                                                        3,190
-----------------------------------------------------------------------------
Tobacco -- 3.8%
Altria Group                          152,900           6,697
UST                                   126,400           4,447
                                                 -------------
                                                       11,144
                                                 -------------
Total Consumer Non-Cyclical (Cost $36,417)             37,863
                                                 -------------
-----------------------------------------------------------------------------
Energy -- 15.8%
Oil & Gas Drilling -- 2.6%
GlobalSantaFe1                        192,900           4,620
Transocean*1                          153,600           3,072
                                                 -------------
                                                        7,692
-----------------------------------------------------------------------------
Oil Companies-Exploration & Production-- 5.1%
Anadarko Petroleum                    230,400           9,622
Burlington Resources                   35,000           1,687
Kerr-McGee                             87,500           3,906
                                                 -------------
                                                       15,215
-----------------------------------------------------------------------------
Oil Companies-Integrated -- 8.1%
ChevronTexaco                          86,900           6,209
ConocoPhillips                         58,000           3,176
Exxon Mobil                           220,200           8,059
Royal Dutch Petroleum2                144,100           6,369
                                                 -------------
                                                       23,813
                                                 -------------
Total Energy (Cost $45,882)                            46,720
                                                 -------------
-----------------------------------------------------------------------------
Financial -- 33.4%
Commercial Banks-Southern US -- 1.0%
AmSouth Bancorp                       142,000           3,013
                                                 -------------
                                                        3,013
-----------------------------------------------------------------------------

                                                       Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Finance-Investment Banker/Broker -- 4.5%
Citigroup                             158,600    $      7,218
JPMorgan Chase                        177,600           6,097
                                                 -------------
                                                       13,315
-----------------------------------------------------------------------------
Finance-Mortgage Loan/Banker -- 9.0%
Fannie Mae                            175,500          12,320
Freddie Mac                           274,100          14,349
                                                 -------------
                                                       26,669
-----------------------------------------------------------------------------
Life/Health Insurance -- 3.6%
Cigna                                 100,000           4,465
Jefferson-Pilot                        68,400           3,036
Lincoln National                       85,500           3,025
                                                 -------------
                                                       10,526
-----------------------------------------------------------------------------
Property/Casualty Insurance -- 1.1%
St. Paul                               85,000           3,148
                                                 -------------
                                                        3,148
-----------------------------------------------------------------------------
REITS-Apartments -- 2.9%
Apartment Investment &
   Management, Cl A                    80,700           3,176
Archstone-Smith Trust                  66,800           1,762
Equity Residential                    125,000           3,660
                                                 -------------
                                                        8,598
-----------------------------------------------------------------------------
REITS-Office Property -- 2.1%
American Financial Realty Trust       210,000           2,961
Equity Office Properties Trust        121,400           3,342
                                                 -------------
                                                        6,303
-----------------------------------------------------------------------------
S&L/Thrifts-Western US -- 1.6%
Washington Mutual                     117,000           4,606
                                                 -------------
                                                        4,606
-----------------------------------------------------------------------------
Super-Regional Banks-US -- 7.6%
Bank of America                        85,000           6,633
Comerica                               66,600           3,104
Keycorp                               118,500           3,030
PNC Financial Services Group           63,500           3,021
Wells Fargo                           128,300           6,608
                                                 -------------
                                                       22,396
                                                 -------------
Total Financial (Cost $98,133)                         98,574
                                                 -------------
-----------------------------------------------------------------------------
Health Care -- 24.8%
Medical Products -- 5.8%
Baxter International                  375,000          10,898
Johnson & Johnson                     124,000           6,140
                                                 -------------
                                                       17,038
-----------------------------------------------------------------------------

                                                                  PBHG Funds

                                                         PBHG Large Cap Fund

                                                     Statement of Net Assets
                                        ------------------------------------
                                        As of September 30, 2003 (Unaudited)


                                    Shares/Face        Market
Description                        Amount (000)      Value (000)
-----------------------------------------------------------------------------
Medical-Drugs -- 13.7%
Abbott Laboratories                   141,400    $      6,016
Bristol-Myers Squibb                  233,000           5,979
Merck                                 181,300           9,177
Pfizer                                412,700          12,538
Wyeth                                 144,700           6,671
                                                 -------------
                                                       40,381
-----------------------------------------------------------------------------
Medical-Hospitals -- 5.3%
HCA                                   163,000           6,008
Tenet Healthcare*                     669,500           9,695
                                                 -------------
                                                       15,703
                                                 -------------
Total Health Care (Cost $71,276)                       73,122
                                                 -------------
-----------------------------------------------------------------------------
Services -- 8.0%
Telephone-Integrated -- 8.0%
AT&T                                  280,600           6,047
SBC Communications                    537,100          11,951
Verizon Communications                172,300           5,589
                                                 -------------
                                                       23,587
                                                 -------------
Total Services (Cost $24,695)                          23,587
                                                 -------------
Total Common Stock (Cost $282,472)                    286,333
                                                 -------------
-----------------------------------------------------------------------------
Repurchase Agreement -- 1.3%
Barclays
   1.03%, dated 09/30/03, matures
   10/01/03, repurchase price
   $3,683,570 (collateralized by
   U.S. Government Obligations:
   total market value $3,757,583)(A)$   3,683           3,683
                                                 -------------
Total Repurchase Agreement (Cost $3,683)                3,683
                                                 -------------
Total Investments-- 98.4% (Cost $286,155)             290,016
                                                 -------------
-----------------------------------------------------------------------------
Other Assets and Liabilities -- 1.6%
Receivable for Investment Securities Sold               4,560
Payable for Administration Fees                           (38)
Payable for Investment Advisory Fees                     (163)
Other Assets and Liabilities, Net                         489
                                                 -------------
Total Other Assets and Liabilities, Net                 4,848
                                                 -------------
-----------------------------------------------------------------------------

Description                                          Value (000)
-----------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class ($0.001 par value)
   based on 26,543,888 outstanding shares
   of common stock                                 $  422,405
Fund Shares of Advisor Class ($0.001 par value)
   based on 63,892 outstanding shares
   of common stock                                        684
Fund Shares of Class A ($0.001 par value)
   based on 4,513 outstanding shares
   of common stock                                         50
Fund Shares of Class C ($0.001 par value)
   based on 4,513 outstanding shares
   of common stock                                         50
Undistributed net investment income                     2,320
Accumulated net realized loss on investments         (134,506)
Unrealized appreciation on investments                  3,861
                                                 -------------
Total Net Assets-- 100.0%                          $  294,864
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- PBHG Class
   ($294,058,480/26,543,888 shares)                    $11.08
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Advisor Class
   ($705,211/63,892 shares)                            $11.04
                                                 -------------
Net Asset Value and Redemption
   Price Per Share -- Class A
   ($50,000/4,513 shares)                              $11.08
                                                 -------------
Maximum Offering
   Price Per Share -- Class A
   ($11.08/94.25%)                                     $11.76
                                                 -------------
Net Asset Value and Offering
   Price Per Share -- Class C+
   ($50,000/4,513 shares)                              $11.08
                                                 -------------

* Non-income producing security.
+ Class C shares have a contingent sales charge.
For a description of a possible sales charge, please see the Fund's prospectus. 1 Cayman Islands domiciled security traded on the New York Stock Exchange.
2 Netherlands domiciled security traded on the New York Stock Exchange.
(A) -- Tri-party repurchase agreement
Cl -- Class
REIT -- Real Estate Investment Trust
Cost figures are shown with "000's" omitted.

 The accompanying notes are an integral part of the financial statements.

     PBHG Funds

 PBHG Mid-Cap Fund

PBHG Mid-Cap Fund (Unaudited)

        INVESTMENT FOCUS

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |      X    |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Pilgrim Baxter & Associates, Ltd.


                 Average Annual Total Return1 As of September 30, 2003
--------------------------------------------------------------------------------------
                                          One     Annualized  Annualized  Annualized
                               6         Year       3 Year      5 Year     Inception
                            Months2     Return      Return      Return      to Date
---------------------------------------------------------------------------------------
  PBHG Class3               21.56%      26.29%       1.15%      15.11%      17.47%
---------------------------------------------------------------------------------------
  Advisor Class4            21.31%      25.93%       0.97%      14.98%      17.37%
--------------------------------------------------------------------------------------
  Class A with load5        14.32%      18.59%      (1.19)%     13.33%      15.68%
--------------------------------------------------------------------------------------
  Class A without load5     21.33%      25.85%       0.77%      14.68%      16.74%
--------------------------------------------------------------------------------------
  Class C with load5        19.99%      24.03%       0.05%      13.84%      15.89%
--------------------------------------------------------------------------------------
  Class C without load5     20.99%      25.03%       0.05%      13.84%      15.89%
--------------------------------------------------------------------------------------

                          Comparison of Change in the
                         Value of a $10,000 Investment
                           in the PBHG Mid-Cap Fund -
                             PBHG Class1 versus the
                            S&P MidCap 400 Index and
                            the Lipper Mid-Cap Core
                                 Funds Average

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                          PBHG Mid-Cap Fund - PBHG Class     S&P MidCap 400 Index6        Lipper Mid-Cap Core Funds Average6
4/30/97                             $10,000                           $10,000                            $10,000
5/31/97                              10,740                            10,874                             10,904
6/30/97                              11,410                            11,180                             11,360
7/31/97                              12,890                            12,285                             12,265
8/31/97                              13,240                            12,271                             12,292
9/30/97                              14,300                            12,976                             13,102
10/31/97                             13,760                            12,411                             12,613
11/30/97                             13,870                            12,595                             12,632
12/31/97                             14,148                            13,083                             12,859
1/31/98                              14,138                            12,834                             12,693
2/28/98                              15,443                            13,896                             13,700
3/31/98                              16,106                            14,523                             14,327
4/30/98                              16,422                            14,787                             14,491
5/31/98                              15,717                            14,123                             13,881
6/30/98                              15,896                            14,211                             14,038
7/31/98                              15,580                            13,660                             13,336
8/31/98                              12,769                            11,119                             10,909
9/30/98                              13,906                            12,157                             11,610
10/31/98                             15,358                            13,243                             12,304
11/30/98                             16,538                            13,904                             13,044
12/31/98                             18,087                            15,584                             14,131
1/31/99                              18,122                            14,977                             14,046
2/28/99                              17,023                            14,193                             13,297
3/31/99                              17,451                            14,589                             13,831
4/30/99                              17,764                            15,740                             14,739
5/31/99                              18,666                            15,808                             14,863
6/30/99                              20,042                            16,656                             15,758
7/31/99                              20,215                            16,301                             15,507
8/31/99                              19,487                            15,742                             15,106
9/30/99                              19,174                            15,256                             14,909
10/31/99                             19,313                            16,033                             15,552
11/30/99                             20,007                            16,875                             16,504
12/31/99                             22,017                            17,878                             18,199
1/31/2000                            20,903                            17,374                             17,707
2/29/2000                            21,622                            18,590                             19,777
3/31/2000                            24,818                            20,146                             20,562
4/30/2000                            24,639                            19,443                             19,485
5/31/2000                            25,788                            19,200                             18,877
6/30/2000                            25,698                            19,482                             19,910
7/31/2000                            25,321                            19,790                             19,669
8/31/2000                            27,943                            21,999                             21,661
9/30/2000                            27,153                            21,849                             21,345
10/31/2000                           26,883                            21,108                             20675
11/30/2000                           25,321                            19,515                             18,820
12/31/2000                           27,779                            21,007                             20,284
1/31/2001                            28,494                            21,475                             20,607
2/28/2001                            27,911                            20,250                             19,397
3/31/2001                            27,159                            18,744                             18,208
4/30/2001                            29,510                            20,812                             19,800
5/31/2001                            30,525                            21,297                             20,271
6/30/2001                            30,657                            21,211                             20,238
7/31/2001                            30,130                            20,895                             19,815
8/31/2001                            29,058                            20,211                             19,060
9/30/2001                            24,977                            17,697                             16,785
10/31/2001                           26,143                            18,480                             17,444
11/30/2001                           28,607                            19,855                             18,690
12/31/2001                           29,942                            20,880                             19,611
1/31/2002                            28,851                            20,772                             19,372
2/28/2002                            28,212                            20,797                             19,170
3/31/2002                            29,604                            22,284                             20,384
4/30/2002                            29,547                            22,180                             20,213
5/31/2002                            29,133                            21,806                             19,881
6/30/2002                            26,989                            20,210                             18,495
7/31/2002                            24,131                            18,252                             16,648
8/31/2002                            24,375                            18,344                             16,739
9/30/2002                            22,250                            16,866                             15,459
10/31/2002                           23,378                            17,597                             16,052
11/30/2002                           25,127                            18,615                             16,971
12/31/2002                           24,018                            17,850                             16,256
1/31/2003                            23,435                            17,328                             15,881
2/28/2003                            23,040                            16,916                             15,544
3/31/2003                            23,115                            17,058                             15,670
4/30/2003                            24,657                            18,297                             16,793
5/31/2003                            27,083                            19,813                             18,189
6/30/2003                            27,046                            20,066                             18,456
7/31/2003                            27,441                            20,778                             19,052
8/31/2003                            28,513                            21,720                             19,864
9/30/2003                            28,099                            21,388                             19,542

1 The performance data quoted represents past performance and the investment return and the principal value of an investment in the PBHG Mid-Cap Fund will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost. The PBHG Mid-Cap Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since September 30, 2003. Please call 1-800-433-0051 or visit our website at www.pbhgfunds.com for more current investment results. For performance information regarding other share classes please consult your financial adviser. Securities of small and medium sized companies involve greater risk and price volatility than larger, more established companies. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Mid-Cap Fund should have a long-term investment horizon. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. Prior to April 1, 2003 the PBHG Mid-Cap Fund was known as the PBHG Mid-Cap Value Fund. The PBHG Mid-Cap Fund changed its investment focus style from Value to Blend effective April 1, 2003.
2 The six month return has not been annualized.
3 The PBHG Mid-Cap Fund-PBHG Class commenced operations on April 30, 1997.
4 The performance shown for the Advisor Class prior to its inception on October
  31, 2001, is based on the performance and expenses of the PBHG Class shares without the adjustments of the 0.25% service (12b-1) fee. If the service (12b-1) fee had been deducted, the performance of the Fund would have been lower. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. Subsequent to October 31, 2001, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception date to September 30, 2003 was 3.55%. Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The returns shown are based on the historical performance of the Fund's PBHG
  Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months.
6 For more information on the S&P MidCap 400 Index and the Lipper Mid-Cap Core
  Funds Average please see the PBHG Disclosure Notes on page 102.

Sector Weightings at September 30, 2003

[PIE CHART OMITTED]

Basic Materials                    2%
Consumer Cyclical                 15%
Consumer Non-Cyclical              1%
Energy                             9%
Financial                         24%
Health Care                       11%
Industrial                         7%
Services                           4%
Technology                        23%
Transportation                     1%
Utilities                          3%

% of Total Portfolio Investments in Common Stock


Top Ten Common Stock Holdings at September 30, 2003

Infosys Technologies-ADR                          2.9%
Franklin Resources                                2.4%
Applera-Applied Biosystems Group                  2.2%
Dun & Bradstreet                                  2.2%
Tenet Healthcare                                  2.1%
Countrywide Financial                             2.0%
Pitney Bowes                                      2.0%
CDW Computer Centers                              2.0%
Cadence Design Systems                            1.9%
XL Capital, Cl A                                  1.9%
------------------------------------------------------
% of  Total Portfolio Investments                21.6%

                                                                      PBHG Funds

                                                               PBHG Mid-Cap Fund

                                                         Statement of Net Assets
--------------------------------------------------------------------------------
                                            As of September 30, 2003 (Unaudited)

                                                     Market
Description                           Shares       Value (000)
-----------------------------------------------------------------------------
Common Stock -- 97.2%
Basic Materials -- 1.4%
Chemicals-Specialty -- 0.7%
International Flavors & Fragrances     91,300    $      3,020
                                                 -------------
                                                        3,020
-----------------------------------------------------------------------------
Industrial Gases -- 0.7%
Air Products & Chemicals               61,600           2,778
                                                 -------------
                                                        2,778
                                                 -------------
Total Basic Materials (Cost $5,376)                     5,798
                                                 -------------
-----------------------------------------------------------------------------
Consumer Cyclical -- 14.2%
Broadcast Services/Programming -- 0.4%
Citadel Broadcasting*                  91,200           1,802
                                                 -------------
                                                        1,802
-----------------------------------------------------------------------------
Cable TV -- 0.2%
Cablevision Systems, Cl A*             39,800             720
                                                 -------------
                                                          720
-----------------------------------------------------------------------------
Casino Hotels -- 0.9%
Park Place Entertainment*             423,300           3,814
                                                 -------------
                                                        3,814
-----------------------------------------------------------------------------
Multimedia -- 1.1%
EW Scripps, Cl A                       55,700           4,740
                                                 -------------
                                                        4,740
-----------------------------------------------------------------------------
Printing-Commercial -- 1.4%
Valassis Communications*              224,000           5,914
                                                 -------------
                                                        5,914
-----------------------------------------------------------------------------
Publishing-Books -- 1.2%
Scholastic*                           174,400           5,021
                                                 -------------
                                                        5,021
-----------------------------------------------------------------------------
Publishing-Periodicals -- 0.7%
Reader's Digest Association           196,450           2,748
                                                 -------------
                                                        2,748
-----------------------------------------------------------------------------
Radio -- 1.6%
Radio One, Cl A*                      219,300           3,224
Westwood One*                         111,800           3,375
                                                 -------------
                                                        6,599
-----------------------------------------------------------------------------
Retail-Apparel/Shoe -- 0.7%
Abercrombie & Fitch*                  102,700           2,846
                                                 -------------
                                                        2,846
-----------------------------------------------------------------------------
Retail-Computer Equipment -- 1.9%
CDW Computer Centers*                 136,900           7,905
                                                 -------------
                                                        7,905
-----------------------------------------------------------------------------

                                                     Market
Description                           Shares      Value (000)
-----------------------------------------------------------------------------
Retail-Discount -- 1.8%
BJ's Wholesale Club*                  107,300   $       2,079
Costco Wholesale*                     178,900           5,560
                                                 -------------
                                                        7,639
-----------------------------------------------------------------------------
Retail-Restaurants -- 1.0%
Yum! Brands*                          137,000           4,058
                                                 -------------
                                                        4,058
-----------------------------------------------------------------------------
Television -- 1.3%
Univision Communications*             165,155           5,273
                                                 -------------
                                                        5,273
                                                 -------------
Total Consumer Cyclical (Cost $56,411)                 59,079
-----------------------------------------------------------------------------
Consumer Non-Cyclical -- 1.1%
Food-Dairy Products -- 1.1%
Dean Foods*                           144,500           4,484
                                                 -------------
                                                        4,484
                                                 -------------
Total Consumer Non-Cyclical (Cost $4,207)               4,484
                                                 -------------
-----------------------------------------------------------------------------
Energy -- 9.0%
Oil & Gas Drilling -- 4.6%
GlobalSantaFe1                        266,100           6,373
Pride International*                  384,800           6,522
Transocean*1                          308,500           6,170
                                                 -------------
                                                       19,065
-----------------------------------------------------------------------------
Oil Companies-Exploration & Production-- 1.4%
Newfield Exploration*                 102,000           3,934
Noble Energy                           52,000           1,992
                                                 -------------
                                                        5,926
-----------------------------------------------------------------------------
Oil Refining & Marketing -- 0.7%
Frontier Oil                          189,700           2,789
                                                 -------------
                                                        2,789
-----------------------------------------------------------------------------
Oil-Field Services -- 1.4%
Weatherford International*2           159,500           6,026
                                                 -------------
                                                        6,026
-----------------------------------------------------------------------------
Pipelines -- 0.9%
Williams                              399,900           3,767
                                                 -------------
                                                        3,767
                                                 -------------
Total Energy (Cost $36,485)                            37,573
                                                 -------------
-----------------------------------------------------------------------------
Financial -- 23.4%
Commercial Banks-Western US -- 1.2%
Zions Bancorporation                   90,600           5,060
                                                 -------------
                                                        5,060
------------------------------------------------------------------------------

            PBHG Funds

 PBHG Mid-Cap Fund

Statement of Net Assets
-----------------------------------------------------------------------------
As of September 30, 2003 (Unaudited)

                                                     Market
Description                           Shares      Value (000)
-----------------------------------------------------------------------------
Fiduciary Banks -- 1.0%
Wilmington Trust                      132,800   $       4,085
                                                 -------------
                                                        4,085
-----------------------------------------------------------------------------
Finance-Commercial -- 1.0%
CapitalSource*                        236,700           4,142
                                                 -------------
                                                        4,142
-----------------------------------------------------------------------------
Finance-Investment Banker/Broker -- 0.5%
Legg Mason                             29,000           2,094
                                                 -------------
                                                        2,094
-----------------------------------------------------------------------------
Finance-Mortgage Loan/Banker -- 2.0%
Countrywide Financial                 105,800           8,282
                                                 -------------
                                                        8,282
-----------------------------------------------------------------------------
Insurance Brokers -- 1.0%
AON                                   195,300           4,072
                                                 -------------
                                                        4,072
-----------------------------------------------------------------------------
Investment Management/Advisory Services-- 3.8%
Federated Investors, Cl B             233,300           6,463
Franklin Resources                    216,200           9,558
                                                 -------------
                                                       16,021
-----------------------------------------------------------------------------
Life/Health Insurance -- 2.9%
Cigna                                 104,100           4,648
Protective Life                       256,400           7,653
                                                 -------------
                                                       12,301
-----------------------------------------------------------------------------
Multi-Line Insurance -- 2.0%
HCC Insurance Holdings                131,500           3,824
PartnerRe2                             87,200           4,418
                                                 -------------
                                                        8,242
-----------------------------------------------------------------------------
Property/Casualty Insurance -- 1.9%
XL Capital, Cl A1                     100,500           7,783
                                                 -------------
                                                        7,783
-----------------------------------------------------------------------------
Reinsurance -- 2.1%
Axis Capital Holdings*2               147,200           3,673
Odyssey Re Holdings                   238,500           4,908
                                                 -------------
                                                        8,581
-----------------------------------------------------------------------------
REITS-Apartments -- 0.8%
Equity Residential                    120,800           3,537
                                                 -------------
                                                        3,537
-----------------------------------------------------------------------------
REITS-Office Property -- 2.5%
American Financial Realty Trust       458,700           6,468
Boston Properties                      39,300           1,708
Brandywine Realty Trust                81,000           2,081
                                                 -------------
                                                       10,257
-----------------------------------------------------------------------------

                                                     Market
Description                           Shares      Value (000)
-----------------------------------------------------------------------------
REITS-Warehouse/Industrial -- 0.7%
AMB Property                           98,500    $      3,035
                                                 -------------
                                                        3,035
                                                 -------------
Total Financial (Cost $87,385)                         97,492
                                                 -------------
-----------------------------------------------------------------------------
Health Care -- 11.0%
Medical Products -- 2.6%
Baxter International                  241,100           7,006
Becton Dickinson                      109,600           3,959
                                                 -------------
                                                       10,965
-----------------------------------------------------------------------------
Medical-Biomedical/Genetic -- 2.1%
Idec Pharmaceuticals*                  42,100           1,396
Invitrogen*                           123,100           7,138
                                                 -------------
                                                        8,534
-----------------------------------------------------------------------------
Medical-Drugs -- 0.7%
SICOR*                                151,600           2,923
                                                 -------------
                                                        2,923
-----------------------------------------------------------------------------
Medical-HMO -- 2.3%
Anthem*                                62,600           4,465
WellChoice*                           167,500           5,047
                                                 -------------
                                                        9,512
-----------------------------------------------------------------------------
Medical-Hospitals -- 2.0%
Tenet Healthcare*                     576,500           8,348
                                                 -------------
                                                        8,348
-----------------------------------------------------------------------------
Medical-Outpatient/Home Medical -- 1.3%
Lincare Holdings*                     151,100           5,538
                                                 -------------
                                                        5,538
                                                 -------------
Total Health Care (Cost $39,272)                       45,820
                                                 -------------
-----------------------------------------------------------------------------
Industrial -- 7.1%
Aerospace/Defense-Equipment -- 0.7%
Alliant Techsystems*                   65,200           3,133
                                                 -------------
                                                        3,133
-----------------------------------------------------------------------------
Diversified Manufacturing Operations-- 1.1%
SPX                                   100,600           4,555
                                                 -------------
                                                        4,555
-----------------------------------------------------------------------------
Filtration/Separation Products -- 0.9%
Pall                                  161,600           3,627
                                                 -------------
                                                        3,627
-----------------------------------------------------------------------------
Instruments-Scientific -- 3.6%
Applera-Applied Biosystems Group      404,900           9,033
Waters*                               225,000           6,172
                                                 -------------
                                                       15,205
-----------------------------------------------------------------------------

                                                                     PBHG Funds

                                                              PBHG Mid-Cap Fund

                                                        Statement of Net Assets
-------------------------------------------------------------------------------
                                           As of September 30, 2003 (Unaudited)

                                                    Market
Description                           Shares      Value (000)
-----------------------------------------------------------------------------
Non-Hazardous Waste Disposal -- 0.8%
Republic Services*                    143,600    $      3,251
                                                 -------------
                                                        3,251
                                                 -------------
Total Industrial (Cost $27,443)                        29,771
                                                 -------------
-----------------------------------------------------------------------------
Services -- 3.9%
Commercial Services-Finance -- 0.4%
Concord EFS*                          132,900           1,817
                                                 -------------
                                                        1,817
-----------------------------------------------------------------------------
Computer Services -- 1.8%
Ceridian*                             114,700           2,136
DST Systems*                          145,700           5,478
                                                 -------------
                                                        7,614
-----------------------------------------------------------------------------
Direct Marketing -- 0.5%
Harte-Hanks                           104,750           1,931
                                                 -------------
                                                        1,931
-----------------------------------------------------------------------------
Human Resources -- 1.2%
Hewitt Associates, Cl A*              209,200           5,094
                                                 -------------
                                                        5,094
                                                 -------------
Total Services (Cost $16,101)                          16,456
                                                 -------------
-----------------------------------------------------------------------------
Technology -- 22.1%

Applications Software -- 5.0%
Infosys Technologies-ADR3             174,100          11,851
Quest Software*                       438,100           5,301
Siebel Systems*                       380,100           3,695
                                                 -------------
                                                       20,847
-----------------------------------------------------------------------------
Computers-Integrated Systems -- 1.3%
Brocade Communications Systems*       999,400           5,217
                                                 -------------
                                                        5,217
-----------------------------------------------------------------------------
Data Processing/Management -- 4.2%
Dun & Bradstreet*                     211,000           8,765
Fair Isaac                             79,800           4,705
Veritas Software*                     130,600           4,101
                                                 -------------
                                                       17,571
-----------------------------------------------------------------------------
Electronic Design Automation -- 2.8%
Cadence Design Systems*               585,000           7,839
Synopsys*                             123,000           3,785
                                                 -------------
                                                       11,624
-----------------------------------------------------------------------------
Enterprise Software/Services -- 1.0%
Peoplesoft*                           240,300           4,371
                                                 -------------
                                                        4,371
-----------------------------------------------------------------------------
Office Automation & Equipment -- 1.9%
Pitney Bowes                          212,000           8,124
                                                 -------------
                                                        8,124
-----------------------------------------------------------------------------

                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
-----------------------------------------------------------------------------
Semiconductor Components-Integrated Circuits-- 5.1%
Broadcom, Cl A*                       164,000   $       4,366
Intersil, Cl A*                       107,300           2,554
Nvidia*                               336,200           5,349
Semtech*                              115,200           2,126
United Microelectronics-ADR*4       1,465,641           6,610
                                                 -------------
                                                       21,005
-----------------------------------------------------------------------------
Telecommunication Equipment -- 0.8%
Comverse Technology*                  210,400           3,147
                                                 -------------
                                                        3,147
                                                 -------------
Total Technology (Cost $80,218)                        91,906
                                                 -------------
-----------------------------------------------------------------------------
Transportation -- 1.4%
Transportation-Services -- 1.4%
CH Robinson Worldwide                 152,300           5,667
                                                 -------------
                                                        5,667
                                                 -------------
Total Transportation (Cost $5,650)                      5,667
                                                 -------------
-----------------------------------------------------------------------------
Utilities -- 2.6%

Electric-Integrated -- 2.6%
Allete                                 86,400           2,366
Consolidated Edison                    84,900           3,460
TXU                                    72,400           1,706
Wisconsin Energy                      109,500           3,347
                                                 -------------
                                                       10,879
                                                 -------------
Total Utilities (Cost $9,780)                          10,879
                                                 -------------
Total Common Stock (Cost $368,328)                    404,925
                                                 -------------
-----------------------------------------------------------------------------
Repurchase Agreement -- 3.1%
Morgan Stanley
   1.00%, dated 09/30/03, matures
   10/01/03, repurchase price
   $12,929,607 (collateralized by
   U.S. Government Obligations:
   total market value $13,190,252)(A) $12,929          12,929
                                                 -------------
Total Repurchase Agreement (Cost $12,929)              12,929
                                                 -------------
Total Investments-- 100.3% (Cost $381,257)            417,854
                                                 -------------
----------------------------------------------------------------------------
Other Assets and Liabilities -- (0.3)%
Payable for Administration Fees                           (52)
Payable for Investment Advisory Fees                     (297)
Other Assets and Liabilities, Net                        (810)
                                                 -------------
Total Other Assets and Liabilities, Net                (1,159)
                                                 -------------
----------------------------------------------------------------------------

            PBHG Funds

 PBHG Mid-Cap Fund

Statement of Net Assets
----------------------------------------------------------------------------
As of September 30, 2003 (Unaudited)


Description                                          Value (000)
-----------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class ($0.001 par value)
   based on 27,623,889 outstanding shares
   of common stock                                 $  418,475
Fund Shares of Advisor Class ($0.001 par value)
   based on 256,497 outstanding shares
   of common stock                                      3,433
Fund Shares of Class A ($0.001 par value)
   based on 3,427 outstanding shares
   of common stock                                         50
Fund Shares of Class C ($0.001 par value)
   based on 4,069 outstanding shares
   of common stock                                         60
Accumulated net investment loss                          (749)
Accumulated net realized loss on investments          (41,171)
Unrealized appreciation on investments                 36,597
                                                 -------------
Total Net Assets-- 100.0%                         $   416,695
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- PBHG Class
   ($412,770,505/27,623,889 shares)                    $14.94
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Advisor Class
   ($3,812,797/256,497 shares)                         $14.86
                                                 -------------
Net Asset Value and Redemption
   Price Per Share -- Class A
   ($51,171/3,427 shares)                              $14.93
                                                 -------------
Maximum Offering
   Price Per Share -- Class A
   ($14.93/94.25%)                                     $15.84
                                                 -------------
Net Asset Value and Offering
   Price Per Share -- Class C+
   ($60,725/4,068 shares)                              $14.93
                                                 -------------
* Non-income producing security.
+ Class C shares have a contingent sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
1 Cayman Islands domiciled security traded on the New York Stock Exchange.
2 Bermuda domiciled security traded on the New York Stock Exchange.
3 India domiciled security traded on the Nasdaq Stock Market.
4 Taiwan domiciled security traded on the New York Stock Exchange.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
REIT -- Real Estate Investment Trust
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

                                                                      PBHG Funds

                                                             PBHG Small Cap Fund
                                                 PBHG Small Cap Fund (Unaudited)


          INVESTMENT FOCUS

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |      X    |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Pilgrim Baxter & Associates, Ltd.




                              Average Annual Total Return1 As of September 30, 2003
---------------------------------------------------------------------------------------
                                          One     Annualized  Annualized  Annualized
                               6         Year       3 Year      5 Year     Inception
                            Months2     Return      Return      Return      to Date
---------------------------------------------------------------------------------------
  PBHG Class3                 26.60%      21.48%       (5.37)%     10.83%      11.23%
---------------------------------------------------------------------------------------
  Advisor Class4              26.52%      21.19%       (5.56)%     10.70%      11.12%
---------------------------------------------------------------------------------------
  Class A with load5          19.15%      14.21%       (7.46)%      9.24%       9.92%
---------------------------------------------------------------------------------------
  Class A without load5       26.45%      21.14%       (5.61)%     10.54%      10.94%
---------------------------------------------------------------------------------------
  Class C with load5          24.98%      19.23%       (6.32)%      9.72%      10.11%
---------------------------------------------------------------------------------------
  Class C without load5       25.98%      20.23%       (6.32)%      9.72%      10.11%
---------------------------------------------------------------------------------------


                             Comparison of Change in
                             the Value of a $10,000
                          Investment in the PBHG Small
                         Cap Fund - PBHG Class1 versus
                         the Russell 2000(R) Index and
                           the Lipper Small-Cap Core
                                 Funds Average

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                                   PBHG Small Cap Fund -
                                       PBHG CLASS           Russell 2000(R) Index6            Lipper Small-Cap Core Funds Average6
4/30/97                                 $10,000                   $10,000                                $10,000
5/31/97                                 $10,880                   $11,113                                $11,045
6/30/97                                 $11,800                   $11,589                                $11,636
7/31/97                                 $13,070                   $12,128                                $12,331
8/31/97                                 $13,370                   $12,405                                $12,617
9/30/97                                 $14,550                   $13,313                                $13,528
10/31/97                                $14,210                   $12,729                                $13,077
11/30/97                                $14,200                   $12,646                                $12,970
12/31/97                                $14,539                   $12,868                                $13,101
1/31/98                                 $14,518                   $12,665                                $12,873
2/28/98                                 $15,615                   $13,601                                $13,797
3/31/98                                 $16,227                   $14,162                                $14,439
4/30/98                                 $16,438                   $14,240                                $14,550
5/31/98                                 $15,520                   $13,473                                $13,852
6/30/98                                 $15,098                   $13,501                                $13,741
7/31/98                                 $14,402                   $12,409                                $12,769
8/31/98                                 $11,490                    $9,999                                $10,330
9/30/98                                 $11,838                   $10,782                                $10,771
10/31/98                                $12,872                   $11,221                                $11,236
11/30/98                                $13,811                   $11,809                                $11,853
12/31/98                                $14,703                   $12,540                                $12,508
1/31/99                                 $14,410                   $12,706                                $12,402
2/28/99                                 $13,237                   $11,677                                $11,472
3/31/99                                 $12,831                   $11,860                                $11,473
4/30/99                                 $13,429                   $12,922                                $12,402
5/31/99                                 $14,004                   $13,111                                $12,749
6/30/99                                 $14,962                   $13,704                                $13,441
7/31/99                                 $15,255                   $13,328                                $13,331
8/31/99                                 $15,131                   $12,835                                $12,869
9/30/99                                 $15,131                   $12,838                                $12,782
10/31/99                                $14,771                   $12,890                                $12,739
11/30/99                                $15,605                   $13,659                                $13,460
12/31/99                                $17,443                   $15,205                                $14,581
1/31/00                                 $17,217                   $14,961                                $14,215
2/29/00                                 $19,845                   $17,432                                $15,679
3/31/00                                 $21,141                   $16,283                                $15,877
4/30/00                                 $20,149                   $15,303                                $15,339
5/31/00                                 $20,431                   $14,411                                $14,811
6/30/00                                 $22,348                   $15,667                                $15,838
7/31/00                                 $21,649                   $15,163                                $15,554
8/31/00                                 $23,734                   $16,320                                $16,843
9/30/00                                 $23,362                   $15,840                                $16,480
10/31/00                                $22,325                   $15,133                                $16,066
11/30/00                                $20,532                   $13,580                                $14,696
12/31/00                                $23,176                   $14,746                                $16,106
1/31/01                                 $24,165                   $15,514                                $16,884
2/28/01                                 $22,916                   $14,496                                $15,994
3/31/01                                 $21,774                   $13,787                                $15,238
4/30/01                                 $23,317                   $14,865                                $16,472
5/31/01                                 $24,024                   $15,231                                $17,016
6/30/01                                 $24,071                   $15,757                                $17,448
7/31/01                                 $23,729                   $14,904                                $17,024
8/31/01                                 $23,140                   $14,422                                $16,552
9/30/01                                 $19,346                   $12,481                                $14,487
10/31/01                                $20,831                   $13,211                                $15,230
11/30/01                                $22,834                   $14,234                                $16,259
12/31/01                                $24,319                   $15,113                                $17,284
1/31/02                                 $23,364                   $14,956                                $17,202
2/28/02                                 $22,575                   $14,546                                $16,922
3/31/02                                 $24,330                   $15,715                                $18,225
4/30/02                                 $23,706                   $15,858                                $18,407
5/31/02                                 $22,598                   $15,154                                $17,759
6/30/02                                 $20,902                   $14,402                                $16,854
7/31/02                                 $17,049                   $12,227                                $14,590
8/31/02                                 $17,520                   $12,196                                $14,646
9/30/02                                 $16,295                   $11,320                                $13,609
10/31/02                                $16,625                   $11,683                                $13,980
11/30/02                                $17,626                   $12,725                                $14,945
12/31/02                                $16,542                   $12,017                                $14,319
1/31/03                                 $15,953                   $11,684                                $13,919
2/28/03                                 $15,423                   $11,331                                $13,486
3/31/03                                 $15,635                   $11,477                                $13,614
4/30/03                                 $17,108                   $12,565                                $14,774
5/31/03                                 $18,533                   $13,914                                $16,153
6/30/03                                 $18,769                   $14,166                                $16,552
7/31/03                                 $19,500                   $15,052                                $17,416
8/31/03                                 $20,383                   $15,742                                $18,217
9/30/03                                 $19,794                   $15,452                                $17,927


1 The performance data quoted represents past performance and the investment return and the principal value of an investment in the PBHG Small Cap Fund will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost. The PBHG Small Cap Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since September 30, 2003. Please call 1-800-433-0051 or visit our website at www.pbhgfunds.com for more current investment results. For performance information regarding other share classes please consult your financial adviser. Securities of small sized companies involve greater risk and price volatility than larger, more established companies. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Small Cap Fund should have a long-term investment horizon. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. Prior to April 1, 2003 the PBHG Small Cap Fund was named the PBHG Small Cap Value Fund. The PBHG Small Cap Fund changed its investment focus style from Value to Blend effective April 1, 2003.
2 The six month return has not been annualized.
3 The PBHG Small Cap Fund - PBHG Class commenced operations on April 30, 1997.
4 The performance shown for the Advisor Class prior to its inception on December
  29, 2000, is based on the performance and expenses of the PBHG Class shares without the adjustments of the 0.25% service (12b-1) fee. If the service (12b-1) fee had been deducted, the performance of the Fund would have been lower. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. Subsequent to December 29, 2000, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception date to September 30, 2003 was (5.77%). Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The returns shown are based on the historical performance of the Fund's PBHG
  Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months.
6 For more information on the Russell 2000(R) Index and the Lipper Small-Cap
  Core Funds Average please see the PBHG Disclosure Notes on page 102.

Sector Weightings at September 30, 2003

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Basic Materials               1%
Consumer Cyclical            17%
Energy                        7%
Financial                    19%
Health Care                  16%
Industrial                   10%
Services                     11%
Technology                   16%
Transportation                1%
Utilities                     2%

% of Total Portfolio Investments in Common Stock


Top Ten Common Stock Holdings at September 30, 2003

Arbitron                                          2.5%
Brink's                                           2.3%
Brookline Bancorp                                 2.1%
Covance                                           2.1%
Park Electrochemical                              2.0%
Emmis Communications, Cl A                        2.0%
Accredo Health                                    2.0%
Electronics for Imaging                           1.9%
Fairchild Semiconductor International, Cl A       1.9%
Platinum Underwriters Holdings                    1.8%
------------------------------------------------------
%   of  Total Portfolio Investments              20.6%

            PBHG Funds

 PBHG Small Cap Fund

Statement of Net Assets
-----------------------------------------------------------------------------
As of September 30, 2003 (Unaudited)

                                                    Market
Description                           Shares      Value (000)
-----------------------------------------------------------------------------
Common Stock -- 97.9%
Basic Materials -- 1.5%
Chemicals-Diversified -- 1.5%
Olin                                  106,900    $      1,691
                                                 -------------
                                                        1,691
                                                 -------------
Total Basic Materials (Cost $1,835)                     1,691
                                                 -------------
-----------------------------------------------------------------------------
Consumer Cyclical -- 16.7%
Distribution/Wholesale -- 0.5%
Bell Microproducts*                    82,800             539
                                                 -------------
                                                          539
-----------------------------------------------------------------------------
Motion Pictures & Services -- 0.5%
Macrovision*                           32,900             608
                                                 -------------
                                                          608
-----------------------------------------------------------------------------
Printing-Commercial -- 1.4%
Valassis Communications*               62,600           1,653
                                                 -------------
                                                        1,653
-----------------------------------------------------------------------------
Publishing-Books -- 1.4%
Scholastic*                            55,700           1,603
                                                 -------------
                                                        1,603
-----------------------------------------------------------------------------
Publishing-Newspapers -- 0.9%
Journal Register*                      55,500           1,040
                                                 -------------
                                                        1,040
-----------------------------------------------------------------------------
Radio -- 2.7%
Emmis Communications, Cl A*           112,900           2,279
Radio One, Cl A*                       19,200             282
Spanish Broadcasting System, Cl A*     74,600             634
                                                 -------------
                                                        3,195
-----------------------------------------------------------------------------
Retail-Apparel/Shoe -- 6.1%
Bebe Stores*                           26,900             729
Charming Shoppes*                     175,600           1,003
Kenneth Cole Productions, Cl A         44,700           1,167
Too*                                  116,500           1,716
Urban Outfitters*                      50,800           1,324
Wet Seal, Cl A*                       108,700           1,092
                                                 -------------
                                                        7,031
-----------------------------------------------------------------------------
Retail-Computer Equipment -- 0.9%
Electronics Boutique Holdings*         38,700           1,106
                                                 -------------
                                                        1,106
-----------------------------------------------------------------------------
Retail-Home Furnishings -- 0.6%
Cost Plus*                             17,500             646
                                                 -------------
                                                          646
-----------------------------------------------------------------------------
Retail-Regional Department Store -- 1.2%
Dillard's, Cl A                        97,700           1,366
                                                 -------------
                                                        1,366
-----------------------------------------------------------------------------

                                                     Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Television -- 0.5%
Lin TV, Cl A*                          26,400    $        561
                                                 -------------
                                                          561
                                                 -------------
Total Consumer Cyclical (Cost $17,535)                 19,348
-----------------------------------------------------------------------------
Energy -- 6.7%
Oil & Gas Drilling -- 1.0%
Atwood Oceanics*                       47,000           1,128
                                                 -------------
                                                        1,128
-----------------------------------------------------------------------------
Oil Companies-Exploration & Production-- 3.1%
Stone Energy*                          35,000           1,235
Tom Brown*                             61,500           1,580
Vintage Petroleum                      76,200             829
                                                 -------------
                                                        3,644
-----------------------------------------------------------------------------
Oil Field Machinery & Equipment -- 0.4%
Lone Star Technologies*                35,100             473
                                                 -------------
                                                          473
-----------------------------------------------------------------------------
Oil Refining & Marketing -- 0.8%
Frontier Oil                           63,000             926
                                                 -------------
                                                          926
-----------------------------------------------------------------------------
Oil-Field Services -- 1.4%
CAL Dive International*                35,000             681
Universal Compression Holdings*        43,600             938
                                                 -------------
                                                        1,619
                                                 -------------
Total Energy (Cost $8,502)                              7,790
                                                 -------------
-----------------------------------------------------------------------------
Financial -- 18.2%
Commercial Banks-Western US -- 1.3%
Greater Bay Bancorp                    71,200           1,481
                                                 -------------
                                                        1,481
-----------------------------------------------------------------------------
Investment Management/Advisory Services-- 0.9%
Affiliated Managers Group*             12,600             791
National Financial Partners*            8,000             216
                                                 -------------
                                                        1,007
-----------------------------------------------------------------------------
Life/Health Insurance -- 1.7%
Scottish Annuity & Life Holdings1      34,900             843
Stancorp Financial Group               19,900           1,143
                                                 -------------
                                                        1,986
-----------------------------------------------------------------------------
Multi-Line Insurance -- 2.2%
Allmerica Financial                    63,800           1,519
HCC Insurance Holdings                 38,200           1,111
                                                 -------------
                                                        2,630
-----------------------------------------------------------------------------
Real Estate Management/Services -- 1.9%
Jones Lang Lasalle*                    49,700             919
Trammell Crow*                        102,800           1,280
                                                 -------------
                                                        2,199
-----------------------------------------------------------------------------

     PBHG Funds

 PBHG Small Cap Fund

                                                         Statement of Net Assets
--------------------------------------------------------------------------------
                                            As of September 30, 2003 (Unaudited)

                                                        Market
Description                           Shares         Value (000)
-----------------------------------------------------------------------------
Reinsurance -- 3.0%
Odyssey Re Holdings                    71,000    $      1,461
Platinum Underwriters Holdings2        72,500           2,038
                                                 -------------
                                                        3,499
-----------------------------------------------------------------------------
REITS-Hotels -- 1.0%
Meristar Hospitality                  168,200           1,191
                                                 -------------
                                                        1,191
-----------------------------------------------------------------------------
REITS-Office Property -- 1.6%
Brandywine Realty Trust                43,000           1,105
Mack-Cali Realty                       18,600             729
                                                 -------------
                                                        1,834
-----------------------------------------------------------------------------
S&L/Thrifts-Central US -- 1.0%
Bank Mutual                            27,000           1,146
                                                 -------------
                                                        1,146
-----------------------------------------------------------------------------
S&L/Thrifts-Eastern US -- 3.2%
Brookline Bancorp                     165,118           2,430
Provident Financial Services           67,100           1,286
                                                 -------------
                                                        3,716
-----------------------------------------------------------------------------
S&L/Thrifts-Southern US -- 0.4%
Jefferson Bancshares*                  33,200             475
                                                 -------------
                                                          475
                                                 -------------
Total Financial (Cost $17,116)                         21,164
                                                 -------------
-----------------------------------------------------------------------------
Health Care -- 15.6%
Diagnostic Equipment -- 1.1%
Cytyc*                                 86,800           1,305
                                                 -------------
                                                        1,305
-----------------------------------------------------------------------------
Disposable Medical Products -- 1.6%
ICU Medical*                           67,300           1,831
                                                 -------------
                                                        1,831
-----------------------------------------------------------------------------
Health Care Cost Containment -- 0.7%
Hooper Holmes                         120,700             803
                                                 -------------
                                                          803
-----------------------------------------------------------------------------
Medical Information Systems -- 1.1%
Cerner*                                42,000           1,297
                                                 -------------
                                                        1,297
-----------------------------------------------------------------------------
Medical Labs & Testing Services -- 2.0%
Covance*                              105,400           2,359
                                                 -------------
                                                        2,359
-----------------------------------------------------------------------------
Medical Products -- 0.9%
Wright Medical Group*                  40,300           1,019
                                                 -------------
                                                        1,019
-----------------------------------------------------------------------------
Medical-Drugs -- 1.7%
Medicis Pharmaceutical, Cl A           18,400           1,078
SICOR*                                 43,700             843
                                                 -------------
                                                        1,921
-----------------------------------------------------------------------------

                                                     Market
Description                           Shares       Value (000)
-----------------------------------------------------------------------------
Medical-Generic Drugs -- 0.8%
Pharmaceutical Resources*              13,700    $        935
                                                 -------------
                                                          935
-----------------------------------------------------------------------------
Medical-HMO -- 1.1%
American Medical Security Group        34,400             699
Centene*                               19,300             586
                                                 -------------
                                                        1,285
-----------------------------------------------------------------------------
Medical-Hospitals -- 1.2%
LifePoint Hospitals*                   59,300           1,426
                                                 -------------
                                                        1,426
-----------------------------------------------------------------------------
Medical-Outpatient/Home Medical -- 1.5%
Apria Healthcare Group*                60,900           1,667
                                                 -------------
                                                        1,667
-----------------------------------------------------------------------------
Pharmacy Services -- 1.9%
Accredo Health*                        80,100           2,242
                                                 -------------
                                                        2,242
                                                 -------------
Total Health Care (Cost $15,613)                       18,090
                                                 -------------
-----------------------------------------------------------------------------
Industrial -- 9.8%
Aerospace/Defense -- 0.7%
Teledyne Technologies*                 60,200             876
                                                 -------------
                                                          876
                                                 -------------
-----------------------------------------------------------------------------
Aerospace/Defense-Equipment -- 1.1%
Moog, Cl A*                            31,300           1,227
                                                 -------------
                                                        1,227
-----------------------------------------------------------------------------
Batteries/Battery Systems -- 0.5%
Wilson Greatbatch Technologies*        16,700             602
                                                 -------------
                                                          602
-----------------------------------------------------------------------------
Circuit Boards -- 2.0%
Park Electrochemical                  101,400           2,307
                                                 -------------
                                                        2,307
-----------------------------------------------------------------------------
Diversified Manufacturing Operations-- 2.2%
Brink's                               148,400           2,576
                                                 -------------
                                                        2,576
-----------------------------------------------------------------------------
Electronics-Military -- 0.9%
EDO                                    50,800           1,029
                                                 -------------
                                                        1,029
-----------------------------------------------------------------------------
Instruments-Scientific -- 0.8%
Fisher Scientific International*       24,200             961
                                                 -------------
                                                          961
-----------------------------------------------------------------------------
Machinery-Construction & Mining -- 0.8%
JLG Industries                         84,400             972
                                                 -------------
                                                          972
-----------------------------------------------------------------------------

            PBHG Funds

 PBHG Small Cap Fund

Statement of Net Assets
-----------------------------------------------------------------------------
As of September 30, 2003 (Unaudited)

                                                    Market
Description                           Shares      Value (000)
-----------------------------------------------------------------------------
Miscellaneous Manufacturing -- 0.8%
Aptargroup                             24,100    $        884
                                                 -------------
                                                          884
                                                 -------------
Total Industrial (Cost $9,789)                         11,434
                                                 -------------
-----------------------------------------------------------------------------
Services -- 11.1%
Advertising Services -- 0.8%
RH Donnelley                           23,200             937
                                                 -------------
                                                          937
-----------------------------------------------------------------------------
Commercial Services -- 2.4%
Arbitron*                              79,700           2,813
                                                 -------------
                                                        2,813
-----------------------------------------------------------------------------
Commercial Services-Finance -- 2.4%
Coinstar*                             124,300           1,672
National Processing*                   59,700           1,153
                                                 -------------
                                                        2,825
-----------------------------------------------------------------------------
Consulting Services -- 1.1%
PDI*                                   52,600           1,290
                                                 -------------
                                                        1,290
-----------------------------------------------------------------------------
Direct Marketing -- 1.7%
Advo*                                  47,000           1,957
                                                 -------------
                                                        1,957
-----------------------------------------------------------------------------
Human Resources -- 0.3%
Medical Staffing Network Holdings*     47,900             362
                                                 -------------
                                                          362
-----------------------------------------------------------------------------
Rental Auto/Equipment -- 1.1%
Aaron Rents                            57,600           1,207
                                                 -------------
                                                        1,207
-----------------------------------------------------------------------------
Security Services -- 1.3%
Integrated Alarm Services Group*      175,700           1,468
                                                 -------------
                                                        1,468
                                                 -------------
Total Services (Cost $11,046)                          12,859
                                                 -------------
-----------------------------------------------------------------------------
Technology -- 16.0%
Applications Software -- 2.4%
Barra*                                 33,200           1,247
Quest Software*                       124,900           1,511
                                                 -------------
                                                        2,758
-----------------------------------------------------------------------------
Cellular Telecommunications -- 0.6%
Boston Communications Group*           75,600             754
                                                 -------------
                                                          754
-----------------------------------------------------------------------------
Computers-Peripheral Equipment -- 2.4%
Electronics for Imaging*               94,400           2,202
Logitech International-ADR*3           19,400             601
                                                 -------------
                                                        2,803
-----------------------------------------------------------------------------

                                                    Market
Description                           Shares      Value (000)
-----------------------------------------------------------------------------
Data Processing/Management -- 1.5%
Filenet*                               90,400    $      1,814
                                                 -------------
                                                        1,814
-----------------------------------------------------------------------------
Decision Support Software -- 1.0%
NetlQ*                                 94,400           1,127
                                                 -------------
                                                        1,127
-----------------------------------------------------------------------------
Enterprise Software/Services -- 0.6%
Ascential Software*                    35,800             663
                                                 -------------
                                                          663
-----------------------------------------------------------------------------
Networking Products -- 0.4%
Extreme Networks*                      72,200             456
                                                 -------------
                                                          456
-----------------------------------------------------------------------------
Semiconductor Components-Integrated Circuits-- 5.9%
Cypress Semiconductor*                 25,700             455
DSP Group*                             44,500           1,109
Fairchild Semiconductor
   International, Cl A*               131,200           2,175
GlobespanVirata*                      203,300           1,468
Integrated Device Technology*         136,100           1,690
                                                 -------------
                                                        6,897
-----------------------------------------------------------------------------
Semiconductor Equipment -- 0.8%
Veeco Instruments*                     46,300             924
                                                 -------------
                                                          924
-----------------------------------------------------------------------------
Wireless Equipment -- 0.4%
Powerwave Technologies*                67,400             446
                                                 -------------
                                                          446
                                                 -------------
Total Technology (Cost $16,046)                        18,642
                                                 -------------
-----------------------------------------------------------------------------
Transportation -- 0.5%
Airlines -- 0.5%
Skywest                                33,500             580
                                                 -------------
                                                          580
                                                 -------------
Total Transportation (Cost $393)                          580
                                                 -------------
-----------------------------------------------------------------------------
Utilities -- 1.8%
Electric-Integrated -- 0.7%
MGE Energy                             25,800             781
                                                 -------------
                                                          781
-----------------------------------------------------------------------------
Gas-Distribution -- 0.4%
UGI                                    17,000             492
                                                 -------------
                                                          492
-----------------------------------------------------------------------------
                                       48

                                                                      PBHG Funds

                                                             PBHG Small Cap Fund

                                                         Statement of Net Assets
--------------------------------------------------------------------------------
                                            As of September 30, 2003 (Unaudited)

                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
-----------------------------------------------------------------------------
Water -- 0.7%
Philadelphia Suburban                  33,700   $         811
                                                 -------------
                                                          811
                                                 -------------
Total Utilities (Cost $1,594)                           2,084
                                                 -------------
Total Common Stock (Cost $99,469)                     113,682
                                                 -------------
-----------------------------------------------------------------------------
Repurchase Agreement -- 2.3%
Morgan Stanley
   0.80%, dated 09/30/03, matures
   10/01/03, repurchase price
   $2,710,982 (collateralized by
   U.S. Government Obligations:
   total market value $2,769,172)(A)$    2,711          2,711
                                                 -------------
Total Repurchase Agreement (Cost $2,711)                2,711
                                                 -------------
Total Investments-- 100.2% (Cost $102,180)            116,393
                                                 -------------
-----------------------------------------------------------------------------
Other Assets and Liabilities -- (0.2)%
Receivable for Investment Securities Sold               1,255
Payable for Administration Fees                           (15)
Payable for Investment Advisory Fees                     (100)
Payable for Investment Securities Purchased            (1,266)
Other Assets and Liabilities, Net                        (125)
                                                 -------------
Total Other Assets and Liabilities, Net                  (251)
                                                 -------------
-----------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class ($0.001 par value)
   based on 6,898,078 outstanding shares
   of common stock                                    155,057
Fund Shares of Advisor Class ($0.001 par value)
   based on 10,624 outstanding shares
   of common stock                                        208
Fund Shares of Class A ($0.001 par value)
   based on 2,976 outstanding shares
   of common stock                                         50
Fund Shares of Class C ($0.001 par value)
   based on 2,976 outstanding shares
   of common stock                                         50
Accumulated net investment loss                          (437)
Accumulated net realized loss on investments          (52,999)
Unrealized appreciation on investments                 14,213
                                                 -------------
Total Net Assets-- 100.0%                          $  116,142
                                                 -------------


Description
-----------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- PBHG Class
   ($115,864,290/6,898,078 shares)                     $16.80
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Advisor Class
   ($177,445/10,624 shares)                            $16.70
                                                 -------------
Net Asset Value and Redemption
   Price Per Share -- Class A
   ($50,000/2,976 shares)                              $16.80
                                                 -------------
Maximum Offering
   Price Per Share -- Class A
   ($16.80/94.25%)                                     $17.82
Net Asset Value and Offering                     -------------
   Price Per Share -- Class C+
   ($50,000/2,976 shares)                              $16.80
                                                 -------------

* Non-income producing security.
+ Class C shares have a contingent sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
1 Cayman Islands domiciled security traded on the New York Stock Exchange.
2 Bermuda domiciled security traded on the New York Stock Exchange.
3 Switzerland domiciled security traded on the Nasdaq Stock Market.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
REIT -- Real Estate Investment Trust
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

            PBHG Funds

 PBHG Clipper Focus Fund

PBHG Clipper Focus Fund (Unaudited)


          INVESTMENT FOCUS

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|     X     |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Pilgrim Baxter & Associates, Ltd.




                 Average Annual Total Return1 As of September 30, 2003

---------------------------------------------------------------------------------------
                                          One     Annualized  Annualized  Annualized
                               6         Year       3 Year      5 Year     Inception
                            Months2     Return      Return      Return      to Date
---------------------------------------------------------------------------------------
  PBHG Class3                 25.25%      22.15%      10.48%      12.84%      13.26%
---------------------------------------------------------------------------------------
  Advisor Class4              25.17%      22.07%      10.46%      12.82%      13.24%
---------------------------------------------------------------------------------------
  Class A with load5          17.81%      14.72%       7.93%      11.12%      11.55%
---------------------------------------------------------------------------------------
  Class A without load5       25.04%      21.69%      10.09%      12.45%      12.87%
---------------------------------------------------------------------------------------
  Class C with load5          23.56%      19.77%       9.26%      11.60%      12.02%
---------------------------------------------------------------------------------------
  Class C without load5       24.56%      20.77%       9.26%      11.60%      12.02%
---------------------------------------------------------------------------------------

                           Comparison of Change in the
                        Value of a $10,000 Investment in
                         the PBHG Clipper Focus Fund -
                         PBHG Class1 versus the S&P 500
                         Index and the Lipper Multi-Cap
                              Value Funds Average

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                           PBHG Clipper Focus Fund
                                PBHG CLASS                    S&P 500 Index6                Lipper Multi-Cap Value Funds Average7
9/10/98                           $10,000                        $10,000                                  $10,000
9/30/98                           $10,260                        $10,387                                  $10,000
10/31/98                          $11,700                        $11,232                                  $10,789
11/30/98                          $12,040                        $11,913                                  $11,284
12/31/98                          $11,791                        $12,599                                  $11,606
1/31/99                           $11,501                        $13,126                                  $11,660
2/28/99                           $11,290                        $12,718                                  $11,364
3/31/99                           $11,230                        $13,227                                  $11,704
4/30/99                           $12,233                        $13,739                                  $12,672
5/31/99                           $12,203                        $13,415                                  $12,639
6/30/99                           $12,354                        $14,159                                  $13,065
7/31/99                           $12,122                        $13,717                                  $12,693
8/31/99                           $11,971                        $13,649                                  $12,312
9/30/99                           $11,649                        $13,275                                  $11,808
10/31/99                          $11,528                        $14,115                                  $12,201
11/30/99                          $11,447                        $14,402                                  $12,255
12/31/99                          $11,569                        $15,250                                  $12,615
1/31/2000                         $11,046                        $14,484                                  $12,059
2/29/2000                          $9,856                        $14,210                                  $11,536
3/31/2000                         $10,846                        $15,600                                  $12,809
4/30/2000                         $11,207                        $15,131                                  $12,805
5/31/2000                         $11,805                        $14,820                                  $12,942
6/30/2000                         $11,542                        $15,186                                  $12,612
7/31/2000                         $12,039                        $14,948                                  $12,716
8/31/2000                         $12,920                        $15,877                                  $13,533
9/30/2000                         $13,915                        $15,038                                  $13,452
10/31/2000                        $14,758                        $14,975                                  $13,787
11/30/2000                        $15,195                        $13,794                                  $13,263
12/31/2000                        $16,692                        $13,862                                  $14,084
1/31/2001                         $16,445                        $14,354                                  $14,500
2/28/2001                         $16,972                        $13,045                                  $14,092
3/31/2001                         $16,697                        $12,218                                  $13,620
4/30/2001                         $17,171                        $13,168                                  $14,399
5/31/2001                         $17,527                        $13,256                                  $14,683
6/30/2001                         $17,492                        $12,933                                  $14,416
7/31/2001                         $17,341                        $12,806                                  $14,375
8/31/2001                         $17,438                        $12,004                                  $13,874
9/30/2001                         $16,603                        $11,035                                  $12,694
10/31/2001                        $16,776                        $11,246                                  $12,859
11/30/2001                        $18,209                        $12,108                                  $13,640
12/31/2001                        $18,684                        $12,214                                  $13,996
1/31/2002                         $18,955                        $12,036                                  $13,843
2/28/2002                         $19,238                        $11,804                                  $13,755
3/31/2002                         $20,172                        $12,248                                  $14,404
4/30/2002                         $19,730                        $11,505                                  $13,998
5/31/2002                         $20,431                        $11,420                                  $13,956
6/30/2002                         $18,278                        $10,607                                  $12,920
7/31/2002                         $17,528                         $9,780                                  $11,780
8/31/2002                         $18,143                         $9,844                                  $11,910
9/30/2002                         $15,363                         $8,774                                  $10,631
10/31/2002                        $16,236                         $9,547                                  $11,236
11/30/2002                        $17,356                        $10,109                                  $12,045
12/31/2002                        $16,729                         $9,515                                  $11,487
1/31/2003                         $16,274                         $9,265                                  $11,243
2/28/2003                         $15,122                         $9,126                                  $10,938
3/31/2003                         $14,983                         $9,215                                  $10,939
4/30/2003                         $16,476                         $9,974                                  $11,859
5/31/2003                         $18,071                        $10,500                                  $12,732
6/30/2003                         $18,007                        $10,634                                  $12,881
7/31/2003                         $17,995                        $10,821                                  $13,080
8/31/2003                         $18,881                        $11,032                                  $13,424
9/30/2003                         $18,767                        $10,915                                  $13,275

1 The performance data quoted represents past performance and the investment return and the principal value of an investment in the PBHG Clipper Focus Fund will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost. The PBHG Clipper Focus Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since September 30, 2003. Please call 1-800-433-0051 or visit our website at www.pbhgfunds.com for more current investment results. For performance information regarding other share classes please consult your financial adviser. Securities of small and medium sized companies involve greater risk and price volatility than larger, more established companies. Funds that invest in a limited number of securities may involve greater risk than more diversified funds, including a greater potential for volatility. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. Investors considering the PBHG Clipper Focus Fund should have a long-term investment horizon. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money.
2 The six month return has not been annualized.
3 The PBHG Clipper Focus Fund commenced operations on September 10, 1998.
4 The performance shown for the Advisor Class prior to its inception on June 30, 2003, is based on the performance and expenses of the PBHG Class shares without the adjustments of the 0.25% service (12b-1) fee. If the service (12b-1) fee had been deducted, the performance of the Fund would have been lower. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. Subsequent to June 30, 2003, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The cumulative total return of the Advisor Class from its inception date to September 30, 2003 was 4.15%. Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The returns shown are based on the historical performance of the Fund's PBHG
  Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of .25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months.
6 For more information on the S&P 500 Index please see the PBHG Disclosure Notes on page 102.
7 The chart assumes $10,000 invested in the Lipper Multi-Cap Value Funds Average at that month's end, September 30, 1998. For more information on the Lipper Multi-Cap Value Funds Average please see the PBHG Disclosure Notes on page 102.

Sector Weightings at September 30, 2003

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Consumer Cyclical                     7%
Consumer Non-Cyclical                27%
Energy                                4%
Financial                            30%
Health Care                          14%
Industrial                            8%
Services                              8%
Technology                            2%

% of Total Portfolio Investments in Common Stock



Top Ten Common Stock Holdings at September 30, 2003

Freddie Mac                                       9.5%
Tyco International                                8.2%
Fannie Mae                                        7.7%
Altria Group                                      7.2%
Tenet Healthcare                                  6.0%
Electronic Data Systems                           5.4%
American Express                                  5.2%
Kroger                                            5.0%
Kraft Foods, Cl A                                 4.5%
Safeway                                           4.2%
------------------------------------------------------
%   of  Total Portfolio Investments              62.9%

                                                                      PBHG Funds

                                                         PBHG Clipper Focus Fund

                                                         Statement of Net Assets
--------------------------------------------------------------------------------
                                            As of September 30, 2003 (Unaudited)

                                                     Market
Description                           Shares      Value (000)
-----------------------------------------------------------------------------
Common Stock -- 95.1%
Consumer Cyclical -- 6.6%
Multimedia -- 2.1%
AOL Time Warner*                    1,311,900     $    19,823
                                                 -------------
                                                       19,823
-----------------------------------------------------------------------------
Retail-Drug Store -- 1.9%
CVS                                   574,900          17,856
                                                 -------------
                                                       17,856
-----------------------------------------------------------------------------
Retail-Restaurants -- 2.6%
McDonald's                          1,002,900          23,608
                                                 -------------
                                                       23,608
                                                 -------------
Total Consumer Cyclical (Cost $51,997)                 61,287
                                                 -------------
-----------------------------------------------------------------------------
Consumer Non-Cyclical -- 25.6%
Food-Meat Products -- 1.2%
Tyson Foods, Cl A                     774,400          10,942
                                                 -------------
                                                       10,942
-----------------------------------------------------------------------------
Food-Miscellaneous/Diversified -- 6.2%
Kraft Foods, Cl A                   1,367,000          40,326
Sara Lee                              941,700          17,290
                                                 -------------
                                                       57,616
-----------------------------------------------------------------------------
Food-Retail -- 8.7%
Kroger*                             2,489,900          44,494
Safeway*                            1,623,100          37,234
                                                 -------------
                                                       81,728
-----------------------------------------------------------------------------
Tobacco -- 9.5%
Altria Group                        1,451,700          63,585
UST                                   727,800          25,604
                                                 -------------
                                                       89,189
                                                 -------------
Total Consumer Non-Cyclical (Cost $257,905)           239,475
                                                 -------------
-----------------------------------------------------------------------------
Energy -- 3.6%
Pipelines -- 3.6%
El Paso                             4,566,600          33,336
                                                 -------------
                                                       33,336
                                                 -------------
Total Energy (Cost $27,374)                            33,336
                                                 -------------
-----------------------------------------------------------------------------
Financial -- 28.5%
Finance-Credit Card -- 4.9%
American Express                    1,017,600          45,853
                                                 -------------
                                                       45,853
-----------------------------------------------------------------------------
Finance-Investment Banker/Broker -- 1.9%
Merrill Lynch                         337,400          18,061
                                                 -------------
                                                       18,061
-----------------------------------------------------------------------------



                                                     Market
Description                           Shares       Value (000)
-----------------------------------------------------------------------------
Finance-Mortgage Loan/Banker -- 16.4%
Fannie Mae                            969,000     $    68,024
Freddie Mac                         1,619,500          84,781
                                                 -------------
                                                      152,805
-----------------------------------------------------------------------------
Multi-Line Insurance -- 1.0%
Old Republic International            293,500           9,712
                                                 -------------
                                                        9,712
-----------------------------------------------------------------------------
REITS-Apartments -- 3.6%
Apartment Investment &
   Management, Cl A                   342,600          13,485
Equity Residential                    703,200          20,589
                                                 -------------
                                                       34,074
-----------------------------------------------------------------------------
REITS-Office Property -- 0.7%
Equity Office Properties Trust        222,900           6,137
                                                 -------------
                                                        6,137
                                                 -------------
Total Financial (Cost $267,533)                       266,642
                                                 -------------
-----------------------------------------------------------------------------
Health Care -- 13.5%
Medical-Drugs -- 4.9%
Pfizer                                915,100          27,801
Wyeth                                 394,100          18,168
                                                 -------------
                                                       45,969
-----------------------------------------------------------------------------
Medical-Hospitals -- 8.6%
HCA                                   735,000          27,092
Tenet Healthcare*                   3,677,000          53,243
                                                 -------------
                                                       80,335
                                                 -------------
Total Health Care (Cost $121,632)                     126,304
                                                 -------------
-----------------------------------------------------------------------------
Industrial -- 7.8%
Diversified Manufacturing Operations-- 7.8%
Tyco International1                 3,558,500          72,700
                                                 -------------
                                                       72,700
                                                 -------------
Total Industrial (Cost $50,397)                        72,700
                                                 -------------
-----------------------------------------------------------------------------
Services -- 7.5%
Advertising Agencies -- 2.3%
Interpublic Group                   1,550,400          21,891
                                                 -------------
                                                       21,891
-----------------------------------------------------------------------------
Computer Services -- 5.2%
Electronic Data Systems             2,383,800          48,153
                                                 -------------
                                                       48,153
                                                 -------------
Total Services (Cost $77,765)                          70,044
                                                 -------------
-----------------------------------------------------------------------------

            PBHG Funds

 PBHG Clipper Focus Fund

Statement of Net Assets
As of September 30, 2003 (Unaudited)

                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
-----------------------------------------------------------------------------
Technology -- 2.0%
Office Automation & Equipment -- 2.0%
Pitney Bowes                          486,500    $     18,643
                                                 -------------
                                                       18,643
                                                 -------------
Total Technology (Cost $16,925)                        18,643
                                                 -------------
Total Common Stock (Cost $871,528)                    888,431
                                                 -------------
-----------------------------------------------------------------------------
Repurchase Agreement -- 4.7%
Barclays
   1.03%, dated 09/30/03, matures
   10/01/03, repurchase price
   $44,324,235 (collateralized by
   U.S. Government Obligations:
   total market value $45,210,754)(A)$  44,323         44,323
                                                 -------------
Total Repurchase Agreement (Cost $44,323)              44,323
                                                 -------------
Total Investments-- 99.8% (Cost $915,851)             932,754
                                                 -------------
-----------------------------------------------------------------------------
Other Assets and Liabilities -- 0.2%
Payable for Administration Fees                          (116)
Payable for Investment Advisory Fees                     (775)
Other Assets and Liabilities, Net                       2,512
                                                 -------------
Total Other Assets and Liabilities, Net                 1,621
                                                 -------------
-----------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class ($0.001 par value)
   based on 62,998,497 outstanding shares
   of common stock                                    924,536
Fund Shares of Advisor Class ($0.001 par value)
   based on 3,523 outstanding shares
   of common stock                                         50
Fund Shares of Class A ($0.001 par value)
   based on 6,598 outstanding shares
   of common stock                                         96
Fund Shares of Class C ($0.001 par value)
   based on 8,610 outstanding shares
   of common stock                                        125
Undistributed net investment income                     2,839
Accumulated net realized loss on investments          (10,174)
Unrealized appreciation on investments                 16,903
                                                 -------------
Total Net Assets-- 100.0%                         $   934,375
                                                 -------------


Description
-----------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- PBHG Class
   ($934,097,581/62,998,497 shares)                    $14.83
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Advisor Class
   ($52,208/3,523 shares)                              $14.82
                                                 -------------
Net Asset Value and Redemption
   Price Per Share -- Class A
   ($97,790/6,598 shares)                              $14.82
                                                 -------------
Maximum Offering
   Price Per Share -- Class A
   ($14.82/94.25%)                                     $15.72
                                                 -------------
Net Asset Value and Offering
   Price Per Share -- Class C+
   ($127,443/8,610 shares)                             $14.80
                                                 -------------

* Non-income producing security.
+ Class C shares have a contingent sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
1 Bermuda domiciled security traded on the New York Stock Exchange.
(A) -- Tri-party repurchase agreement
Cl -- Class
REIT -- Real Estate Investment Trust
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

                                                                      PBHG Funds

                                                       PBHG Small Cap Value Fund

                                           PBHG Small Cap Value Fund (Unaudited)




          INVESTMENT FOCUS

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|      X    |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Pilgrim Baxter & Associates, Ltd.


                           Comparison of Change in the
                         Value of a $10,000 Investment
                          in the PBHG Small Cap Value
                          Fund - PBHG Class1 versus the
                        Russell 2000(R) Value Index and
                           the Lipper Small-Cap Core
                                 Funds Average

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]


                         PBHG Small Cap Value                    Russell 2000(R)                          Lipper Small-Cap Core
                           Fund - PBHG Class                       Value Index6                             Funds Average6
7/31/2000                        $10,000                               $10,000                                 $10,000
8/31/2000                         10,942                                10,447                                  10,829
9/30/2000                         11,092                                10,388                                  10,595
10/31/2000                        11,102                                10,351                                  10,329
11/30/2000                        10,491                                10,140                                   9,448
12/31/2000                        11,824                                11,230                                  10,355
1/31/2001                         12,174                                11,540                                  10,855
2/28/2001                         11,974                                11,524                                  10,283
3/31/2001                         11,864                                11,339                                   9,797
4/30/2001                         12,355                                11,864                                  10,590
5/31/2001                         13,337                                12,169                                  10,940
6/30/2001                         13,818                                12,658                                  11,218
7/31/2001                         13,687                                12,375                                  10,945
8/31/2001                         13,437                                12,332                                  10,642
9/30/2001                         12,265                                10,971                                   9,314
10/31/2001                        12,685                                11,257                                   9,792
11/30/2001                        13,206                                12,066                                  10,454
12/31/2001                        13,908                                12,805                                  11,112
1/31/2002                         13,918                                12,975                                  11,060
2/28/2002                         14,519                                13,054                                  10,880
3/31/2002                         15,441                                14,031                                  11,717
4/30/2002                         15,812                                14,525                                  11,834
5/31/2002                         15,681                                14,045                                  11,418
6/30/2002                         15,681                                13,734                                  10,836
7/31/2002                         14,178                                11,693                                   9,380
8/31/2002                         14,248                                11,641                                   9,416
9/30/2002                         13,196                                10,810                                   8,749
10/31/2002                        13,587                                10,972                                   8,988
11/30/2002                        13,848                                11,848                                   9,608
12/31/2002                        13,788                                11,342                                   9,206
1/31/2003                         13,627                                11,022                                   8,949
2/28/2003                         13,066                                10,652                                   8,671
3/31/2003                         13,257                                10,766                                   8,753
4/30/2003                         14,248                                11,788                                   9,499
5/31/2003                         15,210                                12,912                                  10,642
7/31/2003                         16,230                                13,871                                  11,197
8/31/2003                         16,811                                14,398                                  11,712
9/30/2003                         16,721                                14,233                                  11,526

1 The performance data quoted represents past performance and the investment return and the principal value of an investment in the PBHG Small Cap Value Fund will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost. The PBHG Small Cap Value Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance figures quoted may be lower at this time due to recent market volatility. Securities of small sized companies involve greater risk and price volatility than larger, more established companies. Investors considering the PBHG Small Cap Value Fund should have a long-term investment horizon. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. The performance results are subject to change since September 30, 2003. Please call 1-800-433-0051 or visit our website at www.pbhgfunds.com for more current investment results. For performance information regarding other share classes please consult your financial adviser.
2  The The six month return has not been annualized.
3 The PBHG Small Cap Value Fund - PBHG Class commenced operations on July 25,
  2003. Prior to July 28, 2003, the PBHG Class shares of PBHG Small Cap Value Fund (the "Fund") were known as the TS&W Small Cap Value Fund, LLC (the "LLC"). On July 25, 2003, the Fund acquired the assets of the LLC. The LLC was managed by Thompson, Siegel & Walmsley, Inc., the Fund's sub-adviser. The investment goal, strategies and policies of the Fund are substantially similar to those of the predecessor LLC. However, the predecessor LLC was not registered under the 1940 Act nor was it subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code, which, if applicable, may have adversely affected the performance results. The performance information shown prior to July 28, 2003 are based on the historical performance of the Fund's predecessor entity (whose inception date was July 31, 2000) which have been restated to reflect the higher expenses applicable to the PBHG Class shares.
4 Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C and PBHG Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months.
5 For more information on the Russell 2000(R) Value Index please see the PBHG
  Disclosure Notes on page 102.
6 The chart assumes $10,000 invested in the Lipper Small-Cap Core Funds Average at that month's end, April 30, 1997. For more information on the Lipper Small-Cap Core Funds Average please see the PBHG Disclosure Notes on page 102.

Sector Weightings at September 30, 2003

[PIE CHART OMITTED]

Basic Materials                      6%
Consumer Cyclical                   12%
Consumer Non-Cyclical                2%
Energy                               9%
Financial                           22%
Health Care                          7%
Industrial                          18%
Services                             7%
Technology                          10%
Transportation                       3%
Utilities                            4%

% of Total Portfolio Investments in Common Stock


Top Ten Common Stock Holdings at September 30, 2003

Engineered Support Systems                        2.6%
UCBH Holdings                                     2.6%
Aaron Rents                                       2.4%
Actuant, Cl A                                     2.4%
ESCO Technologies                                 2.4%
Respironics                                       2.3%
Parkway Properties                                2.2%
Oriental Financial Group                          2.2%
Energen                                           2.2%
MTS Systems                                       2.1%
------------------------------------------------------
%   of  Total Portfolio Investments              23.4%

            PBHG Funds

PBHG Small Cap Value Fund

Statement of Net Assets

As of September 30, 2003 (Unaudited)

                                                     Market
Description                           Shares      Value (000)
-----------------------------------------------------------------------------
Common Stock -- 95.4%
Basic Materials -- 6.4%
Coatings/Paint -- 1.1%
RPM International                      15,700   $         205
                                                 -------------
                                                          205
-----------------------------------------------------------------------------
Containers-Metal/Glass -- 0.6%
Crown Holdings*                        17,000             115
                                                 -------------
                                                          115
-----------------------------------------------------------------------------
Industrial Gases -- 1.9%
Airgas                                 19,700             351
                                                 -------------
                                                          351
-----------------------------------------------------------------------------
Paper & Related Products -- 2.8%
Rock-Tenn, Cl A                        13,800             201
Schweitzer-Manduit International       12,400             313
                                                 -------------
                                                          514
                                                 -------------
Total Basic Materials (Cost $1,191)                     1,185
                                                 -------------
-----------------------------------------------------------------------------
Consumer Cyclical -- 11.6%
Casino Services -- 1.9%
Scientific Games, Cl A*                31,700             362
                                                 -------------
                                                          362
-----------------------------------------------------------------------------
Retail-Apparel/Shoe -- 2.5%
Jos A Bank Clothiers*                   5,600             246
Shoe Carnival*                         15,600             223
                                                 -------------
                                                          469
-----------------------------------------------------------------------------
Retail-Convenience Store -- 1.4%
7-Eleven*                              19,600             269
                                                 -------------
                                                          269
-----------------------------------------------------------------------------
Retail-Home Furnishings -- 1.3%
Pier 1 Imports                         12,400             239
                                                 -------------
                                                          239
-----------------------------------------------------------------------------
Retail-Pawn Shops -- 1.2%
Cash America International             13,200             217
                                                 -------------
                                                          217
-----------------------------------------------------------------------------
Retail-Petroleum Products -- 1.7%
World Fuel Services                    11,300             317
                                                 -------------
                                                          317
-----------------------------------------------------------------------------
Retail-Restaurants -- 1.6%
Bob Evans                              10,800             288
                                                 -------------
                                                          288
                                                 -------------
Total Consumer Cyclical (Cost $1,699)                   2,161
                                                 -------------
-----------------------------------------------------------------------------

                                                   Market
Description                           Shares      Value (000)
-----------------------------------------------------------------------------
Consumer Non-Cyclical -- 1.7%
Poultry -- 1.7%
Sanderson Farms                        10,000    $        314
                                                 -------------
                                                          314
                                                 -------------
Total Consumer Non-Cyclical (Cost $241)                   314
                                                 -------------
-----------------------------------------------------------------------------
Energy -- 8.4%
Energy-Alternate Sources -- 1.1%
Headwaters*                            13,200             212
                                                 -------------
                                                          212
-----------------------------------------------------------------------------
Oil Companies-Exploration & Production-- 6.3%
Berry Petroleum, Cl A                   9,200             168
Comstock Resources*                    20,900             279
Houston Exploration*                    4,800             169
Magnum Hunter Resources*               20,800             166
Penn Virgina                            5,300             234
Stone Energy*                           4,294             152
                                                 -------------
                                                        1,168
-----------------------------------------------------------------------------
Oil Refining & Marketing -- 1.0%
Tesoro Petroleum*                      22,200             188
                                                 -------------
                                                          188
                                                 -------------
Total Energy (Cost $1,457)                              1,568
                                                 -------------
-----------------------------------------------------------------------------
Financial -- 21.0%
Commercial Banks-Central US -- 2.0%
Wintrust Financial                      9,750             367
                                                 -------------
                                                          367
-----------------------------------------------------------------------------
Commercial Banks-Eastern US -- 2.0%
Sterling Bancorp                       13,605             366
                                                 -------------
                                                          366
-----------------------------------------------------------------------------
Commercial Banks-Southern US -- 2.1%
Oriental Financial Group               16,325             396
                                                 -------------
                                                          396
-----------------------------------------------------------------------------
Commercial Banks-Western US -- 4.2%
Columbia Bancorp                        8,940             129
CVB Financial                          11,100             211
UCBH Holdings                          15,000             453
                                                 -------------
                                                          793
-----------------------------------------------------------------------------
Insurance Brokers -- 1.3%
Hilb Rogal & Hamilton                   8,000             248
                                                 -------------
                                                          248
-----------------------------------------------------------------------------
Property/Casualty Insurance -- 3.1%
Fpic Insurance Group*                  16,000             241
Landamerica Financial Group             7,500             344
                                                 -------------
                                                          585
-----------------------------------------------------------------------------

                                                                      PBHG Funds

                                                       PBHG Small Cap Value Fund

                                                         Statement of Net Assets
--------------------------------------------------------------------------------
                                            As of September 30, 2003 (Unaudited)

                                                    Market
Description                           Shares      Value (000)
-----------------------------------------------------------------------------
REITS-Diversified -- 1.3%
Correctional Properties Trust           9,500    $        237
                                                 -------------
                                                          237
-----------------------------------------------------------------------------
REITS-Office Property -- 2.1%
Parkway Properties                      9,100             398
                                                 -------------
                                                          398
-----------------------------------------------------------------------------
S&L/Thrifts-Eastern US -- 1.6%
Dime Community Bancshares              12,775             294
                                                 -------------
                                                          294
-----------------------------------------------------------------------------
S&L/Thrifts-Southern US -- 1.3%
First Financial Holdings                7,800             235
                                                 -------------
                                                          235
                                                 -------------
Total Financial (Cost $3,102)                           3,919
                                                 -------------
-----------------------------------------------------------------------------
Health Care -- 6.4%
Diagnostic Equipment -- 1.2%
Immucor*                                8,300             224
                                                 -------------
                                                          224
-----------------------------------------------------------------------------
Medical-Biomedical/Genetic -- 1.0%
Bio Rad Labs, Cl A*                     3,500             178
                                                 -------------
                                                          178
-----------------------------------------------------------------------------
Medical-HMO -- 2.0%
Pacificare Health Systems*              7,700             376
                                                 -------------
                                                          376
-----------------------------------------------------------------------------
Respiratory Products -- 2.2%
Respironics*                            9,800             409
                                                 -------------
                                                          409
                                                 -------------
Total Health Care (Cost $837)                           1,187
                                                 -------------
-----------------------------------------------------------------------------
Industrial -- 17.2%
Aerospace/Defense -- 1.9%
Curtiss-Wright                          2,400             170
Herley Industries*                     10,000             175
                                                 -------------
                                                          345
-----------------------------------------------------------------------------
Building-Heavy Construction -- 1.2%
Chicago Bridge & Iron1                  8,200             223
                                                 -------------
                                                          223
-----------------------------------------------------------------------------
Diversified Manufacturing Operations-- 4.6%
Actuant, Cl A*                          7,700             432
ESCO Technologies                       9,500             430
                                                 -------------
                                                          862
-----------------------------------------------------------------------------
Electronic Measuring Instruments -- 1.6%
Flir Systems*                          11,400             292
                                                 -------------
                                                          292
-----------------------------------------------------------------------------


                                                     Market
Description                            Shares     Value (000)
-----------------------------------------------------------------------------
Electronics-Military -- 2.5%
Engineered Support Systems              7,600    $        460
                                                 -------------
                                                          460
-----------------------------------------------------------------------------
Engines-Internal Combustion -- 1.7%
Briggs & Stratton                       5,500             323
                                                 -------------
                                                          323
-----------------------------------------------------------------------------
Filtration/Separation Products -- 1.3%
Clarcor                                 6,300             246
                                                 -------------
                                                          246
-----------------------------------------------------------------------------
Gold Mining -- 0.8%
Royal Gold                              8,400             154
                                                 -------------
                                                          154
-----------------------------------------------------------------------------
Machinery-General Industry -- 1.6%
Kadant*                                16,000             306
                                                 -------------
                                                          306
                                                 -------------
Total Industrial (Cost $2,407)                          3,211
                                                 -------------
-----------------------------------------------------------------------------
Services -- 6.6%
Commercial Services -- 1.8%
Arbitron*                               9,700             342
                                                 -------------
                                                          342
-----------------------------------------------------------------------------
Consulting Services -- 1.2%
Right Management Consultants*          11,850             214
                                                 -------------
                                                          214
-----------------------------------------------------------------------------
Rental Auto/Equipment -- 2.3%
Aaron Rents                            20,650             433
                                                 -------------
                                                          433
-----------------------------------------------------------------------------
Research & Development -- 1.3%
Pharmaceutical Product Development*    10,400             250
                                                 -------------
                                                          250
                                                 -------------
Total Services (Cost $1,097)                            1,239
                                                 -------------
-----------------------------------------------------------------------------
Technology -- 9.3%
Computer Aided Design -- 2.0%
Ansys*                                 10,500             373
                                                 -------------
                                                          373
-----------------------------------------------------------------------------
Computers-Integrated Systems -- 2.0%
MTS Systems                            24,700             376
                                                 -------------
                                                          376
-----------------------------------------------------------------------------
Electronic Components-Miscellaneous-- 1.6%
NAM TAI Electronics2                   10,900             296
                                                 -------------
                                                          296
-----------------------------------------------------------------------------

            PBHG Funds

PBHG Small Cap Value Fund

Statement of Net Assets
-----------------------------------------------------------------------------
As of September 30, 2003 (Unaudited)

                                                     Market
Description                            Shares     Value (000)
-----------------------------------------------------------------------------
Semiconductor Components-Integrated Circuits-- 0.8%
White Electronic Designs*              13,100    $        141
                                                 -------------
                                                          141
-----------------------------------------------------------------------------
Enterprise Software/Services -- 1.2%
Mantech International, Cl A*            9,100             226
                                                 -------------
                                                          226
-----------------------------------------------------------------------------
Identification Systems/Development-- 1.1%
Fargo Electronics*                     17,000             214
                                                 -------------
                                                          214
-----------------------------------------------------------------------------
Transactional Software -- 0.6%
Transaction Systems Architects*         6,200             103
                                                 -------------
                                                          103
                                                 -------------
Total Technology (Cost $1,059)                          1,729
                                                 -------------
-----------------------------------------------------------------------------
Transportation -- 2.8%
Transport-Marine -- 1.4%
General Maritime*3                     22,800             261
                                                 -------------
                                                          261
-----------------------------------------------------------------------------
Transportation-Services -- 1.4%
Offshore Logistics*                    12,700             258
                                                 -------------
                                                          258
                                                 -------------
Total Transportation (Cost $550)                          519
                                                 -------------
-----------------------------------------------------------------------------
Utilities -- 4.0%
Gas-Distribution -- 4.0%
Energen*                               10,700             387
UGI                                    12,500             362
                                                 -------------
                                                          749
                                                 -------------
Total Utilities (Cost $602)                               749
                                                 -------------
Total Common Stock (Cost $14,242)                      17,781
                                                 -------------
-----------------------------------------------------------------------------
Investment Company -- 1.0%
Index Fund-Small Cap -- 1.0%
iShares Russell 2000 Value Index Fund   1,300             180
                                                 -------------
                                                          180
                                                 -------------
Total Investment Company (Cost $181)                      180
                                                 -------------
----------------------------------------------------------------------------
Warrants -- 0.0%
Magnum Hunter Resources, expire 03/21/05*2,740              1
                                                 -------------
                                                            1
                                                 -------------
Total Warrants (Cost $3)                                    1
                                                 -------------
-----------------------------------------------------------------------------

                                        Face         Market
Description                         Amount (000)   Value (000)
-----------------------------------------------------------------------------
Repurchase Agreement -- 6.4%
Morgan Stanley
   0.80%, dated 09/30/03, matures
   10/01/03, repurchase price
   $1,198,326 (collateralized by
   U.S. Government Obligations:
   total market value $1,224,046)(A)  $ 1,198    $      1,198
                                                 -------------
Total Repurchase Agreement (Cost $1,198)                1,198
                                                 -------------
Total Investments-- 102.8% (Cost $15,624)              19,160
                                                 -------------
----------------------------------------------------------------------------
Other Assets and Liabilities -- (2.8)%
Payable for Administration Fees                            (2)
Payable for Investment Advisory Fees                      (14)
Payable for Investment Securities Purchased              (689)
Other Assets and Liabilities, Net                         185
                                                 -------------
Total Other Assets and Liabilities, Net                  (520)
                                                 -------------
-----------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class ($0.001 par value)
   based on 1,104,277 outstanding shares
   of common stock                                     14,578
Fund Shares of Class A ($0.001 par value)
   based on 6,173 outstanding shares
   of common stock                                        100
Fund Shares of Class C ($0.001 par value)
   based on 6,173 outstanding shares
   of common stock                                        100
Accumulated net investment loss                            (5)
Accumulated net realized gain on investments              331
Unrealized appreciation on investments                  3,536
                                                 -------------
Total Net Assets-- 100.0%                        $     18,640
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- PBHG Class
   ($18,434,432/1,104,277 shares)                      $16.69
                                                 -------------
Net Asset Value and Redemption
   Price Per Share -- Class A
   ($102,984/6,173 shares)                             $16.68
                                                 -------------
Maximum Offering
   Price Per Share -- Class A
   ($16.68/94.25%)                                     $17.70
                                                 -------------
Net Asset Value and Offering
   Price Per Share -- Class C+
   ($102,845/6,173 shares)                             $16.66
                                                 -------------
* Non-income producing security.
+ Class C shares have a contingent sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
1 Netherlands domiciled security traded on the New York Stock Exchange.
2 British Virgin Islands domiciled security traded on the New York Stock
  Exchange.
3 Marshall Island domiciled security traded on the New York Stock Exchange.
(A) -- Tri-party repurchase agreement
Cl -- Class
REIT -- Real Estate Investment Trust
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

                                                                      PBHG Funds

                                                                  PBHG REIT Fund

                                                      PBHG REIT Fund (Unaudited)



          INVESTMENT FOCUS

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|       X   |           |          |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Pilgrim Baxter & Associates, Ltd.


                           Comparison of Change in the
                         Value of a $10,000 Investment
                          in the PBHG REIT Fund - PBHG
                           Class1 versus the S&P 500
                          Index, Wilshire Real Estate
                        Securities Index and the Lipper
                           Real Estate Funds Average

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                    PBHG REIT Fund         Wilshire Real Estate                                       Lipper Real Estate
                    - PBHG Class            Securities Index6              S&P 500 Index6               Funds Average7
3/13/89                $10,000                      $10,000                       $10,000                        $10,000
3/31/89                  9,960                       10,000                        10,000                         10,000
4/30/89                 10,140                       10,182                        10,519                         10,218
5/31/89                 10,170                       10,357                        10,893                         10,293
6/30/89                 10,281                       10,473                        10,881                         10,419
7/31/89                 10,747                       10,804                        11,863                         10,908
8/31/89                 10,706                       10,690                        12,094                         10,943
9/30/89                 10,481                       10,666                        12,045                         10,957
10/31/89                10,308                       10,133                        11,765                         10,657
11/30/89                10,121                        9,982                        12,004                         10,658
12/31/89                 9,944                        9,978                        12,292                         10,744
1/31/90                  9,833                        9,508                        11,467                         10,415
2/28/90                  9,769                        9,504                        11,615                         10,385
3/31/90                  9,598                        9,482                        11,923                         10,423
4/30/90                  9,718                        9,298                        11,625                         10,234
5/31/90                  9,392                        9,275                        12,672                         10,467
7/31/90                  9,489                        8,920                        12,632                         10,551
8/31/90                  8,714                        7,878                        11,490                          9,688
9/30/90                  7,740                        6,965                        10,931                          8,962
10/31/90                 7,313                        6,463                        10,884                          8,845
11/30/90                 7,789                        6,726                        11,588                          9,177
12/31/90                 7,741                        6,640                        11,911                          9,222
1/31/91                  8,715                        7,286                        12,429                          9,962
2/28/91                  8,968                        7,714                        13,318                         10,498
3/31/91                  9,523                        8,401                        13,641                         11,063
4/30/91                  9,534                        8,333                        13,673                         11,208
5/31/91                  9,698                        8,462                        14,263                         11,338
6/30/91                  9,534                        8,045                        13,610                         10,995
7/31/91                  9,499                        8,011                        14,244                         11,159
8/31/91                  9,226                        7,915                        14,581                         11,108
9/30/91                  9,253                        7,824                        14,337                         11,342
10/31/91                 9,012                        7,648                        14,530                         11,205
11/30/91                 8,879                        7,394                        13,945                         11,064
12/31/91                 9,564                        7,970                        15,539                         12,001
1/31/92                 10,116                        8,345                        15,250                         12,444
2/29/92                  9,920                        8,324                        15,447                         12,250
3/31/92                  9,910                        8,144                        15,147                         12,088
4/30/92                  9,749                        8,009                        15,592                         12,001
5/31/92                 10,097                        8,041                        15,669                         12,449
6/30/92                  9,924                        7,799                        15,436                         12,237
7/31/92                 10,314                        7,828                        16,066                         12,583
8/31/92                 10,365                        7,710                        15,738                         12,722
9/30/92                 10,594                        8,003                        15,922                         12,968
10/31/92                10,799                        8,088                        15,977                         13,147
11/30/92                10,722                        8,158                        16,522                         13,291
12/31/92                11,273                        8,559                        16,724                         13,923
1/31/93                 11,959                        9,154                        16,863                         14,561
2/28/93                 12,658                        9,597                        17,093                         15,114
3/31/93                 13,861                       10,241                        17,454                         16,104
4/30/93                 12,986                        9,661                        17,032                         15,615
5/31/93                 12,751                        9,509                        17,487                         15,541
6/30/93                 13,104                        9,758                        17,539                         15,837
7/31/93                 13,460                        9,956                        17,468                         16,187
8/31/93                 13,724                       10,163                        18,131                         16,646
9/30/93                 14,594                       10,624                        17,992                         17,369
10/31/93                14,274                       10,325                        18,364                         17,270
11/30/93                13,101                        9,875                        18,189                         16,374
12/31/93                13,538                        9,863                        18,409                         16,878
1/31/94                 13,697                       10,159                        19,035                         17,070
2/28/94                 14,536                       10,574                        18,518                         17,668
3/31/94                 14,031                       10,085                        17,711                         17,083
4/30/94                 14,192                       10,198                        17,938                         17,209
5/31/94                 14,529                       10,410                        18,232                         17,273
6/30/94                 13,983                       10,205                        17,785                         16,872
7/31/94                 13,820                       10,228                        18,369                         16,808
8/31/94                 13,894                       10,221                        19,122                         16,968
9/30/94                 13,855                       10,050                        18,655                         16,676
10/31/94                13,164                        9,683                        19,074                         16,094
11/30/94                12,624                        9,304                        18,379                         15,503
12/31/94                13,945                       10,025                        18,652                         16,798
1/31/95                 13,189                        9,701                        19,135                         16,249
2/28/95                 13,256                       10,005                        19,881                         16,444
3/31/95                 13,312                       10,063                        20,468                         16,486
4/30/95                 13,107                        9,990                        21,071                         16,331
5/31/95                 13,654                       10,321                        21,913                         17,045
6/30/95                 13,830                       10,501                        22,422                         17,398
7/31/95                 14,143                       10,670                        23,165                         17,765
8/31/95                 14,317                       10,800                        23,224                         17,999
9/30/95                 14,759                       10,999                        24,204                         18,417
10/31/95                14,266                       10,658                        24,117                         17,920
11/30/95                14,459                       10,769                        25,176                         18,045
12/31/95                15,461                       11,393                        25,661                         19,301
1/31/96                 15,479                       11,550                        26,534                         19,560
2/29/96                 15,747                       11,779                        26,780                         19,757
3/31/96                 15,933                       11,875                        27,038                         19,787
4/30/96                 15,951                       11,928                        27,437                         19,767
5/31/96                 16,350                       12,194                        281,44                         20,267
6/30/96                 16,707                       12,438                        28,251                         20,596
7/31/96                 16,634                       12,327                        27,003                         20,513
8/31/96                 17,405                       12,851                        27,573                         21,410
9/30/96                 17,878                       13,172                        29,125                         21,968
10/31/96                18,324                       13,529                        29,928                         22,452
11/30/96                19,272                       14,091                        32,190                         23,464
12/31/96                21,345                       15,594                        31,553                         25,794
1/31/97                 21,540                       15,817                        33,524                         26,158
2/28/97                 21,638                       15,827                        33,787                         26,221
3/31/97                 21,879                       15,881                        32,398                         26,284
4/30/97                 20,975                       15,368                        34,332                         25,361
5/31/97                 21,564                       15,826                        36,423                         26,150
6/30/97                 22,716                       16,610                        38,055                         27,614
7/31/97                 23,570                       17,157                        41,082                         28,785
8/31/97                 23,471                       17,030                        38,781                         28,656
9/30/97                 25,309                       18,709                        40,905                         31,389
10/31/97                24,788                       17,914                        39,539                         30,441
11/30/97                25,008                       18,274                        41,369                         30,810
12/31/97                25,854                       18,682                        42,079                         31,580
1/31/98                 25,534                       18,418                        42,545                         31,106
2/28/98                 25,361                       18,182                        45,613                         31,025
3/31/98                 26,131                       18,541                        47,949                         31,758
4/30/98                 25,236                       17,957                        48,432                         30,767
5/31/98                 24,589                       17,784                        47,599                         30,312
6/30/98                 24,291                       17,690                        49,533                         29,957
7/31/98                 23,162                       16,459                        49,005                         28,091
8/31/98                 21,079                       14,749                        41,920                         25,164
9/30/98                 22,108                       15,575                        44,606                         26,454
10/31/98                21,259                       15,361                        48,234                         26,216
11/30/98                21,794                       15,650                        51,157                         26,767
12/31/98                21,946                       15,426                        54,105                         26,612
1/31/99                 21,361                       15,091                        56,368                         26,021
2/28/99                 20,826                       14,972                        54,616                         25,664
3/31/99                 20,750                       14,891                        56,801                         25,441
4/30/99                 22,647                       16,479                        59,001                         28,133
5/31/99                 23,577                       16,757                        57,607                         28,726
6/30/99                 23,293                       16,472                        60,804                         28,442
7/31/99                 22,392                       15,842                        58,906                         27,398
8/31/99                 22,313                       15,604                        58,614                         26,943
9/30/99                 21,978                       14,900                        57,008                         25,882
10/31/99                21,287                       14,623                        60,615                         25,299
11/30/99                20,729                       14,393                        61,847                         25,039
12/31/99                21,692                       14,935                        65,490                         26,048
1/31/2000               21,530                       14,996                        62,199                         25,884
2/29/2000               21,018                       14,709                        61,022                         25,420
3/31/2000               21,910                       15,354                        66,992                         26,564
4/30/2000               23,221                       16,448                        64,976                         27,970
5/31/2000               23,331                       16,646                        63,643                         28,269
6/30/2000               24,254                       17,207                        65,212                         29,414
7/31/2000               25,888                       18,752                        64,193                         31,649
8/31/2000               25,085                       18,077                        68,180                         30,839
9/30/2000               26,005                       18,664                        64,580                         31,897
10/31/2000              24,800                       17,854                        64,307                         30,471
11/30/2000              25,444                       18,256                        59,237                         30,910
12/31/2000              27,094                       19,525                        59,527                         32,934
1/31/2001               26,980                       19,720                        61,639                         33,092
2/28/2001               26,414                       19,310                        56,019                         32,599
3/31/2001               26,299                       19,325                        52,470                         32,407
4/30/2001               26,701                       19,785                        56,548                         33,159
5/31/2001               27,303                       20,339                        56,926                         33,799
6/30/2001               28,907                       21,432                        55,541                         35,560
7/31/2001               28,502                       21,003                        54,994                         34,998
8/31/2001               29,545                       21,736                        51,551                         36,030
9/30/2001               27,933                       20,447                        47,389                         34,449
10/31/2001              27,198                       19,682                        48,292                         33,429
11/30/2001              28,933                       20,958                        51,997                         35,131
12/31/2001              29,913                       21,565                        52,452                         36,097
1/31/2002               30,118                       21,658                        51,687                         36,151
2/28/2002               30,936                       22,154                        50,690                         36,830
3/31/2002               32,939                       23,517                        52,596                         38,919
4/30/2002               33,042                       23,658                        49,407                         39,495
5/31/2002               33,180                       23,897                        49,043                         40,044
6/30/2002               33,712                       24,387                        45,550                         40,861
7/31/2002               31,596                       22,877                        41,999                         38,687
8/31/2002               31,388                       22,886                        42,275                         38,710
9/30/2002               30,002                       21,875                        37,681                         37,224
10/31/2002              28,481                       20,787                        40,997                         35,768
11/30/2002              29,967                       21,816                        43,410                         37,210
12/31/2002              30,690                       22,135                        40,859                         37,619
1/31/2003               29,965                       21,489                        39,789                         36,720
2/28/2003               30,423                       21,805                        39,192                         37,278
3/31/2003               31,052                       22,358                        39,573                         38,031
4/30/2003               32,516                       23,300                        42,832                         39,583
5/31/2003               34,288                       24,637                        45,089                         41,815
6/30/2003               35,048                       25,108                        45,666                         42,760
7/31/2003               37,030                       26,564                        46,471                         44,795
8/31/2003               37,341                       26,848                        47,376                         45,261
9/30/2003              $38,552                      $27,753                       $46,873                        $46,759

1 The performance data quoted represents past performance and the investment return and the principal value of an investment in the PBHG REIT Fund will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost. The PBHG REIT Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since September 30, 2003. Please call 1-800-433-0051 or visit our website at www.pbhgfunds.com for more current investment results. For performance information regarding other share classes please consult your financial adviser. Funds that concentrate investments in one or more groups of industries may involve greater risks than more diversified funds, including greater potential for volatility. Funds that invest in a limited number of securities may involve greater risk than more diversified funds, including a greater potential for volatility. Investors considering the PBHG REIT Fund should have a long-term investment horizon. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money.
2 The six month return has not been annualized.
3 PBHG REIT Fund-PBHG Class commenced operations on March 13, 1989.
4 The performance shown for the Advisor Class prior to its inception on May 15, 1995, is based on the performance and expenses of the PBHG Class shares without the adjustments of the 0.25% service (12b-1) fee. If the service (12b-1) fee had been deducted, the performance of the Fund would have been lower. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. Subsequent to May 15, 1995, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception date to September 30, 2003 was 12.72%. Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The returns shown are based on the historical performance of the Fund's PBHG
  Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months.
6 For more information on the S&P 500 Index and the Wilshire Real Estate
  Securities Index please see the PBHG Disclosure Notes on page 102.
7 The chart assumes $10,000 invested in the Lipper Real Estate Funds Average at that month's end, March 31, 1989. For more information on the Lipper Real Estate Funds Average please see the PBHG Disclosure Notes on page 102.

Sector Weightings at September 30, 2003

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Office                                20%
Apartments                            17%
Local Retail                          11%
Storage                                3%
Hotels                                10%
Manufactured Housing                   2%
Industrial                            13%
Regional Malls                        17%
Diversified                            7%

% of Total Portfolio Investments in Common Stock


Top Ten Common Stock Holdings at September 30, 2003

Simon Property Group                              6.8%
Rouse                                             6.0%
Catellus Development                              5.4%
Archstone-Smith Trust                             4.7%
Vornado Realty Trust                              4.7%
Regency Centers                                   4.4%
BRE Properties, Cl A                              4.4%
Starwood Hotels & Resorts Worldwide               4.3%
Prologis                                          4.3%
PS Business Parks                                 3.6%
-------------------------------------------------------
%   of  Total Portfolio Investments              48.6%

            The PBHG Funds

 PBHG REIT Fund

Statement of Net Assets
-----------------------------------------------------------------------------
As of September 30, 2003 (Unaudited)

                                                    Market
Description                           Shares      Value (000)
-----------------------------------------------------------------------------
Common Stock -- 98.7%
Financial -- 98.7%
REITS -- 98.7%
Apartments -- 16.2%
AMLI Residential Properties            88,500    $      2,319
Apartment Investment & Management      96,400           3,794
Archstone-Smith Trust                 200,800           5,297
BRE Properties, Cl A                  148,000           4,881
Summit Properties                      89,560           2,035
                                                 -------------
                                                       18,326
-----------------------------------------------------------------------------
Diversified -- 13.7%
Brookfield Properties(A)               58,500           1,375
Catellus Development*(A)              249,000           6,088
Colonial Properties Trust              47,900           1,726
Lexington Corporate Properties Trust   58,500           1,121
Vornado Realty Trust                  108,600           5,217
                                                 -------------
                                                       15,527
-----------------------------------------------------------------------------
Hotels -- 9.9%
Extended Stay America*(A)             125,400           1,872
Innkeepers USA Trust                  139,400           1,212
LaSalle Hotel Properties              134,900           2,338
Starwood Hotels & Resorts
  Worldwide(A)                        138,500           4,820
Winston Hotels                        110,100           1,002
                                                 -------------
                                                       11,244
-----------------------------------------------------------------------------
Manufactured Homes -- 2.2%
Sun Communities                        63,600           2,506
                                                 -------------
                                                        2,506
-----------------------------------------------------------------------------
Office Property -- 18.6%
American Financial Realty Trust        87,800           1,238
Boston Properties                      36,611           1,591
Brandywine Realty Trust               132,100           3,394
CarrAmerica Realty                    131,900           3,937
Equity Office Properties Trust        111,910           3,081
Koger Equity                           91,600           1,722
Mack-Cali Realty                       67,900           2,662
SL Green Realty                        96,300           3,477
                                                 -------------
                                                       21,102
-----------------------------------------------------------------------------
Regional Malls -- 17.0%
Mills                                  97,400           3,833
Rouse                                 160,800           6,705
Simon Property Group                  171,100           7,457
Taubman Centers                        62,500           1,225
                                                 -------------
                                                       19,220
-----------------------------------------------------------------------------
Shopping Centers -- 10.4%
Equity One                            108,400           1,843
Pan Pacific Retail Properties          65,850           2,832
Ramco-Gershenson Properties            85,700           2,181
Regency Centers                       132,600           4,886
                                                 -------------
                                                       11,742
-----------------------------------------------------------------------------


                                     Shares/Face       Market
Description                         Amount (000)     Value (000)
-----------------------------------------------------------------------------
Storage -- 2.9%
Public Storage                         85,200    $      3,342
                                                 -------------
                                                        3,342
-----------------------------------------------------------------------------
Warehouse/Industrial -- 7.8%
Prologis                              159,270           4,818
PS Business Parks                     106,816           4,031
                                                 -------------
                                                        8,849
                                                 -------------
                                                      111,858
                                                 -------------
Total Financial (Cost $96,963)                        111,858
                                                 -------------
Total Common Stock (Cost $96,963)                     111,858
                                                 -------------

-----------------------------------------------------------------------------
Repurchase Agreement -- 1.9%
Barclays
   1.03%, dated 09/30/03, matures
   10/01/03, repurchase price
   $2,110,765 (collateralized by
   U.S. Government Obligations:
   total market value $2,153,736)(B)   $2,111           2,111
                                                 -------------
Total Repurchase Agreement (Cost $2,111)                2,111
                                                 -------------
Total Investments-- 100.6% (Cost $99,074)             113,969
                                                 -------------
--------------------------------------------------------------
Other Assets and Liabilities -- (0.6)%
Payable for Administration Fees                           (13)
Payable for Distribution Fees                              (3)
Payable for Investment Advisory Fees                      (73)
Payable for Investment Securities Purchased            (1,572)
Other Assets and Liabilities, Net                       1,038
                                                 -------------
Total Other Assets and Liabilities, Net                  (623)
                                                 -------------
-----------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class ($0.001 par value)
   based on 9,830,135 outstanding shares
   of common stock                                     87,290
Fund Shares of Advisor Class ($0.001 par value)
   based on 1,687,978 outstanding shares
   of common stock                                     12,207
Fund Shares of Class A ($0.001 par value)
   based on 5,081 outstanding shares
   of common stock                                         50
Fund Shares of Class C ($0.001 par value)
   based on 5,081 outstanding shares
   of common stock                                         50
Undistributed net investment income                       197
Accumulated net realized loss on investments           (1,343)
Unrealized appreciation on investments                 14,895
                                                 -------------
Total Net Assets-- 100.0%                          $  113,346
                                                 -------------

                                                                     PBHG Funds

                                                                 PBHG REIT Fund

                                                        Statement of Net Assets
-------------------------------------------------------------------------------
                                           As of September 30, 2003 (Unaudited)


Description
-----------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- PBHG Class
   ($96,703,784/9,830,135 shares)                       $9.84
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Advisor Class
   ($16,542,485/1,687,978 shares)                       $9.80
                                                 -------------
Net Asset Value and Redemption
   Price Per Share -- Class A
   ($50,000/5,081 shares)                               $9.84
                                                 -------------
Maximum Offering
   Price Per Share -- Class A
   ($9.84/94.25%)                                      $10.44
                                                 -------------
Net Asset Value and Offering
   Price Per Share -- Class C+
   ($50,000/5,081 shares)                               $9.84
                                                 -------------
* Non-income producing security.
+ Class C shares have a contingent sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
(A) -- Securities classified as C - Corporations
(B) -- Tri-party repurchase agreement
Cl -- Class
REIT -- Real Estate Investment Trust
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

            PBHG Funds

 PBHG Technology & Communications Fund

PBHG Technology & Communications Fund (Unaudited)

          INVESTMENT FOCUS

                STYLE


    VALUE       BLEND     GROWTH                   M
|-----------|-----------|----------|               A
|           |           |          |               R
|           |           |          |               K
|           |           |          |  Large        E
|           |           |          |               T
|           |           |          |
|-----------|-----------|----------|               C
|           |           |          |               A
|           |           |          |               P
|           |           |    X     |  Medium       I
|           |           |          |               T
|           |           |          |               A
|-----------|-----------|----------|               L
|           |           |          |               I
|           |           |          |               Z
|           |           |          |  Small        A
|           |           |          |               T
|           |           |          |               I
|-----------|-----------|----------|               O
                                                   N

Source: Pilgrim Baxter & Associates, Ltd.




                              Average Annual Total Return1 As of September 30, 2003

                                          One     Annualized  Annualized  Annualized
                               6         Year       3 Year      5 Year     Inception
                            Months2     Return      Return      Return      to Date
----------------------------------------------------------------------------------------
  PBHG Class3                 32.56%      44.41%      (48.31)%     (6.71)%      3.05%
----------------------------------------------------------------------------------------
  Advisor Class4              32.46%      43.95%      (48.42)%     (6.83)%      2.97%
----------------------------------------------------------------------------------------
  Class A with load5          24.87%      35.71%      (49.49)%     (8.17)%      1.89%
----------------------------------------------------------------------------------------
  Class A without load5       32.43%      44.08%      (48.48)%     (7.08)%      2.64%
----------------------------------------------------------------------------------------
  Class C with load5          30.93%      42.00%      (48.87)%     (7.78)%      1.88%
----------------------------------------------------------------------------------------
  Class C without load5       31.93%      43.00%      (48.87)%     (7.78)%      1.88%
----------------------------------------------------------------------------------------


                           Comparison of Change in the
                        Value of a $10,000 Investment in
                             the PBHG Technology &
                           Communications Fund - PBHG
                        Class1 versus the PSE Technology
                       Index(R) and the Lipper Science &
                            Technology Funds Average



[LINE CHART OMITTED, PLOT POINTS FOLLOWS]

                     PBHG Technology & Communications
                             Fund - PBHG Class            PSE Technology Index6           Lipper Science & Technology Funds Average7
9/30/95                         $10,000                      $10,000                                    $10,000
10/31/95                         10,800                       10,057                                      9,856
11/30/95                         11,720                       10,210                                      9,982
12/31/95                         11,602                        9,919                                      9,550
1/31/96                          11,462                       10,154                                      9,508
2/29/96                          12,562                       10,451                                      9,989
3/31/96                          12,482                        9,899                                      9,708
4/30/96                          14,132                       10,901                                     10,786
5/31/96                          15,303                       11,005                                     11,206
6/30/96                          14,973                       10,244                                     10,479
7/31/96                          13,712                        9,456                                      9,483
8/31/96                          14,963                       10,038                                     10,039
9/30/96                          16,643                       10,945                                     11,062
10/31/96                         16,793                       10,780                                     10,908
11/30/96                         17,663                       12,243                                     11,854
12/31/96                         17,916                       11,954                                     11,550
1/31/97                          18,539                       13,217                                     12,296
2/28/97                          16,580                       12,659                                     11,254
3/31/97                          14,927                       11,955                                     10,472
4/30/97                          15,437                       12,365                                     10,814
5/31/97                          18,100                       13,861                                     12,246
6/30/97                          18,641                       13,958                                     12,408
7/31/97                          20,865                       16,113                                     14,032
8/31/97                          20,773                       16,092                                     14,018
9/30/97                          22,416                       16,638                                     14,725
10/31/97                         19,732                       14,929                                     13,461
11/30/97                         19,151                       14,971                                     13,358
12/31/97                         18,511                       14,392                                     13,053
1/31/98                          17,697                       14,981                                     13,382
2/28/98                          19,850                       16,819                                     14,917
3/31/98                          20,643                       17,151                                     15,359
4/30/98                          21,061                       17,820                                     15,967
5/31/98                          19,047                       16,410                                     14,830
6/30/98                          20,332                       17,164                                     15,993
7/31/98                          19,186                       17,121                                     15,748
8/31/98                          16,004                       13,912                                     12,597
9/30/98                          17,997                       15,881                                     14,217
10/31/98                         18,072                       17,683                                     15,294
11/30/98                         20,322                       19,647                                     17,247
12/31/98                         23,324                       22,319                                     20,031
1/31/99                          28,435                       25,591                                     23,084
2/28/99                          25,325                       22,967                                     20,999
3/31/99                          30,000                       2,4724                                     23,322
4/30/99                          31,653                       25,599                                     23,998
5/31/99                          30,120                       26,347                                     23,703
6/30/99                          34,622                       29,839                                     26,545
7/31/99                          34,067                       29,662                                     26,266
8/31/99                          36,916                       31,189                                     27,588
9/30/99                          37,916                       31,233                                     28,363
10/31/99                         45,517                       33,074                                     31,409
11/30/99                         54,107                       37,846                                     36,588
12/31/99                         80,210                       48,396                                     45,717
1/31/2000                        82,496                       47,350                                     44,862
2/29/2000                       117,027                       58,153                                     56,993
3/31/2000                       100,197                       57,869                                     54,839
4/30/2000                        81,848                       54,187                                     48,406
5/31/2000                        68,637                       49,542                                     42,621
6/30/2000                        93,468                       54,868                                     49,445
7/31/2000                        85,195                       51,182                                     47,057
8/31/2000                        99,596                       58,310                                     54,214
9/30/2000                        92,089                       51,759                                     48,646
10/31/2000                       74,246                       48,413                                     43,456
11/30/2000                       45,137                       40,471                                     32,453
12/31/2000                       45,165                       40,596                                     31,716
1/31/2001                        48,379                       45,754                                     34,986
2/28/2001                        34,067                       37,410                                     25,470
3/31/2001                        25,853                       33,024                                     21,367
4/30/2001                        31,719                       38,400                                     25,597
5/31/2001                        30,000                       37,019                                     24,497
6/30/2001                        28,399                       36,213                                     24,259
7/31/2001                        26,102                       34,328                                     22,163
8/31/2001                        21,509                       31,568                                     19,331
9/30/2001                        15,787                       25,819                                     15,095
10/31/2001                       18,517                       29,899                                     17,518
11/30/2001                       21,942                       33,944                                     20,218
12/31/2001                       21,509                       34,336                                     20,408
1/31/2002                        21,378                       34,165                                     20,069
2/28/2002                        17,664                       31,375                                     17,319
3/31/2002                        19,409                       34,237                                     18,967
4/30/2002                        16,535                       30,258                                     16,660
5/31/2002                        15,039                       29,046                                     15,679
6/30/2002                        12,257                       25,676                                     13,576
7/31/2002                        11,181                       22,686                                     12,088
8/31/2002                        10,538                       22,400                                     11,737
9/30/2002                         8,806                       19,306                                      9,982
10/31/2002                        9,987                       22,525                                     11,653
11/30/2002                       11,562                       25,729                                     13,612
12/31/2002                        9,790                       22,958                                     11,762
1/31/2003                         9,606                       22,748                                     11,720
2/28/2003                         9,751                       22,890                                     11,776
3/31/2003                         9,593                       22,880                                     11,728
4/30/2003                        10,367                       24,930                                     12,904
5/31/2003                        11,575                       28,013                                     14,514
6/30/2003                        11,535                       28,211                                     14,603
7/31/2003                        12,073                       29,780                                     15,456
8/31/2003                        13,241                       31,689                                     16,612
9/30/2003                       $12,716                      $30,951                                    $16,152

1 The performance data quoted represents past performance and the investment return and the principal value of an investment in the PBHG Technology & Communications Fund will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost. The PBHG Technology & Communications Fund's total return is based on net change in NAV, assuming reinvestment of distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since September 30, 2003. Please call 1-800-433-0051 or visit our website at www.pbhgfunds.com for more current investment results. For performance information regarding other share classes please consult your financial adviser. Securities of small and medium sized companies involve greater risk and price volatility than larger, more established companies. Investors considering the PBHG Technology & Communications Fund should have a long-term investment horizon. The Fund's investment in technology companies involves the risk of volatility. In addition, the products of technology companies may be subject to severe competition and rapid obsolescence. The returns shown reflect past fee waiver and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance would have been lower. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money. Gary L. Pilgrim, Michael S. Sutton, Jerome J. Heppelmann, and Raymond J. McCaffrey began managing the Fund on August 19, 2002.
2 The six month return has not been annualized.
3 The PBHG Technology & Communications Fund - PBHG Class commenced operations on September 29, 1995.
4 The performance shown for the Advisor Class prior to its inception on December
  29, 2000, is based on the performance and expenses of the PBHG Class shares without the adjustments of the 0.25% service (12b-1) fee. If the service (12b-1) fee had been deducted, the performance of the Fund would have been lower. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. Subsequent to December 29, 2000, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception date to September 30, 2003 was (37.01%). Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The returns shown are based on the historical performance of the Fund's PBHG
  Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months.
6 For more information on the PSE Technology Index(R)please see the PBHG
  Disclosure Notes on page 102.
7 The chart assumes $10,000 invested in the Lipper Science & Technology Funds
  Average at that month's end, September 30, 1995. For more information on the Lipper Science & Technology Funds Average please see the PBHG Disclosure Notes on page 102.

Sub-Sector Weightings at September 30, 2003+

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Aerospace/Defense          (1%)
Biotech                    (7%)
Computer Hardware         (15%)
Internet                   (8%)
Networking/Telecom Eq.     (7%)
Semiconductor             (27%)
Semiconductor Eq.          (5%)
Services                  (12%)
Software                  (14%)
Telecom/Media              (3%)
Other                      (1%)

+ As a % of Equity


Top Ten Common Stock Holdings at September 30, 2003

Microsoft                                         2.1%
Fairchild Semiconductor International, Cl A       2.0%
International Business Machines                   2.0%
Boston Scientific                                 2.0%
Oracle                                            1.8%
Infosys Technologies-ADR                          1.8%
Dell Computer                                     1.7%
Siebel Systems                                    1.6%
Analog Devices                                    1.6%
Maxim Integrated Products                         1.6%
-------------------------------------------------------
% of  Total Portfolio Investments                18.2%

                                                                     PBHG Funds

                                          PBHG Technology & Communications Fund

                                                        Statement of Net Assets
-------------------------------------------------------------------------------
                                           As of September 30, 2003 (Unaudited)

                                                     Market
Description                           Shares       Value (000)
-----------------------------------------------------------------------------
Common Stock -- 97.9%
Consumer Cyclical -- 4.1%
Cable TV -- 1.0%
Comcast, Cl A*                        111,200    $      3,285
                                                 -------------
                                                        3,285
-----------------------------------------------------------------------------
Entertainment Software -- 1.4%
Electronic Arts*                       52,900           4,879
                                                 -------------
                                                        4,879
-----------------------------------------------------------------------------
Multimedia -- 0.8%
AOL Time Warner*                      170,200           2,572
                                                 -------------
                                                        2,572
-----------------------------------------------------------------------------
Toys -- 0.9%
Leapfrog Enterprises*                  81,300           3,089
                                                 -------------
                                                        3,089
                                                 -------------
Total Consumer Cyclical (Cost $9,723)                  13,825
                                                 -------------
-----------------------------------------------------------------------------
Health Care -- 6.3%
Medical Instruments -- 1.9%
Boston Scientific*                    103,700           6,616
                                                 -------------
                                                        6,616
-----------------------------------------------------------------------------
Medical-Biomedical/Genetic -- 2.1%
Amgen*                                 65,500           4,229
Genentech*                             37,200           2,981
                                                 -------------
                                                        7,210
-----------------------------------------------------------------------------
Medical-Drugs -- 1.1%
Celgene*                               88,200           3,822
                                                 -------------
                                                        3,822
-----------------------------------------------------------------------------
Therapeutics -- 1.2%
Gilead Sciences*                       73,300           4,100
                                                 -------------
                                                        4,100
                                                 -------------
Total Health Care (Cost $15,294)                       21,748
                                                 -------------
-----------------------------------------------------------------------------
Industrial -- 6.1%
Aerospace/Defense -- 1.4%
Lockheed Martin                       103,600           4,781
                                                 -------------
                                                        4,781
-----------------------------------------------------------------------------
Circuit Boards -- 1.0%
Park Electrochemical                  154,600           3,517
                                                 -------------
                                                        3,517
-----------------------------------------------------------------------------
Electronic Components-Miscellaneous-- 1.1%
Jabil Circuit*                        143,500           3,738
                                                 -------------
                                                        3,738
-----------------------------------------------------------------------------
Electronic Measuring Instruments -- 0.1%
Agilent Technologies*                  17,800             394
                                                 -------------
                                                          394
-----------------------------------------------------------------------------

                                                     Market
Description                           Shares      Value (000)
-----------------------------------------------------------------------------
Instruments-Scientific -- 2.5%
Applera-Applied Biosystems Group      199,100    $      4,442
FEI*                                  175,200           4,089
                                                 -------------
                                                        8,531
                                                 -------------
Total Industrial (Cost $18,802)                        20,961
-----------------------------------------------------------------------------
Services -- 7.8%
Computer Services -- 5.4%
Anteon International*                  68,000           2,081
CACI International, Cl A*              42,000           1,800
Computer Sciences*                     71,500           2,686
DST Systems*                           99,400           3,737
Manhattan Associates*                  51,000           1,320
Sungard Data Systems*                 138,500           3,644
Unisys*                               238,500           3,227
                                                 -------------
                                                       18,495
-----------------------------------------------------------------------------
E-Commerce/Services -- 2.4%
eBay*                                  96,700           5,175
InterActiveCorp*                       88,600           2,928
                                                 -------------
                                                        8,103
                                                 -------------
Total Services (Cost $22,503)                          26,598
                                                 -------------
-----------------------------------------------------------------------------
Technology -- 73.6%
Applications Software -- 5.4%
Infosys Technologies-ADR1              89,100           6,065
Microsoft                             253,900           7,056
Siebel Systems*                       560,300           5,446
                                                 -------------
                                                       18,567
-----------------------------------------------------------------------------
B2B/E-Commerce -- 0.3%
Agile Software*                       118,500           1,128
                                                 -------------
                                                        1,128
-----------------------------------------------------------------------------
Cellular Telecommunications -- 1.1%
AT&T Wireless Services*               469,200           3,838
                                                 -------------
                                                        3,838
-----------------------------------------------------------------------------
Communications Software -- 1.3%
Avid Technology*                       80,700           4,264
                                                 -------------
                                                        4,264
-----------------------------------------------------------------------------
Computers -- 4.2%
Dell Computer*                        168,300           5,620
International Business Machines        75,000           6,625
Research In Motion*2                   56,500           2,158
                                                 -------------
                                                       14,403
-----------------------------------------------------------------------------
Computers-Integrated Systems -- 1.8%
Cray*                                 321,000           3,525
McData, Cl B*                         223,500           2,635
                                                 -------------
                                                        6,160
-----------------------------------------------------------------------------

            PBHG Funds

 PBHG Technology & Communications Fund

Statement of Net Assets
-----------------------------------------------------------------------------
As of September 30, 2003 (Unaudited)

                                                     Market
Description                           Shares       Value (000)
-----------------------------------------------------------------------------

Computers-Memory Devices -- 4.5%
Advanced Digital Information*          66,000    $        925
Dot Hill Systems*                     109,800           1,511
EMC*                                  269,100           3,399
Maxtor*                               153,000           1,862
Network Appliance*                    208,500           4,280
Seagate Technology3                   121,500           3,305
                                                 -------------
                                                       15,282
-----------------------------------------------------------------------------
Data Processing/Management -- 7.0%
Automatic Data Processing             147,000           5,270
Documentum*                           140,000           2,983
Filenet*                              208,700           4,189
First Data                             96,500           3,856
Fiserv*                               107,000           3,877
Veritas Software*                     116,000           3,642
                                                 -------------
                                                        23,817
-----------------------------------------------------------------------------
Decision Support Software -- 0.9%
Cognos*3                               97,800           3,034
                                                 -------------
                                                        3,034
-----------------------------------------------------------------------------
Electronic Design Automation -- 0.3%
Magma Design Automation*               44,500             873
                                                 -------------
                                                          873
-----------------------------------------------------------------------------
Electronic Forms -- 1.0%
Adobe Systems                          82,600           3,243
                                                 -------------
                                                        3,243
-----------------------------------------------------------------------------
Enterprise Software/Services -- 2.9%
Oracle*                               547,200           6,140
Peoplesoft*                           211,500           3,847
                                                 -------------
                                                        9,987
-----------------------------------------------------------------------------
Internet Application Software -- 0.8%
eResearch Technology*                  79,000           2,752
                                                 -------------
                                                        2,752
-----------------------------------------------------------------------------
Internet Security -- 1.3%
Symantec*                              72,200           4,550
                                                 -------------
                                                        4,550
-----------------------------------------------------------------------------
Networking Products -- 2.3%
Cisco Systems*                        225,600           4,408
Foundry Networks*                     167,000           3,592
                                                 -------------
                                                        8,000
-----------------------------------------------------------------------------
Office Automation & Equipment -- 1.5%
Pitney Bowes                          132,200           5,066
                                                 -------------
                                                        5,066
-----------------------------------------------------------------------------
Semiconductor Components-Integrated Circuits-- 23.9%
Actel*                                108,500           2,601
Altera*                                76,000           1,436
Analog Devices*                       142,400           5,414
Broadcom, Cl A*                       117,500           3,128
DSP Group*                            151,400           3,771
Emulex*                               111,900           2,850
-----------------------------------------------------------------------------



                                                     Market
Description                           Shares      Value (000)
-----------------------------------------------------------------------------
Fairchild Semiconductor
   International, Cl A*               405,600    $      6,725
GlobespanVirata*                      676,300           4,883
Infineon Technologies-ADR*4           378,000           4,873
Intel                                 190,300           5,235
Linear Technology                     112,200           4,018
Marvell Technology Group*5            108,200           4,085
Maxim Integrated Products             136,200           5,380
Microchip Technology                  123,200           2,949
Microsemi*                             97,500           1,486
National Semiconductor*               112,500           3,633
Nvidia*                               172,600           2,746
Power Integrations*                   108,400           3,603
QLogic*                                83,900           3,944
Semtech*                              114,200           2,108
Taiwan Semiconductor
   Manufacturing-ADR*6                429,720           4,654
United Microelectronics-ADR*6         412,507           1,860
Xilinx*                                14,100             402
                                                 -------------
                                                       81,784
-----------------------------------------------------------------------------
Semiconductor Equipment -- 5.2%
Applied Materials*                    251,500           4,562
Axcelis Technologies*                 234,900           1,940
KLA-Tencor*                            96,000           4,935
Lam Research*                         168,500           3,732
Varian Semiconductor
   Equipment Associates*               73,700           2,760
                                                 -------------
                                                       17,929
-----------------------------------------------------------------------------
Software Tools -- 0.3%
Altiris*                               44,500           1,169
                                                 -------------
                                                        1,169
-----------------------------------------------------------------------------
Telecommunications Equipment -- 1.5%
Nokia Oyj-ADR7                        315,200           4,917
Nortel Networks3                       30,600             126
                                                 -------------
                                                        5,043
-----------------------------------------------------------------------------
Web Hosting/Design -- 0.9%
Macromedia*                           124,500           3,080
                                                 -------------
                                                        3,080
-----------------------------------------------------------------------------
Web Portals/ISP -- 2.6%
United Online*                        103,500           3,593
Yahoo*                                149,400           5,286
                                                 -------------
                                                        8,879
-----------------------------------------------------------------------------
Wireless Equipment -- 2.6%
Motorola                              366,600           4,388
Qualcomm                              108,800           4,531
                                                 -------------
                                                        8,919
                                                 -------------
Total Technology (Cost $202,744)                      251,767
                                                 -------------
Total Common Stock (Cost $269,066)                    334,899
                                                 -------------
-----------------------------------------------------------------------------

                                                                      PBHG Funds

                                           PBHG Technology & Communications Fund

                                                         Statement of Net Assets
--------------------------------------------------------------------------------
                                            As of September 30, 2003 (Unaudited)

                                       Face          Market
Description                        Amount (000)    Value (000)
-----------------------------------------------------------------------------

Repurchase Agreement -- 2.1%
Deutsche Bank
   1.00%, dated 09/30/03, matures
   10/01/03, repurchase price
   $7,193,624 (collateralized by
   U.S. Government Obligations:
   total market value $7,337,964)(A)  $ 7,193    $      7,193
                                                 -------------
Total Repurchase Agreement (Cost $7,193)                7,193
                                                 -------------
Total Investments-- 100.0% (Cost $276,259)            342,092
                                                 -------------
-----------------------------------------------------------------------------
Other Assets and Liabilities -- 0.0%
Receivable for Investment Securities Sold               7,245
Payable for Administration Fees                           (45)
Payable for Distribution Fees                              (3)
Payable for Investment Advisory Fees                     (254)
Payable for Investment Securities Purchased            (6,384)
Other Assets and Liabilities, Net                        (398)
                                                 -------------
Total Other Assets and Liabilities, Net                   161
                                                 -------------
------------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class ($0.001 par value)
   based on 34,077,759 outstanding shares
   of common stock                                  2,782,080
Fund Shares of Advisor Class ($0.001 par value)
   based on 1,233,031 outstanding shares
   of common stock                                     13,020
Fund Shares of Class A ($0.001 par value)
   based on 5,160 outstanding shares
   of common stock                                         50
Fund Shares of Class C ($0.001 par value)
   based on 5,160 outstanding shares
   of common stock                                         50
Accumulated net investment loss                        (2,433)
Accumulated net realized loss on investments       (2,516,347)
Unrealized appreciation on investments                 65,833
                                                 -------------
Total Net Assets-- 100.0%                        $    342,253
                                                 -------------


Description
------------------------------------------------------------------------------
Net Asset Value, Offering and Redemption
   Price Per Share -- PBHG Class
   ($330,278,075/34,077,759 shares)                     $9.69
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Advisor Class
   ($11,874,755/1,233,031 shares)                       $9.63
                                                 -------------
Net Asset Value and Redemption
   Price Per Share -- Class A
   ($50,000/5,160 shares)                               $9.69
                                                 -------------
Maximum Offering
   Price Per Share -- Class A
   ($9.69/94.25%)                                      $10.28
                                                 -------------
Net Asset Value and Offering
   Price Per Share -- Class C+
   ($50,000/5,160 shares)                               $9.69
                                                 -------------

* Non-income producing security.
+ Class C shares have a contingent sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
1 India domiciled security traded on the Nasdaq Stock Market.
2 Canada domiciled security traded on the Nasdaq Stock Market.
3 Cayman Islands domiciled security traded on the New York Stock Exchange.
4 Germany domiciled security traded on the New York Stock Exchange.
5 Bermuda domiciled security traded on the Nasdaq Stock Market.
6 Taiwan domiciled security traded on the New York Stock Exchange.
7 Finland domiciled security traded on the New York Stock Exchange.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

            PBHG Funds

 PBHG Intermediate Fixed Income Fund

PBHG Intermediate Fixed Income Fund (Unaudited)



                MATURITY


    SHORT    INTERMEDIATE    LONG
|-----------|-----------|----------|
|           |           |          |
|           |           |          |
|           |      X    |          |  High
|           |           |          |               Q
|           |           |          |               U
|-----------|-----------|----------|               A
|           |           |          |               L
|           |           |          |               I
|           |           |          |  Medium       T
|           |           |          |               Y
|           |           |          |
|-----------|-----------|----------|
|           |           |          |
|           |           |          |
|           |           |          |  Low
|           |           |          |
|           |           |          |
|-----------|-----------|----------|


Source: Pilgrim Baxter & Associates, Ltd.




      Average Annual Total Return1 As of September 30, 2003

                                               Cumulative
                                                Inception
                                                 to Date
------------------------------------------------------------------
  PBHG Class2                                     3.64%
------------------------------------------------------------------
  Class A with load3                             (1.34)%
------------------------------------------------------------------
  Class A without load3                           3.60%
------------------------------------------------------------------
  Classs C with load3                             2.48%
------------------------------------------------------------------
  Class C without load3                           3.48%
------------------------------------------------------------------

                           Comparison of Change in the
                         Value of a $10,000 Investment
                         in the PBHG Intermediate Fixed
                           Income Fund - PBHG Class1
                         versus the Lehman Intermediate
                         U.S. Aggregate Bond Index and
                            the Lipper Intermediate
                             Investment Grade Debt
                                  Funds Average

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]


                       PBHG Intermediate Fixed             Lehman Intermediate                 Lipper Intermediate Investment
                       Income Fund - PBHG Class        U.S. Aggregate Bond Index4                 Grade Debt Funds Average4
7/31/2003                        $10,000                         $10,000                             $10,000
8/31/2003                         10,129                          10,043                              10,061
9/30/2003                         10,364                          10,265                              10,317

1 The performance data quoted represents past performance and the investment return and the principal value of an investment in the PBHG Intermediate Fixed Income Fund will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since September 30, 2003. Please call 1-800-433-0051 or visit our website at www.pbhgfunds.com for more current investment results. For performance information regarding other share classes please consult your financial adviser. Funds that invest in high-yielding, non-investment grade bonds involve higher risk than funds that invest solely in investment grade bonds. Adverse conditions may affect the issuer's ability to make timely interest and principal payments on these securities. Investors considering the PBHG Intermediate Fixed Income Fund should have a long-term investment horizon. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money.
2 The PBHG Intermediate Fixed Income Fund - PBHG Class commenced operations on
  July 31, 2003.
3 The returns shown are based on the historical performance of the Fund's predecessor and the Fund's PBHG Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 4.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months.
4 For more information on the Lehman Intermediate U.S. Aggregate Bond Index and the Lipper Intermediate Investment Grade Debt Funds Average please see the PBHG Disclosure Notes on page 102.

Sector Weightings at September 30, 2003

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Asset-Backed Securities                   24%
Commercial Mortgages                       3%
Corporate Bonds                           21%
Mortgage Related                           4%
Treasury Notes                            18%
Residential Mortgages-Agency              29%
Residential Mortgages                      1%

% of Total Portfolio Investments in Common Stock



Top Ten Fixed Income Holdings at September 30, 2003

Federal National Mortgage Association
  15 year TBA, 5.500%, 10/20/18                   8.9%
U.S. Treasury Note, 3.250%, 08/15/08              8.8%
Federal Home Loan Mortgage Corporation
  30 year TBA, 5.500%, 10/15/33                   8.8%
U.S. Treasury Note, 2.375%, 08/15/06              8.7%
Federal National Mortgage Association
  30 year TBA, 5.000%, 10/15/33                   8.6%
Chase USA Master Trust,
  Ser 2000-1, Cl A, 7.490%, 08/17/09              2.8%
Metris Master Trust, Ser 2002-4,
  Cl A, 1.490%, 05/20/11                          2.5%
Delta Air Lines, Ser 2002-1, 6.718%, 01/02/23     2.3%
Continental Airlines, Ser 2002-1, Cl G2,
  6.563%, 02/15/12                                1.9%
California Infrastructure, Ser 1997-1, Cl A6,
  6.380%, 09/25/08                                1.8%
--------------------------------------------------------
% of  Total Portfolio Investments                55.1%

                                                                      PBHG Funds

                                             PBHG Intermediate Fixed Income Fund

                                                         Statement of Net Assets
--------------------------------------------------------------------------------
                                            As of September 30, 2003 (Unaudited)


                                        Face          Market
Description                         Amount (000)   Value (000)
-----------------------------------------------------------------------------
Residential Mortgages-Agency -- 30.3%
Federal Home Loan Mortgage
   Corporation 30 year TBA**
   5.500%, 10/15/33                     $ 500    $        510
Federal Home Loan Mortgage Corporation
   Structured Pass Through CMO,
   Ser H010, Cl A2
   2.028%, 04/15/10                        62              64
Federal Home Loan Mortgage Corporation
   Structured Pass Through,
   Ser H005, Cl A2
   2.550%, 08/15/07                        20              20
Federal Home Loan Mortgage Corporation,
   Ser H001, Cl A4
   3.776%, 10/15/09                        44              44
Federal Home Loan Mortgage Corporation,
   Ser H003, Cl A2
   1.880%, 11/15/07                        26              26
Federal National Mortgage Association
   15 year TBA**
   5.500%, 10/20/18                       500             517
Federal National Mortgage Association
   30 year TBA**
   5.000%, 10/15/33                       500             500
                                                 -------------
Total Residential Mortgages-Agency (Cost $1,641)        1,681
                                                 -------------
-----------------------------------------------------------------------------
Commerical Mortgages-- 3.0%
GMAC Commercial Mortgage Securities,
   Ser 1991-C1, Cl A1
   5.830%, 05/15/33                        53              56
LB-UBS Commercial Mortgage Trust,
   Ser 2002-C7, Cl A2
   3.899%, 12/15/26                        25              26
Morgan Stanley Capital CMO,
   Ser 1998-HF2, Cl A1
   6.010%, 11/15/30                        49              53
Morgan Stanley Capital CMO,
   Ser 1997-XL1, Cl A1
   6.590%, 10/03/30                         8               8
Morgan Stanley Capital CMO,
   Ser 1998-XL1, Cl A1
   6.220%, 06/03/30                        23              25
                                                 -------------
Total Commercial Mortgages (Cost $163)                    168
                                                 -------------
-----------------------------------------------------------------------------
Residential Mortgages-- 1.3%
Bank of America Mortgage Securities,
   Ser 2001-C, Cl A6
   6.179%, 07/25/31                        73              73
                                                 -------------
                                                           73
                                                 -------------
Total Residential Mortgages (Cost $73)                     73
                                                 -------------
------------------------------------------------------------------------------
Asset-Backed Securities -- 25.1%
Auto & Transportation -- 5.8%
Daimler Chrysler Auto Trust,
   Ser 2001-A, Cl A4
   5.400%, 03/06/06                        50              51
Ford Credit Auto Owner Trust,
   Ser 2002-C, Cl A2A
   2.480%, 12/15/04                        29              29
------------------------------------------------------------------------------

                                        Face         Market
Description                         Amount (000)   Value (000)
-----------------------------------------------------------------------------
Auto & Transportation-- continued
Harley-Davidson Motorcycle Trust,
   Ser 2002-1, Cl A2
   4.500%, 01/15/10                     $  90    $         94
Harley-Davidson Motorcycle Trust,
   Ser 2003-1, Cl A2
   2.630%, 11/15/10                        75              76
Mitsubishi Motors Credit of America,
   Ser 2001-2, Cl A4
   1.360%, 07/15/06                        71              71
                                                 -------------
                                                          321
-----------------------------------------------------------------------------
Corporates/Yankees -- 0.5%
Pemex Finance,
   Private Placement 144A,
   Ser 2A1, Cl A1
   6.125%, 11/15/03                        16              17
Pemex Finance,
   Ser 1A1, Cl A1
   5.720%, 11/15/03                         8               8
                                                 -------------
                                                           25
-----------------------------------------------------------------------------
Credit Card -- 7.3%
Chase USA Master Trust,
   Ser 2000-1, Cl A
   7.490%, 08/17/09                       155             161
Household Affinity Credit Card Master,
   Ser 2003-2, Cl A
   2.180%, 02/15/08                       100             100
Metris Master Trust,
   Ser 2002-4, Cl A
   1.490%, 05/20/11                       150             145
                                                 -------------
                                                          406
-----------------------------------------------------------------------------
Home Equity Loans -- 9.6%
Aames Mortgage Trust,
   Ser 2000-1, Cl A4F
   7.760%, 01/25/29                        62              64
Centex Home Equity,
   Ser 2001-A, Cl A6
   6.250%, 04/25/31                        75              80
Chase Funding Mortgage
   Loan Association ABS,
   Ser 2002-1, Cl 1A2
   4.408%, 02/25/17                        20              20
Chase Funding Mortgage
   Loan Association ABS,
   Ser 2002-2, Cl 1A1
   2.811%, 06/25/16                        19              19
Citifinancial Mortgage Securities,
   Ser 2003-2, Cl AF2
   2.126%, 05/25/33                        80              79
Equivantage Home Equity Loan Trust,
   Ser 1996-3, Cl A3
   7.700%, 09/25/27                        46              46
Fannie Mae Whole Loan,
   Ser 2002-W2, Cl AF3
   5.127%, 02/25/30                        57              58
-----------------------------------------------------------------------------

            PBHG Funds

 PBHG Intermediate Fixed Income Fund

Statement of Net Assets
-----------------------------------------------------------------------------
As of September 30, 2003 (Unaudited)

                                        Face         Market
Description                         Amount (000)   Value (000)
-----------------------------------------------------------------------------
Home Equity Loans-- continued
Residential Asset Mortgage Products,
   Ser 2002-RS3, Cl AI2
   4.460%, 10/25/27                  $     29    $         29
Residential Asset Securities,
   Ser 2000-KS1, Cl AI4
   8.040%, 10/25/28                        48              49
Residential Asset Securities,
   Ser 2001-KS3, Cl AI6
   5.960%, 09/25/31                        50              54
Residential Asset Securities,
   Ser 2002-KS4, Cl AI2
   4.040%, 01/25/22                        35              35
                                                 -------------
                                                          533
-----------------------------------------------------------------------------
Other -- 1.9%
California Infrastructure,
   Ser 1997-1, Cl A6
   6.380%, 09/25/08                       100             107
                                                 -------------
                                                          107
                                                 -------------
Total Asset-Backed Securities (Cost $1,361)             1,392
                                                 -------------
-----------------------------------------------------------------------------
Interest Only Strips (IO) -- 4.0%
DLJ Commercial Mortgage,
   Private Placement 144A,
   Ser 2000-CKP1, Cl S
   1.080%, 10/10/10                     1,424*             81
DLJ Mortgage Acceptance Corporation,
   Ser 1997-CF1, Cl S
   0.981%, 05/15/30                       990*             22
Federal National Mortgage Association,
   Ser 2003-42, Cl IE
   5.500%, 12/25/31                       165*             47
Federal National Mortgage Association,
   Ser 2003-92, Cl IG
   5.000%, 04/25/14                       900*             73
                                                 -------------
Total Interest Only Strips (IO) (Cost $223)               223

                                                 -------------
-----------------------------------------------------------------------------
Corporate Bonds -- 22.1%
American Airlines
   3.857%, 07/09/10                       100             100
Arcel Finance,
   Private Placement 144A,
   7.048%, 09/01/11                        50              51
Bear Sterns
   5.700%, 11/15/14                        50              53
Continental Airlines,
   Ser 2002-1, Cl G2
   6.563%, 02/15/12                       100             108
Countrywide Home Loan MTN
   5.625%, 07/15/09                        50              54
Delta Air Lines,
   Ser 2002-1
   6.718%, 01/02/23                       123             131
Electronic Data Systems,
   Private Placement 144A,
   6.000%, 08/01/13                        50              48
Ford Motor Credit
   7.000%, 10/01/13                        50              50
-----------------------------------------------------------------------------


                                        Face         Market
Description                         Amount (000)   Value (000)
-----------------------------------------------------------------------------
Corporate Bonds -- continued
General Electric Capital Corporation MTN
   5.450%, 01/15/13                 $      50    $         53
General Motors Acceptance Corporation
   6.875%, 08/28/12                        50              52
Hutchison Whamp International,
   Private Placement 144A,
   6.500%, 02/13/13                        50              52
International Lease Finance Corporation
   4.500%, 05/01/08                        50              52
Liberty Media Corporation
   5.700%, 05/15/13                        50              50
National Commerce Capital
   2.094%, 04/01/27                        50              46
NBD Bank National Michigan
   8.250%, 11/01/24                        25              32
Northwest Airlines,
   Ser 2002-1, Cl G2
   6.264%, 11/20/21                        50              52
Ohio Powers,
   Private Placement 144A,
   5.500%, 02/15/13                        50              52
Pemex Project Master Trust
   8.625%, 02/01/22                        50              56
Pepco Holdings
   6.450%, 08/15/12                        50              53
Petrozuata Finance,
   Private Placement 144A,
   7.630%, 04/01/09                        25              24
Sprint Capital Corporation
   8.375%, 03/15/12                        50              59
                                                 -------------
Total Corporate Bonds (Cost $1,186)                     1,228
                                                 -------------
-----------------------------------------------------------------------------
Treasury Notes -- 19.0%
U.S. Treasury Notes
   4.250%, 08/15/13                        37              38
   3.250%, 08/15/08                       500             510
   2.375%, 08/15/06                       500             507
                                                 -------------
Total Treasury Notes (Cost $1,031)                      1,055
                                                 -------------
-----------------------------------------------------------------------------
Repurchase Agreement -- 22.3%
Morgan Stanley
   0.80%, dated 09/30/03, matures
   10/01/03, repurchase price
   $1,237,161 (collateralized by
   U.S. Government Obligations:
   total market value $1,264,735)(A)    1,238           1,238
                                                 -------------
Total Repurchase Agreement (Cost $1,238)                1,238
                                                 -------------
Total Investments-- 127.1% (Cost $6,916)                7,058
                                                 -------------
------------------------------------------------------------------------------
Other Assets and Liabilities -- (27.1)%
Receivable for Capital Shares Sold                         63
Payable for Administration Fees                            (1)
Payable for Investment Advisory Fees                       (2)
Payable for Investment Securities Purchased            (1,623)
Other Assets and Liabilities, Net                          57
                                                 -------------
Total Other Assets and Liabilities, Net                (1,506)
                                                 -------------
------------------------------------------------------------------------------

                                                                      PBHG Funds

                                             PBHG Intermediate Fixed Income Fund

                                                         Statement of Net Assets
--------------------------------------------------------------------------------
                                            As of September 30, 2003 (Unaudited)


Description                                          Value (000)
-----------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class ($0.001 par value)
   based on 527,877 outstanding shares
   of common stock                               $      5,286
Fund Shares of Class A ($0.001 par value)
   based on 5,030 outstanding shares
   of common stock                                         50
Fund Shares of Class C ($0.001 par value)
   based on 5,025 outstanding shares
   of common stock                                         50
Accumulated net realized gain on investments               24
Unrealized appreciation on investments                    142
                                                 -------------
Total Net Assets-- 100.0%                        $      5,552
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- PBHG Class
   ($5,448,273/527,877 shares)                         $10.32
                                                 -------------
Net Asset Value and Redemption
   Price Per Share -- Class A
   ($51,908/5,030 shares)                              $10.32
                                                 -------------
Maximum Offering
   Price Per Share -- Class A
   ($10.32/94.25%)                                     $10.95
                                                 -------------
Net Asset Value and Offering
   Price Per Share -- Class C+
   ($51,848/5,025 shares)                              $10.32
                                                 -------------
  * Notional Amount
 ** Security purchased on a when-issued basis. As of September 30, 2003, these securities amounted to a value of $1,527,000, representing 27.5% of net assets.
+ Class C shares have a contingent sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
144A -- Security exempt from registration under Rule 144A of the Securities
        Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, these securities amounted to a value of $325,000 representing 5.9% of net assets.
(A) -- Tri-party repurchase agreement
ABS -- Asset-Backed Security
Cl -- Class
CMO -- Collateralized Mortgage Obligation
MTN -- Medium-Term Note
Ser -- Series
STRIPS -- Separate Trading of Registered Interest and Principal Securities
TBA -- Securities traded under delayed delivery commitments settling after September 30, 2003. Income on these securities will not be earned until settle date.
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

            PBHG Funds

 PBHG IRA Capital Preservation Fund

PBHG IRA Capital Preservation Fund (Unaudited)


                                         Average Annual Total Return1 As of September 30, 2003

                            6 Months2          One Year Return    Annualized 3 Year Return    Annualized Inception to Date
-----------------------------------------------------------------------------------------------------------------------------
  PBHG Class3                   1.71%                 3.83%                    5.01%                       5.48%
-----------------------------------------------------------------------------------------------------------------------------
  AdvisorClass4                 1.55%                 3.52%                    4.89%                       5.39%
-----------------------------------------------------------------------------------------------------------------------------
  Class A with load5           (0.39)%                1.60%                    4.05%                       4.74%
-----------------------------------------------------------------------------------------------------------------------------
  Class A without load5         1.61%                 3.63%                    4.74%                       5.24%
-----------------------------------------------------------------------------------------------------------------------------
  Class C with load5            0.27%                 1.90%                    3.97%                       4.47%
-----------------------------------------------------------------------------------------------------------------------------
  Class C without load5         1.27%                 2.90%                    3.97%                       4.47%
-----------------------------------------------------------------------------------------------------------------------------

                             Comparison of Change in
                             the Value of a $10,000
                           Investment in the PBHG IRA
                           Capital Preservation Fund -
                          PBHG Class1 versus the Ryan
                          5-Year GIC Master Index and
                            the Lipper Money Market
                                  Funds Average

[LINE CHART OMITTED, PLOT POINTS FOLLOWS]


                        PBHG IRA Capital Preservation                 Lipper Money Market                  Ryan 5-Year GIC
                              Fund - PBHG Class                           Funds Average6                     Master Index6
8/31/99                              $10,000                                    $10,000                            $10,000
9/30/99                               10,055                                     10,037                             10,053
10/31/99                              10,112                                     10,076                             10,106
11/30/99                              10,166                                     10,115                             10,160
12/31/99                              10,224                                     10,158                             10,213
1/31/2000                             10,279                                     10,201                             10,267
2/29/2000                             10,331                                     10,241                             10,321
3/31/2000                             10,386                                     10,285                             10,375
4/30/2000                             10,441                                     10,330                             10,430
5/31/2000                             10,499                                     10,377                             10,485
6/30/2000                             10,555                                     10,425                             10,541
7/31/2000                             10,613                                     10,476                             10,597
8/31/2000                             10,674                                     10,527                             10,653
9/30/2000                             10,738                                     10,577                             10,710
10/31/2000                            10,799                                     10,629                             10,767
11/30/2000                            10,857                                     10,679                             10,825
12/31/2000                            10,917                                     10,731                             10,883
1/31/2001                             10,978                                     10,780                             10,942
2/28/2001                             11,032                                     10,821                             11,001
3/31/2001                             11,098                                     10,863                             11,060
4/30/2001                             11,154                                     10,901                             11,120
5/31/2001                             11,209                                     10,936                             11,179
6/30/2001                             11,263                                     10,967                             11,239
7/31/2001                             11,319                                     10,997                             11,300
8/31/2001                             11,377                                     11,024                             11,360
9/30/2001                             11,430                                     11,048                             11,421
10/31/2001                            11,484                                     11,068                             11,481
11/30/2001                            11,532                                     11,084                             11,542
12/31/2001                            11,577                                     11,097                             11,602
1/31/2002                             11,621                                     11,108                             11,663
2/28/2002                             11,665                                     11,118                             11,724
3/31/2002                             11,711                                     11,128                             11,785
4/30/2002                             11,753                                     11,138                             11,847
5/31/2002                             11,800                                     11,148                             11,908
6/30/2002                             11,844                                     11,157                             11,969
7/31/2002                             11,887                                     11,167                             12,031
8/31/2002                             11,930                                     11,176                             12,092
9/30/2002                             11,974                                     11,185                             12,153
10/31/2002                            12,021                                     11,194                             12,215
11/30/2002                            12,064                                     11,202                             12,276
12/31/2002                            12,107                                     11,208                             12,337
1/31/2003                             12,149                                     11,214                             12,398
2/28/2003                             12,185                                     11,219                             12,459
3/31/2003                             12,224                                     11,223                             12,520
4/30/2003                             12,260                                     11,228                             12,581
5/31/2003                             12,297                                     11,232                             12,641
6/30/2003                             12,331                                     11,237                             12,701
7/31/2003                             12,365                                     11,240                             12,762
8/31/2003                             12,399                                     11,243                             12,822
9/30/2003                             12,433                                     11,247                             12,882

1 The performance data quoted represents past performance and the investment return and the principal value of an investment in the PBHG IRA Capital Preservation Fund will fluctuate so that an investor's shares, when redeemed, may be worth less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance figures quoted may be lower at this time due to recent market volatility. The performance results are subject to change since September 30, 2003. Please call 1-800-433-0051 or visit our website at www.pbhgfunds.com for more current investment results. For performance information regarding other share classes please consult your financial adviser. While not fixed at $1.00 per share like a money market fund, the wrapper agreements are likely to cause the net asset value of the Fund to be considerably more stable than a typical high-quality fixed-income fund. A money market fund will generally have a shorter average maturity than the Fund and its yield will tend to more closely track the direction of current market rates than the yield of the Fund. Over the long-term, however, the Sub-Adviser believes the Fund's mix of investments and longer average duration will offset those differences by producing higher returns than a money market fund. The Fund may be unable to maintain a stable value if an applicable government or self-regulatory agency (e.g., the Securities and Exchange Commission or the Financial Accounting Standards Board) determines that the current procedures used by the Fund to value the wrapper agreements are inappropriate. If that should occur, the Fund's Board of Trustees would review the Fund's valuation methodologies, investment objectives, policies and procedures. The returns shown reflect fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance may have been lower. Had the expense waiver not been in effect, the 30 day yield for the PBHG and Advisor Class would have been 3.44% and 3.14%, respectively. Investors considering the PBHG IRA Capital Preservation Fund should have a long-term investment horizon. This information should be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending money.
2 The six month return has not been annualized.
3 The PBHG IRA Capital Preservation Fund-PBHG Class commenced operations on
  August 31, 1999.
4 The performance shown for the Advisor Class prior to its inception on July 31, 2002, is based on the performance and expenses of the PBHG Class shares without the adjustments of the 0.25% service (12b-1) fee. If the service (12b-1) fee had been deducted, the performance of the Fund would have been lower. The Fund's Advisor Class shares and PBHG Class shares would have similar returns because both classes are invested in the same portfolio of securities. Therefore, the performance of the two share classes will differ only to the extent they have different expenses. Subsequent to July 31, 2002, the performance is that of the Advisor Class and reflects the expenses specific to the Advisor Class, which will cause its returns to be less than those of the PBHG Class. The average annual total return of the Advisor Class from its inception date to September 30, 2003 was 3.62%. Advisor Class shares are only available to certain eligible investors. Please see the appropriate prospectus and statement of additional information for a more complete explanation.
5 The returns shown are based on the historical performance of the Fund's PBHG
  Class shares adjusted to reflect applicable sales charges and the higher service and distribution fees (12b-1) applicable to the Class A and C shares as noted below. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Fund offers Class A, Class C, PBHG Class and Advisor Class shares. Class A shares have a current maximum up-front sales charge of 2.00% and are subject to an annual service fee of 0.25%. Class C shares are subject to an aggregate annual distribution and service fee of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months.
6 For more information on the Ryan 5-Year GIC Master Index and the Lipper Money
  Market Funds Average please see the PBHG Disclosure Notes on page 102.

Sector Weightings at September 30, 2003

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Asset-Backed Securities                    38%
Commercial Mortgages                        6%
Corporate Bonds                            17%
Mortgage Related                            3%
Residential Mortgages-Agency               20%
Residential Mortgages                      16%

% of Total Portfolio Investments in Long-Term Obligations
             (excluding wrapper agreements)



Top Ten Long-Term Obligations Holdings at September 30, 2003

Federal National Mortgage Association
  30 Year TBA, 5.500%, 10/15/33                         4.2%
Federal National Mortgage Association
  15 Year TBA, 6.000%, 10/20/18                         3.6%
Federal National Mortgage Association
  15 Year TBA, 5.000%, 10/20/18                         3.5%
Federal National Mortgage Association
  30 Year TBA, 6.500%, 10/15/33                         2.1%
Washington Mutual CMO,
  Ser 2002-AR19, Cl A5, 4.320%, 02/25/33                2.1%
Bank of America Mortgage Securities CMO,
  Ser 2003-H, Cl 1A1, 3.359%, 09/25/33                  2.0%
General Electric Capital Corporation MTN,
  5.375%, 03/15/07                                      1.9%
Federal National Mortgage Association,
  Ser 2002-W2, Cl AF5, 6.000%, 06/25/32                 1.8%
Oil International Limited, Private Placement 144A,
  3.980%, 01/15/09                                      1.8%
Puma Finance Limited CMO, Ser G4, Cl A,
  1.308%, 10/11/34                                      1.7%
--------------------------------------------------------------
% of  Total Portfolio Investments                      24.7%

                                                                      PBHG Funds

                                              PBHG IRA Capital Preservation Fund

                                                         Statement of Net Assets
--------------------------------------------------------------------------------
                                            As of September 30, 2003 (Unaudited)

                                       Face            Market
Description                        Amount (000)      Value (000)
-----------------------------------------------------------------------------
Residential Mortgages-Agency -- 20.7%
Federal Home Loan Mortgage Corporation
   30 year TBA++
   5.500%, 10/15/33                  $  3,000    $      3,059
Federal Home Loan Mortgage Corporation
   Structured Pass Through CMO,
   Ser H006, Cl A1
   1.724%, 04/15/08                     4,369           4,371
Federal Home Loan Mortgage Corporation
   Structured Pass Through CMO,
   Ser H006, Cl A2
   2.837%, 02/15/10                    13,000          13,153
Federal National Mortgage Association
   15 year TBA++
   6.500%, 10/20/18                    15,000          15,834
   6.000%, 10/20/18                    50,000          52,141
   5.500%, 10/20/18                    20,000          20,687
   5.000%, 10/20/18                    50,000          51,219
Federal National Mortgage Association
   30 year TBA++
   7.500%, 10/15/33                    22,000          23,457
   7.000%, 10/15/33                    12,000          12,683
   6.500%, 10/15/33                    30,000          31,266
   5.500%, 10/15/33                    60,000          61,200
                                                 -------------
Total Residential Mortgages-Agency
  (Cost $284,473)                                     289,070
                                                 -------------
-----------------------------------------------------------------------------
Commercial Mortgages-- 5.6%
Banc of America Commercial Mortgage,
   Ser 2000-1, Cl A1A
   7.109%, 11/15/31                     6,203           6,969
Deutsche Mortgage & Asset Receiving,
   Ser 1998-C1, Cl A1
   6.220%, 06/15/31                     3,560           3,644
LB Commercial Conduit Mortgage Trust,
   Ser 1999-C1, Cl A1
   6.410%, 06/15/31                     7,736           8,310
Merrill Lynch Mortgage Investors,
   Ser 1997-C1, Cl A3
   7.120%, 06/18/29                    19,947          22,000
Midland Realty Acceptance
   Corporate CMO,
   Ser 1996-C2, Cl A2
   7.233%, 01/25/29                    17,169          18,968
Morgan Stanley Capital,
   Ser 1999-LIFE, Cl A1
   6.970%, 10/15/08                     3,181           3,522
Mortgage Capital Funding,
   Ser 1997-MC1, Cl A2
   7.223%, 07/20/27                     1,279           1,288
Nationslink Funding Corporation,
   Ser 1999-2, Cl A2
   6.846%, 06/20/31                     7,396           7,641
Nationslink Funding Corporation,
   Ser 1999-2, Cl A3
   7.181%, 06/20/31                     5,000           5,560
                                                 -------------
Total Commercial Mortgages (Cost $76,050)              77,902
                                                 -------------
----------------------------------------------------------------------------



                                       Face            Market
Description                        Amount (000)      Value (000)
-----------------------------------------------------------------------------
Residential Mortgages -- 17.1%
ABN Amro Mortgage CMO,
   Ser 2002-6, Cl A3
   5.700%, 08/25/32                 $   2,214    $      2,215
Bank of America Mortgage Securities,
   Ser 2002-E, Cl A1
   7.020%, 06/20/31                     2,454           2,528
Bank of America Mortgage Securities CMO,
   Ser 2003-5, Cl 3A1
   7.500%, 02/25/31                     8,520           8,943
Bank of America Mortgage Securities CMO,
   Ser 2003-B, Cl 2A7
   4.080%, 03/25/33                    23,685          23,723
Bank of America Mortgage Securities CMO,
   Ser 2003-H, Cl 1A1
   3.359%, 09/25/33                    29,284          29,388
Bear Stearns CMO,
   Private Placement 144A,
   Ser 2003-2, Cl A5
   3.990%, 01/25/33                    10,000          10,049
Bear Stearns CMO, Private Placement 144A,
   Ser 2003-2, Cl A3
   3.700%, 01/25/33                    10,000          10,104
Citicorp Mortgage Securities,
   Ser 2002-3, Cl 1A1
   6.250%, 03/25/32                     3,795           3,851
Citicorp Mortgage Securities CMO,
   Ser 1998-10, Cl A9
   6.250%, 11/25/28                     1,819           1,834
Countrywide Home Loans CMO,
   Ser 2001-29, Cl A6
   6.500%, 02/25/32                       533             532
Countrywide Home Loans CMO,
   Ser 2003-42, Cl 2A3
   3.775%, 10/25/33                    10,000           9,906
Crusade Global Trust,
   Ser 2002-1, Cl A
   1.290%, 02/20/33                     2,934           2,932
Deutsche Mortgage Securities CMO,
   Ser 2002-1, Cl A5
   6.000%, 01/25/33                     7,669           7,927
First Horizon Asset Securities CMO,
   Ser 2003-7, Cl 2A1
   4.500%, 09/25/18                    14,632          14,559
Granite Mortgages Plc,
   Ser 2002-1, Cl 1A1
   1.210%, 10/20/16                     1,068           1,068
Holmes Financing Plc,
   Ser 2, Cl 2A
   1.286%, 07/15/17                    10,000          10,003
Medallion Trust CMO,
   Ser 2003-1G, Cl A
   1.330%, 12/21/33                    12,741          12,745
----------------------------------------------------------------------------

            PBHG Funds

 PBHG IRA Capital Preservation Fund

Statement of Net Assets
-----------------------------------------------------------------------------
As of September 30, 2003 (Unaudited)

                                       Face            Market
Description                        Amount (000)      Value (000)
-----------------------------------------------------------------------------
Residential Mortgages -- continued
Puma Finance Limited CMO,
   Ser G4, Cl A
   1.308%, 10/11/34                  $ 25,000    $     24,985
Salomon Brothers Mortgage Securities VII,
   Ser 2002-UST1, Cl A1
   6.500%, 09/25/16                     1,142           1,165
Washington Mutual CMO,
   Ser 2002-AR19, Cl A5
   4.320%, 02/25/33                    30,000          30,778
Washington Mutual CMO,
   Ser 2003-AR7, Cl A5
   3.066%, 08/25/33                    10,000           9,753
Washington Mutual CMO,
   Ser 2003-AR10, Cl A1
   1.615%, 10/25/33                    20,000          20,000
                                                 -------------
Total Residential Mortgages (Cost $238,112)           238,988
                                                 -------------
-----------------------------------------------------------------------------
Asset-Backed Securities -- 39.5%
Auto & Transportation -- 3.8%
Capital One Auto Finance Trust,
   Ser 2002-C, Cl A2
   1.870%, 11/15/05                     9,243           9,262
Carmax Auto Owner Trust ABS,
   Ser 2002-2, Cl A4
   3.340%, 02/15/08                     5,000           5,151
Harley-Davidson Motorcycle Trust,
   Ser 2001-2, Cl A1
   3.770%, 04/17/06                       441             442
Navistar Financial Corp Owner Trust,
   Ser 2001-B, Cl A4
   4.370%, 11/17/08                     5,097           5,268
Navistar Financial Corp Owner Trust,
   Ser 2002-B, Cl A4
   3.520%, 10/15/09                    13,000          13,365
Provident Auto Lease ABS Trust,
   Private Placement 144A,
   Ser 1999-1, Cl A2
   7.025%, 11/14/05                     9,571          10,007
Provident Auto Lease ABS Trust,
   Private Placement 144A,
   Ser 1999-1, Cl A3
   7.260%, 01/14/12                     9,913           9,938
                                                 -------------
                                                       53,433
-----------------------------------------------------------------------------
Corporates/Yankees -- 0.4%
Chilquinta Energy,
   Private Placement 144A,
   6.470%, 04/01/08                     1,300           1,435
Pemex Finance,
   Private Placement 144A,
   Ser 1A1, Cl A2
   6.300%, 05/15/10                     2,750           3,047
Pemex Finance,
   Private Placement 144A,
   Ser 2A1, Cl A1
   6.125%, 11/15/03                       605             607
-----------------------------------------------------------------------------

                                       Face          Market
Description                        Amount (000)    Value (000)
-----------------------------------------------------------------------------
Corporates/Yankees -- continued
Pemex Finance,
   Ser 1A1, Cl A1
   5.720%, 11/15/03               $       833    $        837
                                                 -------------
                                                        5,926
-----------------------------------------------------------------------------
Credit Card -- 6.4%
Arran Master Trust,
   Ser 2000-B, Cl A
   1.330%, 03/15/07                    19,000          19,035
Credipia,
   Private Placement 144A,
   Ser 2001-1A, Cl A
   1.710%, 12/28/07                    20,000          19,944
Metris Master Trust ABS,
   Ser 1999-1, Cl A
   1.470%, 10/22/07                     9,250           9,103
Providian Master Trust,
   Private Placement 144A,
   Ser 2001-B, Cl A
   1.420%, 04/15/09                    15,000          15,034
Providian Master Trust,
   Ser 2000-1, Cl A
   7.490%, 08/17/09                    21,000          21,751
Sears Credit Account Master Trust ABS,
   Ser 1999-1, Cl A
   5.650%, 03/17/09                     4,500           4,646
                                                 -------------
                                                       89,513
-----------------------------------------------------------------------------
Equipment -- 4.4%
Aircraft Certificate Owner Trust ABS,
   Private Placement 144A,
   Ser 2003-1A, Cl A
   2.860%, 09/20/22                    10,820          11,033
Aircraft Certificate Owner Trust ABS,
   Private Placement 144A,
   Ser 2003-1A, Cl D
   6.455%, 09/20/22                    20,000          20,938
Bank of America Lease ABS,
   Private Placement 144A,
   Ser 2002-A, Cl A4
   3.610%, 11/20/12                    10,200          10,485
CNH Equipment Trust,
   Ser 2000-A, Cl A4
   7.340%, 02/15/07                     8,914           9,012
CNH Equipment Trust,
   Ser 2002-A, Cl A4
   1.420%, 08/15/08                    10,000          10,052
                                                 -------------
                                                       61,520
-----------------------------------------------------------------------------
Home Equity Loans -- 22.1%
Ameriquest Mortgage Securities,
   Ser 2002-1, Cl AF5
   6.670%, 05/25/32                    10,000          10,312
Ameriquest Mortgage Securities,
   Ser 2003-5I, Cl A4I
   4.272%, 07/25/33                    10,000          10,053
Ameriquest Mortgage Securities,
   Ser 2003-5I, Cl A5I
   5.369%, 07/25/33                    11,550          11,056
------------------------------------------------------------------------------

                                                                      PBHG Funds

                                              PBHG IRA Capital Preservation Fund

                                                         Statement of Net Assets
--------------------------------------------------------------------------------
                                            As of September 30, 2003 (Unaudited)

                                       Face            Market
Description                        Amount (000)      Value (000)
-----------------------------------------------------------------------------
Home Equity Loans -- continued
Ameriquest Mortgage Securities,
   Ser 2003-9, Cl Af2
   3.220%, 07/25/11                   $10,000    $     10,072
Centex Home Equity,
   Ser 2003-B, Cl AF4
   3.235%, 02/25/32                    12,000          11,201
Chase Funding Loan Acquisition Trust,
   Ser 2002-C1, Cl IA3
   5.353%, 09/25/26                     2,835           2,838
EQCC Trust,
   Ser 2002-1, Cl 2A
   1.420%, 11/25/31                    23,053          23,071
Fannie Mae Whole Loan,
   Ser 2002-W12, Cl AF4
   4.241%, 02/25/33                    19,000          19,601
Federal Home Loan Mortgage
   Corporation ABS,
   Ser T-49, Cl AF3
   3.410%, 12/25/32                    12,000          12,214
Federal Home Loan Mortgage
   Corporation ABS,
   Ser T-49, Cl AF4
   4.160%, 12/25/32                    10,000          10,332
Federal Home Loan Mortgage
   Corporation Structured
   Pass Through ABS,
   Ser 2002-5, Cl AF4
   5.184%, 11/25/32                    17,658          18,588
Federal National Mortgage Association,
   Ser 2002-W2, Cl AF5
   6.000%, 06/25/32                    25,000          26,901
First Alliance Mortgage Loan Trust ABS,
   Ser 1997-3, Cl A2
   1.330%, 09/20/27                     1,072           1,072
Household Home Equity Loan Trust,
   Ser 2002-1, Cl A
   1.490%, 12/22/31                     4,692           4,697
Option One Woodbridge Loan ABS,
   Private Placement 144A,
   Ser 2003-2, Cl A
   1.600%, 08/25/33                     9,482           9,482
Residential Asset Mortgage Products ABS,
   Ser 2003-RS2, Cl AI3
   3.237%, 01/25/29                    10,900          10,997
Residential Asset Mortgage Products ABS,
   Ser 2003-RS6, Cl AIIB
   1.440%, 07/25/33                    14,839          14,811
Residential Asset Mortgage Products,
   Ser 2002-RS6, Cl AI5
   5.650%, 11/25/32                     7,630           7,727
Residential Asset Securities,
   Ser 2000-KS1, Cl AI4
   8.040%, 10/25/28                    16,373          16,825
Residential Asset Securities,
   Ser 2002-KS2, Cl AI5
   6.779%, 04/25/32                     8,000           8,723
-----------------------------------------------------------------------------

                                       Face            Market
Description                        Amount (000)      Value (000)
-----------------------------------------------------------------------------
Home Equity Loans -- continued
Residential Asset Securities,
   Ser 2002-KS8, Cl A5
   5.690%, 12/25/32                $    5,000    $      5,049
Residential Asset Securities,
   Ser 2003-KS2, Cl AI3
   2.660%, 11/25/28                     8,000           8,027
Saxon Asset Securities Trust,
   Ser 1999-3, Cl AF4
   7.550%, 10/25/26                       214             219
Southern Pacific Secured Asset,
   Ser 1997-3, Cl A5
   7.190%, 09/25/27                     5,515           5,511
Terwin Mortgage Trust ABS,
   Ser 2003-2HE, Cl A
   1.570%, 07/25/34                    19,628          19,695
The Money Store Home Equity Trust,
   Ser 1996-D, Cl A8
   7.370%, 04/15/28                    17,814          17,809
The Money Store Home Equity Trust,
   Ser 1996-D, Cl A9
   7.000%, 04/15/28                     1,699           1,699
The Money Store Home Equity Trust,
   Ser 1998-A, Cl AF9
   6.400%, 04/15/39                    10,000          10,402
                                                 -------------
                                                      308,984
-----------------------------------------------------------------------------
Infrastructure-- 0.3%
California Infrastructure SCE-1,
   Ser 1997-1, Cl A7
   6.420%, 12/26/09                     4,025           4,525
                                                 -------------
                                                        4,525
-----------------------------------------------------------------------------
Manufactured Housing -- 0.8%
Lehman ABS Manufactured
   Housing Contract,
   Ser 2002-A, Cl A
   1.570%, 08/15/16                    11,189          11,219
Vanderbilt Mortgage Finance,
   Ser 1999-C, Cl 1A2
   7.090%, 11/07/13                        53              53
                                                 -------------
                                                       11,272
-----------------------------------------------------------------------------
Recreational Vehicles-- 0.8%
CIT RV Trust ABS,
   Ser 1997-A, Cl A7
   6.400%, 08/15/13                     5,000           5,243
Distribution Financial Services Trust,
   Ser 1999-1, Cl A6
   6.020%, 11/15/16                     2,500           2,638
Distribution Financial Services Trust,
   Ser 2001-1, Cl A5
   6.190%, 11/15/22                     3,000           3,281
                                                 -------------
                                                       11,162
-----------------------------------------------------------------------------

            PBHG Funds

 PBHG IRA Capital Preservation Fund

Statement of Net Assets
-----------------------------------------------------------------------------
As of September 30, 2003 (Unaudited)

                                        Face           Market
Description                         Amount (000)     Value (000)
-----------------------------------------------------------------------------

Tax Lien -- 0.5%
New York City Tax Lien,
   Private Placement 144A,
   Ser 2001-AA, Cl A
   5.590%, 09/10/14                $      527    $        554
New York City Tax Lien,
   Private Placement 144A,
   Ser 2002-AA, Cl A
   4.230%, 10/10/15                     5,995           6,055
                                                 -------------
                                                        6,609
                                                 -------------
Total Asset-Backed Securities (Cost $547,978)         552,944
-----------------------------------------------------------------------------
Principal Only Certificates (PO)-- 0.1%
Bank of America Mortgage Securities,
   Ser 2001-H, Cl A2
   0.000%, 12/25/31                       273             273
Bank of America Mortgage Securities,
   Ser 2002-A, Cl A5
   0.000%, 02/25/32                       697             687
                                                 -------------
Total Principal Only Certificates (PO) (Cost $797)        960
                                                 -------------
-----------------------------------------------------------------------------
Interest Only Strips (IO)-- 3.7%
Asset Securitization Corporation,
   Ser 1997-D4, Cl PS1
   1.100%, 04/14/29                     85,874**        3,777
Banc of America Commercial Mortgage,
   Ser 2001-1, Cl X
   1.084%, 04/15/36                     14,614**          866
Bank of America-First Union
   National Bank Commercial Mortgage,
   Private Placement 144A,
   Ser 2001-3, Cl XC
   0.710%, 04/11/37                     12,670**          700
DLJ Commercial Mortgage,
   Ser 1999-CG1, Cl S
   0.873%, 03/10/32                    113,100**        4,522
DLJ Commercial Mortgage,
   Private Placement 144A,
   Ser 2000-CKP1, Cl S
   1.080%, 10/10/10                    131,540**        7,559
Federal National Mortgage Association,
   Ser 2002-58, Cl VI
   6.000%, 11/25/27                      5,545**          130
First Union National Bank
   Commercial Mortgage,
   Private Placement 144A,
   Ser 2001-C3, Cl X1
   0.549%, 08/15/33                    266,028**        9,331
GMAC Commercial Mortgage Securities,
   Private Placement 144A,
   Ser 2002-C2, Cl X1
   0.380%, 10/15/38                    256,995**       10,874
GMAC Commercial Mortgage Securities,
   Private Placement 144A,
   Ser 2002-C1, Cl X1
   0.526%, 11/15/39                     77,761**        2,707
JPMorgan Chase,
   Ser 2001-CIB2, Cl X1
   0.804%, 04/15/35                     48,820**        1,985
LB Commercial Conduit Mortgage,
   Ser 1999-C1, Cl X
   0.674%, 06/15/31                     63,803**        1,926
-----------------------------------------------------------------------------



                                        Face           Market
Description                         Amount (000)     Value (000)
-----------------------------------------------------------------------------

LB Commercial Conduit Mortgage,
   Ser 1999-C2, Cl X
   0.650%, 10/15/32                   $134,259** $      4,233
LB-UBS Commercial Mortgage Trust,
   Private Placement 144A,
   Ser 2002-C1, Cl XCL
   0.304%, 03/15/34                    131,235**        3,193
                                                 -------------
Total Interest Only Strips (IO) (Cost $49,636)         51,803
                                                 -------------
-----------------------------------------------------------------------------
Corporate Bonds -- 18.0%
American Airlines
   3.857%, 07/09/10                    10,250          10,248
American Airlines,
   Ser 2002-1
   1.760%, 09/23/07                     9,484           9,492
American West Airlines,
   Private Placement 144A,
   7.100%, 04/02/21                     8,774           9,075
American West Airlines,
   Ser 1999-1
   7.930%, 01/02/19                     2,518           2,777
Continental Airlines,
   Ser 2002-1, Cl G1
   1.580%, 08/15/11                    13,182          12,906
Continental Airlines,
   Ser 2002-1, Cl G2
   6.563%, 02/15/12                    14,200          15,365
Delta Air Lines,
   Ser 2002-1
   6.718%, 01/02/23                    20,279          21,734
General Electric Capital
   Corporation MTN
   5.375%, 03/15/07                    25,000          27,167
Mashantucket Western Pequot Tribe,
   Private Placement 144A,
   6.570%, 09/01/13                    14,145          15,984
Metris Master Trust,
   Ser 2002-3A, Cl A
   1.420%, 05/20/09                    20,000          19,768
Northwest Airlines,
   Ser 2000-1, Cl G
   8.072%, 04/01/21                     6,841           7,621
Northwest Airlines,
   Ser 2002-1, Cl G2
   6.264%, 11/20/21                    12,000          12,472
Oil International Limited,
   Private Placement 144A,
   3.980%, 01/15/09                    26,100          26,737
Pemex Finance Limited MBIA
   7.330%, 05/15/12                    13,425          15,732
PF Export Receivables Master Trust,
   Private Placement 144A,
   6.600%, 12/01/11                     7,000           7,730
Sears Credit Account Master Trust,
   Ser 2002-4, Cl A
   1.250%, 08/18/09                    22,480          22,455
TIAA Global Markets,
   Private Placement 144A,
   4.125%, 11/15/07                     4,200           4,374
-----------------------------------------------------------------------------

                                                                      PBHG Funds

                                              PBHG IRA Capital Preservation Fund

                                                         Statement of Net Assets
--------------------------------------------------------------------------------
                                            As of September 30, 2003 (Unaudited)

                                       Face          Market
Description                        Amount (000)    Value (000)
-----------------------------------------------------------------------------

TIAA Global Markets,
   Private Placement 144A,
   2.750%, 01/13/06                  $ 10,000    $     10,175
                                                 -------------
Total Corporate Bonds (Cost $245,129)                 251,812
                                                 -------------
-----------------------------------------------------------------------------
Treasury Notes -- 0.3%
U.S. Treasury Note
   4.375%, 05/15/07                     4,200           4,509
                                                 -------------
Total Treasury Notes (Cost $4,435)                      4,509
                                                 -------------
-----------------------------------------------------------------------------
Repurchase Agreements -- 16.1%
Barclays
   1.03%, dated 09/30/03, matures
   10/01/03, repurchase price
   $147,224,848 (collateralized by
   U.S. Government Obligations:
   total market value $150,165,654)
   (A)(B)147,221                                      147,221
UBS Warburg LLC
   1.03%, dated 09/30/03, matures
   10/01/03, repurchase price
   $78,805,151 (collateralized by
   U.S. Government Obligations:
   total market value $80,380,112)(A)(B)78,803         78,803
                                                 -------------
Total Repurchase Agreements (Cost $226,024)           226,024
                                                 -------------
Total Investments-- 121.1% (Cost $1,672,634)        1,694,012
                                                 -------------
-----------------------------------------------------------------------------
Wrapper Agreements -- (0.7%)
American International Group*+                           (871)
Bank of America*+                                      (3,456)
CDC Financial Products*+                               (3,509)
ING*+                                                     (93)
Royal Bank of Canada*+                                 (2,221)
                                                 -------------
Total Wrapper Agreements                              (10,150)
                                                 -------------
-----------------------------------------------------------------------------
Other Assets and Liabilities -- (20.4)%
Receivable for Investment Securities Sold              16,505
Payable for Administration Fees                          (171)
Payable for Distribution Fees                              (1)
Payable for Investment Advisory Fees                     (509)
Payable for Investment Securities Purchased          (292,005)
Payable for Wrapper Fees                                 (787)
Other Assets and Liabilities, Net                      (7,526)
                                                 -------------
Total Other Assets and Liabilities, Net              (284,494)
                                                 -------------
-----------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class ($0.001 par value)
   based on 139,420,030 outstanding shares
   of common stock                                  1,395,346
Fund Shares of Advisor Class ($0.001 par value)
   based on 506,850 outstanding shares
   of common stock                                      5,069
Fund Shares of Class A ($0.001 par value)
   based on 5,025 outstanding shares
   of common stock                                         50
Fund Shares of Class C ($0.001 par value)
   based on 5,021 outstanding shares
   of common stock                                         50
------------------------------------------------------------------------------



                                                                     Market
Description                                                       Value (000)
-----------------------------------------------------------------------------

Distribution in excess of net investment income  $     (1,591)
Accumulated net realized loss on investments           (2,082)
Unrealized appreciation on investments                 21,378
Unrealized depreciation on wrapper argeements         (18,852)
                                                 -------------
Total Net Assets-- 100.0%                          $1,399,368
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- PBHG Class
   ($1,394,197,379/139,420,030 shares)                 $10.00
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- Advisor Class
   ($5,069,675/506,850 shares)                         $10.00
                                                 -------------
Net Asset Value and Redemption
   Price Per Share -- Class A
   ($50,248/5,025 shares)                              $10.00
                                                 -------------
Maximum Offering
   Price Per Share -- Class A
   ($10.00/94.25%)                                     $10.61
                                                 -------------
Net Asset Value and Offering
   Price Per Share -- Class C+++
   ($50,206/5,021 shares)                              $10.00
                                                 -------------

   * The Wrapper Agreements are designed to maintain the book value of a portion of the Fund's covered assets up to a specified maximum dollar amount upon the occurrence of certain specific events ("termination events"). Upon the occurrence of a termination event, the wrap provider is obligated to pay to the Fund the difference between the market value and the book value of the wrap if the market value is less than the book value. If the market value is greater than the book value of the wrap then the Fund is obligated to pay the wrap provider the difference.
     See Note 2 on page 93.
  ** Notional Amount
   + Fair-valued security.
  ++ Security purchased on a when-issued basis. As of September 30, 2003, these securities amounted to a value of $271,546,000, representing 19.4% of net assets.
 +++ Class C shares have a contingent sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
        September 30, 2003, these securities amounted to a value of $237,047,000 representing 16.9% of net assets.
(A) -- Tri-party repurchase agreement
(B) -- Approximately $139,469,000 of the total Repurchase Agreements value is held in a segregated account maintained for liquidity purposes pursuant to the Wrapper Agreement as disclosed in Note 2.
ABS -- Asset-Backed Security
Cl -- Class
CMO -- Collateralized Mortgage Obligation
LLC -- Limited Liability Company
MBIA -- Municipal Bond Insurance Association
MTN -- Medium-Term Note
Plc -- Public Limited Company
Ser -- Series
STRIPS -- Separate Trading of Registered Interest and Principal Securities
TBA -- Securities traded under delayed delivery commitments settling after September 30, 2003. Income on these securities will not be earned until settle date.
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

            PBHG Funds

 PBHG Cash Reserves Fund

PBHG Cash Reserves Fund (Unaudited)



                    Average Annual Total Return1 As of September 30, 2003
-----------------------------------------------------------------------------------------
                                          One     Annualized  Annualized  Annualized
                               6         Year       3 Year      5 Year     Inception
                            Months2     Return      Return      Return      to Date
-----------------------------------------------------------------------------------------
  PBHG Class3                0.17%       0.55%       2.18%        3.33%       4.05%
-----------------------------------------------------------------------------------------

                                   Comparison of Total Return,
                    as of September 30, 2003 for the PBHG Cash Reserves Fund,
                          versus the Lipper Money Market Funds Average3

[BAR CHART OMITTED, PLOT POINTS FOLLOWS]

PBHG Cash Reserves Fund                          Six Months         0.17%
Lipper Money Market Funds Average4               Six Months         0.21%

1 The performance data quoted represents past performance and the investment return and the principal value of an investment in the PBHG Cash Reserves Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns shown reflect past fee waivers and/or expense reimbursements in effect for the period; absent fee waivers and expense reimbursements, performance would have been lower. The yield for the Fund more closely reflects the current earnings of the Fund than its total return. An investment in the PBHG Cash Reserves Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This information must be preceded or accompanied by a prospectus. Investors should read the prospectus carefully before investing or sending any money. The performance results are subject to change since September 30, 2003. Please call 1-800-433-0051 or visit our website at www.pbhgfunds.com for more current investment results.
2 The six month return has not been annualized.
3 The PBHG Cash Reserves Fund commenced operations on April 4, 1995.
4 For more information on the Lipper Money Market Funds Average please see the PBHG Disclosure Notes on page 102.

Asset Weightings at September 30, 2003

[PIE CHART OMITTED, PLOT POINTS FOLLOWS]

Cash                                8%
Certificates of Deposit            11%
Commercial Paper                   47%
Government Bond                    34%

% of Total Portfolio Investments

                                                                      PBHG Funds

                                                         PBHG Cash Reserves Fund

                                                         Statement of Net Assets
--------------------------------------------------------------------------------
                                            As of September 30, 2003 (Unaudited)

                                        Face           Market
Description                         Amount (000)     Value (000)
-----------------------------------------------------------------------------
Certificates of Deposit -- 11.2%
Dexia
   1.250%, 10/15/03                    $2,500    $      2,500
Royal Bank of Scotland
   1.070%, 11/28/03                     1,500           1,500
Standard Federal Bank
   1.060%, 12/22/03                     1,500           1,500
Westdeutsche Lumdesbank
   1.350%, 01/27/04                     3,000           3,000
                                                 -------------
Total Certificates of Deposit (Cost $8,500)             8,500
                                                 -------------
-----------------------------------------------------------------------------
Commercial Paper -- 47.0%
Apreco
   1.050%, 10/27/03                     1,500           1,499
Ciesco LLC (A)
   1.042%, 11/13/03                     1,500           1,498
Corporate Asset Funding
   1.077%, 10/02/03                     1,500           1,500
Corporate Receivable
   1.077%, 10/10/03                     1,500           1,500
Danske
   1.077%, 10/15/03                     1,400           1,399
Dupont E.I. de Nemours
   1.078%, 12/04/03                     2,000           1,996
Edison Asset Securitization
   1.070%, 11/03/03                     1,500           1,499
Eureka Securitization
   1.067%, 10/08/03                     1,500           1,500
Falcon Asset Securitization (A)
   1.061%, 10/23/03                     1,500           1,499
Galaxy Funding
   1.077%, 10/21/03                     1,000             999
General Electric Capital (A)
   1.062%, 11/19/03                     2,400           2,397
Greyhawk Funding LLC (A)
   1.072%, 10/30/03                     1,500           1,499
HBOs Treasury Services Plc
   1.055%, 11/19/03                     2,000           1,997
International Lease Finance
   1.066%, 10/16/03                     2,000           1,999
Nationwide Building Society (A)
   1.083%, 12/02/03                     2,000           1,996
Nestle Capital (A)
   1.042%, 12/04/03                     2,000           1,996
New York Life Capital
   1.077%, 11/05/03                     2,000           1,998
Park Avenue Receivable (A)
   1.061%, 10/24/03                     1,500           1,499
Shell Finance
   1.067%, 10/15/03                     1,783           1,782
Yale University (A)
   1.062%, 11/13/03                     2,000           1,998
Yorktown Capital (A)
   1.131%, 10/24/03                     1,500           1,499
                                                 -------------
Total Commercial Paper (Cost $35,549)                  35,549
                                                 -------------
-----------------------------------------------------------------------------

                                      Face           Market
Description                       Amount (000)     Value (000)
-----------------------------------------------------------------------------
U.S. Government Bonds -- 34.5%
Federal Home Loan Bank
   5.375%, 01/05/04                 $     800    $        808
   3.750%, 04/15/04                     1,000           1,013
Federal Home Loan Mortgage Corporation
   5.000%, 05/15/04                     1,000           1,023
   3.250%, 01/15/04                     3,000           3,015
   1.409%, 12/31/03 (A)                 2,000           1,993
   1.330%, 01/29/04 (A)                 2,000           1,991
   1.217%, 02/26/04 (A)                 2,000           1,990
   1.094%, 03/12/04 (A)                 1,200           1,194
   1.048%, 12/05/03 (A)                 2,500           2,495
   0.960%, 06/17/04 (A)                   500             497
Federal National Mortgage Association
   5.125%, 02/13/04                     2,000           2,028
   4.750%, 11/14/03                     2,000           2,009
   3.625%, 04/15/04                     1,550           1,570
   1.300%, 11/14/03 (A)                 2,500           2,495
   1.180%, 02/06/04 (A)                 1,000             996
   1.040%, 11/21/03 (A)                   960             959
                                                 -------------
Total U.S. Government Bonds (Cost $26,076)             26,076
                                                 -------------
-----------------------------------------------------------------------------
Total Investments-- 92.7% (Cost $70,125)               70,125
                                                 -------------
Other Assets and Liabilities, Net-- 7.3%                5,489
                                                 -------------
Total Net Assets-- 100.0%                              75,614
                                                 -------------
-----------------------------------------------------------------------------
Statement of Assets and Liabilities
Assets
  Investments at Value                                 70,125
  Cash                                                  6,200
  Receivable for Capital Shares Sold                      397
  Other Assets                                            193
                                                 -------------
Total Assets                                           76,915
                                                 -------------
Liabilities
  Payable for Administration Fees                          (9)
  Payable for Investment Advisory Fees                    (19)
  Payable for Capital Shares Redeemed                  (1,187)
  Accrued expenses and other liabilities                  (86)
                                                 -------------
Total Liabilities                                      (1,301)
                                                 -------------
Total Net Assets                                 $     75,614
                                                 -------------
-----------------------------------------------------------------------------
Net Assets:
Fund Shares of PBHG Class ($0.001 par value)
   based on 75,618,835 outstanding shares
   of common stock                                     75,623
Accumulated net realized loss on investments               (9)
                                                 -------------
Total Net Assets-- 100.0%                         $    75,614
                                                 -------------
Net Asset Value, Offering and Redemption
   Price Per Share -- PBHG Class
   ($75,614,037/75,618,835 shares)                      $1.00
                                                 -------------
(A) -- Discount Note, rate reflected is the effective yield at the time of purchase.
LLC -- Limited Liability Company
Plc -- Public Limited Company

Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

   PBHG FUNDS

STATEMENTS OF OPERATIONS (000) (UNAUDITED)
--------------------------------------------------------------------------------

For the six months ended September 30, 2003 (unless otherwise indicated)



                                      ----------------   ----------------   ----------------    ----------------   ----------------

                                            PBHG                                  PBHG                PBHG                PBHG
                                          EMERGING              PBHG              LARGE             LARGE CAP            SELECT
                                           GROWTH              GROWTH            CAP 20              GROWTH              GROWTH
                                            FUND                FUND              FUND                FUND                FUND
                                      ----------------   ----------------   ----------------    ----------------   ----------------
                                           4/1/03              4/1/03            4/1/03              4/1/03              4/1/03
                                             to                  to                to                  to                  to
                                           9/30/03             9/30/03           9/30/03             9/30/03             9/30/03
                                      ----------------   ----------------   ----------------    ----------------   ----------------
INVESTMENT INCOME:
     Dividends                           $    216            $    877           $   291             $   475             $   120
     Interest                                  52                 684                38                  31                  --
     Less: Foreign Taxes Withheld              --                  (3)               (3)                 (3)                 (7)
                                         --------            --------           -------             -------             -------
       Total Investment Income                268               1,558               326                 503                 113
                                         --------            --------           -------             -------             -------
EXPENSES:
     Investment Advisory Fees               1,364               5,536               963                 723               1,070
     Administrative Fees                      242                 977               170                 144                 189
     Distribution Fees
        Advisor Class                          --                  47                --                   1                  --
        Class A                                --                  --                --                  --                  --
        Class C                                --                  --                --                  --                  --
     Transfer Agent Fees                      579               2,030               405                 303                 528
     Printing Fees                             58                 288                51                  60                  72
     Line of Credit Fees                       54                  50                 5                   5                   6
     Professional Fees                         31                 138                24                  20                  26
     Custodian Fees                            11                  28                 5                   5                   7
     Directors' Fees                            4                  19                 3                   3                   4
     Registration and Filing Fees              16                  29                13                  14                  10
     Miscellaneous Fees                         5                   5                 4                   3                   4
                                         --------            --------           -------             -------             -------
         TOTAL EXPENSES                     2,364               9,147             1,643               1,281               1,916
                                         --------            --------           -------             -------             -------
     Waiver of Investment Advisory Fees        --                  --                --                  --                  --
     Expense Reduction 1                       (1)                 (3)               (1)                 --                  (1)
                                         --------            --------           -------             -------             -------
         Net Expenses                       2,363               9,144             1,642               1,281               1,915
                                         --------            --------           -------             -------             -------
     NET INVESTMENT INCOME (LOSS)          (2,095)             (7,586)           (1,316)               (778)             (1,802)
                                         --------            --------           -------             -------             -------
     Net Realized Gain from
       Security Transactions               13,892             138,975             7,010               3,381              20,270
     Net Realized Gain on Futures              --                  --                --                  --                  --
     Net Change in Unrealized
       Appreciation on Investments        104,581              98,315            29,402              24,188              33,408
     Net Change in Unrealized
       Appreciation
       on Futures                              --                  --                --                  --                  --
                                         --------            --------           -------             -------             -------
     NET REALIZED AND UNREALIZED GAIN
       ON INVESTMENTS                     118,473             237,290            36,412              27,569              53,678
                                         --------            --------           -------             -------             -------
     INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS                   $116,378            $229,704           $35,096             $26,791             $51,876
                                         ========            ========           =======             =======             =======






                                      ----------------         ----------------          ----------------         ----------------
                                             PBHG
                                           STRATEGIC                  PBHG
                                             SMALL                DISCIPLINED                  PBHG                     PBHG
                                            COMPANY                 EQUITY                    FOCUSED                 LARGE CAP
                                             FUND                    FUND                      FUND                     FUND
                                      ----------------         ----------------          ----------------         ----------------
                                            4/1/03                  4/1/03                    4/1/03                   4/1/03
                                              to                      to                        to                       to
                                            9/30/03                 9/30/03                   9/30/03                  9/30/03
                                      ----------------         ----------------          ----------------         ----------------
INVESTMENT INCOME:
     Dividends                             $   138                  $   550                   $  172                  $ 4,150
     Interest                                   17                        9                        3                       28
     Less: Foreign Taxes Withheld               --                       --                       (4)                     (36)
                                           -------                  -------                   ------                  -------
       Total Investment Income                 155                      559                      171                    4,142
                                           -------                  -------                   ------                  -------
EXPENSES:
     Investment Advisory Fees                  382                      220                      111                      995
     Administrative Fees                        57                       47                       20                      229
     Distribution Fees
        Advisor Class                            1                       --                       --                        1
        Class A                                 --                       --                       --                       --
        Class C                                 --                       --                       --                       --
     Transfer Agent Fees                        92                       81                       43                      446
     Printing Fees                              15                       14                        6                       71
     Line of Credit Fees                         2                        2                        1                        7
     Professional Fees                           8                        7                        3                       33
     Custodian Fees                             11                        8                        3                        8
     Directors' Fees                             1                        1                       --                        4
     Registration and Filing Fees               18                       10                        7                       22
     Miscellaneous Fees                          2                        1                       --                        6
                                           -------                  -------                   ------                  -------
         TOTAL EXPENSES                        589                      391                      194                    1,822
                                           -------                  -------                   ------                  -------
     Waiver of Investment Advisory Fees        (15)                      --                       --                       --
     Expense Reduction 1                        --                       --                       --                       --
                                           -------                  -------                   ------                  -------
         Net Expenses                          574                      391                      194                    1,822
                                           -------                  -------                   ------                  -------
     NET INVESTMENT INCOME (LOSS)             (419)                     168                      (23)                   2,320
                                           -------                  -------                   ------                  -------
     Net Realized Gain from
       Security Transactions                 1,567                    3,227                    2,193                   32,819
     Net Realized Gain on Futures               --                      551                       --                       --
     Net Change in Unrealized
       Appreciation on Investments          21,679                    6,830                    3,103                   11,247
     Net Change in Unrealized
       Appreciation
       on Futures                               --                       33                       --                       --
                                           -------                  -------                   ------                  -------
     NET REALIZED AND UNREALIZED GAIN
       ON INVESTMENTS                       23,246                   10,641                    5,296                   44,066
                                           -------                  -------                   ------                  -------
     INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS                     $22,827                  $10,809                   $5,273                  $46,386
                                           =======                  =======                   ======                  =======




1.  All expense reductions are for transfer agent expenses.
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

                                    76 & 77

            PBHG FUNDS

STATEMENTS OF OPERATIONS (000) (UNAUDITED)
-------------------------------------------------------------------------------

For the six months ended September 30, 2003 (unless otherwise indicated)




                                      ----------------         ------------------       ----------------         ----------------
                                                                                               PBHG                    PBHG
                                            PBHG                      PBHG                    CLIPPER                SMALL CAP
                                           MID-CAP                  SMALL CAP                  FOCUS                   VALUE
                                            FUND                      FUND                     FUND                    FUND
                                      ----------------         ------------------       ----------------         ----------------
                                           4/1/03                    4/1/03                   4/1/03                 7/25/03*
                                             to                        to                       to                      to
                                           9/30/03                   9/30/03                  9/30/03                 9/30/03
                                      ----------------         ------------------       ----------------         ----------------
INVESTMENT INCOME:
     Dividends                            $ 1,748                   $   417                  $  8,572                $    57
     Interest                                  81                        16                       211                      1
     Crediting Rate Interest                   --                        --                        --                     --
     Less: Foreign Taxes Withheld             (22)                       (1)                       --                     --
                                          -------                   -------                  --------                -------
       Total Investment Income              1,807                       432                     8,783                     58
                                          -------                   -------                  --------                -------
EXPENSES:
     Investment Advisory Fees               1,606                       576                     4,265                     33
     Administrative Fees                      283                        86                       640                      5
     Distribution Fees
        Advisor Class                           4                        --                        --                     --
        Class A                                --                        --                        --                     --
        Class C                                --                        --                        --                     --
     Transfer Agent Fees                      489                       157                     1,043                      8
     Printing Fees                             77                        20                       179                      1
     Professional Fees                         38                        12                        92                      1
     Registration and Filing Fees              19                        13                        40                      9
     Line of Credit Fees                        9                         3                        23                     13
     Custodian Fees                             8                         6                        13                      1
     Directors' Fees                            5                         2                        12                     --
     Wrapper Fees 1                            --                        --                        --                     --
     Miscellaneous Fees                         6                         3                        13                     --
                                          -------                   -------                  --------                -------
         TOTAL EXPENSES                     2,544                       878                     6,320                     71
                                          -------                   -------                  --------                -------
     Waiver of Investment Advisory Fees        --                       (14)                       --                     (8)
     Reimbursement of Other Expenses
       by Adviser                              --                        --                        --                     --
     Expense Reduction 2                       --                        --                        (1)                    --
                                          -------                   -------                  --------                -------
         Net Expenses                       2,544                       864                     6,319                     63
                                          -------                   -------                  --------                -------
     NET INVESTMENT INCOME (LOSS)            (737)                     (432)                    2,464                     (5)
                                          -------                   -------                  --------                -------
     Net Realized Gain (Loss) from
       Security Transactions               17,525                     8,387                    (8,253)                   331
     Net Change in Unrealized
       Appreciation
       on Investments                      50,277                    18,211                   179,352                    230
     Net Change in Unrealized
       Depreciation
       on Wrapper Agreements 1                 --                        --                        --                     --
                                          -------                   -------                  --------                -------
     NET REALIZED AND UNREALIZED
       GAIN ON INVESTMENTS AND
       WRAPPER AGREEMENTS                  67,802                    26,598                   171,099                    561
                                          -------                   -------                  --------                -------
     INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS                    $67,065                   $26,166                  $173,563                $   556
                                          =======                   =======                  ========                =======




                                          ----------------          ----------------           ----------------
                                                                          PBHG                       PBHG
                                                PBHG                  TECHNOLOGY &               INTERMEDIATE
                                                REIT                 COMMUNICATIONS              FIXED INCOME
                                                FUND                      FUND                       FUND
                                          ----------------          ----------------           ----------------
                                               4/1/03                    4/1/03                    7/31/03*
                                                 to                        to                         to
                                               9/30/03                   9/30/03                    9/30/03
                                          ----------------          ----------------           ----------------
INVESTMENT INCOME:
     Dividends                                $ 2,369                   $   316                     $  --
     Interest                                      11                        41                        29
     Crediting Rate Interest                       --                        --                        --
     Less: Foreign Taxes Withheld                 (11)                      (17)                       --
                                              -------                   -------                     -----
       Total Investment Income                  2,369                       340                        29
                                              -------                   -------                     -----
EXPENSES:
     Investment Advisory Fees                     410                     1,375                         3
     Administrative Fees                           72                       243                         1
     Distribution Fees
        Advisor Class                              20                        12                        --
        Class A                                    --                        --                        --
        Class C                                    --                        --                        --
     Transfer Agent Fees                           81                       930                         1
     Printing Fees                                 21                       128                         1
     Professional Fees                             10                        33                        --
     Registration and Filing Fees                  12                        15                         8
     Line of Credit Fees                            2                         7                        --
     Custodian Fees                                 8                        10                        --
     Directors' Fees                                1                         4                        --
     Wrapper Fees 1                                --                        --                        --
     Miscellaneous Fees                             2                         6                        --
                                              -------                   -------                     -----
         TOTAL EXPENSES                           639                     2,763                        14
                                              -------                   -------                     -----
     Waiver of Investment Advisory Fees            --                        --                        (3)
     Reimbursement of Other Expenses
       by Adviser                                  --                        --                        (4)
     Expense Reduction 2                           --                        --                        --
                                              -------                   -------                     -----
         Net Expenses                             639                     2,763                         7
                                              -------                   -------                     -----
     NET INVESTMENT INCOME (LOSS)               1,730                    (2,423)                       22
                                              -------                   -------                     -----
     Net Realized Gain (Loss) from
       Security Transactions                    3,330                    24,664                        24
     Net Change in Unrealized
       Appreciation
       on Investments                          15,363                    64,312                       142
     Net Change in Unrealized
       Depreciation
       on Wrapper Agreements 1                     --                        --                        --
                                              -------                   -------                     -----
     NET REALIZED AND UNREALIZED
       GAIN ON INVESTMENTS AND
       WRAPPER AGREEMENTS                      18,693                    88,976                       166
                                              -------                   -------                     -----
     INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS                        $20,423                   $86,553                     $ 188
                                              =======                   =======                     =====


                                           ----------------         ----------------
                                                 PBHG                     PBHG
                                              IRA CAPITAL                 CASH
                                             PRESERVATION               RESERVES
                                                 FUND                     FUND
                                           ----------------         ----------------
                                                4/1/03                   4/1/03
                                                  to                       to
                                                9/30/03                  9/30/03
                                           ----------------         ----------------
INVESTMENT INCOME:
     Dividends                                 $    --                  $   --
     Interest                                   18,891                     507
     Crediting Rate Interest                     7,214                      --
     Less: Foreign Taxes Withheld                   --                      --
                                               -------                  ------
       Total Investment Income                  26,105                     507
                                               -------                  ------
EXPENSES:
     Investment Advisory Fees                    3,940                     124
     Administrative Fees                           985                      62
     Distribution Fees
        Advisor Class                                5                      --
        Class A                                     --                      --
        Class C                                     --                      --
     Transfer Agent Fees                         1,607                     125
     Printing Fees                                 231                      21
     Professional Fees                             144                      12
     Registration and Filing Fees                   45                       9
     Line of Credit Fees                            42                      --
     Custodian Fees                                 21                       5
     Directors' Fees                                19                       1
     Wrapper Fees 1                              1,383                      --
     Miscellaneous Fees                             17                      11
                                               -------                  ------
         TOTAL EXPENSES                          8,439                     370
                                               -------                  ------
     Waiver of Investment Advisory Fees         (1,871)                     --
     Reimbursement of Other Expenses
       by Adviser                                   --                      --
     Expense Reduction 2                            --                      --
                                               -------                  ------
         Net Expenses                            6,568                     370
                                               -------                  ------
     NET INVESTMENT INCOME (LOSS)               19,537                     137
                                               -------                  ------
     Net Realized Gain (Loss) from
       Security Transactions                    (3,791)                     --
     Net Change in Unrealized
       Appreciation
       on Investments                            9,787                      --
     Net Change in Unrealized
       Depreciation
       on Wrapper Agreements 1                  (3,761)                     --
                                               -------                  ------
     NET REALIZED AND UNREALIZED
       GAIN ON INVESTMENTS AND
       WRAPPER AGREEMENTS                        2,235                      --
                                               -------                  ------
     INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS                         $21,772                  $  137
                                               =======                  ======


*Commencement of Operations
1. See Note 2 on page 93.
2.  All expense reductions are for transfer agent expenses.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                    78 & 79

PBHG FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------


                                                                   --------------------------        -------------------------
                                                                              PBHG                             PBHG
                                                                      EMERGING GROWTH FUND                  GROWTH FUND
                                                                   --------------------------        -------------------------
                                                                    4/1/03 to                         4/1/03 to
                                                                     9/30/03       4/1/02 to           9/30/03      4/1/02 to
                                                                   (Unaudited)      3/31/03          (Unaudited)     3/31/03
                                                                   -----------    -----------        -----------   -----------
INVESTMENT ACTIVITIES:
   Net Investment Loss                                               $ (2,095)      $ (3,640)         $   (7,586)   $  (16,183)
   Net Realized Gain (Loss) from Security Transactions                 13,892       (118,286)            138,975      (313,333)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                                   104,581        (52,903)             98,315      (162,625)
                                                                     --------       --------          ----------    ----------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                                  116,378       (174,829)            229,704      (492,141)
                                                                     --------       --------          ----------    ----------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                                      152,169        181,247              76,359       169,813
   Shares Issued upon the Reorganization of the Limited and
     New Opportunities Funds 2                                         75,491             --                  --            --
   Shares Issued upon the Reorganization of the
     Core Growth Fund 2                                                    --             --              38,293            --
   Shares Redeemed                                                    (99,189)      (213,119)           (152,247)     (497,224)
                                                                     --------       --------          ----------    ----------
   Total PBHG Class Transactions                                      128,471        (31,872)            (37,595)     (327,411)
                                                                     --------       --------          ----------    ----------
   Advisor Class
   Shares Issued                                                           --             --               1,713         6,295
   Shares Redeemed                                                         --             --              (2,590)       (9,918)
                                                                     --------       --------          ----------    ----------
   Total Advisor Class Transactions                                        --             --                (877)       (3,623)
                                                                     --------       --------          ----------    ----------
   Class A 1
   Shares Issued                                                           50             --                  50            --
                                                                     --------       --------          ----------    ----------
   Total Class A Transactions                                              50             --                  50            --
                                                                     --------       --------          ----------    ----------
   Class C 1
   Shares Issued                                                           50             --                  50            --
                                                                     --------       --------          ----------    ----------
   Total Class C Transactions                                              50             --                  50            --
                                                                     --------       --------          ----------    ----------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                       128,571        (31,872)            (38,372)     (331,034)
                                                                     --------       --------          ----------    ----------
   Total Increase (Decrease) in Net Assets                            244,949       (206,701)            191,332      (823,175)
                                                                     --------       --------          ----------    ----------
NET ASSETS:
   Beginning of Period                                                201,460        408,161           1,152,506     1,975,681
                                                                     --------       --------          ----------    ----------
   End of Period                                                     $446,409       $201,460          $1,343,838    $1,152,506
                                                                     ========       ========          ==========    ==========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                                       19,475         19,136               4,794        10,894
   Shares Issued upon the Reorganization of the Limited and
     New Opportunities Funds 2                                          1,335             --                  --            --
   Shares Issued upon the Reorganization of the Core Growth Fund 2        --              --               2,427            --
   Shares Redeemed                                                     (9,092)       (22,445)             (9,512)      (32,046)
                                                                     --------       --------          ----------    ----------
   Total PBHG Class Share Transactions                                 11,718         (3,309)             (2,291)      (21,152)
                                                                     --------       --------          ----------    ----------
   Advisor Class
   Shares Issued                                                           --             --                 110           427
   Shares Redeemed                                                         --             --                (165)         (659)
                                                                     --------       --------          ----------    ----------
   Total Advisor Class Share Transactions                                  --             --                 (55)         (232)
                                                                     --------       --------          ----------    ----------
   Class A 1
   Shares Issued                                                            4             --                   3            --
                                                                     --------       --------          ----------    ----------
   Total Class A Share Transactions                                         4             --                   3            --
                                                                     --------       --------          ----------    ----------
   Class C 1
   Shares Issued                                                            4             --                   3            --
                                                                     --------       --------          ----------    ----------
   Total Class C Share Transactions                                         4             --                   3            --
                                                                     --------       --------          ----------    ----------
   Net Increase (Decrease) in Shares Outstanding                       11,726         (3,309)             (2,340)      (21,384)
                                                                     ========       ========          ==========    ==========



                                                                        -------------------------       --------------------------
                                                                                  PBHG                            PBHG
                                                                            LARGE CAP 20 FUND             LARGE CAP GROWTH FUND
                                                                        -------------------------       --------------------------
                                                                         4/1/03 to                       4/1/03 to
                                                                          9/30/03      4/1/02 to          9/30/03       4/1/02 to
                                                                        (Unaudited)     3/31/03         (Unaudited)      3/31/03
                                                                        -----------    ----------       -----------    -----------
INVESTMENT ACTIVITIES:
   Net Investment Loss                                                   $ (1,316)      $ (1,775)         $   (778)      $ (1,311)
   Net Realized Gain (Loss) from Security Transactions                      7,010        (72,426)            3,381        (52,612)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                                        29,402         (4,436)           24,188         (4,750)
                                                                         --------       --------          --------       --------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                                       35,096        (78,637)           26,791        (58,673)
                                                                         --------       --------          --------       --------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                                            8,512         21,059            24,941         42,584
   Shares Issued upon the Reorganization of the Limited and
     New Opportunities Funds 2                                                 --             --                --             --
   Shares Issued upon the Reorganization of the
     Core Growth Fund 2                                                        --             --                --             --
   Shares Redeemed                                                        (29,908)       (66,359)          (33,518)       (69,293)
                                                                         --------       --------          --------       --------
   Total PBHG Class Transactions                                          (21,396)       (45,300)           (8,577)       (26,709)
                                                                         --------       --------          --------       --------
   Advisor Class
   Shares Issued                                                                8            165                46            523
   Shares Redeemed                                                             --           (148)              (80)          (125)
                                                                         --------       --------          --------       --------
   Total Advisor Class Transactions                                             8             17               (34)           398
                                                                         --------       --------          --------       --------
   Class A 1
   Shares Issued                                                               50             --                50             --
                                                                         --------       --------          --------       --------
   Total Class A Transactions                                                  50             --                50             --
                                                                         --------       --------          --------       --------
   Class C 1
   Shares Issued                                                               50             --                50             --
                                                                         --------       --------          --------       --------
   Total Class C Transactions                                                  50             --                50             --
                                                                         --------       --------          --------       --------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                           (21,288)       (45,283)           (8,511)       (26,311)
                                                                         --------       --------          --------       --------
   Total Increase (Decrease) in Net Assets                                 13,808       (123,920)           18,280        (84,984)
                                                                         --------       --------          --------       --------
NET ASSETS:
   Beginning of Period                                                    209,255        333,175           173,469        258,453
                                                                         --------       --------          --------       --------
   End of Period                                                         $223,063       $209,255          $191,749       $173,469
                                                                         ========       ========          ========       ========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                                              680          1,760             1,525          2,617
   Shares Issued upon the Reorganization of the Limited and
     New Opportunities Funds 2                                                 --             --                --             --
   Shares Issued upon the Reorganization of the Core Growth Fund 2             --             --                --             --
   Shares Redeemed                                                         (2,360)        (5,325)           (2,004)        (4,295)
                                                                         --------       --------          --------       --------
   Total PBHG Class Share Transactions                                     (1,680)        (3,565)             (479)        (1,678)
                                                                         --------       --------          --------       --------
   Advisor Class
   Shares Issued                                                                1             15                 3             33
   Shares Redeemed                                                             --            (13)               (5)            (8)
                                                                         --------       --------          --------       --------
   Total Advisor Class Share Transactions                                       1              2                (2)            25
                                                                         --------       --------          --------       --------
   Class A 1
   Shares Issued                                                                4             --                 3             --
                                                                         --------       --------          --------       --------
   Total Class A Share Transactions                                             4             --                 3             --
                                                                         --------       --------          --------       --------
   Class C 1
   Shares Issued                                                                4             --                 3             --
                                                                         --------       --------          --------       --------
   Total Class C Share Transactions                                             4             --                 3             --
                                                                         --------       --------          --------       --------
   Net Increase (Decrease) in Shares Outstanding                           (1,671)        (3,563)             (475)        (1,653)
                                                                         ========       ========          ========       ========



                                                                     --------------------------      --------------------------
                                                                                PBHG                      PBHG STRATEGIC
                                                                         SELECT GROWTH FUND             SMALL COMPANY FUND
                                                                     --------------------------      --------------------------
                                                                      4/1/03 to                       4/1/03 to
                                                                       9/30/03       4/1/02 to         9/30/03       4/1/02 to
                                                                     (Unaudited)      3/31/03        (Unaudited)      3/31/03
                                                                     -----------    -----------      -----------    -----------
INVESTMENT ACTIVITIES:
   Net Investment Loss                                                 $ (1,802)      $ (2,864)        $   (419)      $  (737)
   Net Realized Gain (Loss) from Security Transactions                   20,270       (104,559)           1,567       (19,226)
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                                      33,408        (11,265)          21,679       (11,742)
                                                                       --------       --------         --------       -------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                                     51,876       (118,688)          22,827       (31,705)
                                                                       --------       --------         --------       -------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                                          6,619         23,389           24,927        38,297
   Shares Issued upon the Reorganization of the Limited and
     New Opportunities Funds 2                                               --             --               --            --
   Shares Issued upon the Reorganization of the
     Core Growth Fund 2                                                      --             --               --            --
   Shares Redeemed                                                      (26,177)       (92,708)         (16,415)      (35,121)
                                                                       --------       --------         --------       -------
   Total PBHG Class Transactions                                        (19,558)       (69,319)           8,512         3,176
                                                                       --------       --------         --------       -------
   Advisor Class
   Shares Issued                                                             --             --              381           535
   Shares Redeemed                                                           --             --             (146)           (2)
                                                                       --------       --------         --------       -------
   Total Advisor Class Transactions                                          --             --              235           533
                                                                       --------       --------         --------       -------
   Class A 1
   Shares Issued                                                             50             --               50            --
                                                                       --------       --------         --------       -------
   Total Class A Transactions                                                50             --               50            --
                                                                       --------       --------         --------       -------
   Class C 1
   Shares Issued                                                             50             --               50            --
                                                                       --------       --------         --------       -------
   Total Class C Transactions                                                50             --               50            --
                                                                       --------       --------         --------       -------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                         (19,458)       (69,319)           8,847         3,709
                                                                       --------       --------         --------       -------
   Total Increase (Decrease) in Net Assets                               32,418       (188,007)          31,674       (27,996)
                                                                       --------       --------         --------       -------
NET ASSETS:
   Beginning of Period                                                  225,127        413,134           58,247        86,243
                                                                       --------       --------         --------       -------
   End of Period                                                       $257,545       $225,127         $ 89,921       $58,247
                                                                       ========       ========         ========       =======
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                                            358          1,309            2,172         3,719
   Shares Issued upon the Reorganization of the Limited and
     New Opportunities Funds 2                                               --             --               --            --
   Shares Issued upon the Reorganization of the Core Growth Fund 2           --             --               --            --
   Shares Redeemed                                                       (1,436)        (5,149)          (1,455)       (3,549)
                                                                       --------       --------         --------       -------
   Total PBHG Class Share Transactions                                   (1,078)        (3,840)             717           170
                                                                       --------       --------         --------       -------
   Advisor Class
   Shares Issued                                                             --             --               33            59
   Shares Redeemed                                                           --             --              (12)           (1)
                                                                       --------       --------         --------       -------
   Total Advisor Class Share Transactions                                    --             --               21            58
                                                                       --------       --------         --------       -------
   Class A 1
   Shares Issued                                                              3             --                4            --
                                                                       --------       --------         --------       -------
   Total Class A Share Transactions                                           3             --                4            --
                                                                       --------       --------         --------       -------
   Class C 1
   Shares Issued                                                              3             --                4            --
                                                                       --------       --------         --------       -------
   Total Class C Share Transactions                                           3             --                4            --
                                                                       --------       --------         --------       -------
   Net Increase (Decrease) in Shares Outstanding                         (1,072)        (3,840)             746           228
                                                                       ========       ========         ========       =======

1. Class A and C shares commenced operations on September 30, 2003 for PBHG Emerging Growth, PBHG Growth, PBHG Large Cap 20, and PBHG Select Growth Funds. Class A and C shares commenced operations on July 31, 2003 for PBHG Large Cap Growth and PBHG Strategic Small Company Funds.
2.  See Note 8 on page 99.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                     80 & 81

            PBHG FUNDS

--------------------------------------------------------------------------------


                                                                   ---------------------------       --------------------------
                                                                               PBHG                              PBHG
                                                                     DISCIPLINED EQUITY FUND                 FOCUSED FUND
                                                                   ---------------------------       --------------------------
                                                                    4/1/03 to                         4/1/03 to
                                                                     9/30/03       4/1/02 to           9/30/03       4/1/02 to
                                                                   (Unaudited)      3/31/03          (Unaudited)      3/31/03
                                                                   -----------    ------------       -----------    -----------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                                      $    168       $    418            $   (23)      $    (65)
   Net Realized Gain (Loss) from Security
     Transactions and Futures                                           3,778        (20,768)             2,193         (6,905)
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments and Futures                                            6,863         (6,014)             3,103         (2,445)
                                                                     --------       --------            -------       --------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                                   10,809        (26,364)             5,273         (9,415)
                                                                     --------       --------            -------       --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
     PBHG Class                                                            --           (524)                --             --
     Advisor Class                                                         --             --                 --             --
   Net Realized Gains from Security Transactions
     PBHG Class                                                            --             --                 --             --
                                                                     --------       --------            -------       --------
   Total Distributions                                                     --           (524)                --             --
                                                                     --------       --------            -------       --------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                                        8,260         16,901              1,639         11,611
   Shares Issued upon Reinvestment of Distributions                        --            513                 --             --
   Shares Redeemed                                                     (6,385)       (38,158)            (3,449)       (13,578)
                                                                     --------       --------            -------       --------
   Total PBHG Class Transactions                                        1,875        (20,744)            (1,810)        (1,967)
                                                                     --------       --------            -------       --------
   Advisor Class
   Shares Issued                                                           --             --                 --             --
   Shares Issued upon Reinvestment of Distributions                        --             --                 --             --
   Shares Redeemed                                                         --             --                 --             --
                                                                     --------       --------            -------       --------
   Total Advisor Class Transactions                                        --             --                 --             --
                                                                     --------       --------            -------       --------
   Class A 1
   Shares Issued                                                           50             --                 50             --
                                                                     --------       --------            -------       --------
   Total Class A Transactions                                              50             --                 50             --
                                                                     --------       --------            -------       --------
   Class C 1
   Shares Issued                                                           50             --                 50             --
                                                                     --------       --------            -------       --------
   Total Class C Transactions                                              50             --                 50             --
                                                                     --------       --------            -------       --------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                         1,975        (20,744)            (1,710)        (1,967)
                                                                     --------       --------            -------       --------
   Total Increase (Decrease) in Net Assets                             12,784        (47,632)             3,563        (11,382)
                                                                     --------       --------            -------       --------
NET ASSETS:
   Beginning of Period                                                 53,983        101,615             23,293         34,675
                                                                     --------       --------            -------       --------
   End of Period                                                     $ 66,767       $ 53,983            $26,856       $ 23,293
                                                                     ========       ========            =======       ========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                                          974          2,012                116            795
   Shares Issued upon Reinvestment of  Distributions                       --             65                 --             --
   Shares Redeemed                                                       (751)        (4,486)              (246)          (995)
                                                                     --------       --------            -------       --------
   Total PBHG Class Share Transactions                                    223         (2,409)              (130)          (200)
                                                                     --------       --------            -------       --------
   Advisor Class
   Shares Issued                                                           --             --                 --             --
   Shares Redeemed                                                         --             --                 --             --
                                                                     --------       --------            -------       --------
   Total Advisor Class Share Transactions                                  --             --                 --             --
                                                                     --------       --------            -------       --------
   Class A 1
   Shares Issued                                                            6             --                  3             --
                                                                     --------       --------            -------       --------
   Total Advisor Class Share Transactions                                   6             --                  3             --
                                                                     --------       --------            -------       --------
   Class C 1
   Shares Issued                                                            6             --                  3             --
                                                                     --------       --------            -------       --------
   Total Advisor Class Share Transactions                                   6             --                  3             --
                                                                     --------       --------            -------       --------
   Net Increase (Decrease) in Shares Outstanding                          235         (2,409)              (124)          (200)
                                                                     ========       ========            =======       ========


                                                                    -------------------------       --------------------------
                                                                               PBHG                            PBHG
                                                                          LARGE CAP FUND                   MID-CAP FUND
                                                                    -------------------------       --------------------------
                                                                     4/1/03 to                       4/1/03 to
                                                                      9/30/03      4/1/02 to          9/30/03       4/1/02 to
                                                                    (Unaudited)     3/31/03         (Unaudited)      3/31/03
                                                                    -----------   -----------       -----------    -----------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                                      $  2,320      $  4,326           $   (737)    $  (1,144)
   Net Realized Gain (Loss) from Security
     Transactions and Futures                                          32,819      (114,068)            17,525       (43,925)
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments and Futures                                           11,247       (22,847)            50,277       (52,527)
                                                                     --------      --------           --------     ---------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                                   46,386      (132,589)            67,065       (97,596)
                                                                     --------      --------           --------     ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
     PBHG Class                                                            --        (4,658)                --            --
     Advisor Class                                                         --            (2)                --            --
   Net Realized Gains from Security Transactions
     PBHG Class                                                            --            --                 --            --
                                                                     --------      --------           --------     ---------
   Total Distributions                                                     --        (4,660)                --            --
                                                                     --------      --------           --------     ---------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                                       23,093       129,629            129,450       109,969
   Shares Issued upon Reinvestment of  Distributions                       --         4,195                 --            --
   Shares Redeemed                                                    (59,326)     (236,876)           (71,290)     (189,452)
                                                                     --------      --------           --------     ---------
   Total PBHG Class Transactions                                      (36,233)     (103,052)            58,160       (79,483)
                                                                     --------      --------           --------     ---------
   Advisor Class
   Shares Issued                                                          618           596              1,887         1,830
   Shares Issued upon Reinvestment of  Distributions                       --             2                 --            --
   Shares Redeemed                                                       (447)         (288)              (191)         (201)
                                                                     --------      --------           --------     ---------
   Total Advisor Class Transactions                                       171           310              1,696         1,629
                                                                     --------      --------           --------     ---------
   Class A 1
   Shares Issued                                                           50            --                 50            --
                                                                     --------      --------           --------     ---------
   Total Class A Transactions                                              50            --                 50            --
                                                                     --------      --------           --------     ---------
   Class C 1
   Shares Issued                                                           50            --                 60            --
                                                                     --------      --------           --------     ---------
   Total Class C Transactions                                              50            --                 60            --
                                                                     --------      --------           --------     ---------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                       (35,962)     (102,742)            59,966       (77,854)
                                                                     --------      --------           --------     ---------
   Total Increase (Decrease) in Net Assets                             10,424      (239,991)           127,031      (175,450)
                                                                     --------      --------           --------     ---------
NET ASSETS:
   Beginning of Period                                                284,440       524,431            289,664       465,114
                                                                     --------      --------           --------     ---------
   End of Period                                                     $294,864      $284,440           $416,695     $ 289,664
                                                                     ========      ========           ========     =========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                                        2,150        11,561              9,163         8,128
   Shares Issued upon Reinvestment of  Distributions                       --           410                 --            --
   Shares Redeemed                                                     (5,493)      (21,394)            (4,972)      (14,239)
                                                                     --------      --------           --------     ---------
   Total PBHG Class Share Transactions                                 (3,343)       (9,423)             4,191        (6,111)
                                                                     --------      --------           --------     ---------
   Advisor Class
   Shares Issued                                                           57            60                136           141
   Shares Redeemed                                                        (41)          (27)               (13)          (16)
                                                                     --------      --------           --------     ---------
   Total Advisor Class Share Transactions                                  16            33                123           125
                                                                     --------      --------           --------     ---------
   Class A 1
   Shares Issued                                                            5            --                  3            --
                                                                     --------      --------           --------     ---------
   Total Advisor Class Share Transactions                                   5            --                  3            --
                                                                     --------      --------           --------     ---------
   Class C 1
   Shares Issued                                                            5            --                  4            --
                                                                     --------      --------           --------     ---------
   Total Advisor Class Share Transactions                                   5            --                  4            --
                                                                     --------      --------           --------     ---------
   Net Increase (Decrease) in Shares Outstanding                       (3,317)       (9,390)             4,321        (5,986)
                                                                     ========      ========           ========     =========



                                                                     --------------------------      --------------------------
                                                                                PBHG                            PBHG
                                                                           SMALL CAP FUND                CLIPPER FOCUS FUND
                                                                     --------------------------      --------------------------
                                                                      4/1/03 to                       4/1/03 to
                                                                       9/30/03       4/1/02 to         9/30/03       4/1/02 to
                                                                     (Unaudited)      3/31/03        (Unaudited)      3/31/03
                                                                     -----------    -----------      -----------    -----------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                                        $   (432)    $  (1,375)         $  2,464      $  6,347
   Net Realized Gain (Loss) from Security
     Transactions and Futures                                             8,387       (49,707)           (8,253)        1,483
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments and Futures                                             18,211       (37,607)          179,352      (213,052)
                                                                       --------     ---------          --------      --------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                                     26,166       (88,689)          173,563      (205,222)
                                                                       --------     ---------          --------      --------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
     PBHG Class                                                              --            --                --        (6,548)
     Advisor Class                                                           --            --                --            --
   Net Realized Gains from Security Transactions
     PBHG Class                                                              --            --                --       (10,728)
                                                                       --------     ---------          --------      --------
   Total Distributions                                                       --            --                --       (17,276)
                                                                       --------     ---------          --------      --------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                                         15,205        35,918           246,351       784,572
   Shares Issued upon Reinvestment of  Distributions                         --            --                --        16,574
   Shares Redeemed                                                      (27,968)     (137,863)         (133,318)     (552,875)
                                                                       --------     ---------          --------      --------
   Total PBHG Class Transactions                                        (12,763)     (101,945)          113,033       248,271
                                                                       --------     ---------          --------      --------
   Advisor Class
   Shares Issued                                                          1,296            38               502            --
   Shares Issued upon Reinvestment of  Distributions                         --            --                --            --
   Shares Redeemed                                                       (1,319)         (113)               --            --
                                                                       --------     ---------          --------      --------
   Total Advisor Class Transactions                                         (23)          (75)               50            --
                                                                       --------     ---------          --------      --------
   Class A 1
   Shares Issued                                                             50            --                96            --
                                                                       --------     ---------          --------      --------
   Total Class A Transactions                                                50            --                96            --
                                                                       --------     ---------          --------      --------
   Class C 1
   Shares Issued                                                             50            --               125            --
                                                                       --------     ---------          --------      --------
   Total Class C Transactions                                                50            --               125            --
                                                                       --------     ---------          --------      --------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                         (12,686)     (102,020)          113,304       248,271
                                                                       --------     ---------          --------      --------
   Total Increase (Decrease) in Net Assets                               13,480      (190,709)          286,867        25,773
                                                                       --------     ---------          --------      --------
NET ASSETS:
   Beginning of Period                                                  102,662       293,371           647,508       621,735
                                                                       --------     ---------          --------      --------
   End of Period                                                       $116,142     $ 102,662          $934,375      $647,508
                                                                       ========     =========          ========      ========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                                            955         2,089            17,738        55,711
   Shares Issued upon Reinvestment of  Distributions                         --            --                --         1,243
   Shares Redeemed                                                       (1,782)       (8,551)           (9,417)      (40,163)
                                                                       --------     ---------          --------      --------
   Total PBHG Class Share Transactions                                     (827)       (6,462)            8,321        16,791
                                                                       --------     ---------          --------      --------
   Advisor Class
   Shares Issued                                                             79             3                42            --
   Shares Redeemed                                                          (81)           (8)               --            --
                                                                       --------     ---------          --------      --------
   Total Advisor Class Share Transactions                                    (2)           (5)                4            --
                                                                       --------     ---------          --------      --------
   Class A 1
   Shares Issued                                                              3            --                 7            --
                                                                       --------     ---------          --------      --------
   Total Advisor Class Share Transactions                                     3            --                 7            --
                                                                       --------     ---------          --------      --------
   Class C 1
   Shares Issued                                                              3            --                 9            --
                                                                       --------     ---------          --------      --------
   Total Advisor Class Share Transactions                                     3            --                 9            --
                                                                       --------     ---------          --------      --------
   Net Increase (Decrease) in Shares Outstanding                           (823)       (6,467)            8,341        16,791
                                                                       ========     =========          ========      ========


1. Class A and C shares commenced operations on September 30, 2003 for PBHG Focused, PBHG Large Cap, and PBHG Small Cap Funds. Class A and C shares commenced operations on July 31, 2003 for PBHG Disciplined Equity, PBHG Mid-Cap, and PBHG Clipper Focus Funds.
2. The PBHG Clipper Focus Fund Advisor Class shares commenced operations on June 30, 2003.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                     82 & 83

            PBHG FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000) -- Concluded
--------------------------------------------------------------------------------


                                                                     ----------------------          --------------------------
                                                                              PBHG                             PBHG
                                                                      SMALL CAP VALUE FUND                   REIT FUND
                                                                     ----------------------          --------------------------
                                                                          7/25/03* to                 4/1/03 to
                                                                             9/30/03                   9/30/03       4/1/02 to
                                                                           (Unaudited)               (Unaudited)      3/31/03
                                                                          ------------               -----------    -----------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                                              $    (5)                  $  1,730      $   3,154
   Net Realized Gain (Loss) from Security Transactions                           331                      3,330            333
   Net Realized Loss on Foreign Currency Transactions                             --                         --             --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments, Foreign Currency Transactions, and
     Wrapper Agreements                                                          230                     15,363        (10,863)
                                                                             -------                   --------      ---------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                                             556                     20,423         (7,376)
                                                                             -------                   --------      ---------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
     PBHG Class                                                                   --                     (1,480)        (2,874)
     Advisor Class                                                                --                       (250)          (581)
   Return of Capital
     PBHG Class                                                                   --                         --           (220)
     Advisor Class                                                                --                         --            (44)
   Net Realized Gains from Security Transactions
     PBHG Class                                                                   --                         --         (5,398)
     Advisor Class                                                                --                         --         (1,157)
                                                                             -------                   --------      ---------
   Total Distributions                                                            --                     (1,730)       (10,274)
                                                                             -------                   --------      ---------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                                                 683                     19,347         60,229
   Shares Issued upon the Acquisition of the
     TS&W Small Cap Value Fund LLC 1                                          17,357                         --             --
   Shares Issued upon the Reorganization of the
     PBHG Global Technology &
     Communications Fund                                                          --                         --             --
   Shares Issued upon Reinvestment of Distributions                               --                        854          4,517
   Redemption Fees                                                                --                         --             --
   Shares Redeemed                                                              (156)                    (9,121)       (56,763)
                                                                             -------                   --------      ---------
   Total PBHG Class Transactions                                              17,884                     11,080          7,983
                                                                             -------                   --------      ---------
   Advisor Class
   Shares Issued                                                                  --                        411          1,033
   Shares Issued upon Reinvestment of Distributions                               --                        201          1,410
   Shares Redeemed                                                                --                     (1,756)        (4,576)
                                                                             -------                   --------      ---------
   Total Advisor Class Transactions                                               --                     (1,144)        (2,133)
                                                                             -------                   --------      ---------
   Class A 2
   Shares Issued                                                                 100                         50             --
                                                                             -------                   --------      ---------
   Total Class A Transactions                                                    100                         50             --
                                                                             -------                   --------      ---------
   Class C 2
   Shares Issued                                                                 100                         50             --
                                                                             -------                   --------      ---------
   Total Class C Transactions                                                    100                         50             --
                                                                             -------                   --------      ---------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                               18,084                     10,036          5,850
                                                                             -------                   --------      ---------
   Total Increase (Decrease) in Net Assets                                    18,640                     28,729        (11,800)
                                                                             -------                   --------      ---------
NET ASSETS:
   Beginning of Period                                                            --                     84,617         96,417
                                                                             -------                   --------      ---------
   End of Period                                                             $18,640                   $113,346      $  84,617
                                                                             =======                   ========      =========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                                                  37                      2,044          6,585
   Shares Issued upon the Acquisition of the
     TS&W Small Cap Value Fund LLC 1                                           1,077                         --             --
   Shares Issued upon the Reorganization of the
     PBHG Global Technology &
     Communications Fund                                                          --                         --
   Shares Issued upon Reinvestment of Distributions                               --                         90            546
   Shares Redeemed                                                                (9)                      (991)        (6,449)
                                                                             -------                   --------      ---------
   Total PBHG Class Share Transactions                                         1,105                      1,143            682
                                                                             -------                   --------      ---------
   Advisor Class
   Shares Issued                                                                  --                         46            119
   Shares Issued upon Reinvestment of Distributions                               --                         21            171
   Shares Redeemed                                                                --                       (194)          (543)
                                                                             -------                   --------      ---------
   Total Advisor Class Share Transactions                                         --                       (127)          (253)
                                                                             -------                   --------      ---------
   Class A 2
   Shares Issued                                                                   6                          5             --
                                                                             -------                   --------      ---------
   Total Class A Share Transactions                                                6                          5             --
                                                                             -------                   --------      ---------
   Class C 2
   Shares Issued                                                                   6                          5             --
                                                                             -------                   --------      ---------
   Total Class C Share Transactions                                                6                          5             --
                                                                             -------                   --------      ---------
   Net Increase (Decrease) in Shares Outstanding                               1,117                      1,026            429
                                                                             =======                   ========      =========

                                                                       ------------------------          ----------------------
                                                                          PBHG TECHNOLOGY &                PBHG INTERMEDIATE
                                                                          COMMUNICATIONS FUND              FIXED INCOME FUND
                                                                       ------------------------          ----------------------
                                                                        4/1/03 to                              7/31/03* to
                                                                         9/30/03      4/1/02 to                  9/30/03
                                                                       (Unaudited)     3/31/03                 (Unaudited)
                                                                       -----------   ----------                -----------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                                         $ (2,423)    $   (4,627)                  $   22
   Net Realized Gain (Loss) from Security Transactions                    24,664       (354,056)                      24
   Net Realized Loss on Foreign Currency Transactions                         --             (1)                      --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments, Foreign Currency Transactions, and
     Wrapper Agreements                                                   64,312         71,099                      142
                                                                        --------     ----------                   ------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                                      86,553       (287,585)                     188
                                                                        --------     ----------                   ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
     PBHG Class                                                               --             --                      (22)
     Advisor Class                                                            --             --                       --
   Return of Capital
     PBHG Class                                                               --             --                       --
     Advisor Class                                                            --             --                       --
   Net Realized Gains from Security Transactions
     PBHG Class                                                               --             --                       --
     Advisor Class                                                            --             --                       --
                                                                        --------     ----------                   ------
   Total Distributions                                                        --             --                      (22)
                                                                        --------     ----------                   ------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                                          43,915         84,089                    5,298
   Shares Issued upon the Acquisition of the
     TS&W Small Cap Value Fund LLC 1                                          --             --                       --
   Shares Issued upon the Reorganization of the
     PBHG Global Technology &
     Communications Fund                                                      --         15,955                       --
   Shares Issued upon Reinvestment of Distributions                           --             --                       22
   Redemption Fees                                                            --             --                       --
   Shares Redeemed                                                       (59,881)      (137,089)                     (34)
                                                                        --------     ----------                   ------
   Total PBHG Class Transactions                                         (15,966)       (37,045)                   5,286
                                                                        --------     ----------                   ------
   Advisor Class
   Shares Issued                                                           2,755          4,020                       --
   Shares Issued upon Reinvestment of Distributions                           --             --                       --
   Shares Redeemed                                                          (718)        (1,240)                      --
                                                                        --------     ----------                   ------
   Total Advisor Class Transactions                                        2,037          2,780                       --
                                                                        --------     ----------                   ------
   Class A 2
   Shares Issued                                                              50             --                       50
                                                                        --------     ----------                   ------
   Total Class A Transactions                                                 50             --                       50
                                                                        --------     ----------                   ------
   Class C 2
   Shares Issued                                                              50             --                       50
                                                                        --------     ----------                   ------
   Total Class C Transactions                                                 50             --                       50
                                                                        --------     ----------                   ------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                          (13,829)       (34,265)                   5,386
                                                                        --------     ----------                   ------
   Total Increase (Decrease) in Net Assets                                72,724       (321,850)                   5,552
                                                                        --------     ----------                   ------
NET ASSETS:
   Beginning of Period                                                   269,529        591,379                       --
                                                                        --------     ----------                   ------
   End of Period                                                        $342,253     $  269,529                   $5,552
                                                                        ========     ==========                   ======
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                                           4,963          9,249                      529
   Shares Issued upon the Acquisition of the
     TS&W Small Cap Value Fund LLC 1                                          --             --                       --
   Shares Issued upon the Reorganization of the
     PBHG Global Technology &
     Communications Fund                                                                  2,216                       --
   Shares Issued upon Reinvestment of Distributions                           --             --                        2
   Shares Redeemed                                                        (6,763)       (14,866)                      (3)
                                                                        --------     ----------                   ------
   Total PBHG Class Share Transactions                                    (1,800)        (3,401)                     528
                                                                        --------     ----------                   ------
   Advisor Class
   Shares Issued                                                             309            457                       --
   Shares Issued upon Reinvestment of Distributions                           --             --                       --
   Shares Redeemed                                                           (78)          (153)                      --
                                                                        --------     ----------                   ------
   Total Advisor Class Share Transactions                                    231            304                       --
                                                                        --------     ----------                   ------
   Class A 2
   Shares Issued                                                               5             --                        5
                                                                        --------     ----------                   ------
   Total Class A Share Transactions                                            5             --                        5
                                                                        --------     ----------                   ------
   Class C 2
   Shares Issued                                                               5             --                        5
                                                                        --------     ----------                   ------
   Total Class C Share Transactions                                            5             --                        5
                                                                        --------     ----------                   ------
   Net Increase (Decrease) in Shares Outstanding                          (1,559)        (3,097)                     538
                                                                        ========     ==========                   ======



                                                                      -------------------------        ------------------------
                                                                           PBHG IRA CAPITAL                     PBHG
                                                                          PRESERVATION FUND              CASH RESERVES FUND
                                                                      -------------------------        ------------------------
                                                                       4/1/03 to                        4/1/03 to
                                                                        9/30/03       4/1/02 to          9/30/03      4/1/02 to
                                                                      (Unaudited)      3/31/03         (Unaudited)     3/31/03
                                                                      -----------    ----------        -----------   ----------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                                        $   19,537    $   32,395         $     137    $      981
   Net Realized Gain (Loss) from Security Transactions                     (3,791)        7,963                --            --
   Net Realized Loss on Foreign Currency Transactions                          --            --                --            --
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments, Foreign Currency Transactions, and
     Wrapper Agreements                                                     6,026        (2,809)               --            --
                                                                       ----------    ----------         ---------    ----------
   Net Increase (Decrease) in Net Assets Resulting
     from Operations                                                       21,772        37,549               137           981
                                                                       ----------    ----------         ---------    ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
     PBHG Class                                                           (22,160)      (37,725)             (137)         (983)
     Advisor Class                                                            (57)          (17)               --            --
   Return of Capital
     PBHG Class                                                                --            --                --            --
     Advisor Class                                                             --            --                --            --
   Net Realized Gains from Security Transactions
     PBHG Class                                                                --            --                --            --
     Advisor Class                                                             --            --                --            --
                                                                       ----------    ----------         ---------    ----------
   Total Distributions                                                    (22,217)      (37,742)             (137)         (983)
                                                                       ----------    ----------         ---------    ----------
CAPITAL SHARE TRANSACTIONS:
   PBHG Class
   Shares Issued                                                          322,691       699,429            33,402       115,411
   Shares Issued upon the Acquisition of the
     TS&W Small Cap Value Fund LLC 1                                           --            --                --            --
   Shares Issued upon the Reorganization of the
     PBHG Global Technology &
     Communications Fund                                                       --            --                --            --
   Shares Issued upon Reinvestment of Distributions                        21,659        37,394               111           942
   Redemption Fees                                                            405           243                --            --
   Shares Redeemed                                                       (143,082)      (61,906)          (52,358)     (129,405)
                                                                       ----------    ----------         ---------    ----------
   Total PBHG Class Transactions                                          201,673       675,160           (18,845)      (13,052)
                                                                       ----------    ----------         ---------    ----------
   Advisor Class
   Shares Issued                                                            2,994         2,245                --            --
   Shares Issued upon Reinvestment of Distributions                            55            17                --            --
   Shares Redeemed                                                           (112)         (130)               --            --
                                                                       ----------    ----------         ---------    ----------
   Total Advisor Class Transactions                                         2,937         2,132                --            --
                                                                       ----------    ----------         ---------    ----------
   Class A 2
   Shares Issued                                                               50            --                --            --
                                                                       ----------    ----------         ---------    ----------
   Total Class A Transactions                                                  50            --                --            --
                                                                       ----------    ----------         ---------    ----------
   Class C 2
   Shares Issued                                                               50            --                --            --
                                                                       ----------    ----------         ---------    ----------
   Total Class C Transactions                                                  50            --                --            --
                                                                       ----------    ----------         ---------    ----------
   Increase (Decrease) in Net Assets Derived from
     Capital Share Transactions                                           204,710       677,292           (18,845)      (13,052)
                                                                       ----------    ----------         ---------    ----------
   Total Increase (Decrease) in Net Assets                                204,265       677,099           (18,845)      (13,054)
                                                                       ----------    ----------         ---------    ----------
NET ASSETS:
   Beginning of Period                                                  1,195,103       518,004            94,459       107,513
                                                                       ----------    ----------         ---------    ----------
   End of Period                                                       $1,399,368    $1,195,103         $  75,614    $   94,459
                                                                       ==========    ==========         =========    ==========
SHARES ISSUED AND REDEEMED:
   PBHG Class
   Shares Issued                                                           32,269        69,932            33,402       115,411
   Shares Issued upon the Acquisition of the
     TS&W Small Cap Value Fund LLC 1                                           --            --                --            --
   Shares Issued upon the Reorganization of the
     PBHG Global Technology &
     Communications Fund                                                       --            --                              --
   Shares Issued upon Reinvestment of Distributions                         2,166         3,740               111           942
   Shares Redeemed                                                        (14,308)       (6,180)          (52,358)     (129,405)
                                                                       ----------    ----------         ---------    ----------
   Total PBHG Class Share Transactions                                     20,127        67,492           (18,845)      (13,052)
                                                                       ----------    ----------         ---------    ----------
   Advisor Class
   Shares Issued                                                              299           224                --            --
   Shares Issued upon Reinvestment of Distributions                             6             2                --            --
   Shares Redeemed                                                            (11)          (13)               --            --
                                                                       ----------    ----------         ---------    ----------
   Total Advisor Class Share Transactions                                     294           213                --            --
                                                                       ----------    ----------         ---------    ----------
   Class A 2
   Shares Issued                                                                5            --                --            --
                                                                       ----------    ----------         ---------    ----------
   Total Class A Share Transactions                                             5            --                --            --
                                                                       ----------    ----------         ---------    ----------
   Class C 2
   Shares Issued                                                                5            --                --            --
                                                                       ----------    ----------         ---------    ----------
   Total Class C Share Transactions                                             5            --                --            --
                                                                       ----------    ----------         ---------    ----------
   Net Increase (Decrease) in Shares Outstanding                           20,431        67,705           (18,845)      (13,052)
                                                                       ==========    ==========         =========    ==========



* Commencement of Operations
1. See Note 1 on page 93.
2. Class A and C shares commenced operations on September 30, 2003 for PBHG REIT and PBHG Technology & Communications Funds. Class A and C shares commenced operations on July 31, 2003 for PBHG Small Cap Value, PBHG Intermediate Fixed, and PBHG IRA Capital Preservation Funds.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                     84 & 85

            PBHG FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
For the Six Months Ended September 30, 2003 (Unaudited)


             Net                    Realized and                                                                Net
            Asset                    Unrealized                 Distributions  Distributions                   Asset
            Value         Net         Gains or         Total       from Net        from                        Value
          Beginning   Investment      (Losses)         from       Investment      Capital       Total           End
          of Period      Loss       on Securities   Operations      Income         Gains    Distributions    of Period
-------------------------------------------------------------------------------------------------------------------------

-------------------------
PBHG EMERGING GROWTH FUND
-------------------------

  PBHG CLASS
  2003**    $  7.94     $(0.06)         $ 4.15      $    4.09            --           --            --        $12.03
  2003        14.23      (0.14)          (6.15)         (6.29)           --           --            --          7.94
  2002 1      15.96      (0.17)          (1.56)         (1.73)           --           --            --         14.23
  2001 1      40.00      (0.10)         (21.81)        (21.91)           --       $(2.13)       $(2.13)        15.96
  2000 1      20.61      (0.21)          20.76          20.55            --        (1.16)        (1.16)        40.00
  1999 1      25.83      (0.18)          (4.96)         (5.14)           --        (0.08)        (0.08)        20.61

  CLASS A
  2003**,++  $12.03         --              --             --            --            --            --       $12.03

  CLASS C
  2003**,++  $12.03         --              --             --            --            --            --       $12.03

----------------
PBHG GROWTH FUND
----------------

  PBHG CLASS
  2003**,1   $13.90     $(0.09)        $  2.87      $    2.78            --           --            --       $16.68
  2003 1      18.94      (0.17)          (4.87)         (5.04)           --           --            --        13.90
  2002 1      21.74      (0.20)          (2.60)         (2.80)           --           --            --        18.94
  2001 1      58.73      (0.20)         (30.53)        (30.73)           --       $(6.26)       $(6.26)       21.74
  2000 1      24.51      (0.33)          36.14          35.81            --        (1.59)        (1.59)       58.73
  1999 1      28.23      (0.24)          (3.48)         (3.72)           --           --            --        24.51
  ADVISOR CLASS
  2003**,1   $13.66     $(0.11)        $  2.82      $    2.71            --           --            --       $16.37
  2003 1      18.66      (0.21)          (4.79)         (5.00)           --           --            --        13.66
  2002 1      21.46      (0.26)          (2.54)         (2.80)           --           --            --        18.66
  2001 1      58.19      (0.30)         (30.17)        (30.47)           --       $(6.26)       $(6.26)       21.46
  2000 1      24.35      (0.42)          35.85          35.43            --        (1.59)        (1.59)       58.19
  1999 1      28.12      (0.30)          (3.47)         (3.77)           --           --            --        24.35

  CLASS A
  2003**,++  $16.68         --              --             --            --           --            --       $16.68

  CLASS C
  2003**,++  $16.68         --              --             --            --           --            --       $16.68

----------------------
PBHG LARGE CAP 20 FUND
----------------------

  PBHG CLASS
  2003**,1   $11.35     $(0.08)        $  2.04      $    1.96            --           --            --       $13.31
  2003 1      15.15      (0.09)          (3.71)         (3.80)           --           --            --        11.35
  2002 1      17.81      (0.11)          (2.55)         (2.66)           --           --            --        15.15
  2001 1      44.34      (0.12)         (22.04)        (22.16)           --       $(4.37)       $(4.37)       17.81
  2000 1      24.10      (0.25)          26.26          26.01            --        (5.77)        (5.77)       44.34
  1999 1      15.98      (0.12)           8.46           8.34            --        (0.22)        (0.22)       24.10

  ADVISOR CLASS
  2003**,1   $11.30     $(0.08)        $  2.01      $    1.93            --           --            --       $13.23
  2003 1      15.10      (0.12)          (3.68)         (3.80)           --           --            --        11.30
  2002 1      17.80      (0.16)          (2.54)         (2.70)           --           --            --        15.10
  2001 1,2    25.20      (0.02)          (7.38)         (7.40)           --           --            --        17.80

  CLASS A
  2003**,++  $13.31         --              --             --            --           --            --       $13.31

  CLASS C
  2003**,++  $13.31         --              --             --            --           --            --       $13.31





                                                                                       Ratio of Net
                                                                          Ratio        Investment
                                                                        of Expenses        Loss
                                                                        to Average      to Average
                             Net                         Ratio of Net   Net Assets      Net Assets
                           Assets          Ratio          Investment    (Excluding      (Excluding
                             End        of Expenses          Loss         Waivers       Waivers and     Portfolio
                Total     of Period     to Average        to Average    and Expense       Expense       Turnover
               Return       (000)       Net Assets        Net Assets    Reduction)      Reduction)        Rate
-----------------------------------------------------------------------------------------------------------------

-------------------------
PBHG EMERGING GROWTH FUND
-------------------------

  PBHG CLASS
  2003**       51.51%+  $   446,309        1.43%           (1.27)%        1.43%          (1.27)%           34.76%+
  2003        (44.20)%      201,460        1.55%           (1.44)%        1.55%          (1.44)%          218.32%
  2002 1      (10.84)%      408,161        1.39%           (1.06)%        1.39%          (1.07)%          150.95%
  2001 1      (56.95)%      538,294        1.26%           (0.33)%        1.26%          (0.33)%           89.91%
  2000 1      101.33%     1,336,938        1.24%           (0.76)%        1.24%          (0.76)%          141.81%
  1999 1      (19.91)%      736,008        1.34%           (0.80)%        1.34%          (0.80)%          101.53%

  CLASS A
  2003**,++       ***   $        50         ***               ***          ***              ***          34.76%+

  CLASS C
  2003**,++       ***   $        50         ***               ***          ***              ***          34.76%+

----------------
PBHG GROWTH FUND
----------------

  PBHG CLASS
  2003**,1    20.00%+   $ 1,304,352        1.40%           (1.19)%        1.40%          (1.19)%          123.85%+
  2003 1     (26.61)%     1,118,887        1.42%           (1.12)%        1.42%          (1.12)%          167.87%
  2002 1     (12.88)%     1,925,422        1.33%           (0.95)%        1.33%          (0.96)%          170.67%
  2001 1     (56.57)%     2,883,036        1.25%           (0.46)%        1.25%          (0.46)%          104.48%
  2000 1     148.57%      6,465,234        1.23%           (0.90)%        1.23%          (0.90)%          107.73%
  1999 1     (13.18)%     3,228,740        1.32%           (0.99)%        1.32%          (0.99)%           80.51%
  ADVISOR CLASS
  2003**,1    19.84%+   $    39,386        1.65%           (1.41)%        1.65%          (1.41)%          123.85%+
  2003 1     (26.80)%        33,619        1.67%           (1.37)%        1.67%          (1.37)%          167.87%
  2002 1     (13.05)%        50,259        1.58%           (1.20)%        1.58%          (1.22)%          170.67%
  2001 1     (56.65)%        69,469        1.50%           (0.71)%        1.50%          (0.71)%          104.48%
  2000 1     147.98%        143,937        1.48%           (1.15)%        1.48%          (1.15)%          107.73%
  1999 1     (13.41)%        66,235        1.57%           (1.24)%        1.57%          (1.24)%           80.51%

  CLASS A
  2003**,++     ***     $        50          ***              ***          ***              ***           123.85%+

  CLASS C
  2003**,++     ***     $        50          ***              ***          ***              ***           123.85%+

----------------------
PBHG LARGE CAP 20 FUND
----------------------

  PBHG CLASS
  2003**,1    17.27%+   $   222,882        1.45%           (1.16)%        1.45%          (1.16)%           49.15%+
  2003 1     (25.08)%       209,192        1.48%           (0.74)%        1.48%          (0.74)%          156.30%
  2002 1     (14.94)%       333,115        1.36%           (0.66)%        1.36%          (0.67)%          152.53%
  2001 1     (53.84)%       501,921        1.23%           (0.34)%        1.23%          (0.34)%          142.46%
  2000 1     117.88%      1,083,460        1.23%           (0.82)%        1.23%          (0.82)%          147.35%
  1999 1      52.52%        603,077        1.27%           (0.64)%        1.27%          (0.64)%           76.41%

  ADVISOR CLASS
  2003**,1    17.08%+   $        81        1.70%           (1.42)%        1.70%          (1.42)%           49.15%+
  2003 1     (25.17)%            63        1.73%           (1.00)%        1.73%          (1.00)%          156.30%
  2002 1     (15.17)%            60        1.61%           (0.91)%        1.61%          (0.92)%          152.53%
  2001 1,2   (29.37)%+           71        1.54%*          (0.40)%*       1.54%*         (0.40)%*         142.46%+

  CLASS A
  2003**,++     ***     $        50         ***              ***           ***             ***             49.15%+

  CLASS C
  2003**,++     ***     $        50         ***              ***           ***             ***             49.15%+


The accompanying notes are an integral part of the financial statements.

     PBHG FUNDS



                  Net                    Realized and                                                               Net
                 Asset                    Unrealized                 Distributions  Distributions                  Asset
                 Value         Net         Gains or         Total       from Net        from                       Value
               Beginning   Investment      (Losses)         from       Investment      Capital       Total          End
               of Period      Loss       on Securities   Operations      Income         Gains    Distributions   of Period
-----------------------------------------------------------------------------------------------------------------------------


--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------

  PBHG CLASS
  2003**,1       $15.10      $(0.07)         $ 2.39       $   2.32            --           --            --       $17.42
  2003 1          19.67       (0.11)          (4.46)         (4.57)           --           --            --        15.10
  2002 1          22.90       (0.14)          (3.09)         (3.23)           --           --            --        19.67
  2001 1          38.37       (0.05)         (13.48)        (13.53)           --       $(1.94)       $(1.94)       22.90
  2000 1          24.57       (0.23)          21.32          21.09            --        (7.29)        (7.29)       38.37
  1999 1          22.69       (0.16)           3.53           3.37            --        (1.49)        (1.49)       24.57

  ADVISOR CLASS
  2003**,1       $15.02      $(0.09)         $ 2.37       $   2.28            --           --            --       $17.30
  2003 1          19.62       (0.15)          (4.45)         (4.60)           --           --            --        15.02
  2002 1          22.89       (0.19)          (3.08)         (3.27)           --           --            --        19.62
  2001 1,2        29.10       (0.03)          (6.18)         (6.21)           --           --            --        22.89

  CLASS A
  2003**,+++,1   $17.45      $(0.03)             --       $  (0.03)           --           --            --       $17.42

  CLASS C
  2003**,+++,1   $17.45      $(0.05)         $(0.01)      $  (0.06)           --           --            --       $17.39

-----------------------
PBHG SELECT GROWTH FUND
-----------------------

  PBHG CLASS
  2003**         $15.71      $(0.14)          $3.86       $   3.72            --           --            --       $19.43
  2003            22.74       (0.19)          (6.84)         (7.03)           --           --            --        15.71
  2002 1          26.58       (0.25)          (3.59)         (3.84)           --           --            --        22.74
  2001 1          77.81       (0.24)         (48.55)        (48.79)           --       $(2.44)       $(2.44)       26.58
  2000 1          25.93       (0.34)          58.71          58.37            --        (6.49)        (6.49)       77.81
  1999 1          24.15       (0.21)           1.99           1.78            --           --            --        25.93

  CLASS A
  2003**,++      $19.43          --              --             --            --           --            --       $19.43

  CLASS C
  2003**,++      $19.43          --              --             --            --           --            --       $19.43

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------

  PBHG CLASS
  2003**,1      $  8.72      $(0.06)        $  3.45       $   3.39            --           --            --       $12.11
  2003 1          13.37       (0.11)          (4.54)         (4.65)           --           --            --         8.72
  2002 1          12.08       (0.13)           1.42           1.29            --           --            --        13.37
  2001 1          19.34       (0.11)          (4.55)         (4.66)           --       $(2.60)       $(2.60)       12.08
  2000 1          10.54       (0.13)          10.18          10.05            --        (1.25)        (1.25)       19.34
  1999 1          12.89       (0.11)          (1.78)         (1.89)           --        (0.46)        (0.46)       10.54

  ADVISOR CLASS
  2003**,1      $  8.71      $(0.07)        $  3.44       $   3.37            --           --            --       $12.08
  2003 1,3         9.29       (0.07)          (0.51)         (0.58)           --           --            --         8.71

  CLASS A
  2003**,+++,1   $11.72      $(0.03)         $ 0.41       $   0.38            --           --            --       $12.10

  CLASS C
  2003**,+++,1   $11.72      $(0.04)         $ 0.41       $   0.37            --           --            --       $12.09





                                                                                          Ratio of Net
                                                                              Ratio        Investment
                                                                           of Expenses        Loss
                                                                           to Average      to Average
                                  Net                       Ratio of Net   Net Assets      Net Assets
                                Assets        Ratio          Investment    (Excluding      (Excluding
                                  End      of Expenses          Loss         Waivers       Waivers and     Portfolio
                   Total       of Period   to Average        to Average    and Expense       Expense       Turnover
                  Return         (000)     Net Assets        Net Assets    Reduction)      Reduction)        Rate
----------------------------------------------------------------------------------------------------------------------


--------------------------
PBHG LARGE CAP GROWTH FUND
--------------------------

  PBHG CLASS
  2003**,1        15.36%+   $    191,114        1.33%           (0.81)%        1.33%          (0.81)%           35.64%+
  2003 1         (23.23)%        172,972        1.33%           (0.67)%        1.33%          (0.67)%          124.58%
  2002 1         (14.10)%        258,297        1.26%           (0.62)%        1.26%          (0.63)%          148.93%
  2001 1         (36.55)%        327,689        1.18%           (0.14)%        1.18%          (0.14)%          146.18%
  2000 1          98.60%         256,965        1.17%           (0.79)%        1.17%          (0.79)%          184.36%
  1999 1          15.90%         144,089        1.25%           (0.71)%        1.25%          (0.71)%           46.16%

  ADVISOR CLASS
  2003**,1        15.18%+   $        535        1.58%           (1.06)%        1.58%          (1.06)%           35.64%+
  2003 1         (23.45)%            497        1.58%           (0.93)%        1.58%          (0.93)%          124.58%
  2002 1         (14.29)%            156        1.51%           (0.87)%        1.51%          (0.88)%          148.93%
  2001 1,2       (21.34)%+            79        1.43%*          (0.42)%*       1.43%*         (0.42)%*         146.18%+

  CLASS A
  2003**,+++,1    (0.17)%+  $         50        1.55%           (1.01)%        1.55%          (1.01)%           35.64%+

  CLASS C
  2003**,+++,1    (0.34)%+  $         50        2.30%           (1.76)%        2.30%          (1.76)%          35.64%+

-----------------------
PBHG SELECT GROWTH FUND
-----------------------

  PBHG CLASS
  2003**          23.68%+   $    257,445        1.52%           (1.43)%        1.52%          (1.43)%           84.66%+
  2003           (30.91)%        225,127        1.55%           (1.02)%        1.55%          (1.02)%          381.73%
  2002 1         (14.45)%        413,134        1.38%           (0.94)%        1.38%          (0.95)%          301.58%
  2001 1         (64.23)%        662,551        1.26%           (0.43)%        1.26%          (0.43)%          157.72%
  2000 1         240.82%       1,691,298        1.18%           (0.68)%        1.18%          (0.68)%          200.56%
  1999 1           7.37%         235,904        1.34%           (0.90)%        1.34%          (0.90)%           56.59%

  CLASS A
  2003**,++         ***     $         50         ***               ***          ***              ***            84.66%+

  CLASS C
  2003**,++         ***     $         50         ***               ***          ***              ***            84.66%+

---------------------------------
PBHG STRATEGIC SMALL COMPANY FUND
---------------------------------

  PBHG CLASS
  2003**,1        38.88%+   $     88,853        1.50%           (1.09)%        1.54%          (1.13)%           50.35%+
  2003 1         (34.78)%         57,738        1.50%           (1.09)%        1.57%          (1.16)%          113.26%
  2002 1          10.68%          86,243        1.50%           (0.96)%        1.52%          (0.97)%          118.88%
  2001 1         (27.04)%         76,331        1.50%           (0.63)%        1.50%          (0.63)%          143.04%
  2000 1          99.74%          75,225        1.50%           (0.93)%        1.55%          (0.98)%          240.55%
  1999 1         (14.52)%         48,029        1.50%           (0.97)%        1.54%          (1.01)%          140.89%

  ADVISOR CLASS
  2003**,1        38.69%+   $        965        1.75%           (1.34)%        1.79%          (1.38)%           50.35%+
  2003 1,3        (8.99)%+           509        1.75%*          (1.28)%*       1.87%*         (1.40)%*         113.26%

  CLASS A
  2003**,+++,1     3.24%+   $         52        1.75%           (1.40)%        1.77%          (1.42)%           50.35%+

  CLASS C
  2003**,+++,1     3.16%+   $         51        2.50%           (2.15)%        2.52%          (2.17)%           50.35%+




The accompanying notes are an integral part of the financial statements.

            PBHG FUNDS

-------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
For the Six Months Ended September 30, 2003 (Unaudited)



                 Net                      Realized and                                                                  Net
                Asset           Net        Unrealized                 Distributions    Distributions                   Asset
                Value       Investment      Gains or        Total       from Net           from                        Value
              Beginning       Income        (Losses)        from       Investment         Capital        Total          End
              of Period       (Loss)      on Securities  Operations      Income            Gains     Distributions   of Period
---------------------------------------------------------------------------------------------------------------------------------


-----------------------------
PBHG DISCIPLINED EQUITY FUND
-----------------------------

  PBHG CLASS
  2003**      $  7.35          $0.02          $1.44        $ 1.46            --                --             --      $ 8.81
  2003          10.42           0.06          (3.06)        (3.00)       $(0.07)               --         $(0.07)       7.35
  2002 4        10.33           0.02           0.07          0.09            --****            --             --       10.42
  2001 5        11.09           0.07          (0.76)        (0.69)        (0.07)               --          (0.07)      10.33
  2000 5        12.31           0.06          (1.20)        (1.14)        (0.06)           $(0.02)         (0.08)      11.09
  1999 5        10.90           0.10           2.06          2.16         (0.10)            (0.65)         (0.75)      12.31
  1998 5         8.43           0.06           3.07          3.13         (0.07)            (0.59)         (0.66)      10.90

  CLASS A
  2003**,+++  $  8.66          $0.01          $0.14        $ 0.15            --                --             --      $ 8.81

  CLASS C
  2003**,+++  $  8.66             --          $0.14        $ 0.14            --                --             --      $ 8.80

-----------------
PBHG FOCUSED FUND
-----------------

  PBHG CLASS
  2003**       $12.01         $(0.01)        $ 2.79        $ 2.78            --                --             --      $14.79
  2003          16.20          (0.02)         (4.17)        (4.19)           --                --             --       12.01
  2002 1        17.41          (0.04)         (1.03)        (1.07)       $(0.06)           $(0.08)        $(0.14)      16.20
  2001 1        18.51           0.07          (0.74)        (0.67)           --             (0.43)         (0.43)      17.41
  2000 1        10.46          (0.01)          8.93          8.92            --             (0.87)         (0.87)      18.51
  1999 6        10.32             --           0.14          0.14            --                --             --       10.46

  CLASS A
  2003**,++    $14.79             --             --            --            --                --             --      $14.79

  CLASS C
  2003**,++    $14.79             --             --            --            --                --             --      $14.79

-------------------
PBHG LARGE CAP FUND
-------------------

  PBHG CLASS
  2003**      $  9.50         $ 0.09         $ 1.49        $ 1.58            --                --             --      $11.08
  2003 1        13.34           0.13          (3.82)        (3.69)       $(0.15)               --         $(0.15)       9.50
  2002 1        13.90           0.03          (0.57)        (0.54)        (0.02)               --          (0.02)      13.34
  2001 1        11.97           0.21           2.21          2.42         (0.08)           $(0.41)         (0.49)      13.90
  2000          13.85           0.12           1.78          1.90         (0.08)            (3.70)         (3.78)      11.97
  1999          13.01           0.08           2.45          2.53         (0.10)            (1.59)         (1.69)      13.85

  ADVISOR CLASS
  2003**      $  9.48         $ 0.07         $ 1.49        $ 1.56            --                --             --      $11.04
  2003 1        13.30           0.09          (3.79)        (3.70)       $(0.12)               --         $(0.12)       9.48
  2002 1        13.88             --          (0.58)        (0.58)           --                --             --       13.30
  2001 1, 2     13.88           0.01          (0.01)           --            --                --             --       13.88

  CLASS A
  2003**,++    $11.08             --             --            --            --                --             --      $11.08

  CLASS C
  2003**,++    $11.08             --             --            --            --                --             --      $11.08



                                                                                          Ratio of Net
                                                                                           Investment
                                                                                 Ratio       Income
                                                                              of Expenses    (Loss)
                                                                Ratio of Net  to Average   to Average
                                   Net                          Investment    Net Assets   Net Assets
                                 Assets              Ratio        Income      (Excluding   (Excluding
                                   End            of Expenses     (Loss)        Waivers    Waivers and      Portfolio
                  Total         of Period         to Average    to Average    and Expense    Expense        Turnover
                 Return           (000)           Net Assets    Net Assets     Reduction)   Reduction)        Rate
----------------------------------------------------------------------------------------------------------------------


-----------------------------
PBHG DISCIPLINED EQUITY FUND
-----------------------------

  PBHG CLASS
  2003**         19.86%+      $  66,665              1.24%         0.54%         1.24%        0.54%        132.47%+
  2003          (28.83)%         53,983              1.19%         0.62%         1.31%        0.50%        212.69%
  2002 4          0.89%+        101,615              0.99%*        0.63%*        1.33%*       0.29%*        65.99%+
  2001 5         (6.22)%         95,031              0.99%         0.64%         1.09%        0.54%        229.00%
  2000 5         (9.33)%        118,545              0.97%         0.53%         0.97%        0.53%        270.00%
  1999 5         20.06%         145,185              0.99%         1.08%         1.11%        0.96%        261.00%
  1998 5         37.82%          33,889              1.26%         0.78%         2.25%       (0.21)%       297.00%

  CLASS A
  2003**,+++      1.73%+      $      51              1.48%         0.39%         1.48%        0.39%        132.47%+

  CLASS C
  2003**,+++      1.62%+      $      51              2.23%        (0.36)%        2.23%        0.36%        132.47%+

-----------------
PBHG FOCUSED FUND
-----------------

  PBHG CLASS
  2003**         23.15%+      $  26,756              1.48%        (0.18)%        1.48%       (0.18)%       130.45%+
  2003          (25.86)%         23,293              1.50%        (0.23)%        1.50%       (0.23)%       281.70%
  2002 1         (6.18)%         34,675              1.37%        (0.24)%        1.37%       (0.25)%       433.98%
  2001 1         (3.59)%         58,724              1.34%         0.37%         1.34%        0.37%        404.36%
  2000 1         89.17%          22,556              1.50%        (0.10)%        1.55%       (0.15)%       853.36%
  1999 6          1.36%+          3,658              1.50%*        0.09%*        2.67%*      (1.08)%*      173.09%+

  CLASS A
  2003**,++        ***        $      50               ***           ***           ***          ***         130.45%+

  CLASS C
  2003**,++        ***        $      50               ***           ***           ***          ***         130.45%+

-------------------
PBHG LARGE CAP FUND
-------------------

  PBHG CLASS
  2003**         16.63%+      $ 294,059              1.19%         1.52%         1.19%        1.52%        145.71%+
  2003 1        (27.73)%        283,989              1.20%         1.18%         1.20%        1.18%        428.30%
  2002 1         (3.86)%        524,236              1.14%         0.24%         1.14%        0.24%        947.66%
  2001 1         20.42%         425,414              1.16%         0.91%         1.16%        0.91%       1184.89%
  2000           14.25%          32,922              1.11%         0.71%         1.11%        0.71%       1018.03%
  1999           20.29%          44,922              1.01%         0.59%         1.01%        0.59%        568.20%

  ADVISOR CLASS
  2003**         16.46%+      $     705              1.44%         1.21%         1.44%        1.21%        145.71%+
  2003 1        (27.86)%            451              1.45%         0.86%         1.45%        0.86%        428.30%
  2002 1         (4.15)%            195              1.39%        (0.04)%        1.39%       (0.04)%       947.66%
  2001 1, 2       0.00%+            100              1.40%*        0.39%*        1.40%*       0.39%*      1184.89%+

  CLASS A
  2003**,++        ***        $      50               ***           ***           ***          ***         145.71%+

  CLASS C
  2003**,++        ***        $      50               ***           ***           ***          ***         145.71%+


The accompanying notes are an integral part of the financial statements.

     PBHG FUNDS


                 Net                      Realized and                                                                  Net
                Asset           Net        Unrealized                 Distributions    Distributions                   Asset
                Value       Investment      Gains or        Total       from Net           from                        Value
              Beginning       Income        (Losses)        from       Investment         Capital        Total          End
              of Period       (Loss)      on Securities  Operations      Income            Gains     Distributions   of Period
---------------------------------------------------------------------------------------------------------------------------------


-----------------
PBHG MID-CAP FUND
-----------------

  PBHG CLASS
  2003**,1     $12.29         $(0.03)        $ 2.68        $ 2.65            --                --             --      $14.94
  2003 1        15.74          (0.04)         (3.41)        (3.45)           --                --             --       12.29
  2002 1        14.44          (0.02)          1.32          1.30            --                --             --       15.74
  2001 1        13.82           0.09           1.20          1.29        $(0.03)           $(0.64)        $(0.67)      14.44
  2000 1        15.09          (0.02)          5.03          5.01            --             (6.28)         (6.28)      13.82
  1999          15.30             --           0.92          0.92            --             (1.13)         (1.13)      15.09

  ADVISOR CLASS
  2003**,1     $12.25         $(0.04)        $ 2.65        $ 2.61            --                --             --      $14.86
  2003 1        15.72          (0.07)         (3.40)        (3.47)           --                --             --       12.25
  2002 1,7      13.90          (0.03)          1.85          1.82            --                --             --       15.72

  CLASS A
  2003**,+++,1 $14.59         $(0.01)        $ 0.35        $ 0.34            --                --             --      $14.93

  CLASS C
  2003**,+++,1 $14.59         $(0.03)        $ 0.37        $ 0.34            --                --             --      $14.93

-------------------
PBHG SMALL CAP FUND
-------------------

  PBHG CLASS
  2003**       $13.27         $(0.06)        $ 3.59        $ 3.53            --                --             --      $16.80
  2003 1        20.65          (0.13)         (7.25)        (7.38)           --                --             --       13.27
  2002 1        18.48          (0.14)          2.31          2.17            --                --             --       20.65
  2001 1        18.75          (0.02)          0.58          0.56            --            $(0.83)        $(0.83)      18.48
  2000 1        11.38          (0.08)          7.45          7.37            --                --             --       18.75
  1999 1        15.38          (0.09)         (3.06)        (3.15)           --             (0.85)         (0.85)      11.38

  ADVISOR CLASS
  2003**       $13.20         $(0.09)        $ 3.59        $ 3.50            --                --             --      $16.70
  2003 1        20.60          (0.17)         (7.23)        (7.40)           --                --             --       13.20
  2002 1        18.47          (0.22)          2.35          2.13            --                --             --       20.60
  2001 1, 2     19.67          (0.02)         (1.18)        (1.20)           --                --             --       18.47

  CLASS A
  2003**,++    $16.80             --             --            --            --                --             --      $16.80

  CLASS C
  2003**,++    $16.80             --             --            --            --                --             --      $16.80

-----------------------
PBHG CLIPPER FOCUS FUND
-----------------------

  PBHG CLASS
  2003**       $11.84         $ 0.04         $ 2.95        $ 2.99            --                --             --      $14.83
  2003          16.40           0.14          (4.31)        (4.17)       $(0.15)          $ (0.24)        $(0.39)      11.84
  2002 8        15.92           0.20           2.34          2.54         (0.14)            (1.92)         (2.06)      16.40
  2001 9        10.87           0.21           5.49          5.70         (0.21)            (0.44)         (0.65)      15.92
  2000 9        12.19           0.16          (1.18)        (1.02)        (0.16)            (0.14)         (0.30)      10.87
  1999 9,10     10.00           0.05           2.18          2.23         (0.04)               --***       (0.04)      12.19

  ADVISOR CLASS
  2003**,++++  $14.23         $ 0.01         $ 0.58        $ 0.59            --                --             --      $14.82

  CLASS A
  2003**,+++   $14.22         $ 0.01         $ 0.59        $ 0.60            --                --             --      $14.82

  CLASS C
  2003**,+++   $14.22             --         $ 0.58        $ 0.58            --                --             --      $14.80



                                                                                         Ratio of Net
                                                                                           Investment
                                                                                 Ratio       Income
                                                                              of Expenses    (Loss)
                                                                Ratio of Net  to Average   to Average
                                   Net                          Investment    Net Assets   Net Assets
                                 Assets              Ratio        Income      (Excluding   (Excluding
                                   End            of Expenses     (Loss)        Waivers    Waivers and    Portfolio
                  Total         of Period         to Average    to Average    and Expense    Expense       Turnover
                 Return           (000)           Net Assets    Net Assets    Reduction)   Reduction)        Rate
----------------------------------------------------------------------------------------------------------------------


-----------------
PBHG MID-CAP FUND
-----------------

  PBHG CLASS
  2003**,1       21.56%+       $412,770              1.34%        (0.39)%        1.34%       (0.39)%        67.88%+
  2003 1        (21.92)%        288,030              1.40%        (0.33)%        1.40%       (0.33)%       195.22%
  2002 1          9.00%         464,987              1.32%        (0.15)%        1.32%       (0.15)%       236.85%
  2001 1          9.43%         231,117              1.35%         0.40%         1.35%        0.40%        248.10%
  2000 1         42.21%          60,690              1.44%        (0.15)%        1.44%       (0.15)%       742.57%
  1999            8.35%          56,981              1.33%         0.01%         1.33%        0.01%        732.73%

  ADVISOR CLASS
  2003**,1       21.31%+       $  3,813              1.59%        (0.62)%        1.59%       (0.62)%        67.88%+
  2003 1        (22.07)%          1,634              1.65%        (0.54)%        1.65%       (0.54)%       195.22%
  2002 1,7       13.09%+            127              1.55%*       (0.49)%*       1.55%*      (0.49)%*      236.85%+

  CLASS A
  2003**,+++,1    2.33%+       $     51              1.59%        (0.46)%        1.59%       (0.46)%        67.88%+

  CLASS C
  2003**,+++,1    2.33%+       $     61              2.34%        (1.20)%        2.34%       (1.20)%        67.88%+

-------------------
PBHG SMALL CAP FUND
-------------------

  PBHG CLASS
  2003**         26.60%+       $115,864              1.50%        (0.75)%        1.52%       (0.77)%        63.58%+
  2003 1        (35.74)%        102,497              1.50%        (0.83)%        1.59%       (0.92)%       115.44%
  2002 1         11.74%         290,007              1.48%        (0.72)%        1.48%       (0.72)%       144.85%
  2001 1          2.99%         251,994              1.49%        (0.09)%        1.49%       (0.09)%       177.69%
  2000 1         64.76%          92,634              1.50%        (0.56)%        1.58%       (0.64)%       352.85%
  1999 1        (20.93)%         69,787              1.48%        (0.71)%        1.48%       (0.71)%       273.87%

  ADVISOR CLASS
  2003**         26.52%+       $    178              1.74%        (1.07)%        1.76%       (1.09)%        63.58%+
  2003 1        (35.92)%            165              1.75%        (1.08)%        1.84%       (1.17)%       115.44%
  2002 1         11.53%             364              1.73%        (1.12)%        1.73%       (1.12)%       144.85%
  2001 1, 2      (6.10)%+            94              1.73%*       (0.34)%*       1.73%*      (0.34)%*      177.69%+

  CLASS A
  2003**,++        ***         $     50               ***           ***           ***          ***          63.58%+

  CLASS C
  2003**,++        ***         $     50               ***           ***           ***          ***          63.58%+

-----------------------
PBHG CLIPPER FOCUS FUND
-----------------------

  PBHG CLASS
  2003**         25.25%+       $934,098              1.48%         0.58%         1.48%        0.58%         18.88%+
  2003          (25.73)%        647,508              1.45%         1.00%         1.52%        0.93%         50.05%
  2002 8         17.48%+        621,735              1.40%*        1.26%*        1.44%*       1.23%*        39.02%+
  2001 9         53.22%         272,069              1.40%         1.41%         1.41%        1.40%        111.00%
  2000 9         (8.39)%         84,226              1.40%         1.47%         1.47%        1.40%         54.00%
  1999 9,10      22.33%+         64,135              1.40%*        1.05%*        2.08%*       0.37%*        22.00%+

  ADVISOR CLASS
  2003**,++++     4.15%+       $     52              1.73%         0.22%         1.73%        0.22%         18.88%+

  CLASS A
  2003**,+++      4.22%+       $     98              1.75%         0.64%         1.75%        0.64%         18.88%+

  CLASS C
  2003**,+++      4.08%+       $    127              2.50%         0.02%         2.50%        0.02%         18.88%+



The accompanying notes are an integral part of the financial statements.

            PBHG FUNDS

-------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
For the Six Months Ended September 30, 2003 (Unaudited)



                 Net                      Realized and
                Asset           Net        Unrealized                 Distributions    Distributions
                Value       Investment      Gains or        Total       from Net           from          Return
              Beginning       Income        (Losses)        from       Investment         Capital          of            Total
              of Period       (Loss)      on Securities  Operations      Income            Gains         Capital     Distributions
-----------------------------------------------------------------------------------------------------------------------------------


-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------

  PBHG CLASS
  2003**,^     $16.12             --         $ 0.57         $0.57            --                --            --              --

  CLASS A
  2003**,+++   $16.20         $(0.01)        $ 0.49         $0.48            --                --            --              --

  CLASS C
  2003**,+++   $16.20         $(0.03)        $ 0.49         $0.46            --                --            --              --

--------------
PBHG REIT FUND
--------------

  PBHG CLASS
  2003**,1    $  8.06         $ 0.16         $ 1.78         $1.94        $(0.16)               --            --          $(0.16)
  2003 1         9.58           0.30          (0.87)        (0.57)        (0.31)           $(0.61)       $(0.03) 12       (0.95)
  2002           8.78           0.09           0.80          0.89         (0.09)               --            --           (0.09)
  2001 5,11      9.56           0.47           0.46          0.93         (0.45)            (1.21)        (0.05) 12       (1.71)
  2000 5         8.04           0.36           1.60          1.96         (0.36)               --         (0.08) 12       (0.44)
  1999 5         8.62           0.43          (0.54)        (0.11)        (0.47)               --            --           (0.47)
  1998 5        10.49           0.32          (1.88)        (1.56)        (0.31)               --            --           (0.31)

  ADVISOR CLASS
  2003**,1    $  8.03         $ 0.15         $ 1.77         $1.92        $(0.15)               --            --          $(0.15)
  2003 1         9.55           0.27          (0.86)        (0.59)        (0.30)           $(0.61)       $(0.02) 12       (0.93)
  2002           8.75           0.09           0.79          0.88         (0.08)               --            --           (0.08)
  2001 5,11      9.55           0.43           0.45          0.88         (0.43)            (1.21)        (0.04) 12       (1.68)
  2000 5         8.04           0.31           1.60          1.91         (0.33)               --         (0.07) 12       (0.40)
  1999 5         8.62           0.39          (0.53)        (0.14)        (0.44)               --            --           (0.44)
  1998 5        10.50           0.25          (1.86)        (1.61)        (0.27)               --            --           (0.27)

  CLASS A
  2003**,++    $ 9.84             --             --            --            --                --            --              --

  CLASS C
  2003**,++    $ 9.84             --             --            --            --                --            --              --





                                                                                                        Ratio of Net
                                                                                             Ratio       Investment
                                                                                          of Expenses   Income (Loss)
                                                                            Ratio of Net  to Average     to Average
                 Net                                Net                      Investment   Net Assets     Net Assets
                Asset                             Assets          Ratio        Income     (Excluding     (Excluding
                Value                               End        of Expenses     (Loss)       Waivers        Waivers       Portfolio
                 End                 Total       of Period     to Average    to Average   and Expense    and Expense     Turnover
              of Period             Return         (000)       Net Assets    Net Assets   Reduction)     Reduction)        Rate
----------------------------------------------------------------------------------------------------------------------------------


-------------------------
PBHG SMALL CAP VALUE FUND
-------------------------

  PBHG CLASS
  2003**,^      $16.69               3.54%+       $18,434          1.50%        (0.14)%       1.73%         (0.37)%         6.44%+

  CLASS A
  2003**,+++    $16.68               2.96%+       $   103          1.75%        (0.40)%       1.98%         (0.63)%         6.44%+

  CLASS C
  2003**,+++    $16.66               2.84%+       $   103          2.50%        (1.15)%       2.73%         (1.38)%         6.44%+

--------------
PBHG REIT FUND
--------------

  PBHG CLASS
  2003**,1      $ 9.84              24.15%+       $96,704          1.28%         3.63%        1.28%          3.63%         42.90%+
  2003 1          8.06              (5.73)%        70,039          1.27%         3.42%        1.33%          3.36%        110.81%
  2002            9.58              10.11%+        76,679          1.36%*        4.20%*       1.47%*         4.09%*        25.08%+
  2001 5,11       8.78              10.41%         61,378          1.14%         4.57%        1.14%          4.57%        139.00%
  2000 5          9.56              24.90%         75,013          1.36%         4.14%        1.36%          4.14%         76.00%
  1999 5          8.04              (1.16)%        65,767          1.25%         5.12%        1.25%          5.12%         49.00%
  1998 5          8.62             (15.12)%        79,717          1.22%         3.14%        1.22%          3.14%         80.00%

  ADVISOR CLASS
  2003**,1      $ 9.80              23.97%+       $16,542          1.53%         3.35%        1.53%          3.35%         42.90%+
  2003 1          8.03              (5.99)%        14,578          1.52%         3.15%        1.58%          3.09%        110.81%
  2002            9.55              10.08% +       19,738          1.61%*        3.86%*       1.72%*         3.73%*        25.08%+
  2001 5,11       8.75               9.88% 13      18,858          1.62%         4.07%        1.62%          4.07%        139.00%
  2000 5          9.55              24.22% 13      23,417          1.89%         3.54%        1.89%          3.54%         76.00%
  1999 5          8.04              (1.62)% 13     29,502          1.73%         4.64%        1.73%          4.64%         49.00%
  1998 5          8.62             (15.54)% 13     46,665          1.73%         2.65%        1.73%          2.65%         80.00%

  CLASS A
  2003**,++     $ 9.84                ***         $    50           ***           ***          ***            ***          42.90%+

  CLASS C
  2003**,++     $ 9.84                ***         $    50           ***           ***          ***            ***          42.90%+



The accompanying notes are an integral part of the financial statements.

     PBHG FUNDS


                   Net                                    Realized and
                  Asset           Net                      Unrealized                   Distributions  Distributions
                  Value       Investment                    Gains or        Total          from Net        from
                Beginning       Income       Redemption     (Losses)        from          Investment      Capital        Total
                of Period       (Loss)          Fees      on Securities  Operations         Income         Gains     Distributions
-----------------------------------------------------------------------------------------------------------------------------------


-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------

 PBHG CLASS
 2003**,1        $ 7.31         $(0.07)           --       $   2.45      $   2.38              --             --           --
 2003 1           14.79          (0.11)           --          (7.37)        (7.48)             --             --           --
 2002 1           19.70          (0.21)           --          (4.70)        (4.91)             --             --           --
 2001 1           85.02          (0.46)           --         (59.61)       (60.07)             --         $(5.25)      $(5.25)
 2000 1           27.59          (0.54)           --          62.84         62.30              --          (4.87)       (4.87)
 1999 1           19.27          (0.19)           --           8.80          8.61              --          (0.29)       (0.29)

 ADVISOR CLASS
 2003**,1        $ 7.27         $(0.08)           --       $   2.44      $   2.36              --             --           --
 2003 1           14.75          (0.13)           --          (7.35)        (7.48)             --             --           --
 2002 1           19.70          (0.23)           --          (4.72)        (4.95)             --             --           --
 2001 1,2         34.43          (0.04)           --         (14.69)       (14.73)             --             --           --

 CLASS A
 2003**,++       $ 9.69             --            --             --            --              --             --           --

 CLASS C
 2003**,++       $ 9.69             --            --             --            --              --             --           --

-----------------------------------
PBHG INTERMEDIATE FIXED INCOME FUND
-----------------------------------

 PBHG CLASS
 2003**,^^       $10.00         $ 0.04            --       $   0.32      $   0.36          $(0.04)            --       $(0.04)

 CLASS A
 2003**,+++      $10.00         $ 0.04            --       $   0.32      $   0.36          $(0.04)            --       $(0.04)

 CLASS C
 2003**,+++      $10.00         $ 0.03            --       $   0.32      $   0.35          $(0.03)            --       $(0.03)

-----------------------------------
 PBHG IRA CAPITAL PRESERVATION FUND
-----------------------------------

 PBHG CLASS
 2003**,1        $10.00         $ 0.15            --****   $   0.02      $   0.17          $(0.17)            --       $(0.17)
 2003             10.00           0.39            --****       0.04          0.43           (0.43)            --        (0.43)
 2002 14          10.00           0.20            --****         --          0.20           (0.20)        $(0.04)       (0.24)
 2001 15          10.00           0.61         $0.01             --          0.62           (0.62)            --        (0.62)
 2000 15          10.00           0.65          0.01             --          0.66           (0.66)            --        (0.66)
 1999 15,16       10.00           0.11            --             --          0.11           (0.11)            --        (0.11)

 ADVISOR CLASS
 2003**,1        $10.00         $ 0.14            --       $   0.01      $   0.15          $(0.15)            --       $(0.15)
 2003 17          10.00           0.25            --           0.01          0.26           (0.26)            --        (0.26)

 CLASS A
 2003**,+++,1    $10.00         $ 0.03            --       $   0.02      $   0.05          $(0.05)            --       $(0.05)

 CLASS C
 2003**,+++,1    $10.00         $ 0.02            --       $   0.02      $   0.04          $(0.04)            --       $(0.04)


                                                                                                                     Ratio of Net
                                                                                                         Ratio        Investment
                                                                                                      of Expenses    Income (Loss)
                                                                                         Ratio        to Average      to Average
                                                                                        of  Net       Net Assets      Net Assets
                                    Net                        Net                    Investment      (Excluding      (Excluding
                                   Asset                     Assets         Ratio       Income         Waivers,        Waivers,
                  Reverse          Value                       End       of Expenses    (Loss)      Reimbursements  Reimbursements
                Stock Split         End         Total       of Period    to Average   to Average      and Expense     and Expense
                 (Note 2)        of Period     Return         (000)      Net Assets   Net Assets      Reduction)      Reduction)
-----------------------------------------------------------------------------------------------------------------------------------


-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------

 PBHG CLASS
 2003**,1            --           $  9.69       32.56%+    $  330,278         1.70%      (1.49)%           1.70%         (1.49)%
 2003 1              --              7.31      (50.57)%       262,244         1.54%      (1.24)%           1.54%         (1.24)%
 2002 1              --             14.79      (24.92)%       581,091         1.39%      (1.17)%           1.39%         (1.19)%
 2001 1              --             19.70      (74.20)%       920,965         1.25%      (0.81)%           1.25%         (0.81)%
 2000 1              --             85.02      233.99%      3,843,946         1.19%      (0.96)%           1.19%         (0.96)%
 1999 1              --             27.59       45.33%        536,405         1.34%      (0.96)%           1.34%         (0.96)%

 ADVISOR CLASS
 2003**,1            --           $  9.63       32.46%+    $   11,875         1.95%      (1.74)%           1.95%         (1.74)%
 2003 1              --              7.27      (50.71)%         7,285         1.79%      (1.47)%           1.79%         (1.47)%
 2002 1              --             14.75      (25.13)%        10,288         1.64%      (1.42)%           1.64%         (1.44)%
 2001 1,2            --             19.70      (42.78)%+          172         1.50%*     (0.58)%*          1.50%*        (0.58)%*

 CLASS A
 2003**,++           --           $  9.69         ***      $       50          ***         ***              ***            ***

 CLASS C
 2003**,++           --           $  9.69         ***      $       50          ***         ***              ***            ***

-----------------------------------
PBHG INTERMEDIATE FIXED INCOME FUND
-----------------------------------

 PBHG CLASS
 2003**,^^           --            $10.32        3.64%+    $    5,448         0.85%       2.56%            1.70%          1.71%

 CLASS A
 2003**,+++          --            $10.32        3.60%+    $       52         1.10%       2.26%            1.95%          1.41%

 CLASS C
 2003**,+++          --            $10.32        3.48%+    $       52         1.85%       1.50%            2.70%          0.65%

-----------------------------------
 PBHG IRA CAPITAL PRESERVATION FUND
-----------------------------------

 PBHG CLASS
 2003**,1            --            $10.00        1.71%+    $1,394,198         1.00%       2.98%            1.28%          2.70%
 2003                --             10.00        4.38%      1,192,971         1.00%       3.65%            1.34%          3.31%
 2002 14         $ 0.04             10.00        1.98%+       518,004         1.00%*      4.67%*           1.32%*         4.35%*
 2001 15             --             10.00        6.34%         71,298         1.00%       5.97%            1.62%          5.35%
 2000 15             --             10.00        6.80%         24,065         1.03%       6.53%            1.84%          5.69%
 1999 15,16          --             10.00        1.12%+           867         1.00%*      6.67%*          46.23%*       (38.56)%*

 ADVISOR CLASS
 2003**,1            --            $10.00        1.55%+    $    5,070         1.25%       2.71%            1.53%          2.43%
 2003 17             --             10.00        2.64%+         2,132         1.25%*      3.02%*           1.59%*         2.68%*

 CLASS A
 2003**,+++,1        --            $10.00        0.50%+    $       50         1.25%+      1.92%            1.44%          1.73%

 CLASS C
 2003**,+++,1        --            $10.00        0.41%+    $       50         1.75%+      1.42%            1.94%          1.23%




                  Portfolio
                  Turnover
                    Rate
----------------------------


-------------------------------------
PBHG TECHNOLOGY & COMMUNICATIONS FUND
-------------------------------------

 PBHG CLASS
 2003**,1            77.66%+
 2003 1             261.67%
 2002 1             185.33%
 2001 1             291.41%
 2000 1             362.38%
 1999 1             276.07%

 ADVISOR CLASS
 2003**,1            77.66%+
 2003 1             261.67%
 2002 1             185.33%
 2001 1,2           291.41%

 CLASS A
 2003**,++           77.66%+

 CLASS C
 2003**,++           77.66%+

-----------------------------------
PBHG INTERMEDIATE FIXED INCOME FUND
-----------------------------------

 PBHG CLASS
 2003**,^^           57.88%+

 CLASS A
 2003**,+++          57.88%+

 CLASS C
 2003**,+++          57.88%+

-----------------------------------
 PBHG IRA CAPITAL PRESERVATION FUND
-----------------------------------

 PBHG CLASS
 2003**,1           121.93%+
 2003               222.67%
 2002 14            116.91%+
 2001 15            196.00%
 2000 15             72.00%
 1999 15,16         137.00%+

 ADVISOR CLASS
 2003**,1           121.93%+
 2003 17            222.67%

 CLASS A
 2003**,+++,1       121.93%+

 CLASS C
 2003**,+++,1       121.93%+



The accompanying notes are an integral part of the financial statements.

            PBHG FUNDS

FINANCIAL HIGHLIGHTS -- Concluded
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period
For the Six Months Ended September 30, 2003 (Unaudited)


                 Net                      Realized and                                                                  Net
                Asset                      Unrealized                 Distributions    Distributions                   Asset
                Value           Net         Gains or        Total       from Net           from                        Value
              Beginning     Investment      (Losses)        from       Investment         Capital        Total          End
              of Period       Income      on Securities  Operations      Income            Gains     Distributions   of Period
----------------------------------------------------------------------------------------------------------------------------------


-----------------------
PBHG CASH RESERVES FUND
-----------------------

  PBHG CLASS
  2003**        $1.00          $0.01             --         $0.01        $(0.01)               --         $(0.01)      $1.00
  2003           1.00           0.01             --          0.01         (0.01)               --          (0.01)       1.00
  2002           1.00           0.03             --          0.03         (0.03)               --          (0.03)       1.00
  2001           1.00           0.06             --          0.06         (0.06)               --          (0.06)       1.00
  2000           1.00           0.05             --          0.05         (0.05)               --          (0.05)       1.00
  1999           1.00           0.05             --          0.05         (0.05)               --          (0.05)       1.00


                                                                                         Ratio of Net
                                                                                Ratio     Investment
                                                                             of Expenses    Income
                                                                             to Average   to Average
                                  Net                         Ratio of Net   Net Assets   Net Assets
                                Assets              Ratio      Investment    (Excluding   (Excluding
                                  End            of Expenses     Income        Waivers    Waivers and
                 Total         of Period         to Average    to Average    and Expense    Expense
                Return           (000)           Net Assets    Net Assets    Reduction)   Reduction)
------------------------------------------------------------------------------------------------------


-----------------------
PBHG CASH RESERVES FUND
-----------------------

  PBHG CLASS
  2003**         0.17%+       $ 75,614              0.89%         0.33%         0.89%        0.33%+
  2003           0.94%          94,459              0.75%         0.93%         0.75%        0.93%
  2002           2.55%         107,513              0.59%         2.92%         0.59%        2.91%
  2001           5.98%         525,463              0.52%         5.78%         0.52%        5.78%
  2000           4.81%         579,458              0.69%         4.78%         0.69%        4.78%
  1999           4.84%         144,239              0.70%         4.72%         0.70%        4.72%



   * Annualized
  ** For the six months ended September 30, 2003 (unless otherwise noted).
 *** This shareholder data is not being disclosed because the data is not believed to be meaningful due to the short operational history.
**** Amount is less than $0.01 per share.
   + Total return and portfolio turnover have not been annualized.
  ++ Class A and Class C shares commenced operations on September 30, 2003.
 +++ Class A and Class C shares commenced operations on July 31, 2003.
++++ The PBHG Clipper Focus Fund Advisor Class commenced operations on
     June 30, 2003.
   ^ The PBHG Small Cap Value Fund commenced operations on July 25, 2003.
  ^^ The PBHG Intermediate Fixed Income Fund commenced operations on
     July 31, 2003.
   1 Per share calculations were performed using average shares for the period. 2 The PBHG Large Cap 20 Fund Advisor Class, PBHG Large Cap Growth Fund
     Advisor Class, PBHG Large Cap Fund Advisor Class, PBHG Small Cap Fund Advisor Class and PBHG Technology & Communications Fund Advisor Class commenced operations on December 29, 2000.
   3 The PBHG Strategic Small Company Fund Advisor Class commenced operations on
     August 31, 2002.
   4 On January 11, 2002, the PBHG Disciplined Equity Fund acquired the assets of the Analytic Enhanced Equity Fund. The operations of the PBHG Disciplined Equity Fund prior to the acquisition were those of the predecessor fund, the Analytic Enhanced Equity Fund. The Enhanced Equity Fund was a series of the UAM Funds, Inc. II.
   5 For the year ended December 31.
   6 The PBHG Focused Fund commenced operations on February 12, 1999.
   7 The PBHG Mid-Cap Fund Advisor Class commenced operations on October 31,
     2001.
   8 On December 14, 2001, the PBHG Clipper Focus Fund acquired the assets of the Clipper Focus Portfolio. The operations of the PBHG Clipper Focus Fund prior to the acquisition were those of the predecessor fund, the Clipper Focus Portfolio. The Clipper Focus Portfolio was a series of the UAM Funds Trust.
   9 For the year or period ended April 30.
  10 The PBHG Clipper Focus Fund commenced operations on September 10, 1998.
  11 On December 14, 2001, the PBHG REIT Fund acquired the assets of the Heitman
     Real Estate Portfolio. The operations of the PBHG REIT Fund prior to the acquisition were those of the predecessor fund, the Heitman Real Estate Portfolio. The Heitman Real Estate Portfolio was a series of UAM Funds Trust.
  12 Historically, the PBHG REIT Fund has distributed to its shareholders amounts approximating dividends received from the REITs. A portion of such distributions may include a return of capital.
  13 The total returns prior to the acquisition do not include the sales charge.
     The Advisor Class of the Fund's predecessor carried a maximum front-end sales charge of 4.75%. Total Returns shown in the chart have been adjusted to reflect the elimination of the front-end sales charge. If the charge had been included, the returns would have been lower.
  14 On January 11, 2002, the PBHG IRA Capital Preservation Fund acquired the assets of the IRA Capital Preservation Portfolio. The operations of the PBHG IRA Capital Preservation Fund prior to the acquisition were those of the predecessor fund, the IRA Capital Preservation Portfolio. The IRA Capital Preservation Portfolio was a series of the UAM Funds Trust.
  15 For the year or period ended October 31.
  16 The PBHG IRA Capital Preservation Fund commenced operations on August 31,
     1999.
  17 The PBHG IRA Capital Preservation Fund Advisor Class commenced operations on July 31, 2002.

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

     PBHG FUNDS

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                                            As of September 30, 2003 (UNAUDITED)




1.  ORGANIZATION
PBHG Funds (the "Fund"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund became a Delaware statutory trust effective July 16, 2001 and changed its name from The PBHG Funds, Inc. The Fund currently offers eighteen series: the PBHG Emerging Growth Fund (the "Emerging Growth Fund"), the PBHG Growth Fund (the "Growth Fund"), the PBHG Large Cap 20 Fund (the "Large Cap 20 Fund"), the PBHG Large Cap Growth Fund (the "Large Cap Growth Fund"), the PBHG Select Growth Fund (the "Select Growth Fund"), the PBHG Strategic Small Company Fund (the "Strategic Small Company Fund"), the PBHG Disciplined Equity Fund (the "Disciplined Equity Fund"), the PBHG Focused Fund (the "Focused Fund"), the PBHG Large Cap Fund (the "Large Cap Fund"), the PBHG Mid-Cap Fund (the "Mid-Cap Fund"), the PBHG Small Cap Fund (the "Small Cap Fund"), the PBHG Clipper Focus Fund (the "Clipper Focus Fund"), the PBHG Small Cap Value Fund (the "Small Cap Value Fund"), the PBHG REIT Fund (the "REIT Fund"), the PBHG Technology & Communications Fund (the "Technology & Communications Fund"), the PBHG Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), the PBHG IRA Capital Preservation Fund (the "IRA Capital Preservation Fund"), and the PBHG Cash Reserves Fund (the "Cash Reserves Fund") (each a "Portfolio" and, collectively, the "Portfolios"). Each Portfolio is classified as a diversified management investment company, with the exception of the Large Cap 20, Focused, Clipper Focus, and Technology & Communications Funds, which are classified as non-diversified management investment companies. Each Portfolio's prospectus provides a description of its investment objectives, policies and investment strategies. The Fund is registered to offer four classes of shares, PBHG Class, Advisor Class, Class A and Class C. Each Class has authorization to issue an unlimited amount of shares of common stock. The assets of each Portfolio are segregated, and a shareholders interest is limited to the Portfolio in which shares are held.

The Clipper Focus, REIT, IRA Capital Preservation, and Disciplined Equity Funds (each an "Acquiring Fund" and collectively the "Acquiring Funds") have each acquired all of the assets of the Clipper Focus, Heitman Real Estate and IRA Capital Preservation Portfolios of UAM Funds Trust, and the Analytic Enhanced Equity Fund of UAM Funds, Inc. II, respectively (each an "Acquired Fund" and collectively the "Acquired Funds"). Following approval by their respective Boards and shareholders, the tax-free reorganizations for the Clipper Focus and Heitman Real Estate Portfolios took place on December 14, 2001 and the tax-free reorganizations of the Enhanced Equity Fund and the IRA Capital Preservation Portfolio took place on January 11, 2002. All of the shareholders of the Acquired Funds received PBHG Class shares of the respective Acquiring Funds, except that the Advisor Class shareholders of Heitman Real Estate Portfolio received Advisor Class shares of REIT Fund. Each shareholder of an Acquired Fund received a number of shares of the corresponding Acquiring Fund with an aggregate net asset value equal to that of his or her shares of the Acquired Funds. The net assets upon reorganization, and the number of shares issued and redeemed by the corresponding Acquiring Funds, are as follows:


                                   NET ASSETS UPON    ACQUIRING FUND       ACQUIRED FUND
    ACQUIRING FUND                  REORGANIZATION     SHARES ISSUED      SHARES REDEEMED
-----------------------------------------------------------------------------------------
PBHG Clipper Focus Fund -
   PBHG Class                      $323,953,417         22,134,825          22,134,825
PBHG Disciplined Equity Fund -
   PBHG Class                        95,694,351          9,274,069           9,274,069
PBHG REIT Fund -
   PBHG Class/Institutional Class    60,671,839          7,022,527           7,022,527
   Advisor Class/Advisor Class       19,046,055          2,212,278           2,212,278
PBHG IRA Capital Preservation Fund -
   PBHG Class                       190,638,690         19,063,848          19,063,848


The assets of the Acquired Funds prior to the reorganization and the unrealized gain/(loss) included in the net assets were as follows:

                                                                                         UNREALIZED
                                                           NET ASSETS                   GAIN/(LOSS)
                                                            BEFORE                      INCLUDED IN
                                                        REORGANIZATION                   NET ASSETS
---------------------------------------------------------------------------------------------------

UAM Funds Trust Clipper Focus Portfolio 1                $323,953,417                   $14,367,725
UAM Funds, Inc. II Analytic Enhanced Equity Fund 1         95,694,351                       692,256
UAM Funds Trust Heitman Real Estate Portfolio 1            79,717,894                     3,983,453
UAM Funds Trust IRA Capital Preservation Portfolio 1      190,638,690                      (713,818)


1 DENOTES THE SURVIVING OR CONTINUING PORTFOLIO FOR PURPOSES OF MAINTAINING THE FINANCIAL STATEMENTS AND PERFORMANCE HISTORY IN THE POST-REORGANIZATION PORTFOLIOS.

The Small Cap Value Fund ("Acquiring Fund") has acquired all of the assets of the TS&W Small Cap Value Fund LLC ("Acquired Fund"). Following approval by the managing member, Thompson, Siegel & Walmsley, Inc., and its shareholders, the tax-free reorganization took place on July 25, 2003. All of the shareholders of the Acquired Fund received PBHG Class shares of the Acquiring Fund. Each shareholder of the Acquired Fund received a number of shares of the Acquiring Fund with an aggregate net asset value equal to that of his or her shares of the Acquired Fund. The net assets upon reorganization, and the number of shares issued and redeemed by the Acquiring Fund was as follows:

NET ASSETS UPON   ACQUIRING FUND SHARES   ACQUIRED FUND SHARES
 REORGANIZATION           ISSUED                REDEEMED
--------------------------------------------------------------

  $17,356,981          1,076,870.669            1,076,886

The assets of the Acquired Fund prior to the reorganization and the unrealized gain/(loss) included in the net assets were as follows:

        NET ASSETS BEFORE     UNREALIZED GAIN/(LOSS) INCLUDED
          REORGANIZATION                IN NET ASSETS
-------------------------------------------------------------
            $17,356,981                  $3,305,698


2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Portfolios.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

WRAPPER AGREEMENTS -- The IRA Capital Preservation Fund has entered into Wrapper Agreements with insurance companies, banks or other financial institutions ("Wrap Providers") that are rated, at the time of purchase, in one of the top two rating categories by a rating agency. A Wrapper Agreement is a contract that is designed to protect a portion of the Portfolio from investment losses and, under most circumstances, permit the Portfolio to maintain a constant NAV per share. There is no active trading market for Wrapper Agreements, and none is expected to develop; therefore, they will be considered illiquid.

Pursuant to the terms of the Wrapper Agreements, the sub-adviser will manage the Portfolio's securities to have an overall duration between 1.5 and 4.0 years. In addition, the terms of the Wrapper Agreements require the Portfolio to maintain minimum cash and cash equivalent balances. Throughout the term of the Wrapper Agreements, the Portfolio will pay the Wrapper Providers an annual fee based on the Wrapper Agreements book value balance.

The crediting rate used in computing book value is the actual yield of the covered assets, plus or minus the amortization of realized and unrealized gain or loss on the covered assets, based on fluctuations in the market value of the

            PBHG FUNDS

--------------------------------------------------------------------------------
As of September 30, 2003 (UNAUDITED)

covered assets. The crediting rate is calculated by a formula specified by each of the Wrapper Agreements and is adjusted monthly or quarterly depending on the contract.

A default by the issuer of a Portfolio security or a Wrapper Provider on its obligations may result in a decrease in the value of the Portfolio assets. Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal. Additionally, a Portfolio shareholder may realize more or less than the actual investment return on the Portfolio securities depending upon the timing of the shareholder's purchases and redemption of shares, as well as those of other shareholders.

Wrapper Agreements will generally be valued at the difference between the Book Value and Market Value (plus accrued interest) on the applicable covered assets and will either be reflected as an asset or liability of the IRA Capital Preservation Fund. The Board of Trustees has determined fair value procedures for the Wrapper Agreements.

SECURITY VALUATION -- Investment securities of the Portfolios that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Investment securities of the Portfolios that are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. If there is no such reported sale, these securities and unlisted securities for which market quotations are not readily available, are valued at the last bid price. However, debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Foreign securities may be valued based upon quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations, including the Wrapper Agreements in the IRA Capital Preservation Fund, are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board of Trustees believes accurately reflects fair value. The values of investment securities held by the Cash Reserves Fund are stated at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods.

DIVIDENDS -- Dividends from net investment income for the Portfolios are declared annually, if available, with the exception of the REIT, Intermediate Fixed Income, IRA Capital Preservation and Cash Reserves Funds. Dividends from net investment income for the REIT Fund are declared and paid on a quarterly basis. Dividends from net investment income for the Intermediate Fixed Income, IRA Capital Preservation and Cash Reserves Funds are declared daily and paid monthly. Distributions of net realized capital gains, for each Portfolio, are generally made to shareholders annually, if available.

To maintain a stable NAV, the IRA Capital Preservation Fund declares and pays dividends in amounts that include the investment income earned by its Portfolio plus the crediting rate income from the Wrapper Provider. This may cause the Portfolio to make distributions that will be considered return of capital. In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Portfolio is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in net asset value per share. Given the objective of the Portfolio to maintain a stable net asset value of $10.00 per share, the Portfolio intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10.00 per share.

On December 12, 2001, the IRA Capital Preservation Fund declared a capital gain distribution to shareholders of record on December 12, 2001 in the amount of $0.0186 per share (the short-term capital gain distribution was $0.0178 per share and the long-term capital gain distribution was $0.0008 per share). On the same day, the Portfolio declared a reverse share split with a factor of 0.99814 in order to restore the Portfolio's net asset value per share to $10.00.

On January 9, 2002, the IRA Capital Preservation Fund declared a capital gain distribution to shareholders of record on January 9, 2002 in the amount of $0.0174 per share (the short-term capital gain distribution was $0.0136 per share and the long-term capital gain distribution was $0.0038 per share). On the same day, the Portfolio declared a reverse share split with a factor of 0.99826 in order to restore the Portfolio's net asset value per share to $10.00.

FOREIGN WITHHOLDING TAXES -- The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Portfolios accrue such taxes when the related income is earned.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Fund's Board of Trustees require that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Portfolio may be delayed or limited.

TBA PURCHASE COMMITMENTS -- The Intermediate Fixed Income and IRA Capital Preservation Funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of each Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

MORTGAGE DOLLAR ROLLS -- The Intermediate Fixed Income and IRA Capital Preservation Funds may enter into mortgage dollar rolls (principally using TBA's) in which each Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed date. Each Portfolio accounts for such dollar rolls under the purchases and sales method and receives compensation as consideration for entering into the commitment to repurchase. Each Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that each Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. Each Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

FOREIGN CURRENCY TRANSLATION-- The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     PBHG FUNDS


   (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and

  (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Portfolios report gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

FUTURES CONTRACTS -- The Disciplined Equity Fund utilizes futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Portfolio will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Portfolio's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit required to initiate the futures transaction.

The Disciplined Equity Fund had the following futures contracts open as of September 30, 2003:

                                              CONTRACT                        UNREALIZED
CONTRACT                     NUMBER OF          VALUE                        DEPRECIATION
DESCRIPTION                   CONTRACTS         (000)       EXPIRATION           (000)
------------------------------------------------------------------------------------------

S&P 500 Composite Index           12           $2,982         Dec-03            $(47)
S&P 500 Composite Index
   E-Mini                          4              199         Dec-03              (2)
                                                                                ----
                                                                                $(49)
                                                                                ====


DIRECTED BROKERAGE -- Some Portfolios may direct certain portfolio trades to brokers who pay a portion of the commissions for those trades in cash to the Portfolios. Directed brokerage arrangements are accounted for as realized gains of the respective Portfolio. Under these arrangements, the following Portfolios received cash in the amounts shown below during the six months ended September 30, 2003:

Emerging Growth Fund                        $  1,013
Growth Fund                                  192,379
Large Cap 20 Fund                             11,585
Large Cap Growth Fund                         12,527
Select Growth Fund                            25,823
Strategic Small Company Fund                   1,635
Focused Fund                                   5,156
Large Cap Fund                               191,708
Mid-Cap Fund                                  80,345
Small Cap Fund                                 4,819
Clipper Focus Fund                           224,494
REIT Fund                                      2,231
Technology & Communications Fund              55,492

OTHER -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are prorated to the Portfolios on the basis of relative net assets. Class specific expenses, such as 12b-1 distribution and service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Portfolio are allocated to the respective class on the basis of the relative net assets each day.

The Fund has an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent expenses shown in the Statement of Operations are in total and do not reflect the expense reductions which are shown separately.

The IRA Capital Preservation Fund retains a redemption fee of 2.00% on redemptions of capital shares held for less than twelve months. For the six months ended September 30, 2003, there were $404,983 in redemption fees retained.


3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund and Pilgrim Baxter & Associates, Ltd. (the "Adviser"), an indirect, wholly-owned subsidiary of Old Mutual plc, are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Adviser is paid a monthly fee that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Portfolio. In the interest of limiting expenses of the Portfolios, the Adviser has entered into separate expense limitation agreements with the Fund ("Expense Limitation Agreements"), with respect to the Large Cap 20, Strategic Small Company, Disciplined Equity, Focused, Large Cap, Mid-Cap, Small Cap, Clipper Focus, Small Cap Value, REIT, Intermediate Fixed Income and IRA Capital Preservation Funds, pursuant to which the Adviser has agreed to waive or limit its fees and to assume other expenses of these Portfolios to the extent necessary to limit the total annual expenses to a specified percentage of the Portfolios' average daily net assets, exclusive of certain expenses such as fees and expenses incurred under the Rule 12b-1 distribution and service plan and extraordinary expenses.

With respect to the Disciplined Equity, Clipper Focus, REIT and IRA Capital Preservation Funds, the Adviser may seek reimbursement by those Portfolios for any advisory fees waived or limited and other expenses paid by the Adviser to the Acquiring Funds after September 25, 2002. With respect to the other Portfolios, the Adviser may seek reimbursement for advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreements during the previous two fiscal years. Reimbursement by the Portfolio of the advisory fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Portfolio has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense ratio of each Portfolio to exceed the total operating expense percentage described above. With respect to all Portfolios, no reimbursement by a Portfolio will be made unless: (i) the Portfolio's assets exceed $75 million; (ii) the Portfolio's total annual expense ratio is less than the specified percentage of the Portfolio's average daily net assets, and (iii) the payment of such reimbursement was approved by the Board of Trustees.

At September 30, 2003, pursuant to the above, the amount the Advisor may seek reimbursement of previously waived and reimbursed fees for the Strategic Small Company, Small Cap, Clipper Focus, Small Cap Value, Intermediate Fixed Income, and IRA Capital Preservation Funds was $58,704, $152,729, $85,592, $7,669, $7,348, and $3,585,310, respectively.

            PBHG FUNDS

--------------------------------------------------------------------------------
As of September 30, 2003 (UNAUDITED)


The advisory fee and expense limitations are as follows:

                                                            EXPENSE           EXPENSE
                                                           LIMITATION        LIMITATION        EXPENSE         EXPENSE
                                        ADVISORY              PBHG             ADVISOR        LIMITATION      LIMITATION
                                           FEE                CLASS             CLASS           CLASS A         CLASS C
-------------------------------------------------------------------------------------------------------------------------
Emerging Growth Fund                      0.85%                n/a              n/a**            n/a              n/a
Growth Fund                               0.85%                n/a              n/a              n/a              n/a
Large Cap 20 Fund                         0.85%               1.50%            1.75%            1.75%            2.50%
Large Cap Growth Fund                     0.75%                n/a              n/a              n/a              n/a
Select Growth Fund                        0.85%                n/a              n/a**            n/a              n/a
Strategic Small Company Fund              1.00%               1.50%            1.75%            1.75%            2.50%
Disciplined Equity Fund                   0.70%               1.50%            1.75%**          1.75%            2.50%
Focused Fund                              0.85%               1.50%            1.75%**          1.75%            2.50%
Large Cap Fund                            0.65%               1.50%            1.75%            1.75%            2.50%
Mid-Cap Fund                              0.85%               1.50%            1.75%            1.75%            2.50%
Small Cap Fund                            1.00%               1.50%            1.75%            1.75%            2.50%
Clipper Focus Fund                        1.00%               1.50%            1.75%            1.75%            2.50%
Small Cap Value Fund                      1.00%               1.50%            1.75%**          1.75%            2.50%
REIT Fund                                 0.85%               1.50%            1.75%            1.75%            2.50%
Technology & Communications Fund          0.85%                n/a              n/a              n/a              n/a
Intermediate Fixed Income Fund            0.40%               0.85%            1.10%**          1.10%            1.85%
IRA Capital Preservation Fund             0.60%               1.00%            1.25%            1.25%            1.75%
Cash Reserves Fund                        0.30%                n/a              n/a**           n/a**            n/a**



** Class is currently not offered for the applicable Portfolio.


Wellington Management Company, LLP ("WMC") serves as the sub-adviser to the Cash Reserves Fund. For its services provided pursuant to the Investment Sub-Advisory Agreement with the Adviser and the Fund, WMC is entitled to receive a fee from the Adviser, computed daily and paid monthly, at an annual rate equal to 0.075% of the Cash Reserves Fund's average daily net assets up to and including $500 million and 0.020% of the Cash Reserves Fund's average daily net assets over $500 million, but subject to a minimum annual fee of $50,000. WMC may, from time to time, waive all or a portion of its fee from the Adviser. WMC receives no fees directly from the Cash Reserves Fund.

Pacific Financial Research, Inc. ("PFR"), an indirect, wholly-owned subsidiary of Old Mutual plc, serves as the sub-adviser to the Clipper Focus Fund. For its services provided pursuant to the sub-advisory agreement, PFR is entitled to receive from the Adviser a sub-advisory fee equal to 0.40% of the Portfolio's average daily net assets. PFR receives no fees directly from the Clipper Focus Fund.

Analytic Investors, Inc. ("Analytic"), an indirect, wholly-owned subsidiary of Old Mutual plc, serves as the sub-adviser to the Disciplined Equity Fund. For the services it provides pursuant to the sub-advisory agreement, Analytic is entitled to receive from the Adviser a sub-advisory fee that will be equal to one-half of the advisory fee received by the Adviser (less the amount of any expense reimbursements). Analytic receives no fees directly from the Disciplined Equity Fund.

Thompson, Siegel & Walmsley, Inc. ("TS&W"), an indirect, wholly-owned subsidiary of Old Mutual plc, serves as the sub-adviser to the Small Cap Value Fund. For its services provided pursuant to the sub-advisory agreement, TS&W is entitled to receive from the Adviser a sub-advisory fee that will be equal to one-half of the advisory fee received by the Adviser (less the amount of any expense reimbursements) after December 31, 2003. Prior to that date, TS&W will receive a sub-advisory fee equal to 1.00% of the assets transferred to the Small Cap Value Fund in connection with the reorganization and 0.50% of the average daily net assets (less the amount of any expense reimbursements) on the other assets of the Portfolio. TS&W receives no fees directly from the Small Cap Value Fund.

Heitman Real Estate Securities LLC ("Heitman"), an indirect, wholly-owned subsidiary of Old Mutual plc, serves as the sub-adviser to the REIT Fund. For the services it provides pursuant to the sub-advisory agreement, Heitman is entitled to receive from the Adviser a sub-advisory fee that will be equal to one-half of the advisory fee received by the Adviser (less the amount of any expense reimbursements). Heitman receives no fees directly from the REIT Fund.

Dwight Asset Management Company ("Dwight"), an indirect, wholly-owned subsidiary of Old Mutual plc, serves as the sub-adviser to the Intermediate Fixed Income and IRA Capital Preservation Funds. For the services it provides pursuant to the sub-advisory agreement, Dwight is entitled to receive from the Adviser a sub-advisory fee that will be equal to one-half of the advisory fee received by the Adviser (less the amount of any expense reimbursements). Dwight receives no fees directly from the Intermediate Fixed Income and IRA Capital Preservation Funds.

PBHG Fund Services (the "Administrator"), a wholly-owned subsidiary of the Adviser, provides the Fund with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of each Portfolio.

SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI Global Funds Services (the "Sub-Administrator"). The Sub-Administrator assists the Administrator in providing administrative services to the Fund. For acting in this capacity, the Administrator pays the Sub-Administrator the following fees. The fee will be the greater of $50,000 per portfolio or at the annual rate of 0.0165% of the first $10 billion of the average daily net assets of (i) the Fund and (ii) PBHG Insurance Series Fund, another fund family managed by the Adviser (collectively known as the "PBHG Fund Family"), 0.0125% of the next $10 billion of the average daily net assets of each portfolio in the PBHG Fund Family, and 0.0100% of the average daily net assets of each portfolio in the PBHG Fund Family in excess of $20 billion.

     PBHG FUNDS


SEI Investments has agreed to act as an agent in placing repurchase agreements for all Portfolios, except the Cash Reserves Fund. Listed below are the amounts SEI Investments earned for its services from each Portfolio, excluding the Cash Reserves Fund, for the six months ended September 30, 2003, and are reflected as a reduction of interest income.

Emerging Growth Fund                               $ 2,561
Growth Fund                                         32,506
Large Cap 20 Fund                                    1,709
Large Cap Growth Fund                                1,483
Select Growth Fund                                   2,369
Strategic Small Company Fund                           846
Disciplined Fund                                       367
Focused Fund                                           174
Large Cap Fund                                       1,286
Mid-Cap Fund                                         3,794
Small Cap Fund                                         797
Clipper Focus Fund                                   9,937
Small Cap Value Fund                                    89
REIT Fund                                              545
Technology & Communications Fund                     2,954
Intermediate Fixed Income Fund                         143
IRA Capital Preservation Fund                       52,699

The Fund has entered into a distribution agreement (the "Distribution Agreement") with PBHG Fund Distributors (the "Distributor") a wholly-owned subsidiary of the Adviser. The Distributor receives no compensation for serving in such capacity. The Fund, on behalf of Class A and Class C shares of each Portfolio, has adopted a Distribution Plan (Class A Shares) and a Distribution Plan (Class C Shares), each under Rule 12b-1 under the Investment Company Act, which provide for payment of a distribution fee of up to 0.25% and 0.75% of the average daily net assets of Class A shares and Class C shares, respectively. The Fund has also adopted a Service Plan on behalf of Class A shares and Class C shares of each Portfolio and a separate Service Plan under Rule 12b-1 of the Investment Company Act on behalf of Advisor Class shares of each Portfolio, both of which provide for payment of a service fee of up to 0.25% of the average daily net assets of each class. Distribution fees are paid to the Distributor for the sale and distribution of Class A shares and Class C shares and service fees are paid to the Distributor, brokers, dealers and other financial intermediaries for providing or arranging for others to provide personal services to shareholders and/or the maintenance of shareholder accounts. Of the service and distribution fees the Distributor received for the six months ended September 30, 2003, it retained the following:

                                                                    DISTRIBUTION
                                          SERVICE FEES                  FEES
                            -------------------------------------   ------------
                             ADVISOR CLASS    CLASS A     CLASS C      CLASS C
                            --------------    -------     -------   ------------
Large Cap 20                    $   66            --         --           --
Large Cap Growth                    --          $ 21         --           --
Strategic Small Co                 118            22       $ 22        $  65
Disciplined Equity                  --            22         21           64
Large Cap                           --            --         21           63
Mid-Cap                             --            22         24           73
Clipper Focus                       32            22         32           97
Small Cap Value                     --            44         43          128
REIT                             1,403            --         --           --
Intermediate Fixed Income           --            22         21           64
IRA Capital Preservation            89            21         21           42

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund. Wachovia Bank, National Association serves as the custodian for each of the Portfolios.

The Fund has entered into a shareholder servicing agreement with PBHG Fund Services to provide shareholder support and other shareholder account-related services. PBHG Fund Services has, in turn, contracted with PBHG Shareholder Services, Inc. ("PBHGSS"), its wholly-owned subsidiary, to assist in the provision of those services. PBHGSS received no fees directly from the Portfolios. The shareholder service fees are reviewed semi-annually and approved annually by the Board of Trustees.

Shareholder service fees (including out of pocket expenses) paid to PBHG Fund Services for the six months ended September 30, 2003 were:

Emerging Growth Fund                        $172,800
Growth Fund                                  500,640
Large Cap 20 Fund                            140,622
Large Cap Growth Fund                         71,289
Select Growth Fund                           191,250
Strategic Small Company Fund                  22,588
Disciplined Equity Fund                        6,107
Focused Fund                                  11,987
Large Cap Fund                                50,458
Mid-Cap Fund                                  64,828
Small Cap Fund                                27,864
Clipper Focus Fund                            67,025
Small Cap Value Fund                           2,329
REIT Fund                                     14,809
Technology & Communications Fund             376,055
Intermediate Fixed Income Fund                    26
IRA Capital Preservation Fund                 36,503
Cash Reserves Fund                            50,602

On April 4, 2000, the Board of Trustees approved an agreement between the Fund and PBHG Fund Services to provide shareholder related web development and maintenance services. For its services over the six months ended September 30, 2003, PBHG Fund Services received a fee of $235,994, which was allocated to each fund quarterly based on average net assets. The fee is reviewed semi-annually and approved annually by the Board of Trustees.

Officers and trustees of the Fund who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Fund.


4.  INVESTMENT TRANSACTIONS

The cost of securities purchased and the proceeds from securities sold, other than short-term investments, for the Portfolios, excluding the Cash Reserves Fund, for the six months ended September 30, 2003 were as follows:


                                   PURCHASES (000)  SALES (000)
                                   --------------- ------------
Emerging Growth Fund                 $  222,380    $  111,460
Growth Fund                           1,489,207     1,462,724
Large Cap 20 Fund                       105,563       123,633
Large Cap Growth Fund                    65,415        71,226
Select Growth Fund                      203,383       207,197
Strategic Small Company Fund             42,965        36,568
Disciplined Fund                         83,260        79,961
Focused Fund                             32,890        34,933
Large Cap Fund                          429,844       468,802
Mid-Cap Fund                            300,013       242,238
Small Cap Fund                           70,689        84,688
Clipper Focus Fund                      254,934       150,460
Small Cap Value Fund                     15,358         1,117
REIT Fund                                50,345        40,643
Technology & Communications Fund        238,354       237,941
Intermediate Fixed Income Fund            2,620           356
IRA Capital Preservation Fund           381,681       263,084

During the six months ended September 30, 2003, the Intermediate Fixed Income Fund and the IRA Capital Preservation Fund purchased U.S. Government Securities of $5,140,127 and $1,292,549,835, respectively and received proceeds from the sale of U.S. Government Securities of $2,495,530 and $1,189,134,661, respectively.

            PBHG FUNDS

--------------------------------------------------------------------------------
As of September 30, 2003 (UNAUDITED)


5.  FEDERAL TAX INFORMATION

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company for Federal income tax purposes and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of March 31, 2003, primarily attributable to certain net operating losses which for tax purposes, are not available to offset future income, were reclassified to the following accounts:

                                                     INCREASE/               INCREASE/
                                                    (DECREASE)               (DECREASE)
                                                    ACCUMULATED             UNDISTRIBUTED
                             DECREASE              NET REALIZED            NET INVESTMENT
                          PAID IN-CAPITAL              GAIN                    INCOME
                               (000)                   (000)                    (000)
                          ---------------          ------------              ----------
Emerging Growth Fund       $  (3,640)               $    --                   $ 3,640
Growth Fund                  (16,183)                    --                    16,183


                                                      (DECREASE)               (DECREASE)
                                                      ACCUMULATED             UNDISTRIBUTED
                               DECREASE              NET REALIZED            NET INVESTMENT
                            PAID IN-CAPITAL              GAIN                    INCOME
                                 (000)                   (000)                    (000)
                             ------------             ----------               ----------
Large Cap 20 Fund            $  (1,775)               $    --                  $  1,775
Large Cap Growth Fund           (1,311)                    --                     1,311
Select Growth Fund              (2,864)                    --                     2,864
Clipper Focus Fund                  --                    613                      (613)
Focused Fund                       (65)                    --                        65
Large Cap Fund                     (37)                    --                        37
Mid-Cap Fund                    (1,206)                    74                     1,132
Small Cap Fund                  (1,376)                     5                     1,371
REIT Fund*                        (301)                  (429)                      730
Strategic Small Company Fund      (738)                     1                       737
Technology &
   Communications Fund         (88,712)**              83,734                     4,978**
IRA Capital Preservation Fund       --                 (6,230)                    6,230


These reclassifications had no effect on net assets or net asset value per share.

 * Information reflects fund activity based on the fund's 12/31/02 tax reporting year.
** Includes approximately $350,000 from the PBHG Global Technology &
   Communications reorganization.

At March 31, 2003, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (000):

                                                                         EXPIRING MARCH 31,
                                        --------------------------------------------------------------------------------------
                                           2006           2007         2008            2009            2010            2011
                                        ----------     ----------   ----------    ----------        ----------      ----------
Emerging Growth Fund                        --             --           --               --         $  271,959       $120,614
Growth Fund                                 --             --           --               --          1,372,228        312,740
Large Cap 20 Fund                           --             --           --               --            264,338        105,397
Large Cap Growth Fund                       --             --           --         $ 10,836            114,492         73,296
Select Growth Fund                          --             --           --          226,961            877,966        125,915
Focused Fund                                --             --           --               --              3,069          5,957
Large Cap Fund                              --             --           --               --             50,032         99,496
Mid-Cap Fund                                --             --           --               --             10,427         29,873
Small Cap Fund                              --             --           --               --              4,539         47,139
Disciplined Equity Fund                 $2,263         $9,344         $282               --                 87         19,945
Strategic Small Company Fund                --             --           --               --             10,148         16,866
Technology & Communications Fund            --             --           --          117,211          1,954,050        425,949
Cash Reserves Fund                          --             --            4               --                  5             --


     PBHG FUNDS


At September 30, 2003, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes.

The Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio, excluding Cash Reserves Fund, at September 30, 2003 were as follows:

                                                                                           NET
                                                                                        UNREALIZED
                                FEDERAL          UNREALIZED        UNREALIZED         APPRECIATION/
                               TAX COST         APPRECIATION      DEPRECIATION       (DEPRECIATION)
                                 (000)              (000)             (000)               (000)
                             ----------          --------          ----------           --------
 Emerging Growth Fund        $  329,843          $136,350          $  (9,404)           $126,946
 Growth Fund                  1,128,641           237,903            (22,034)            215,869
 Large Cap 20 Fund              184,221            40,942             (2,602)             38,340
 Large Cap Growth Fund          157,435            37,182             (3,329)             33,853
 Select Growth Fund             206,306            58,568             (6,236)             52,332
 Strategic Small
   Company Fund                  66,586            24,526             (1,862)             22,664
 Disciplined Equity Fund         63,153             5,461             (1,951)              3,510
 Focused Fund                    25,688             1,920               (871)              1,049
 Large Cap Fund                 286,395            10,899             (7,278)              3,621
 Mid-Cap Fund                   381,445            46,117             (9,708)             36,409
 Small Cap Fund                 102,568            17,257             (3,432)             13,825
 Clipper Focus Fund             917,537            93,528            (78,311)             15,217
 Small Cap Value Fund            15,624             4,034               (498)              3,536
 REIT Fund                       99,129            15,379               (539)             14,840
 Technology &
   Communications Fund          278,375            69,271             (5,554)             63,717
 Intermediate Fixed
   Income Fund                    6,916               152                (10)                142
 IRA Capital
   Preservation Fund          1,672,634            30,547             (9,169)             21,378


6.  CONCENTRATIONS/RISKS

The Cash Reserves Fund invests primarily in a portfolio of money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain funds invest a high percentage of their assets in specific sectors of the market, especially technology, health care, consumer cyclical, consumer non-cyclical, services and financial. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, have a greater impact on the fund's net asset value and will cause its shares to fluctuate more than if the fund did not concentrate its investments in a particular sector. In addition, the REIT and Technology & Communications Funds are concentrated which means they will invest 25% or more of their net assets in specific industries.

7.  LINE OF CREDIT

Except for the PBHG Cash Reserves Fund, each Portfolio may borrow an amount up to its prospectus defined limitations, from a $150 million committed line of credit available to the Funds in the PBHG Fund Family.
Prior to June 4, 2003 the line of credit available to the Funds was $250 million. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.50%. The PBHG Fund Family pays an annual commitment fee of 0.10% of the outstanding committed amount. Each Fund is allocated a portion of this fee based on its net assets relative to the net assets of the PBHG FundFamily. The Portfolios had no outstanding borrowings at September 30, 2003 or at any time during the six months ended September 30, 2003.

8.  FUND REORGANIZATIONS

On June 20, 2003, the assets of the PBHG Core Growth Fund were reorganized into the PBHG Growth Fund. Under the Agreement and Plan of Reorganization, 4,364,758 shares of the PBHG Core Growth Fund were exchanged for 2,426,979 shares of the PBHG Growth Fund in a tax-free exchange.

The value of the PBHG Core Growth Fund on June 20, 2003 was $38,292,873. Upon the business combination of such Funds on June 20, 2003, the value of the PBHG Core Growth Fund, which included net investment loss of $76,452, accumulated realized losses of $76,468,605, and unrealized gains of $5,055,074, combined with the PBHG Growth Fund was $1,286,227,465.

On June 20, 2003, the assets of the PBHG Limited Fund and PBHG New Opportunities Fund were reorganized into the PBHG Emerging Growth Fund. Under the Agreement and Plan of Reorganization, 6,189,582 shares of the PBHG Limited Fund and 1,335,096 shares of the PBHG New Opportunities Fund were exchanged for 7,332,758 shares of the PBHG Emerging Growth Fund in a tax-free exchange.

The value of the PBHG Limited Fund and the PBHG New Opportunities Fund on June 20, 2003 was $46,086,847 and $29,403,893, respectively. Upon the business combination of such Funds on June 20, 2003, the value of the PBHG Limited Fund, which included net investment loss of $133,565, accumulated realized losses of $21,519,376, and unrealized gains of $12,358,987, and the value of the PBHG New Opportunities Fund, which included net investment loss of $90,256, accumulated realized losses of $30,109,741, and unrealized gains of $5,545,877, combined with the PBHG Emerging Growth Fund was $267,138,968.

9. SUBSEQUENT EVENTS

Pilgrim Baxter &Associates ("Pilgrim Baxter") announced on November 13, 2003 that founders Harold J. Baxter and Gary L. Pilgrim have stepped down from all their positions with Pilgrim Baxter and from all their positions with PBHG Funds and PBHG Insurance Series (collectively the "PBHG Fund Family"). David J. Bullock, President and Chief Operating Officer of Pilgrim Baxter, will also serve as the Chief Executive Officer of Pilgrim Baxter. In addition, Mr. Bullock has been elected by the Board of Trustees of the PBHG Fund Family to the positions of President of PBHG Funds and PBHG Insurance Series. Mr. Baxter's role as chairman of Pilgrim Baxter will be assumed by Scott F. Powers, chief executive of Old Mutual Asset Management,

            PBHG FUNDS

NOTES TO FINANCIAL STATEMENTS -- Concluded
--------------------------------------------------------------------------------
As of September 30, 2003 (UNAUDITED)


the US asset management group of Pilgrim Baxter's corporate parent, London-based Old Mutual plc.

In connection with an examination of active trading of mutual fund shares by the United States Securities and Exchange Commission ("SEC") and the New York Attorney General ("NYAG"), Pilgrim Baxter received inquiries and subpoenas for documents from those agencies. Pilgrim Baxter retained independent counsel to assist in responding to these inquiries and to conduct an examination of mutual fund shareholder trading practices in the PBHG Fund Family. This internal examination revealed that Mr. Pilgrim had a significant but passive investment in a private investment limited partnership, unaffiliated with Pilgrim Baxter, that actively purchased and redeemed shares of certain PBHG Funds and other mutual funds. This partnership's investment activity in the PBHG Funds was limited to the period from March 2000 to December 2001. Mr. Baxter had knowledge of Mr. Pilgrim's investment and that the limited partnership was actively trading in PBHG Fund shares. The internal investigation is ongoing and counsel will report the results of such examination to the PBHG Board of Trustees. In addition, Pilgrim Baxter and the PBHG Fund Family are continuing to cooperate fully with the SEC and the NYAG with respect to their examination of these matters.

Pilgrim Baxter determined that certain corrective measures were appropriate relating to the PBHG Fund Family's shareholder trading policies and practices. As a result, Pilgrim Baxter has informed the PBHG Fund Family that: (1) Mr. Pilgrim will disgorge all personal profits he received from his investment in the limited partnership for the period March 2000 to December 2001; (2) Pilgrim Baxter will reimburse management fees earned which were attributable to that limited partnership's investment in PBHG Funds; (3) Pilgrim Baxter will retain an independent accounting firm to conduct a separate review of the adequacy of internal controls and procedures affecting processes and functions critical to the investment management and administration of the PBHG Fund Family; and (4) Pilgrim Baxter's current practices of attempting to prevent market timing activity in the PBHG Fund Family will be formally adopted as policies and disclosed in the PBHG Fund Family prospectuses.

The review of Pilgrim Baxter's practices and policies in these matters is ongoing, and will continue until any concerns that the Independent Trustees of the PBHG Fund Family may have are addressed. The Trustees, assisted by the Trustees' independent counsel, will continue to closely monitor Pilgrim Baxter's internal review. Pilgrim Baxter will continue to work closely with the Independent Trustees.

As of the date of this report, Pilgrim Baxter is aware of several shareholder class action lawsuits filed since November 13, 2003 that relate to the matters described above. The complaints in these lawsuits name, among others, Pilgrim Baxter & Associates, Ltd., Harold J. Baxter, Gary L. Pilgrim, PBHG Funds and PBHG Fund Distributors as defendants. The complaints have been filed in the U.S. District Court for the Eastern District of Pennsylvania and they do not differ materially in terms of allegations and demands for relief. The complaints charge the defendants with violations of the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, and for common law breach of fiduciary duties. Plaintiffs in these lawsuits seek to recover unspecified damages on behalf of the class members. Pilgrim Baxter expects that additional lawsuits similar to these lawsuits may be filed against Pilgrim Baxter, its officers, affiliates of Pilgrim Baxter, and the PBHG Fund Family. Pilgrim Baxter anticipates that any additional lawsuits would be similar to those described above.

At this time, management is unable to determine what, if any, financial impact these events may have on PBHG Fund's results of operations or financial condition.

     PBHG FUNDS

PBHG SHAREHOLDER MEETINGS (unaudited)
--------------------------------------------------------------------------------


A special meeting of the shareholders of the PBHG Core Growth Fund was held on
June 19, 2003 to vote on the following matter:
                                                                                                                     TOTAL
                                                                 FOR              AGAINST         ABSTAIN      SHARES OUTSTANDING
                                                              --------            -------         -------       ----------------
To approve the Agreement and Plan of Reorganization for the
PBHG Core Growth Fund into the PBHG Growth Fund               1,696,979         115,391          55,924            4,430,928


A special meeting of the shareholders of the
PBHG Limited Fund was held on June 19, 2003 to
vote on the following matter:
                                                                                                                      TOTAL
                                                                 FOR              AGAINST         ABSTAIN      SHARES OUTSTANDING
                                                              --------            -------         -------       ----------------
To approve the Agreement and Plan of Reorganization for the
PBHG Limited Fund into the PBHG Emerging Growth Fund          2,043,863         694,740          75,874            6,523,637


A special meeting of the shareholders of the PBHG New Opportunities Fund was held on June 19, 2003 to vote on the following matter:

                                                                                                                     TOTAL
                                                                 FOR              AGAINST         ABSTAIN      SHARES OUTSTANDING
                                                              --------            -------         -------       ----------------
To approve the Agreement and Plan of Reorganization
for the PBHG New Opportunities Fund into the
PBHG Emerging Growth Fund                                      543,941            86,380           11,761          1,500,553


A special meeting of the shareholders of the TS&W Small Cap Fund LLC was held on
July 23, 2003 to vote on the following matter:

                                                                                                                     TOTAL
                                                                 FOR              AGAINST         ABSTAIN      SHARES OUTSTANDING
                                                              --------            -------         -------       ----------------
To approve the Agreement and Plan of Reorganization
for the TS&W Small Cap Value Fund LLC into the
PBHG Small Cap Value Fund                                     1,076,886            63,134            --            1,140,020



                               PBHG SECURITY PROXY VOTING GUIDELINES (unaudited)
--------------------------------------------------------------------------------

A description of the guidelines that the Fund or the Fund's investment adviser/sub-adviser uses to vote proxies relating to portfolio securities is available without charge (i) upon request, by calling 800-433-0051; (ii) on the Fund's website at HTTP://WWW.PBHGFUNDS.COM; and (iii) on the Commission's website at http://www.sec.gov.; and beginning no later than August 31, 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 will be available without charge (i) through the Fund's website at HTTP://WWW.PBHGFUNDS.COM; and (ii) on the Commission's website at http://www.sec.gov.

            PBHG FUNDS

PBHG DISCLOSURE NOTES (unaudited)
--------------------------------------------------------------------------------

AVERAGES

The LIPPER INTERMEDIATE INVESTMENT GRADE DEBT FUNDS AVERAGE represents the average performance of 446 mutual funds classified by Lipper, Inc. in the Intermediate Investment Grade Debt category.

The LIPPER LARGE-CAP CORE FUNDS AVERAGE represents the average performance of 1,127 mutual funds classified by Lipper, Inc. in the Large-Cap Core category.

The LIPPER LARGE-CAP GROWTH FUNDS AVERAGE represents the average performance of 693 mutual funds classified by Lipper, Inc. in the Large-Cap Growth category.

The LIPPER MID-CAP CORE FUNDS AVERAGE represents the average performance of 319 mutual funds classified by Lipper, Inc. in the Mid-Cap Core category.

The LIPPER MID-CAP GROWTH FUNDS AVERAGE represents the average performance of 536 mutual funds classified by Lipper, Inc. in the Mid-Cap Growth category.

The LIPPER MONEY MARKET FUNDS AVERAGE represents the average performance of 411 mutual funds classified by Lipper, Inc. in the Money Market category.

The LIPPER MULTI-CAP CORE FUNDS AVERAGE represents the average performance of 580 mutual funds classified by Lipper, Inc. in the Multi-Cap Core category.

The LIPPER MULTI-CAP GROWTH FUNDS AVERAGE represents the average performance of 422 mutual funds classified by Lipper, Inc. in the Multi-Cap Growth category.

The LIPPER MULTI-CAP VALUE FUNDS AVERAGE represents the average performance of 506 mutual funds classified by Lipper, Inc. in the Multi-Cap Value category.

The LIPPER REAL ESTATE FUNDS AVERAGE represents the average performance of 188 mutual funds classified by Lipper, Inc. in the Real Estate category.

The LIPPER SCIENCE & TECHNOLOGY FUNDS AVERAGE represents the average performance of 350 mutual funds classified by Lipper, Inc. in the Science & Technology category.

The LIPPER SMALL-CAP CORE FUNDS AVERAGE represents the average performance of 514 mutual funds classified by Lipper, Inc. in the Small-Cap Core category.

The LIPPER SMALL-CAP GROWTH FUNDS AVERAGE represents the average performance of 488 mutual funds classified by Lipper, Inc. in the Small-Cap Growth category.

The Lipper performance figures are based on the changes in net asset value of the Funds in the category with all capital gains distributions and income dividends reinvested.

The Lipper returns for certain periods reflect fee waivers and/or expense reimbursements in effect for that period; absent fee waivers and expense reimbursements, performance may have been lower.

INDICES

The LEHMAN INTERMEDIATE U.S. AGGREGATE BOND INDEX is an unmanaged index of fixed income securities with medium term durations.

The PSE TECHNOLOGY INDEX(R)is a price-weighted index of the top 100 U.S. technology stocks.

The RUSSELL 1000(R) GROWTH INDEX is an unmanaged index that measures the performance of those securities in the Russell 1000(R) IndeX with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000(R) GROWTH INDEX is an unmanaged index comprised of those securities in the Russell 2000(R) Index with a greater-than- average growth orientation.

The RUSSELL 2000(R) INDEX is an unmanaged index comprised of the 2,000 smallest securities in the Russell 3000(R) Index.

The RUSSELL 2000(R) VALUE INDEX is an unmanaged index that measures the performance of those securities in the Russell 2000(R) Index with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 3000(R) INDEX is an unmanaged index comprised of the 3,000 largest U.S. companies based on total market capitalization.

The RUSSELL 3000(R) GROWTH INDEX is an unmanaged index that measures the performance of those securities in the Russell 3000(R) Index with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index comprised of the mid-cap securities in the Russell 1000(R) Index with a higher price-to-book ratio and higher forecasted growth values.

The RYAN 5-YEAR GIC MASTER INDEX is an unmanaged index with an arithmetic mean or market rates of $1 million GIC contracts held for five years.

The S&P 500 INDEX is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

The S&P MIDCAP 400 INDEX is an unmanaged capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market.

The WILSHIRE REAL ESTATE SECURITIES INDEX is a market weighted capitalization index of publicly traded real estate securities, including real estate investment trusts, real estate operating companies, and partnerships.

The Indices/Averages are presented for illustrative purposes only, and are not intended to imply the past or future performance of the Portfolio. The performance of the Indices/Averages assume reinvestment of capital gains and income dividends but assume no transaction costs, taxes, management fees or other expenses. A direct investment in the Indices/Averages is not possible.

     PBHG FUNDS

TRUSTEES AND OFFICERS OF THE TRUST  (unaudited)
-----------------------------------------------
As of November 13, 2003

 The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and the principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. Each Trustee serves as a Trustee and each officer serves as an officer in a similar capacity for PBHG Insurance Series Fund, a registered investment company advised by the Adviser.



--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES*
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE
 John R. Bartholdson
 1550 Liberty Ridge Drive,
 Suite 100
 Wayne, PA 19087
 (59)

POSITION HELD WITH THE FUND
 Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED
 Trustee since 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
 Chief Financial Officer, The Triumph Group, Inc. (manufacturing) since 1992.

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE
 29

OTHER DIRECTORSHIPS HELD BY TRUSTEE
 Director, The Triumph Group, Inc. since 1992. Trustee, PBHG Insurance Series since 1997.


--------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE
 Jettie M. Edwards
 76 Seaview Drive,
 Santa Barbara, CA 93108
 (57)

POSITION HELD WITH THE FUND
 Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED
 Trustee since 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
 Consultant, Syrus Associates (business and marketing consulting firm) 1986-2002

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE
 29

OTHER DIRECTORSHIPS HELD BY TRUSTEE
 Trustee, Provident Investment Counsel Trust (investment company-5 portfolios since1992.) Trustee, EQ Advisors (investment company-37 portfolios) since 1997. Trustee, PBHG Insurance Series since 1997.


--------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE
 Albert A. Miller
 7 Jennifer Drive
 Holmdel, NJ 07733
 (69)

POSITION HELD WITH THE FUND
 Trustee

TERM OF OFFICE AND LENGTH OF TIME SERVED
 Trustee since 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
 Senior Vice President, Cherry & Webb, CWT Specialty Stores 1995-2000. Advisor and Secretary, the Underwoman Shoppes Inc. (retail clothing stores) 1980-2002. Merchandising Group Vice President, R.H. Macy & Co. (retail department stores) 1958-1995. Retired.

NUMBER OF PORTFOLIOS IN COMPLEX OVERSEEN BY TRUSTEE
 29

OTHER DIRECTORSHIPS HELD BY TRUSTEE
 Trustee, PBHG Insurance Series since 1997.
--------------------------------------------------------------------------------

 * Trustee of the Trust until such time as his or her successor is duly elected and appointed.


--------------------------------------------------------------------------------
OFFICERS**
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE
 David J. Bullock
 1400 Liberty Ridge Drive
 Wayne, PA 19087-5593
 (47)

POSITION HELD WITH THE FUND
 President

TERM OF OFFICE AND LENGTH OF TIME SERVED
 President since 2003

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

 President and Chief Operating Officer, Pilgrim Baxter & Associates, Ltd. since July 2003. Chief Executive Officer, Pilgrim Baxter & Associates, Ltd., Trustee, PBHG Fund Distributors and PBHG Fund Services since November 2003. President, PBHG Insurance Series Fund since November 2003. President and Chief Executive Officer, Transamerica Capital, Inc. September 1998 to July 2003.


--------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE
 Lee T. Cummings
 1400 Liberty Ridge Drive
 Wayne, PA 19087-5593
 (40)

POSITION HELD WITH THE FUND
 Treasurer, Chief Financial Officer, Controller

TERM OF OFFICE AND LENGTH OF TIME SERVED
 Treasurer, Chief Financial Officer, Controller since 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
 Vice President, Pilgrim Baxter & Associates, Ltd. since 2001 and Diaector of Mutual Fund Operations, Pilgrim Baxter & Associates, Ltd., 1996-2001; Treasurer, Chief Financial Officer, Controller, PBHG Insurance Series Fund since March 1997. President, PBHG Shareholder Services, Inc. since 2001; President, PBHG Fund Distributors 1999-2003. Vice President, PBHG Fund Distributors, since March 2003 and Treasurer, PBHG Fund Services, May 1996-1999; President, PBHG Fund Services since December 1998.


--------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE
 John M. Zerr
 1400 Liberty Ridge Drive
 Wayne, PA 19087-5593
 (41)

POSITION HELD WITH THE FUND
 Vice President and Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED
 Vice President and Secretary since 1997

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
 Senior Vice President, Pilgrim Baxter & Associates, Ltd. since 2001 and General Counsel and Secretary, Pilgrim Baxter & Associates, Ltd. since November 1996; Vice President and Secretary, PBHG Insurance Series Fund, since March 1997; General Counsel and Secretary, Pilgrim Baxter Value Investors, Inc., November 1996 to May 2002; General Counsel and Secretary, PBHG Fund Services since January 1998; General Counsel and Secretary, PBHG Shareholder Services since 2001; General Counsel and Secretary, PBHG Fund Distributors since January 1998.

            PBHG FUNDS

TRUSTEES AND OFFICERS OF THE TRUST  (unaudited)
-----------------------------------------------
As of November 13, 2003


--------------------------------------------------------------------------------
OFFICERS** (CONCLUDED)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE
 Brian C. Dillon
 1400 Liberty Ridge Drive
 Wayne, PA 19087-5593
 (40)

POSITION HELD WITH THE FUND
 Vice President

TERM OF OFFICE AND LENGTH OF TIME SERVED
 Vice President since 2001

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
 Chief Compliance Officer, Pilgrim Baxter & Associates, Ltd., PBHG Fund Services, PBHG Insurance Series Fund, PBHG Shareholder Services, and PBHG Fund Distributors since April 2001; Chief Compliance Officer, Pilgrim Baxter Value Investors, Inc., April 2001 to May 2002; Chief Compliance Officer, Pilgrim Baxter Private Equity Advisor, April 2001-March 2003. Vice President and Deputy Compliance Director, Delaware Investments, 1995-2001.


--------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE
 Robert E. Putney, III
 1400 Liberty Ridge Dr.
 Wayne, PA 19087-5593
 (43)

POSITION HELD WITH THE FUND
 Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED
 Vice President and Assistant Secretary since 2002

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
 Vice President, Senior Legal Counsel and Assistant Secretary, Pilgrim Baxter & Associates, Ltd. PBHG Fund Distributors and PBHG Fund Services, since December 2001; Director and Senior Counsel, Merrill Lynch Investment Managers, L.P. and Princeton Administrators, L.P. until December 2001; Secretary of various Merrill Lynch and Mercury open-end funds, as well as Somerset Exchange Fund and The Europe Fund, Inc. until December 2001.


--------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE

 Stephen F. Panner
 1400 Liberty Ridge Drive
 Wayne, PA 19087-5593
 (33)

POSITION HELD WITH THE FUND
 Assistant Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED
 Assistant Treasurer since 2000

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
 Fund Administration Manager, Pilgrim Baxter & Associates, Ltd. since February 2000. Assistant Treasurer, PBHG Insurance Series Fund, since 2000. Fund Accounting Manager, SEI Investments Mutual Funds Services, 1997-2000.


--------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE
 William P. Schanne
 1400 Liberty Ridge Drive
 Wayne, PA 19087-5593
 (31)

POSITION HELD WITH THE FUND
 Assistant Treasurer

TERM OF OFFICE AND LENGTH OF TIME SERVED
 Assistant Treasurer since 2001

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
 Fund Administration Associate, Pilgrim Baxter & Associates, Ltd. since August 2001. Assistant Treasurer, PBHG Insurance Series Fund, since 2001. Fund Accounting Supervisor, PFPC, Inc., 1999-2001; Fund Accountant, PFPC, Inc., 1998-1999; Annuity Loan Officer and Fund Auditor, Carpenters Health and Welfare of Philadelphia, 1996-1998.


--------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE
 John C. Munch
 One Freedom Valley Road
 Oaks, PA 19456
 (32)

POSITION HELD WITH THE FUND
 Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED
 Vice President and Assistant Secretary since 2002

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
 Vice President and Assistant Secretary of SEI Investments Global Funds Services and SEI Investments Distribution Co. since November 2001; Vice President and Assistant Secretary, PBHG Insurance Series Fund, since 2002. Associate, Howard, Rice, Nemerovski, Canady, Falk & Rabkin (law firm), 1998-2001; Associate, Seward & Kissel, LLP (law firm) 1996-1998.


--------------------------------------------------------------------------------
NAME, ADDRESS, AND AGE
 Timothy D. Barto
 One Freedom Valley Road
 Oaks, PA 19456
 (35)

POSITION HELD WITH THE FUND
 Vice President and Assistant Secretary

TERM OF OFFICE AND LENGTH OF TIME SERVED
 Vice President and Assistant Secretary since 1999

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
 Vice President and Assistant Secretary of SEI Investments Co. and Vice President and Assistant Secretary of SEI Investments Global Funds Services and SEI Investments Distribution Co. since November 1999; Vice President and Assistant Secretary, PBHG Insurance Series Fund, since 1999. Associate, Dechert Price & Rhoads (law firm) 1997-1999.

--------------------------------------------------------------------------------
** Officer of the Trust until such time as his or her successor is duly elected and qualified.

[BLANK PAGE]

[LOGO OMITTED]

[GRAPHIC ART OMITTED]

P.O. BOX 219534
KANSAS CITY, MO 64121-9534

INVESTMENT ADVISER:
PILGRIM BAXTER & ASSOCIATES, LTD.

DISTRIBUTOR:
PBHG FUND DISTRIBUTORS




                            1.800.433.0051
                                WWW.PBHGFUNDS.COM




This semi-annual report is for the information of PBHG Funds shareholders, but may be used with prospective investors when preceded or accompanied by a current prospectus for PBHG Funds and a performance update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The purchase and sale information provided should not be construed as a recommendation to purchase or sell a particular security. There is no assurance, as of the date of publication of this material, that the securities purchased remain in the portfolio or that securities sold have not been repurchased. Additionally, it is noted that the securities purchased do not represent the Fund's entire portfolio and in the aggregate may represent a small percentage of a Fund's portfolio. The Old Mutual Group is a marketing name for the affiliated companies of Old Mutual plc, a London Stock Exchange-listed global financial services organization. Pilgrim Baxter & Associates, Ltd. and PBHG Fund Distributors, the investment adviser and distributor for the PBHG Funds, respectively, are indirect, wholly-owned subsidiaries of Old Mutual plc.


                                                                    PBHG-SAR2003
                                                                          03-565

Item 2.    Code of Ethics.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

Item 3.    Audit Committee Financial Expert.

Not applicable - only effective for annual reports for periods ending on or after July 15, 2003.

Item 4.    Principal Accountant Fees and Services.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    (Reserved)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.    (Reserved)

Item 9.    Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 10.  Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PBHG Funds


By (Signature and Title)*                        /s/ David J. Bullock
                                                 -------------------------------
                                                 David J. Bullock, President and
                                                 Principal Executive Officer

Date 11/25/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ David J. Bullock
                                                 ------------------------------
                                                 David J. Bullock, President and
                                                 Principal Executive Officer

Date 11/25/03


By (Signature and Title)*                        /s/ Lee T. Cummings
                                                 ------------------------------
                                                 Lee T. Cummings, Treasurer and
                                                 Principal Financial Officer

Date 11/25/03
* Print the name and title of each signing officer under his or her signature.